UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:                                    811-24019

Victory Portfolios IV
(Exact name of registrant as specified in charter)

15935 La Cantera Parkway Building Two, San Antonio, Texas  78256
(Address of principal executive offices)                         (Zip code)

Christopher J. Kelley, Victory Capital Management Inc. 60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-539-3863

Date of fiscal year end: August 31

Date of reporting period: August 31, 2026

Item 1. Reports to Stockholders.

(a)

Victory High Income Municipal Fund

Class A

Ticker: PIMAX

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about Victory High Income Municipal Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$83	0.82%

What affected the Fund’s performance during the last year?

  For the fiscal year ended August 31, 2026, the Fund’s Class A shares at NAV returned 1.95%. For the same period, the Fund’s broad-based benchmark, the Bloomberg Municipal Bond Total Return Index, returned 4.12%. The performance benchmark, the Bloomberg High Yield Municipal Total Return Index, returned 6.66% over the period.

  The Portfolio’s underperformance was primarily driven by an asset allocation overweight to and security selection within the Tobacco bond sector. In addition, an overweight allocation to the Charter School sector weighed on relative performance.

  On the positive side, the Fund’s security selection in the Continuing Care Retirement Community (CCRC) and the Special Tax sectors was accretive to overall performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory High Income Municipal Fund Class A @ NAV - $11,642	Victory High Income Municipal Fund Class A @ MOP - $11,387	Bloomberg Municipal Bond Index (regulatory broad based index) - $12,085	Bloomberg High Yield Municipal Bond Index - $14,416
8/16	$10,000	$9,781	$10,000	$10,000
8/17	$10,133	$9,911	$10,088	$10,225
8/18	$10,700	$10,466	$10,138	$10,860
8/19	$11,544	$11,291	$11,022	$11,925
8/20	$11,495	$11,243	$11,378	$12,040
8/21	$12,455	$12,183	$11,765	$13,506
8/22	$11,185	$10,940	$10,749	$12,146
8/23	$10,822	$10,585	$10,932	$12,210
8/24	$11,761	$11,504	$11,598	$13,721
8/25	$11,419	$11,169	$11,607	$13,516
8/26	$11,642	$11,387	$12,085	$14,416

AVERAGE ANNUAL TOTAL RETURNS

(as of August 31, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	1.95%	-1.34%	1.53%
Class A @ MOP	-0.28%	-1.78%	1.31%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg High Yield Municipal Bond Index	6.66%	1.31%	3.73%

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$563,303
Number of Holdings	178
Investment Advisory Fees	$3,605
Portfolio Turnover	18%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top Industries* (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Pollution	1.6%
Facilities	2.5%
General Obligation	2.7%
Housing	3.0%
Medical	4.4%
General	9.4%
Development	11.0%
Nursing Homes	16.6%
Tobacco Settlement	17.7%
Education	26.3%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective December 1, 2025, Victory Pioneer High Income Municipal Fund was renamed to Victory High Income Municipal Fund. The Fund’s investment objective, principal investment strategies, principal risks and management did not change.

For more complete information, you may review the Fund's prospectus, issued December 31, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PIMAX — AR (8/26)

Victory High Income Municipal Fund

Class C

Ticker: HICMX

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about Victory High Income Municipal Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$160	1.59%

What affected the Fund’s performance during the last year?

  For the fiscal year ended August 31, 2026, the Fund’s Class C shares at NAV returned 1.00%. For the same period, the Fund’s broad-based benchmark, the Bloomberg Municipal Bond Total Return Index, returned 4.12%. The performance benchmark, the Bloomberg High Yield Municipal Total Return Index, returned 6.66% over the period.

  The Portfolio’s underperformance was primarily driven by an asset allocation overweight to and security selection within the Tobacco bond sector. In addition, an overweight allocation to the Charter School sector weighed on relative performance.

  On the positive side, the Fund’s security selection in the Continuing Care Retirement Community (CCRC) and the Special Tax sectors was accretive to overall performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory High Income Municipal Fund Class C @ NAV - $10,966	Victory High Income Municipal Fund Class C @ CDSC - $10,966	Bloomberg Municipal Bond Index (regulatory broad based index) - $12,085	Bloomberg High Yield Municipal Bond Index - $14,416
8/16	$10,000	$10,000	$10,000	$10,000
8/17	$10,055	$10,055	$10,088	$10,225
8/18	$10,538	$10,538	$10,138	$10,860
8/19	$11,282	$11,282	$11,022	$11,925
8/20	$11,164	$11,164	$11,378	$12,040
8/21	$12,004	$12,004	$11,765	$13,506
8/22	$10,698	$10,698	$10,749	$12,146
8/23	$10,272	$10,272	$10,932	$12,210
8/24	$11,077	$11,077	$11,598	$13,721
8/25	$10,755	$10,755	$11,607	$13,516
8/26	$10,966	$10,966	$12,085	$14,416

AVERAGE ANNUAL TOTAL RETURNS

(as of August 31, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class C @ NAV	1.00%	-2.13%	0.93%
Class C @ CDSC	0.07%	-2.13%	0.93%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg High Yield Municipal Bond Index	6.66%	1.31%	3.73%

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$563,303
Number of Holdings	178
Investment Advisory Fees	$3,605
Portfolio Turnover	18%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top Industries* (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Pollution	1.6%
Facilities	2.5%
General Obligation	2.7%
Housing	3.0%
Medical	4.4%
General	9.4%
Development	11.0%
Nursing Homes	16.6%
Tobacco Settlement	17.7%
Education	26.3%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective December 1, 2025, Victory Pioneer High Income Municipal Fund was renamed to Victory High Income Municipal Fund. The Fund’s investment objective, principal investment strategies, principal risks and management did not change.

For more complete information, you may review the Fund's prospectus, issued December 31, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

HICMX — AR (8/26)

Victory High Income Municipal Fund

Class Y

Ticker: HIMYX

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about Victory High Income Municipal Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$56	0.55%

What affected the Fund’s performance during the last year?

  For the fiscal year ended August 31, 2026, the Fund’s Class Y shares returned 2.19%. For the same period, the Fund’s broad-based benchmark, the Bloomberg Municipal Bond Total Return Index, returned 4.12%. The performance benchmark, the Bloomberg High Yield Municipal Total Return Index, returned 6.66% over the period.

  The Portfolio’s underperformance was primarily driven by an asset allocation overweight to and security selection within the Tobacco bond sector. In addition, an overweight allocation to the Charter School sector weighed on relative performance.

  On the positive side, the Fund’s security selection in the Continuing Care Retirement Community (CCRC) and the Special Tax sectors was accretive to overall performance.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory High Income Municipal Fund Class Y - $1,191,783	Bloomberg Municipal Bond Index (regulatory broad based index) - $1,208,483	Bloomberg High Yield Municipal Bond Index - $1,441,644
8/16	$1,000,000	$1,000,000	$1,000,000
8/17	$1,015,908	$1,008,835	$1,022,511
8/18	$1,073,370	$1,013,755	$1,086,009
8/19	$1,161,334	$1,102,154	$1,192,496
8/20	$1,160,226	$1,137,814	$1,203,976
8/21	$1,259,301	$1,176,453	$1,350,553
8/22	$1,135,009	$1,074,896	$1,214,649
8/23	$1,098,208	$1,093,215	$1,220,987
8/24	$1,197,304	$1,159,779	$1,372,108
8/25	$1,166,291	$1,160,671	$1,351,599
8/26	$1,191,783	$1,208,483	$1,441,644

AVERAGE ANNUAL TOTAL RETURNS

(as of August 31, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class Y	2.19%	-1.10%	1.77%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg High Yield Municipal Bond Index	6.66%	1.31%	3.73%

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$563,303
Number of Holdings	178
Investment Advisory Fees	$3,605
Portfolio Turnover	18%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top Industries* (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Pollution	1.6%
Facilities	2.5%
General Obligation	2.7%
Housing	3.0%
Medical	4.4%
General	9.4%
Development	11.0%
Nursing Homes	16.6%
Tobacco Settlement	17.7%
Education	26.3%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective December 1, 2025, Victory Pioneer High Income Municipal Fund was renamed to Victory High Income Municipal Fund. The Fund’s investment objective, principal investment strategies, principal risks and management did not change.

For more complete information, you may review the Fund's prospectus, issued December 31, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

HIMYX — AR (8/26)

Victory Pioneer Active Credit Fund

Class A

Ticker: RCRAX

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about Victory Pioneer Active Credit Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$92	0.90%

What affected the Fund’s performance during the last year?

Top contributors to performance:

Almost all sectors had positive absolute returns and positive relative returns to the performance benchmark, as the portfolio’s B rated and lower credit positions outperformed the benchmark’s higher quality positions.

Non-agency MBS was the largest contributor to absolute returns, followed by corporate credit allocations. Credit spreads tightened during the year providing elevated price returns above stated income levels. The fund’s interest rate hedges helped reduce volatility over the period as the long end of the curve was volatile.

Top detractors from performance:

Agency MBS detracted in the period due to the high volatility in interest rates.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Pioneer Active Credit Fund Class A @ NAV - $15,485	Victory Pioneer Active Credit Fund Class A @ MOP - $15,137	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,852	ICE BofA US High Yield Index - $16,269
1/17Footnote Reference*	$10,000	$9,775	$10,000	$10,000
8/17	$10,500	$10,263	$10,366	$10,581
8/18	$10,772	$10,530	$10,258	$10,926
8/19	$11,541	$11,282	$11,301	$11,645
8/20	$11,798	$11,533	$12,033	$12,077
8/21	$13,023	$12,730	$12,023	$13,316
8/22	$11,780	$11,516	$10,638	$11,928
8/23	$12,236	$11,961	$10,511	$12,764
8/24	$13,738	$13,429	$11,278	$14,356
8/25	$14,747	$14,416	$11,632	$15,524
8/26	$15,485	$15,137	$11,852	$16,269
Footnote	Description
Footnote*	Inception date for the Victory Pioneer Active Credit Fund, Class A is 1/3/2017.

AVERAGE ANNUAL TOTAL RETURNS

(as of August 31, 2026)

Table Summary
	1 Year	5 Year	Since Inception
Class A @ NAV	5.00%	3.52%	4.63%
Class A @ MOP	2.68%	3.06%	4.39%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.77%
ICE BofA US High Yield Index	4..80%	4.09%	5.17%

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$62,192
Number of Holdings	282
Investment Advisory Fees	$242
Portfolio Turnover	64%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Yankee Dollars	27.4%
Corporate Bonds	27.1%
Collateralized Mortgage Obligations	12.0%
Equity Linked Notes	9.2%
Insurance-Linked Securities	4.9%
Asset-Backed Securities	4.5%
Collateralized Loan Obligations	2.2%
Senior Secured Loans	2.0%
OtherFootnote Reference**	0.9%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RCRAX — AR (8/26)

Victory Pioneer Active Credit Fund

Class C

Ticker: RCRCX

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about Victory Pioneer Active Credit Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$168	1.65%

What affected the Fund’s performance during the last year?

Top contributors to performance:

Almost all sectors had positive absolute returns and positive relative returns to the performance benchmark, as the portfolio’s B rated and lower credit positions outperformed the benchmark’s higher quality positions.

Non-agency MBS was the largest contributor to absolute returns, followed by corporate credit allocations. Credit spreads tightened during the year providing elevated price returns above stated income levels. The fund’s interest rate hedges helped reduce volatility over the period as the long end of the curve was volatile.

Top detractors from performance:

Agency MBS detracted in the period due to the high volatility in interest rates.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Pioneer Active Credit Fund Class C @ NAV - $14,656	Victory Pioneer Active Credit Fund Class C @ CDSC - $14,656	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,852	ICE BofA US High Yield Index - $16,269
1/17Footnote Reference*	$10,000	$10,000	$10,000	$10,000
8/17	$10,443	$10,443	$10,366	$10,581
8/18	$10,635	$10,635	$10,258	$10,926
8/19	$11,311	$11,311	$11,301	$11,645
8/20	$11,569	$11,569	$12,033	$12,077
8/21	$12,663	$12,663	$12,023	$13,316
8/22	$11,371	$11,371	$10,638	$11,928
8/23	$11,706	$11,706	$10,511	$12,764
8/24	$13,051	$13,051	$11,278	$14,356
8/25	$13,957	$13,957	$11,632	$15,524
8/26	$14,656	$14,656	$11,852	$16,269
Footnote	Description
Footnote*	Inception date for the Victory Pioneer Active Credit Fund, Class C is 1/3/2017.

AVERAGE ANNUAL TOTAL RETURNS

(as of August 31, 2026)

Table Summary
	1 Year	5 Year	Since Inception
Class C @ NAV	4.22%	2.71%	4.04%
Class C @ CDSC	3.23%	2.71%	4.04%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.77%
ICE BofA US High Yield Index	4.80%	4.09%	5.17%

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$62,192
Number of Holdings	282
Investment Advisory Fees	$242
Portfolio Turnover	64%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Yankee Dollars	27.4%
Corporate Bonds	27.1%
Collateralized Mortgage Obligations	12.0%
Equity Linked Notes	9.2%
Insurance-Linked Securities	4.9%
Asset-Backed Securities	4.5%
Collateralized Loan Obligations	2.2%
Senior Secured Loans	2.0%
OtherFootnote Reference**	0.9%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RCRCX — AR (8/26)

Victory Pioneer Active Credit Fund

Class Y

Ticker: RCRYX

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about Victory Pioneer Active Credit Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$62	0.60%

What affected the Fund’s performance during the last year?

Top contributors to performance:

Almost all sectors had positive absolute returns and positive relative returns to the performance benchmark, as the portfolio’s B rated and lower credit positions outperformed the benchmark’s higher quality positions.

Non-agency MBS was the largest contributor to absolute returns, followed by corporate credit allocations. Credit spreads tightened during the year providing elevated price returns above stated income levels. The fund’s interest rate hedges helped reduce volatility over the period as the long end of the curve was volatile.

Top detractors from performance:

Agency MBS detracted in the period due to the high volatility in interest rates.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory Pioneer Active Credit Fund Class Y - $1,590,695	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $1,185,170	ICE BofA US High Yield Index - $1,626,869
1/17Footnote Reference*	$1,000,000	$1,000,000	$1,000,000
8/17	$1,051,457	$1,036,643	$1,058,091
8/18	$1,081,508	$1,025,767	$1,092,614
8/19	$1,161,744	$1,130,114	$1,164,514
8/20	$1,190,911	$1,203,269	$1,207,700
8/21	$1,318,770	$1,202,256	$1,331,626
8/22	$1,196,048	$1,063,807	$1,192,795
8/23	$1,246,201	$1,051,113	$1,276,381
8/24	$1,404,577	$1,127,806	$1,435,561
8/25	$1,510,324	$1,163,179	$1,552,405
8/26	$1,590,695	$1,185,170	$1,626,869
Footnote	Description
Footnote*	Inception date for the Victory Pioneer Active Credit Fund, Class Y is 1/3/2017.

AVERAGE ANNUAL TOTAL RETURNS

(as of August 31, 2026)

Table Summary
	1 Year	5 Year	Since Inception
Class Y	5.32%	3.82%	4.92%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.77%
ICE BofA US High Yield Index	4.80%	4.09%	5.17%

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$62,192
Number of Holdings	282
Investment Advisory Fees	$242
Portfolio Turnover	64%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Yankee Dollars	27.4%
Corporate Bonds	27.1%
Collateralized Mortgage Obligations	12.0%
Equity Linked Notes	9.2%
Insurance-Linked Securities	4.9%
Asset-Backed Securities	4.5%
Collateralized Loan Obligations	2.2%
Senior Secured Loans	2.0%
OtherFootnote Reference**	0.9%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RCRYX — AR (8/26)

Victory Pioneer Disciplined Growth Fund

Class A

Ticker: PINDX

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about Victory Pioneer Disciplined Growth Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$105	0.96%

What affected the Fund’s performance during the last year?

  For the fiscal year ended August 31, 2026, Class A shares at net asset value returned 17.84%. For the same period, its broad-based benchmark, the Standard & Poor’s 500 Index, returned 20.38%. Its performance benchmark, the Russell 1000 Growth Index, returned 10.82%.

  The Fund's disciplined approach, which identifies strong business models with growth tailwinds trading at attractive valuations, outperformed its performance benchmark over the trailing year, driven almost entirely by strong security selection, which more than offset a modest negative allocation effect. Security selection in information technology and consumer discretionary was the primary source of the Fund's relative outperformance.

  Stock selection in information technology and consumer discretionary made the largest contributions to performance relative to the Fund's benchmark, followed by communication services and industrials. This more than offset negative selection effects in materials, utilities, consumer staples, and energy.

  The Fund’s overweight allocations to energy and health care were the largest contributors to relative allocation effect, while an underweight to information technology and an overweight to communication services were the largest detractors.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Pioneer Disciplined Growth Fund Class A @ NAV - $44,735	Victory Pioneer Disciplined Growth Fund Class A @ MOP - $42,161	S&P 500® Index (regulatory broad based index) - $41,793	Russell 1000® Growth Index - $52,124
8/16	$10,000	$9,425	$10,000	$10,000
8/17	$11,764	$11,087	$11,623	$12,081
8/18	$13,827	$13,032	$13,909	$15,371
8/19	$14,773	$13,923	$14,315	$16,028
8/20	$19,970	$18,821	$17,455	$23,135
8/21	$25,965	$24,471	$22,895	$29,734
8/22	$22,111	$20,839	$20,325	$24,068
8/23	$26,131	$24,628	$23,566	$29,347
8/24	$31,505	$29,693	$29,960	$38,372
8/25	$37,961	$35,777	$34,718	$47,036
8/26	$44,735	$42,161	$41,793	$52,124

AVERAGE ANNUAL TOTAL RETURNS

(as of August 31, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	17.84%Footnote Reference	11.49%	16.16%Footnote Reference
Class A @ MOP	11.05%	10.18%	15.48%
S&P 500® Index	20.38%	12.79%	15.37%
Russell 1000® Growth Index	10.82%	11.88%	17.95%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$2,315,490
Number of Holdings	47
Investment Advisory Fees	$14,092
Portfolio Turnover	36%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Value	Value
Utilities	0.3%
Consumer Staples	0.8%
Energy	0.9%
Materials	1.2%
Financials	3.8%
Health Care	7.9%
Consumer Discretionary	8.2%
Industrials	11.5%
Communication Services	17.2%
Information TechnologyFootnote Reference**	48.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
NVIDIA Corp.	9.7%
Alphabet, Inc., Class A	8.1%
Microsoft Corp.	4.7%
Meta Platforms, Inc., Class A	4.3%
Broadcom, Inc.	4.1%
Apple, Inc.	3.9%
Advanced Micro Devices, Inc.	3.8%
Eli Lilly & Co.	3.7%
Amazon.com, Inc.	3.6%
GE Vernova, Inc.	2.9%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PINDX — AR (8/26)

Victory Pioneer Disciplined Growth Fund

Class C

Ticker: INDCX

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about Victory Pioneer Disciplined Growth Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$190	1.75%

What affected the Fund’s performance during the last year?

  For the fiscal year ended August 31, 2026, Class C shares at net asset value returned 16.96%. For the same period, its broad-based benchmark, the Standard & Poor’s 500 Index, returned 20.38%. Its performance benchmark, the Russell 1000 Growth Index, returned 10.82%.

  The Fund's disciplined approach, which identifies strong business models with growth tailwinds trading at attractive valuations, outperformed its performance benchmark over the trailing year, driven almost entirely by strong security selection, which more than offset a modest negative allocation effect. Security selection in information technology and consumer discretionary was the primary source of the Fund's relative outperformance.

  Stock selection in information technology and consumer discretionary made the largest contributions to performance relative to the Fund's benchmark, followed by communication services and industrials. This more than offset negative selection effects in materials, utilities, consumer staples, and energy.

  The Fund’s overweight allocations to energy and health care were the largest contributors to relative allocation effect, while an underweight to information technology and an overweight to communication services were the largest detractors.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Pioneer Disciplined Growth Fund Class C @ NAV - $41,953	Victory Pioneer Disciplined Growth Fund Class C @ CDSC - $41,953	S&P 500® Index (regulatory broad based index) - $41,793	Russell 1000® Growth Index - $52,124
8/16	$10,000	$10,000	$10,000	$10,000
8/17	$11,668	$11,668	$11,623	$12,081
8/18	$13,606	$13,606	$13,909	$15,371
8/19	$14,427	$14,427	$14,315	$16,028
8/20	$19,349	$19,349	$17,455	$23,135
8/21	$24,942	$24,942	$22,895	$29,734
8/22	$21,074	$21,074	$20,325	$24,068
8/23	$24,715	$24,715	$23,566	$29,347
8/24	$29,546	$29,546	$29,960	$38,372
8/25	$35,600	$35,600	$34,718	$47,036
8/26	$41,953	$41,953	$41,793	$52,124

AVERAGE ANNUAL TOTAL RETURNS

(as of August 31, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class C @ NAV	16.96%Footnote Reference	10.61%	15.42%Footnote Reference
Class C @ CDSC	15.96%	10.61%	15.42%
S&P 500® Index	20.38%	12.79%	15.37%
Russell 1000® Growth Index	10.82%	11.88%	17.95%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$2,315,490
Number of Holdings	47
Investment Advisory Fees	$14,092
Portfolio Turnover	36%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Value	Value
Utilities	0.3%
Consumer Staples	0.8%
Energy	0.9%
Materials	1.2%
Financials	3.8%
Health Care	7.9%
Consumer Discretionary	8.2%
Industrials	11.5%
Communication Services	17.2%
Information TechnologyFootnote Reference**	48.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
NVIDIA Corp.	9.7%
Alphabet, Inc., Class A	8.1%
Microsoft Corp.	4.7%
Meta Platforms, Inc., Class A	4.3%
Broadcom, Inc.	4.1%
Apple, Inc.	3.9%
Advanced Micro Devices, Inc.	3.8%
Eli Lilly & Co.	3.7%
Amazon.com, Inc.	3.6%
GE Vernova, Inc.	2.9%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

INDCX — AR (8/26)

Victory Pioneer Disciplined Growth Fund

Class R6

Ticker: INKDX

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about Victory Pioneer Disciplined Growth Fund (the "Fund") for the period of February 9, 2026 to August 31, 2026 ("reporting period"). You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$42Footnote Reference**	0.69%

Footnote	Description
Footnote*	Annualized
Footnote**	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

What affected the Fund’s performance during the last reporting period?

  For the fiscal year ended August 31, 2026, Class R6 shares returned 13.50%. For the same period, its broad-based benchmark, the Standard & Poor’s 500 Index, returned 20.38%. Its performance benchmark, the Russell 1000 Growth Index, returned 10.82%.

  The Fund's disciplined approach, which identifies strong business models with growth tailwinds trading at attractive valuations, outperformed its performance benchmark over the trailing year, driven almost entirely by strong security selection, which more than offset a modest negative allocation effect. Security selection in information technology and consumer discretionary was the primary source of the Fund's relative outperformance.

  Stock selection in information technology and consumer discretionary made the largest contributions to performance relative to the Fund's benchmark, followed by communication services and industrials. This more than offset negative selection effects in materials, utilities, consumer staples, and energy.

  The Fund’s overweight allocations to energy and health care were the largest contributors to relative allocation effect, while an underweight to information technology and an overweight to communication services were the largest detractors.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Pioneer Disciplined Growth Fund Class R6 - $11,350	S&P 500® Index (regulatory broad based index) - $11,108	Russell 1000® Growth Index - $10,676
2/26Footnote Reference*	$10,000	$10,000	$10,000
2/26	$9,860	$9,885	$9,765
5/26	$11,260	$10,925	$11,103
8/26	$11,350	$11,108	$10,676
Footnote	Description
Footnote*	Inception date for the Victory Pioneer Disciplined Growth Fund, Class R6 is 2/9/2026.

AVERAGE ANNUAL TOTAL RETURNS

(as of August 31, 2026)

Table Summary
Since Inception
Class R6	13.50%
S&P 500® Index	11.08%
Russell 1000® Growth Index	6.76%

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$2,315,490
Number of Holdings	47
Investment Advisory Fees	$14,092
Portfolio Turnover	36%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Value	Value
Utilities	0.3%
Consumer Staples	0.8%
Energy	0.9%
Materials	1.2%
Financials	3.8%
Health Care	7.9%
Consumer Discretionary	8.2%
Industrials	11.5%
Communication Services	17.2%
Information TechnologyFootnote Reference**	48.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
NVIDIA Corp.	9.7%
Alphabet, Inc., Class A	8.1%
Microsoft Corp.	4.7%
Meta Platforms, Inc., Class A	4.3%
Broadcom, Inc.	4.1%
Apple, Inc.	3.9%
Advanced Micro Devices, Inc.	3.8%
Eli Lilly & Co.	3.7%
Amazon.com, Inc.	3.6%
GE Vernova, Inc.	2.9%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

INKDX — AR (8/26)

Victory Pioneer Disciplined Growth Fund

Class Y

Ticker: INYDX

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about Victory Pioneer Disciplined Growth Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$85	0.78%

What affected the Fund’s performance during the last year?

  For the fiscal year ended August 31, 2026, Class Y shares returned 18.09%. For the same period, its broad-based benchmark, the Standard & Poor’s 500 Index, returned 20.38%. Its performance benchmark, the Russell 1000 Growth Index, returned 10.82%.

  The Fund's disciplined approach, which identifies strong business models with growth tailwinds trading at attractive valuations, outperformed its performance benchmark over the trailing year, driven almost entirely by strong security selection, which more than offset a modest negative allocation effect. Security selection in information technology and consumer discretionary was the primary source of the Fund's relative outperformance.

  Stock selection in information technology and consumer discretionary made the largest contributions to performance relative to the Fund's benchmark, followed by communication services and industrials. This more than offset negative selection effects in materials, utilities, consumer staples, and energy.

  The Fund’s overweight allocations to energy and health care were the largest contributors to relative allocation effect, while an underweight to information technology and an overweight to communication services were the largest detractors.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory Pioneer Disciplined Growth Fund Class Y - $4,556,616	S&P 500® Index (regulatory broad based index) - $4,179,303	Russell 1000® Growth Index - $5,212,395
8/16	$1,000,000	$1,000,000	$1,000,000
8/17	$1,179,389	$1,162,341	$1,208,149
8/18	$1,388,401	$1,390,873	$1,537,098
8/19	$1,486,876	$1,431,508	$1,602,783
8/20	$2,014,933	$1,745,535	$2,313,475
8/21	$2,625,013	$2,289,543	$2,973,400
8/22	$2,236,253	$2,032,483	$2,406,773
8/23	$2,648,933	$2,356,553	$2,934,731
8/24	$3,196,972	$2,996,010	$3,837,248
8/25	$3,858,501	$3,471,765	$4,703,599
8/26	$4,556,616	$4,179,303	$5,212,395

AVERAGE ANNUAL TOTAL RETURNS

(as of August 31, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class Y	18.09%Footnote Reference	11.66%	16.38%Footnote Reference
S&P 500® Index	20.38%	12.79%	15.37%
Russell 1000® Growth Index	10.82%	11.88%	17.95%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$2,315,490
Number of Holdings	47
Investment Advisory Fees	$14,092
Portfolio Turnover	36%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Value	Value
Utilities	0.3%
Consumer Staples	0.8%
Energy	0.9%
Materials	1.2%
Financials	3.8%
Health Care	7.9%
Consumer Discretionary	8.2%
Industrials	11.5%
Communication Services	17.2%
Information TechnologyFootnote Reference**	48.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
NVIDIA Corp.	9.7%
Alphabet, Inc., Class A	8.1%
Microsoft Corp.	4.7%
Meta Platforms, Inc., Class A	4.3%
Broadcom, Inc.	4.1%
Apple, Inc.	3.9%
Advanced Micro Devices, Inc.	3.8%
Eli Lilly & Co.	3.7%
Amazon.com, Inc.	3.6%
GE Vernova, Inc.	2.9%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

INYDX — AR (8/26)

Victory Pioneer Disciplined Value Fund

Class A

Ticker: CVFCX

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about Victory Pioneer Disciplined Value Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$87	0.80%

What affected the Fund’s performance during the last year?

  For the fiscal year ended August 31, 2026, the Fund's  Class A shares at net asset value returned 20.86%. For the same period, its broad-based benchmark, the Standard & Poor’s 500 Index, returned 20.38%. Its performance benchmark, the Russell 1000 Value Index, returned 29.72%.

  The Fund’s valuation-sensitive approach, which focuses on higher quality large cap value stocks, underperformed its performance benchmark over the trailing year, driven almost entirely by weak security selection, which more than offset a modestly positive allocation effect. Security selection in information technology and consumer discretionary was the primary source of the Fund's relative underperformance.

  Stock selection in financials and consumer staples made the largest contributions to performance relative to the Fund's benchmark, while stock selection in information technology and consumer discretionary was the largest detractor.

  An overweight allocation to real estate and energy were the largest contributors to relative allocation effect, while an underweight to information technology and financials was the largest detractor.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Pioneer Disciplined Value Fund Class A @ NAV - $29,329	Victory Pioneer Disciplined Value Fund Class A @ MOP - $27,634	S&P 500® Index (regulatory broad based index) - $41,793	Russell 1000® Value Index - $30,398
8/16	$10,000	$9,422	$10,000	$10,000
8/17	$11,988	$11,295	$11,623	$11,158
8/18	$13,318	$12,548	$13,909	$12,549
8/19	$13,101	$12,343	$14,315	$12,627
8/20	$13,619	$12,832	$17,455	$12,733
8/21	$18,545	$17,473	$22,895	$17,373
8/22	$17,435	$16,427	$20,325	$16,291
8/23	$18,967	$17,870	$23,566	$17,692
8/24	$21,640	$20,389	$29,960	$21,433
8/25	$24,267	$22,865	$34,718	$23,433
8/26	$29,329	$27,634	$41,793	$30,398

AVERAGE ANNUAL TOTAL RETURNS

(as of August 31, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	20.86%Footnote Reference	9.60%	11.36%
Class A @ MOP	13.93%	8.32%	10.70%
S&P 500® Index	20.38%	12.79%	15.37%
Russell 1000® Value Index	29.72%	11.84%	11.76%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$432,617
Number of Holdings	79
Investment Advisory Fees	$1,661
Portfolio Turnover	45%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Value	Value
Materials	1.7%
Utilities	1.9%
Consumer Staples	6.3%
Communication Services	8.3%
Consumer Discretionary	9.3%
Energy	10.5%
Health Care	12.5%
Industrials	12.7%
Information Technology	16.2%
Financials	20.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
JPMorgan Chase & Co.	3.9%
Bank of America Corp.	3.9%
ExxonMobil Holdings Corp.	3.9%
State Street Corp.	3.1%
Microsoft Corp.	3.0%
ConocoPhillips Co.	2.9%
The Walt Disney Co.	2.9%
United Parcel Service, Inc., Class B	2.9%
3M Co.	2.6%
Johnson & Johnson	2.4%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

CVFCX — AR (8/26)

Victory Pioneer Disciplined Value Fund

Class C

Ticker: CVCFX

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about Victory Pioneer Disciplined Value Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$172	1.56%

What affected the Fund’s performance during the last year?

  For the fiscal year ended August 31, 2026, the Fund's  Class C shares at net asset value returned 19.95%. For the same period, its broad-based benchmark, the Standard & Poor’s 500 Index, returned 20.38%. Its performance benchmark, the Russell 1000 Value Index, returned 29.72%.

  The Fund’s valuation-sensitive approach, which focuses on higher quality large cap value stocks, underperformed its performance benchmark over the trailing year, driven almost entirely by weak security selection, which more than offset a modestly positive allocation effect. Security selection in information technology and consumer discretionary was the primary source of the Fund's relative underperformance.

  Stock selection in financials and consumer staples made the largest contributions to performance relative to the Fund's benchmark, while stock selection in information technology and consumer discretionary was the largest detractor.

  An overweight allocation to real estate and energy were the largest contributors to relative allocation effect, while an underweight to information technology and financials was the largest detractor.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Pioneer Disciplined Value Fund Class C @ NAV - $27,606	Victory Pioneer Disciplined Value Fund Class C @ CDSC - $27,606	S&P 500® Index (regulatory broad based index) - $41,793	Russell 1000® Value Index - $30,398
8/16	$10,000	$10,000	$10,000	$10,000
8/17	$11,898	$11,898	$11,623	$11,158
8/18	$13,122	$13,122	$13,909	$12,549
8/19	$12,808	$12,808	$14,315	$12,627
8/20	$13,220	$13,220	$17,455	$12,733
8/21	$17,865	$17,865	$22,895	$17,373
8/22	$16,665	$16,665	$20,325	$16,291
8/23	$17,983	$17,983	$23,566	$17,692
8/24	$20,368	$20,368	$29,960	$21,433
8/25	$22,841	$22,841	$34,718	$23,433
8/26	$27,606	$27,606	$41,793	$30,398

AVERAGE ANNUAL TOTAL RETURNS

(as of August 31, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class C @ NAV	19.95%Footnote Reference	8.76%	10.69%
Class C @ CDSC	18.95%	8.76%	10.69%
S&P 500® Index	20.38%	12.79%	15.37%
Russell 1000® Value Index	29.72%	11.84%	11.76%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$432,617
Number of Holdings	79
Investment Advisory Fees	$1,661
Portfolio Turnover	45%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Value	Value
Materials	1.7%
Utilities	1.9%
Consumer Staples	6.3%
Communication Services	8.3%
Consumer Discretionary	9.3%
Energy	10.5%
Health Care	12.5%
Industrials	12.7%
Information Technology	16.2%
Financials	20.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
JPMorgan Chase & Co.	3.9%
Bank of America Corp.	3.9%
ExxonMobil Holdings Corp.	3.9%
State Street Corp.	3.1%
Microsoft Corp.	3.0%
ConocoPhillips Co.	2.9%
The Walt Disney Co.	2.9%
United Parcel Service, Inc., Class B	2.9%
3M Co.	2.6%
Johnson & Johnson	2.4%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

CVCFX — AR (8/26)

Victory Pioneer Disciplined Value Fund

Class R6

Ticker: CVKFX

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about Victory Pioneer Disciplined Value Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$50	0.45%

What affected the Fund’s performance during the last year?

  For the fiscal year ended August 31, 2026, the Fund's  Class R6 shares returned 21.32%. For the same period, its broad-based benchmark, the Standard & Poor’s 500 Index, returned 20.38%. Its performance benchmark, the Russell 1000 Value Index, returned 29.72%.

  The Fund’s valuation-sensitive approach, which focuses on higher quality large cap value stocks, underperformed its performance benchmark over the trailing year, driven almost entirely by weak security selection, which more than offset a modestly positive allocation effect. Security selection in information technology and consumer discretionary was the primary source of the Fund's relative underperformance.

  Stock selection in financials and consumer staples made the largest contributions to performance relative to the Fund's benchmark, while stock selection in information technology and consumer discretionary was the largest detractor.

  An overweight allocation to real estate and energy were the largest contributors to relative allocation effect, while an underweight to information technology and financials was the largest detractor.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Pioneer Disciplined Value Fund Class R6 - $15,085	S&P 500® Index (regulatory broad based index) - $17,198	Russell 1000® Value Index - $16,821
12/21Footnote Reference*	$10,000	$10,000	$10,000
8/22	$8,837	$8,364	$9,015
8/23	$9,654	$9,698	$9,790
8/24	$11,052	$12,329	$11,860
8/25	$12,433	$14,287	$12,966
8/26	$15,085	$17,198	$16,821
Footnote	Description
Footnote*	Inception date for the Victory Pioneer Disciplined Value Fund, Class R6 is 12/30/2021.

AVERAGE ANNUAL TOTAL RETURNS

(as of August 31, 2026)

Table Summary
	1 Year	Since Inception
Class R6	21.32%Footnote Reference	9.21%
S&P 500® Index	20.38%	12.32%
Russell 1000® Value Index	29.72%	11.78%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$432,617
Number of Holdings	79
Investment Advisory Fees	$1,661
Portfolio Turnover	45%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Value	Value
Materials	1.7%
Utilities	1.9%
Consumer Staples	6.3%
Communication Services	8.3%
Consumer Discretionary	9.3%
Energy	10.5%
Health Care	12.5%
Industrials	12.7%
Information Technology	16.2%
Financials	20.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
JPMorgan Chase & Co.	3.9%
Bank of America Corp.	3.9%
ExxonMobil Holdings Corp.	3.9%
State Street Corp.	3.1%
Microsoft Corp.	3.0%
ConocoPhillips Co.	2.9%
The Walt Disney Co.	2.9%
United Parcel Service, Inc., Class B	2.9%
3M Co.	2.6%
Johnson & Johnson	2.4%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

CVKFX — AR (8/26)

Victory Pioneer Disciplined Value Fund

Class Y

Ticker: CVFYX

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about Victory Pioneer Disciplined Value Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$50	0.45%

What affected the Fund’s performance during the last year?

  For the fiscal year ended August 31, 2026, the Fund's  Class Y shares returned 21.34%. For the same period, its broad-based benchmark, the Standard & Poor’s 500 Index, returned 20.38%. Its performance benchmark, the Russell 1000 Value Index, returned 29.72%.

  The Fund’s valuation-sensitive approach, which focuses on higher quality large cap value stocks, underperformed its performance benchmark over the trailing year, driven almost entirely by weak security selection, which more than offset a modestly positive allocation effect. Security selection in information technology and consumer discretionary was the primary source of the Fund's relative underperformance.

  Stock selection in financials and consumer staples made the largest contributions to performance relative to the Fund's benchmark, while stock selection in information technology and consumer discretionary was the largest detractor.

  An overweight allocation to real estate and energy were the largest contributors to relative allocation effect, while an underweight to information technology and financials was the largest detractor.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory Pioneer Disciplined Value Fund Class Y - $3,029,719	S&P 500® Index (regulatory broad based index) - $4,179,303	Russell 1000® Value Index - $3,039,750
8/16	$1,000,000	$1,000,000	$1,000,000
8/17	$1,201,980	$1,162,341	$1,115,780
8/18	$1,339,278	$1,390,873	$1,254,906
8/19	$1,321,418	$1,431,508	$1,262,652
8/20	$1,377,422	$1,745,535	$1,273,261
8/21	$1,882,561	$2,289,543	$1,737,301
8/22	$1,775,688	$2,032,483	$1,629,150
8/23	$1,938,552	$2,356,553	$1,769,158
8/24	$2,220,873	$2,996,010	$2,143,331
8/25	$2,496,956	$3,471,765	$2,343,253
8/26	$3,029,719	$4,179,303	$3,039,750

AVERAGE ANNUAL TOTAL RETURNS

(as of August 31, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class Y	21.34%Footnote Reference	9.98%	11.72%
S&P 500® Index	20.38%	12.79%	15.37%
Russell 1000® Value Index	29.72%	11.84%	11.76%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$432,617
Number of Holdings	79
Investment Advisory Fees	$1,661
Portfolio Turnover	45%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Value	Value
Materials	1.7%
Utilities	1.9%
Consumer Staples	6.3%
Communication Services	8.3%
Consumer Discretionary	9.3%
Energy	10.5%
Health Care	12.5%
Industrials	12.7%
Information Technology	16.2%
Financials	20.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
JPMorgan Chase & Co.	3.9%
Bank of America Corp.	3.9%
ExxonMobil Holdings Corp.	3.9%
State Street Corp.	3.1%
Microsoft Corp.	3.0%
ConocoPhillips Co.	2.9%
The Walt Disney Co.	2.9%
United Parcel Service, Inc., Class B	2.9%
3M Co.	2.6%
Johnson & Johnson	2.4%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

CVFYX — AR (8/26)

Victory Pioneer Fundamental Growth Fund

Class A

Ticker: PIGFX

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about Victory Pioneer Fundamental Growth Fund (the "Fund") for the period of April 1, 2026 to August 31, 2026 ("reporting period"). You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$45Footnote Reference**	0.99%

Footnote	Description
Footnote*	Annualized
Footnote**	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

What affected the Fund’s performance during the last reporting period?

For the period of March 31, 2026 to August 31, 2026, the Fund’s Class A shares at NAV returned 18.43%. For the same period, the Fund’s benchmark, the Russell 1000 Growth Index, returned 15.33%.

For the period, benchmark relative performance was driven primarily by favorable stock selection, which more than offset unfavorable sector allocation; across sectors, Information Technology was by far the largest contributor to relative performance on the strength of security selection, while Industrials also added modestly on favorable stock picking; on the negative side, Consumer Discretionary and Materials were the largest sector detractors from a combination of unfavorable positioning and weak security selection, and the portfolio benefited from its lack of exposure to the underperforming Utilities sector.

At the individual security level, Advanced Micro Devices and Micron Technology were the largest contributors to relative performance — the Fund's overweight position in AMD benefited from robust revenue growth and expanding AI-driven demand, while the portfolio's lack of exposure to Micron aided relative results as that stock declined over the period. Conversely, NVIDIA and TJX Companies were the largest detractors, as the portfolio's underweight position in NVIDIA proved costly given the stock's substantial outperformance, while TJX shares declined following a disappointing earnings report.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Pioneer Fundamental Growth Fund Class A @ NAV - $38,752	Victory Pioneer Fundamental Growth Fund Class A @ MOP - $36,517	S&P 500® Index (regulatory broad based index) - $41,793	Russell 1000® Growth Index - $52,124
8/16	$10,000	$9,423	$10,000	$10,000
8/17	$11,700	$11,026	$11,623	$12,081
8/18	$13,700	$12,910	$13,909	$15,371
8/19	$14,875	$14,017	$14,315	$16,028
8/20	$19,513	$18,388	$17,455	$23,135
8/21	$24,560	$23,144	$22,895	$29,734
8/22	$20,549	$19,364	$20,325	$24,068
8/23	$25,127	$23,678	$23,566	$29,347
8/24	$31,398	$29,587	$29,960	$38,372
8/25	$34,723	$32,721	$34,718	$47,036
8/26	$38,752	$36,517	$41,793	$52,124

AVERAGE ANNUAL TOTAL RETURNS

(as of August 31, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	11.60%	9.55%	14.51%
Class A @ MOP	5.19%	8.26%	13.83%
S&P 500® Index	20.38%	12.79%	15.37%
Russell 1000® Growth Index	10.82%	11.88%	17.95%

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$6,233,736
Number of Holdings	36
Investment Advisory Fees	$16,050Footnote Reference*
Portfolio Turnover	17%Footnote Reference*
Footnote	Description
Footnote*	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

* Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. A full reporting period may differ from the amount shown.

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Value	Value
Financials	7.8%
Communication Services	10.7%
Industrials	10.8%
Health Care	11.1%
Consumer Discretionary	12.6%
Information TechnologyFootnote Reference**	47.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Apple, Inc.	7.2%
Microsoft Corp.	6.4%
Advanced Micro Devices, Inc.	4.9%
Eli Lilly & Co.	4.6%
Amphenol Corp., Class A	4.5%
Amazon.com, Inc.	4.4%
ASML Holding NV, Registered Shares	4.2%
Visa, Inc., Class A	4.1%
Alphabet, Inc., Class C	4.1%
NVIDIA Corp.	3.6%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

On July 14, 2026, the Board of Trustees approved the fiscal year-end change for the Fund from March 31 to August 31. The first full cycle of the new fiscal year-end reporting will be from September 1, 2026 through August 31, 2027. As a result of the change, the Fund has an August 31, 2026 fiscal five-month transition period, the results of which are reported in this Annual Report for the period ended August 31, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PIGFX — AR (8/26)

Victory Pioneer Fundamental Growth Fund

Class C

Ticker: FUNCX

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about Victory Pioneer Fundamental Growth Fund (the "Fund") for the period of April 1, 2026 to August 31, 2026 ("reporting period"). You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$79Footnote Reference**	1.72%

Footnote	Description
Footnote*	Annualized
Footnote**	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

What affected the Fund’s performance during the last reporting period?

For the period of March 31, 2026 to August 31, 2026, the Fund’s Class C shares at NAV returned 18.10%. For the same period, the Fund’s benchmark, the Russell 1000 Growth Index, returned 15.33%.

For the period, benchmark relative performance was driven primarily by favorable stock selection, which more than offset unfavorable sector allocation; across sectors, Information Technology was by far the largest contributor to relative performance on the strength of security selection, while Industrials also added modestly on favorable stock picking; on the negative side, Consumer Discretionary and Materials were the largest sector detractors from a combination of unfavorable positioning and weak security selection, and the portfolio benefited from its lack of exposure to the underperforming Utilities sector.

At the individual security level, Advanced Micro Devices and Micron Technology were the largest contributors to relative performance — the Fund's overweight position in AMD benefited from robust revenue growth and expanding AI-driven demand, while the portfolio's lack of exposure to Micron aided relative results as that stock declined over the period. Conversely, NVIDIA and TJX Companies were the largest detractors, as the portfolio's underweight position in NVIDIA proved costly given the stock's substantial outperformance, while TJX shares declined following a disappointing earnings report.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Pioneer Fundamental Growth Fund Class C @ NAV - $36,668	Victory Pioneer Fundamental Growth Fund Class C @ CDSC - $36,668	S&P 500® Index (regulatory broad based index) - $41,793	Russell 1000® Growth Index - $52,124
8/16	$10,000	$10,000	$10,000	$10,000
8/17	$11,625	$11,625	$11,623	$12,081
8/18	$13,525	$13,525	$13,909	$15,371
8/19	$14,585	$14,585	$14,315	$16,028
8/20	$19,011	$19,011	$17,455	$23,135
8/21	$23,757	$23,757	$22,895	$29,734
8/22	$19,732	$19,732	$20,325	$24,068
8/23	$23,957	$23,957	$23,566	$29,347
8/24	$29,710	$29,710	$29,960	$38,372
8/25	$32,856	$32,856	$34,718	$47,036
8/26	$36,668	$36,668	$41,793	$52,124

AVERAGE ANNUAL TOTAL RETURNS

(as of August 31, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class C @ NAV	10.81%	8.76%	13.88%
Class C @ CDSC	9.92%	8.76%	13.88%
S&P 500® Index	20.38%	12.79%	15.37%
Russell 1000® Growth Index	10.82%	11.88%	17.95%

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$6,233,736
Number of Holdings	36
Investment Advisory Fees	$16,050Footnote Reference*
Portfolio Turnover	17%Footnote Reference*
Footnote	Description
Footnote*	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

* Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. A full reporting period may differ from the amount shown.

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Value	Value
Financials	7.8%
Communication Services	10.7%
Industrials	10.8%
Health Care	11.1%
Consumer Discretionary	12.6%
Information TechnologyFootnote Reference**	47.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Apple, Inc.	7.2%
Microsoft Corp.	6.4%
Advanced Micro Devices, Inc.	4.9%
Eli Lilly & Co.	4.6%
Amphenol Corp., Class A	4.5%
Amazon.com, Inc.	4.4%
ASML Holding NV, Registered Shares	4.2%
Visa, Inc., Class A	4.1%
Alphabet, Inc., Class C	4.1%
NVIDIA Corp.	3.6%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

On July 14, 2026, the Board of Trustees approved the fiscal year-end change for the Fund from March 31 to August 31. The first full cycle of the new fiscal year-end reporting will be from September 1, 2026 through August 31, 2027. As a result of the change, the Fund has an August 31, 2026 fiscal five-month transition period, the results of which are reported in this Annual Report for the period ended August 31, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

FUNCX — AR (8/26)

Victory Pioneer Fundamental Growth Fund

Class R

Ticker: PFGRX

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about Victory Pioneer Fundamental Growth Fund (the "Fund") for the period of April 1, 2026 to August 31, 2026 ("reporting period"). You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R	$63Footnote Reference**	1.38%

Footnote	Description
Footnote*	Annualized
Footnote**	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

What affected the Fund’s performance during the last reporting period?

For the period of March 31, 2026 to August 31, 2026, the Fund’s Class R shares returned 18.25%. For the same period, the Fund’s benchmark, the Russell 1000 Growth Index, returned 15.33%.

For the period, benchmark relative performance was driven primarily by favorable stock selection, which more than offset unfavorable sector allocation; across sectors, Information Technology was by far the largest contributor to relative performance on the strength of security selection, while Industrials also added modestly on favorable stock picking; on the negative side, Consumer Discretionary and Materials were the largest sector detractors from a combination of unfavorable positioning and weak security selection, and the portfolio benefited from its lack of exposure to the underperforming Utilities sector.

At the individual security level, Advanced Micro Devices and Micron Technology were the largest contributors to relative performance — the Fund's overweight position in AMD benefited from robust revenue growth and expanding AI-driven demand, while the portfolio's lack of exposure to Micron aided relative results as that stock declined over the period. Conversely, NVIDIA and TJX Companies were the largest detractors, as the portfolio's underweight position in NVIDIA proved costly given the stock's substantial outperformance, while TJX shares declined following a disappointing earnings report.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Pioneer Fundamental Growth Fund Class R - $37,388	S&P 500® Index (regulatory broad based index) - $41,793	Russell 1000® Growth Index - $52,124
8/16	$10,000	$10,000	$10,000
8/17	$11,672	$11,623	$12,081
8/18	$13,625	$13,909	$15,371
8/19	$14,744	$14,315	$16,028
8/20	$19,280	$17,455	$23,135
8/21	$24,172	$22,895	$29,734
8/22	$20,136	$20,325	$24,068
8/23	$24,539	$23,566	$29,347
8/24	$30,545	$29,960	$38,372
8/25	$33,648	$34,718	$47,036
8/26	$37,388	$41,793	$52,124

AVERAGE ANNUAL TOTAL RETURNS

(as of August 31, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class R	11.11%	9.11%	14.10%
S&P 500® Index	20.38%	12.79%	15.37%
Russell 1000® Growth Index	10.82%	11.88%	17.95%

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$6,233,736
Number of Holdings	36
Investment Advisory Fees	$16,050Footnote Reference*
Portfolio Turnover	17%Footnote Reference*
Footnote	Description
Footnote*	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

* Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. A full reporting period may differ from the amount shown.

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Value	Value
Financials	7.8%
Communication Services	10.7%
Industrials	10.8%
Health Care	11.1%
Consumer Discretionary	12.6%
Information TechnologyFootnote Reference**	47.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Apple, Inc.	7.2%
Microsoft Corp.	6.4%
Advanced Micro Devices, Inc.	4.9%
Eli Lilly & Co.	4.6%
Amphenol Corp., Class A	4.5%
Amazon.com, Inc.	4.4%
ASML Holding NV, Registered Shares	4.2%
Visa, Inc., Class A	4.1%
Alphabet, Inc., Class C	4.1%
NVIDIA Corp.	3.6%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

On July 14, 2026, the Board of Trustees approved the fiscal year-end change for the Fund from March 31 to August 31. The first full cycle of the new fiscal year-end reporting will be from September 1, 2026 through August 31, 2027. As a result of the change, the Fund has an August 31, 2026 fiscal five-month transition period, the results of which are reported in this Annual Report for the period ended August 31, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PFGRX — AR (8/26)

Victory Pioneer Fundamental Growth Fund

Class R6

Ticker: PFGKX

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about Victory Pioneer Fundamental Growth Fund (the "Fund") for the period of April 1, 2026 to August 31, 2026 ("reporting period"). You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$30Footnote Reference**	0.65%

Footnote	Description
Footnote*	Annualized
Footnote**	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

What affected the Fund’s performance during the last reporting period?

For the period of March 31, 2026 to August 31, 2026, the Fund’s Class R6 shares returned 18.62%. For the same period, the Fund’s benchmark, the Russell 1000 Growth Index, returned 15.33%.

For the period, benchmark relative performance was driven primarily by favorable stock selection, which more than offset unfavorable sector allocation; across sectors, Information Technology was by far the largest contributor to relative performance on the strength of security selection, while Industrials also added modestly on favorable stock picking; on the negative side, Consumer Discretionary and Materials were the largest sector detractors from a combination of unfavorable positioning and weak security selection, and the portfolio benefited from its lack of exposure to the underperforming Utilities sector.

At the individual security level, Advanced Micro Devices and Micron Technology were the largest contributors to relative performance — the Fund's overweight position in AMD benefited from robust revenue growth and expanding AI-driven demand, while the portfolio's lack of exposure to Micron aided relative results as that stock declined over the period. Conversely, NVIDIA and TJX Companies were the largest detractors, as the portfolio's underweight position in NVIDIA proved costly given the stock's substantial outperformance, while TJX shares declined following a disappointing earnings report.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Pioneer Fundamental Growth Fund Class R6 - $40,264	S&P 500® Index (regulatory broad based index) - $41,793	Russell 1000® Growth Index - $52,124
8/16	$10,000	$10,000	$10,000
8/17	$11,756	$11,623	$12,081
8/18	$13,825	$13,909	$15,371
8/19	$15,069	$14,315	$16,028
8/20	$19,853	$17,455	$23,135
8/21	$25,082	$22,895	$29,734
8/22	$21,050	$20,325	$24,068
8/23	$25,839	$23,566	$29,347
8/24	$32,395	$29,960	$38,372
8/25	$35,948	$34,718	$47,036
8/26	$40,264	$41,793	$52,124

AVERAGE ANNUAL TOTAL RETURNS

(as of August 31, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class R6	12.01%	9.93%	14.95%
S&P 500® Index	20.38%	12.79%	15.37%
Russell 1000® Growth Index	10.82%	11.88%	17.95%

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$6,233,736
Number of Holdings	36
Investment Advisory Fees	$16,050Footnote Reference*
Portfolio Turnover	17%Footnote Reference*
Footnote	Description
Footnote*	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

* Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. A full reporting period may differ from the amount shown.

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Value	Value
Financials	7.8%
Communication Services	10.7%
Industrials	10.8%
Health Care	11.1%
Consumer Discretionary	12.6%
Information TechnologyFootnote Reference**	47.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Apple, Inc.	7.2%
Microsoft Corp.	6.4%
Advanced Micro Devices, Inc.	4.9%
Eli Lilly & Co.	4.6%
Amphenol Corp., Class A	4.5%
Amazon.com, Inc.	4.4%
ASML Holding NV, Registered Shares	4.2%
Visa, Inc., Class A	4.1%
Alphabet, Inc., Class C	4.1%
NVIDIA Corp.	3.6%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

On July 14, 2026, the Board of Trustees approved the fiscal year-end change for the Fund from March 31 to August 31. The first full cycle of the new fiscal year-end reporting will be from September 1, 2026 through August 31, 2027. As a result of the change, the Fund has an August 31, 2026 fiscal five-month transition period, the results of which are reported in this Annual Report for the period ended August 31, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PFGKX — AR (8/26)

Victory Pioneer Fundamental Growth Fund

Class Y

Ticker: FUNYX

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about Victory Pioneer Fundamental Growth Fund (the "Fund") for the period of April 1, 2026 to August 31, 2026 ("reporting period"). You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$34Footnote Reference**	0.75%

Footnote	Description
Footnote*	Annualized
Footnote**	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

What affected the Fund’s performance during the last reporting period?

For the period of March 31, 2026 to August 31, 2026, the Fund’s Class Y shares returned 18.57%. For the same period, the Fund’s benchmark, the Russell 1000 Growth Index, returned 15.33%.

For the period, benchmark relative performance was driven primarily by favorable stock selection, which more than offset unfavorable sector allocation; across sectors, Information Technology was by far the largest contributor to relative performance on the strength of security selection, while Industrials also added modestly on favorable stock picking; on the negative side, Consumer Discretionary and Materials were the largest sector detractors from a combination of unfavorable positioning and weak security selection, and the portfolio benefited from its lack of exposure to the underperforming Utilities sector.

At the individual security level, Advanced Micro Devices and Micron Technology were the largest contributors to relative performance — the Fund's overweight position in AMD benefited from robust revenue growth and expanding AI-driven demand, while the portfolio's lack of exposure to Micron aided relative results as that stock declined over the period. Conversely, NVIDIA and TJX Companies were the largest detractors, as the portfolio's underweight position in NVIDIA proved costly given the stock's substantial outperformance, while TJX shares declined following a disappointing earnings report.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory Pioneer Fundamental Growth Fund Class Y - $3,983,374	S&P 500® Index (regulatory broad based index) - $4,179,303	Russell 1000® Growth Index - $5,212,395
8/16	$1,000,000	$1,000,000	$1,000,000
8/17	$1,173,943	$1,162,341	$1,208,149
8/18	$1,379,045	$1,390,873	$1,537,098
8/19	$1,502,144	$1,431,508	$1,602,783
8/20	$1,976,698	$1,745,535	$2,313,475
8/21	$2,494,075	$2,289,543	$2,973,400
8/22	$2,091,524	$2,032,483	$2,406,773
8/23	$2,564,394	$2,356,553	$2,934,731
8/24	$3,211,630	$2,996,010	$3,837,248
8/25	$3,560,890	$3,471,765	$4,703,599
8/26	$3,983,374	$4,179,303	$5,212,395

AVERAGE ANNUAL TOTAL RETURNS

(as of August 31, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class Y	11.86%	9.82%	14.82%
S&P 500® Index	20.38%	12.79%	15.37%
Russell 1000® Growth Index	10.82%	11.88%	17.95%

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$6,233,736
Number of Holdings	36
Investment Advisory Fees	$16,050Footnote Reference*
Portfolio Turnover	17%Footnote Reference*
Footnote	Description
Footnote*	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

* Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. A full reporting period may differ from the amount shown.

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Value	Value
Financials	7.8%
Communication Services	10.7%
Industrials	10.8%
Health Care	11.1%
Consumer Discretionary	12.6%
Information TechnologyFootnote Reference**	47.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Apple, Inc.	7.2%
Microsoft Corp.	6.4%
Advanced Micro Devices, Inc.	4.9%
Eli Lilly & Co.	4.6%
Amphenol Corp., Class A	4.5%
Amazon.com, Inc.	4.4%
ASML Holding NV, Registered Shares	4.2%
Visa, Inc., Class A	4.1%
Alphabet, Inc., Class C	4.1%
NVIDIA Corp.	3.6%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

On July 14, 2026, the Board of Trustees approved the fiscal year-end change for the Fund from March 31 to August 31. The first full cycle of the new fiscal year-end reporting will be from September 1, 2026 through August 31, 2027. As a result of the change, the Fund has an August 31, 2026 fiscal five-month transition period, the results of which are reported in this Annual Report for the period ended August 31, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

FUNYX — AR (8/26)

Victory Pioneer Global Equity Fund

Class A

Ticker: GLOSX

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about Victory Pioneer Global Equity Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$125	1.08%

What affected the Fund’s performance during the last year?

  For the 12-month period ended August 31, 2026, the Fund’s Class A shares at NAV returned 30.93%. For the same period, the Fund’s benchmark, the MSCI World Index (Net), returned 20.37%.

  For the period, benchmark relative performance was driven primarily by favorable stock selection, partially offset by modest allocation headwinds; across sectors, Information Technology and Financials were the largest contributors, with strong security selection within Information Technology and an overweight position in Financials that also outperformed the benchmark; on the negative side, Industrials was the largest sector detractor, driven by challenging security selection, while Materials also weighed modestly on relative performance.

  At the individual security level, Samsung Electronics and Advanced Micro Devices were the top contributors to relative performance, as both positions significantly outperformed the benchmark on the strength of AI-driven demand and the ongoing semiconductor cycle recovery; conversely, Micron Technology and CRH were among the largest detractors, as the portfolio's lack of exposure to Micron proved costly given its substantial rally, while an overweight position in CRH weighed on results as the stock underperformed the benchmark.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Pioneer Global Equity Fund Class A @ NAV - $38,580	Victory Pioneer Global Equity Fund Class A @ MOP - $36,360	MSCI All Country World Index (regulatory broad based index) - $32,692	MSCI World Index (Net) - $33,965
8/16	$10,000	$9,425	$10,000	$10,000
8/17	$11,889	$11,204	$11,711	$11,619
8/18	$13,079	$12,326	$13,047	$13,141
8/19	$11,951	$11,263	$13,011	$13,175
8/20	$13,957	$13,153	$15,161	$15,387
8/21	$18,916	$17,827	$19,503	$19,967
8/22	$17,203	$16,213	$16,405	$16,957
8/23	$19,708	$18,574	$18,694	$19,603
8/24	$24,015	$22,633	$23,076	$24,393
8/25	$29,466	$27,771	$26,720	$28,217
8/26	$38,580	$36,360	$32,692	$33,965

AVERAGE ANNUAL TOTAL RETURNS

(as of August 31, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	30.93%Footnote Reference	15.32%Footnote Reference	14.46%
Class A @ MOP	23.39%	13.96%	13.78%
MSCI All Country World Index	22.35%	10.88%	12.58%
MSCI World Index (Net)	20.37%	11.21%	13.01%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$923,830
Number of Holdings	86
Investment Advisory Fees	$4,968
Portfolio Turnover	52%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Utilities	2.2%
Communication Services	3.1%
Consumer Discretionary	3.2%
Consumer Staples	3.4%
Energy	5.2%
Materials	7.2%
Health Care	7.3%
Industrials	12.1%
Financials	24.7%
Information Technology	28.2%
Table Summary
Value	Value
United States	60.1%
South Korea	8.9%
Ireland	5.6%
Japan	5.4%
OtherFootnote Reference**	16.6%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Includes countries comprising less than 5.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

GLOSX — AR (8/26)

Victory Pioneer Global Equity Fund

Class C

Ticker: GCSLX

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about Victory Pioneer Global Equity Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$207	1.80%

What affected the Fund’s performance during the last year?

  For the 12-month period ended August 31, 2026, the Fund’s Class C shares at NAV returned 29.99%. For the same period, the Fund’s benchmark, the MSCI World Index (Net), returned 20.37%.

  For the period, benchmark relative performance was driven primarily by favorable stock selection, partially offset by modest allocation headwinds; across sectors, Information Technology and Financials were the largest contributors, with strong security selection within Information Technology and an overweight position in Financials that also outperformed the benchmark; on the negative side, Industrials was the largest sector detractor, driven by challenging security selection, while Materials also weighed modestly on relative performance.

  At the individual security level, Samsung Electronics and Advanced Micro Devices were the top contributors to relative performance, as both positions significantly outperformed the benchmark on the strength of AI-driven demand and the ongoing semiconductor cycle recovery; conversely, Micron Technology and CRH were among the largest detractors, as the portfolio's lack of exposure to Micron proved costly given its substantial rally, while an overweight position in CRH weighed on results as the stock underperformed the benchmark.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Pioneer Global Equity Fund Class C @ NAV - $36,287	Victory Pioneer Global Equity Fund Class C @ CDSC - $36,287	MSCI All Country World Index (regulatory broad based index) - $32,692	MSCI World Index (Net) - $33,965
8/16	$10,000	$10,000	$10,000	$10,000
8/17	$11,800	$11,800	$11,711	$11,619
8/18	$12,879	$12,879	$13,047	$13,141
8/19	$11,677	$11,677	$13,011	$13,175
8/20	$13,526	$13,526	$15,161	$15,387
8/21	$18,197	$18,197	$19,503	$19,967
8/22	$16,434	$16,434	$16,405	$16,957
8/23	$18,688	$18,688	$18,694	$19,603
8/24	$22,588	$22,588	$23,076	$24,393
8/25	$27,715	$27,715	$26,720	$28,217
8/26	$36,287	$36,287	$32,692	$33,965

AVERAGE ANNUAL TOTAL RETURNS

(as of August 31, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class C @ NAV	29.99%Footnote Reference	14.48%	13.76%
Class C @ CDSC	28.99%	14.48%	13.76%
MSCI All Country World Index	22.35%	10.88%	12.58%
MSCI World Index (Net)	20.37%	11.21%	13.01%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$923,830
Number of Holdings	86
Investment Advisory Fees	$4,968
Portfolio Turnover	52%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Utilities	2.2%
Communication Services	3.1%
Consumer Discretionary	3.2%
Consumer Staples	3.4%
Energy	5.2%
Materials	7.2%
Health Care	7.3%
Industrials	12.1%
Financials	24.7%
Information Technology	28.2%
Table Summary
Value	Value
United States	60.1%
South Korea	8.9%
Ireland	5.6%
Japan	5.4%
OtherFootnote Reference**	16.6%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Includes countries comprising less than 5.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

GCSLX — AR (8/26)

Victory Pioneer Global Equity Fund

Class R6

Ticker: PGEKX

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about Victory Pioneer Global Equity Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$84	0.73%

What affected the Fund’s performance during the last year?

  For the 12-month period ended August 31, 2026, the Fund’s Class R6 shares returned 31.36%. For the same period, the Fund’s benchmark, the MSCI World Index (Net), returned 20.37%.

  For the period, benchmark relative performance was driven primarily by favorable stock selection, partially offset by modest allocation headwinds; across sectors, Information Technology and Financials were the largest contributors, with strong security selection within Information Technology and an overweight position in Financials that also outperformed the benchmark; on the negative side, Industrials was the largest sector detractor, driven by challenging security selection, while Materials also weighed modestly on relative performance.

  At the individual security level, Samsung Electronics and Advanced Micro Devices were the top contributors to relative performance, as both positions significantly outperformed the benchmark on the strength of AI-driven demand and the ongoing semiconductor cycle recovery; conversely, Micron Technology and CRH were among the largest detractors, as the portfolio's lack of exposure to Micron proved costly given its substantial rally, while an overweight position in CRH weighed on results as the stock underperformed the benchmark.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Pioneer Global Equity Fund Class R6 - $40,197	MSCI All Country World Index (regulatory broad based index) - $32,692	MSCI World Index (Net) - $33,965
8/16	$10,000	$10,000	$10,000
8/17	$11,944	$11,711	$11,619
8/18	$13,195	$13,047	$13,141
8/19	$12,108	$13,011	$13,175
8/20	$14,210	$15,161	$15,387
8/21	$19,340	$19,503	$19,967
8/22	$17,664	$16,405	$16,957
8/23	$20,321	$18,694	$19,603
8/24	$24,846	$23,076	$24,393
8/25	$30,599	$26,720	$28,217
8/26	$40,197	$32,692	$33,965

AVERAGE ANNUAL TOTAL RETURNS

(as of August 31, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class R6	31.36%Footnote Reference	15.76%Footnote Reference	14.93%
MSCI All Country World Index	22.35%	10.88%	12.58%
MSCI World Index (Net)	20.37%	11.21%	13.01%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$923,830
Number of Holdings	86
Investment Advisory Fees	$4,968
Portfolio Turnover	52%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Utilities	2.2%
Communication Services	3.1%
Consumer Discretionary	3.2%
Consumer Staples	3.4%
Energy	5.2%
Materials	7.2%
Health Care	7.3%
Industrials	12.1%
Financials	24.7%
Information Technology	28.2%
Table Summary
Value	Value
United States	60.1%
South Korea	8.9%
Ireland	5.6%
Japan	5.4%
OtherFootnote Reference**	16.6%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Includes countries comprising less than 5.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PGEKX — AR (8/26)

Victory Pioneer Global Equity Fund

Class Y

Ticker: PGSYX

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about Victory Pioneer Global Equity Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$86	0.74%

What affected the Fund’s performance during the last year?

  For the 12-month period ended August 31, 2026, the Fund’s Class Y shares returned 31.42%. For the same period, the Fund’s benchmark, the MSCI World Index (Net), returned 20.37%.

  For the period, benchmark relative performance was driven primarily by favorable stock selection, partially offset by modest allocation headwinds; across sectors, Information Technology and Financials were the largest contributors, with strong security selection within Information Technology and an overweight position in Financials that also outperformed the benchmark; on the negative side, Industrials was the largest sector detractor, driven by challenging security selection, while Materials also weighed modestly on relative performance.

  At the individual security level, Samsung Electronics and Advanced Micro Devices were the top contributors to relative performance, as both positions significantly outperformed the benchmark on the strength of AI-driven demand and the ongoing semiconductor cycle recovery; conversely, Micron Technology and CRH were among the largest detractors, as the portfolio's lack of exposure to Micron proved costly given its substantial rally, while an overweight position in CRH weighed on results as the stock underperformed the benchmark.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory Pioneer Global Equity Fund Class Y - $4,021,116	MSCI All Country World Index (regulatory broad based index) - $3,269,213	MSCI World Index (Net) - $3,396,516
8/16	$1,000,000	$1,000,000	$1,000,000
8/17	$1,194,521	$1,171,084	$1,161,853
8/18	$1,319,908	$1,304,742	$1,314,109
8/19	$1,211,863	$1,301,102	$1,317,536
8/20	$1,421,434	$1,516,124	$1,538,694
8/21	$1,934,564	$1,950,320	$1,996,681
8/22	$1,766,933	$1,640,502	$1,695,677
8/23	$2,032,986	$1,869,367	$1,960,273
8/24	$2,485,239	$2,307,562	$2,439,265
8/25	$3,059,752	$2,672,033	$2,821,661
8/26	$4,021,116	$3,269,213	$3,396,516

AVERAGE ANNUAL TOTAL RETURNS

(as of August 31, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class Y	31.42%Footnote Reference	15.76%Footnote Reference	14.93%
MSCI All Country World Index	22.35%	10.88%	12.58%
MSCI World Index (Net)	20.37%	11.21%	13.01%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$923,830
Number of Holdings	86
Investment Advisory Fees	$4,968
Portfolio Turnover	52%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Utilities	2.2%
Communication Services	3.1%
Consumer Discretionary	3.2%
Consumer Staples	3.4%
Energy	5.2%
Materials	7.2%
Health Care	7.3%
Industrials	12.1%
Financials	24.7%
Information Technology	28.2%
Table Summary
Value	Value
United States	60.1%
South Korea	8.9%
Ireland	5.6%
Japan	5.4%
OtherFootnote Reference**	16.6%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Includes countries comprising less than 5.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PGSYX — AR (8/26)

Victory Pioneer Multi-Asset Ultrashort Income Fund

Class A

Ticker: MAFRX

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about Victory Pioneer Multi-Asset Ultrashort Income Fund (the "Fund") for the period of April 1, 2026 to August 31, 2026 ("reporting period"). You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$25Footnote Reference**	0.58%

Footnote	Description
Footnote*	Annualized
Footnote**	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

What affected the Fund’s performance during the last reporting period?

Top contributors to performance:

  The Fund’s exposures to non-agency mortgage-backed securities, commercial mortgage backed securities and financials contributed to performance relative to the ICE BofA 3-Month US Treasury Bill Index (the “Index”).

  The Fund benefited from out of Index allocations to bank loans and collateralized loan obligations.

Top detractors from performance:

  The Fund’s long average U.S. duration position relative to the Index of 0.1 years detracted from performance as yields moved higher in the latter part of the period.

  Yield curve positioning modestly detracted from performance relative to the Index.

  Security selection in the asset-backed securities sector detracted from performance relative to the Index.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Pioneer Multi-Asset Ultrashort Income Fund Class A @ NAV - $13,297	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,489	ICE BofA 3-Month US Treasury Bill Index - $12,675
8/16	$10,000	$10,000	$10,000
8/17	$10,208	$10,049	$10,062
8/18	$10,386	$9,944	$10,215
8/19	$10,656	$10,955	$10,456
8/20	$10,533	$11,664	$10,589
8/21	$10,796	$11,655	$10,597
8/22	$10,778	$10,313	$10,636
8/23	$11,382	$10,189	$11,089
8/24	$12,197	$10,933	$11,697
8/25	$12,830	$11,276	$12,221
8/26	$13,297	$11,489	$12,675

AVERAGE ANNUAL TOTAL RETURNS

(as of August 31, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	3.64%	4.25%	2.89%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
ICE BofA 3-Month US Treasury Bill Index	3.71%	3.65%	2.40%

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$7,859,027
Number of Holdings	1,157
Investment Advisory Fees	$9,454Footnote Reference*
Portfolio Turnover	16%Footnote Reference*
Footnote	Description
Footnote*	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

* Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. A full reporting period may differ from the amount shown.

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Corporate Bonds	21.5%
Asset-Backed Securities	18.9%
Collateralized Loan Obligations	16.5%
Collateralized Mortgage Obligations	14.7%
Yankee Dollars	11.6%
Commercial Paper	10.0%
Repurchase Agreements	3.8%
U.S. Government Agency Mortgages	2.9%
OtherFootnote Reference**	1.8%
Table Summary
*	Does not include derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

On July 14, 2026, the Board of Trustees approved the fiscal year-end change for the Fund from March 31 to August 31. The first full cycle of the new fiscal year-end reporting will be from September 1, 2026 through August 31, 2027. As a result of the change, the Fund has an August 31, 2026 fiscal five-month transition period, the results of which are reported in this Annual Report for the period ended August 31, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MAFRX — AR (8/26)

Victory Pioneer Multi-Asset Ultrashort Income Fund

Class C

Ticker: MAUCX

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about Victory Pioneer Multi-Asset Ultrashort Income Fund (the "Fund") for the period of April 1, 2026 to August 31, 2026 ("reporting period"). You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$37Footnote Reference**	0.88%

Footnote	Description
Footnote*	Annualized
Footnote**	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

What affected the Fund’s performance during the last reporting period?

Top contributors to performance:

  The Fund’s exposures to non-agency mortgage-backed securities, commercial mortgage backed securities and financials contributed to performance relative to the ICE BofA 3-Month US Treasury Bill Index (the “Index”).

  The Fund benefited from out of Index allocations to bank loans and collateralized loan obligations.

Top detractors from performance:

  The Fund’s long average U.S. duration position relative to the Index of 0.1 years detracted from performance as yields moved higher in the latter part of the period.

  Yield curve positioning modestly detracted from performance relative to the Index.

  Security selection in the asset-backed securities sector detracted from performance relative to the Index.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Pioneer Multi-Asset Ultrashort Income Fund Class C @ NAV - $12,997	Victory Pioneer Multi-Asset Ultrashort Income Fund Class C @ CDSC - $12,997	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,489	ICE BofA 3-Month US Treasury Bill Index - $12,675
8/16	$10,000	$10,000	$10,000	$10,000
8/17	$10,165	$10,165	$10,049	$10,062
8/18	$10,308	$10,308	$9,944	$10,215
8/19	$10,552	$10,552	$10,955	$10,456
8/20	$10,419	$10,419	$11,664	$10,589
8/21	$10,648	$10,648	$11,655	$10,597
8/22	$10,598	$10,598	$10,313	$10,636
8/23	$11,158	$11,158	$10,189	$11,089
8/24	$11,922	$11,922	$10,933	$11,697
8/25	$12,541	$12,541	$11,276	$12,221
8/26	$12,997	$12,997	$11,489	$12,675

AVERAGE ANNUAL TOTAL RETURNS

(as of August 31, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class C @ NAV	3.33%	3.94%	2.66%
Class C @ CDSC	2.34%	3.94%	2.66%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
ICE BofA 3-Month US Treasury Bill Index	3.71%	3.65%	2.40%

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$7,859,027
Number of Holdings	1,157
Investment Advisory Fees	$9,454Footnote Reference*
Portfolio Turnover	16%Footnote Reference*
Footnote	Description
Footnote*	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

* Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. A full reporting period may differ from the amount shown.

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Corporate Bonds	21.5%
Asset-Backed Securities	18.9%
Collateralized Loan Obligations	16.5%
Collateralized Mortgage Obligations	14.7%
Yankee Dollars	11.6%
Commercial Paper	10.0%
Repurchase Agreements	3.8%
U.S. Government Agency Mortgages	2.9%
OtherFootnote Reference**	1.8%
Table Summary
*	Does not include derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

On July 14, 2026, the Board of Trustees approved the fiscal year-end change for the Fund from March 31 to August 31. The first full cycle of the new fiscal year-end reporting will be from September 1, 2026 through August 31, 2027. As a result of the change, the Fund has an August 31, 2026 fiscal five-month transition period, the results of which are reported in this Annual Report for the period ended August 31, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MAUCX — AR (8/26)

Victory Pioneer Multi-Asset Ultrashort Income Fund

Class R6

Ticker: MAUKX

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about Victory Pioneer Multi-Asset Ultrashort Income Fund (the "Fund") for the period of April 1, 2026 to August 31, 2026 ("reporting period"). You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$15Footnote Reference**	0.35%

Footnote	Description
Footnote*	Annualized
Footnote**	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

What affected the Fund’s performance during the last reporting period?

Top contributors to performance:

  The Fund’s exposures to non-agency mortgage-backed securities, commercial mortgage backed securities and financials contributed to performance relative to the ICE BofA 3-Month US Treasury Bill Index (the “Index”).

  The Fund benefited from out of Index allocations to bank loans and collateralized loan obligations.

Top detractors from performance:

  The Fund’s long average U.S. duration position relative to the Index of 0.1 years detracted from performance as yields moved higher in the latter part of the period.

  Yield curve positioning modestly detracted from performance relative to the Index.

  Security selection in the asset-backed securities sector detracted from performance relative to the Index.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Pioneer Multi-Asset Ultrashort Income Fund Class R6 - $13,626	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,489	ICE BofA 3-Month US Treasury Bill Index - $12,675
8/16	$10,000	$10,000	$10,000
8/17	$10,230	$10,049	$10,062
8/18	$10,431	$9,944	$10,215
8/19	$10,725	$10,955	$10,456
8/20	$10,646	$11,664	$10,589
8/21	$10,937	$11,655	$10,597
8/22	$10,944	$10,313	$10,636
8/23	$11,584	$10,189	$11,089
8/24	$12,442	$10,933	$11,697
8/25	$13,117	$11,276	$12,221
8/26	$13,626	$11,489	$12,675

AVERAGE ANNUAL TOTAL RETURNS

(as of August 31, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class R6	3.88%	4.49%	3.14%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
ICE BofA 3-Month US Treasury Bill Index	3.71%	3.65%	2.40%

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$7,859,027
Number of Holdings	1,157
Investment Advisory Fees	$9,454Footnote Reference*
Portfolio Turnover	16%Footnote Reference*
Footnote	Description
Footnote*	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

* Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. A full reporting period may differ from the amount shown.

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Corporate Bonds	21.5%
Asset-Backed Securities	18.9%
Collateralized Loan Obligations	16.5%
Collateralized Mortgage Obligations	14.7%
Yankee Dollars	11.6%
Commercial Paper	10.0%
Repurchase Agreements	3.8%
U.S. Government Agency Mortgages	2.9%
OtherFootnote Reference**	1.8%
Table Summary
*	Does not include derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

On July 14, 2026, the Board of Trustees approved the fiscal year-end change for the Fund from March 31 to August 31. The first full cycle of the new fiscal year-end reporting will be from September 1, 2026 through August 31, 2027. As a result of the change, the Fund has an August 31, 2026 fiscal five-month transition period, the results of which are reported in this Annual Report for the period ended August 31, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MAUKX — AR (8/26)

Victory Pioneer Multi-Asset Ultrashort Income Fund

Class Y

Ticker: MYFRX

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about Victory Pioneer Multi-Asset Ultrashort Income Fund (the "Fund") for the period of April 1, 2026 to August 31, 2026 ("reporting period"). You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$19Footnote Reference**	0.44%

Footnote	Description
Footnote*	Annualized
Footnote**	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

What affected the Fund’s performance during the last reporting period?

Top contributors to performance:

  The Fund’s exposures to non-agency mortgage-backed securities, commercial mortgage backed securities and financials contributed to performance relative to the ICE BofA 3-Month US Treasury Bill Index (the “Index”).

  The Fund benefited from out of Index allocations to bank loans and collateralized loan obligations.

Top detractors from performance:

  The Fund’s long average U.S. duration position relative to the Index of 0.1 years detracted from performance as yields moved higher in the latter part of the period.

  Yield curve positioning modestly detracted from performance relative to the Index.

  Security selection in the asset-backed securities sector detracted from performance relative to the Index.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory Pioneer Multi-Asset Ultrashort Income Fund Class Y - $1,348,831	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $1,148,902	ICE BofA 3-Month US Treasury Bill Index - $1,267,475
8/16	$1,000,000	$1,000,000	$1,000,000
8/17	$1,020,921	$1,004,921	$1,006,195
8/18	$1,040,231	$994,377	$1,021,514
8/19	$1,069,898	$1,095,531	$1,045,641
8/20	$1,060,134	$1,166,448	$1,058,881
8/21	$1,087,118	$1,165,466	$1,059,688
8/22	$1,088,065	$1,031,253	$1,063,633
8/23	$1,150,821	$1,018,948	$1,108,880
8/24	$1,235,043	$1,093,294	$1,169,667
8/25	$1,299,675	$1,127,584	$1,222,115
8/26	$1,348,831	$1,148,902	$1,267,475

AVERAGE ANNUAL TOTAL RETURNS

(as of August 31, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class Y	3.78%	4.41%	3.04%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
ICE BofA 3-Month US Treasury Bill Index	3.71%	3.65%	2.40%

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$7,859,027
Number of Holdings	1,157
Investment Advisory Fees	$9,454Footnote Reference*
Portfolio Turnover	16%Footnote Reference*
Footnote	Description
Footnote*	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

* Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. A full reporting period may differ from the amount shown.

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Corporate Bonds	21.5%
Asset-Backed Securities	18.9%
Collateralized Loan Obligations	16.5%
Collateralized Mortgage Obligations	14.7%
Yankee Dollars	11.6%
Commercial Paper	10.0%
Repurchase Agreements	3.8%
U.S. Government Agency Mortgages	2.9%
OtherFootnote Reference**	1.8%
Table Summary
*	Does not include derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

On July 14, 2026, the Board of Trustees approved the fiscal year-end change for the Fund from March 31 to August 31. The first full cycle of the new fiscal year-end reporting will be from September 1, 2026 through August 31, 2027. As a result of the change, the Fund has an August 31, 2026 fiscal five-month transition period, the results of which are reported in this Annual Report for the period ended August 31, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MYFRX — AR (8/26)

Victory Pioneer Short Term Income Fund

Class A

Ticker: STABX

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about Victory Pioneer Short Term Income Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$69	0.68%

What affected the Fund’s performance during the last year?

Top contributors to performance:

The Victory Pioneer Short Term Income Fund underperformed the Bloomberg 1-3 Yr US Gov/Credit Total Return Index Value. Asset allocation and security selection positioning themes contributed to performance while yield curve positioning was a detractor.

At the sector level, the portfolio’s allocations to CMO (overweight), CMBS (overweight), and Financial Institutions (overweight) were notable contributors to performance. Issuer selection themes within ABS, agencies, and sovereigns contributed to performance.

Top detractors from performance:

An overweight allocation to ABS was the primary detractor during the period. Underweights to sovereigns and supranationals were also slight detractors from returns.

The Fund maintained duration close to the performance benchmark over the period.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Pioneer Short Term Income Fund Class A @ NAV - $12,772	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,489	Bloomberg 1-3 Year Government/Credit Total Return Index - $12,251
8/16	$10,000	$10,000	$10,000
8/17	$10,182	$10,049	$10,090
8/18	$10,251	$9,944	$10,106
8/19	$10,713	$10,955	$10,572
8/20	$10,635	$11,664	$10,960
8/21	$11,087	$11,655	$11,003
8/22	$10,683	$10,313	$10,565
8/23	$11,021	$10,189	$10,730
8/24	$11,905	$10,933	$11,401
8/25	$12,542	$11,276	$11,930
8/26	$12,772	$11,489	$12,251

AVERAGE ANNUAL TOTAL RETURNS

(as of August 31, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	1.83%	2.87%	2.48%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
Bloomberg 1-3 Year Government/Credit Total Return Index	2.69%	2.17%	2.05%

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$925,616
Number of Holdings	689
Investment Advisory Fees	$3,757
Portfolio Turnover	28%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Asset-Backed Securities	32.7%
Corporate Bonds	24.4%
Collateralized Mortgage Obligations	12.1%
Yankee Dollars	11.1%
Collateralized Loan Obligations	10.2%
U.S. Government Agency Mortgages	3.1%
U.S. Treasury Obligations	3.0%
Senior Secured Loans	0.4%
Table Summary
*	Does not include derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

STABX — AR (8/26)

Victory Pioneer Short Term Income Fund

Class C

Ticker: STIIX

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about Victory Pioneer Short Term Income Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$99	0.98%

What affected the Fund’s performance during the last year?

Top contributors to performance:

The Victory Pioneer Short Term Income Fund underperformed the Bloomberg 1-3 Yr US Gov/Credit Total Return Index Value. Asset allocation and security selection positioning themes contributed to performance while yield curve positioning was a detractor.

At the sector level, the portfolio’s allocations to CMO (overweight), CMBS (overweight), and Financial Institutions (overweight) were notable contributors to performance. Issuer selection themes within ABS, agencies, and sovereigns contributed to performance.

Top detractors from performance:

An overweight allocation to ABS was the primary detractor during the period. Underweights to sovereigns and supranationals were also slight detractors from returns.

The Fund maintained duration close to the performance benchmark over the period.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Pioneer Short Term Income Fund Class C @ NAV - $12,612	Victory Pioneer Short Term Income Fund Class C @ CDSC - $12,612	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,489	Bloomberg 1-3 Year Government/Credit Total Return Index - $12,251
8/16	$10,000	$10,000	$10,000	$10,000
8/17	$10,158	$10,158	$10,049	$10,090
8/18	$10,203	$10,203	$9,944	$10,106
8/19	$10,639	$10,639	$10,955	$10,572
8/20	$10,583	$10,583	$11,664	$10,960
8/21	$11,010	$11,010	$11,655	$11,003
8/22	$10,592	$10,592	$10,313	$10,565
8/23	$10,899	$10,899	$10,189	$10,730
8/24	$11,756	$11,756	$10,933	$11,401
8/25	$12,385	$12,385	$11,276	$11,930
8/26	$12,612	$12,612	$11,489	$12,251

AVERAGE ANNUAL TOTAL RETURNS

(as of August 31, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class C @ NAV	1.66%	2.66%	2.35%
Class C @ CDSC	0.68%	2.66%	2.35%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
Bloomberg 1-3 Year Government/Credit Total Return Index	2.69%	2.17%	2.05%

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$925,616
Number of Holdings	689
Investment Advisory Fees	$3,757
Portfolio Turnover	28%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Asset-Backed Securities	32.7%
Corporate Bonds	24.4%
Collateralized Mortgage Obligations	12.1%
Yankee Dollars	11.1%
Collateralized Loan Obligations	10.2%
U.S. Government Agency Mortgages	3.1%
U.S. Treasury Obligations	3.0%
Senior Secured Loans	0.4%
Table Summary
*	Does not include derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

STIIX — AR (8/26)

Victory Pioneer Short Term Income Fund

Class R6

Ticker: STIKX

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about Victory Pioneer Short Term Income Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$43	0.43%

What affected the Fund’s performance during the last year?

Top contributors to performance:

The Victory Pioneer Short Term Income Fund underperformed the Bloomberg 1-3 Yr US Gov/Credit Total Return Index Value. Asset allocation and security selection positioning themes contributed to performance while yield curve positioning was a detractor.

At the sector level, the portfolio’s allocations to CMO (overweight), CMBS (overweight), and Financial Institutions (overweight) were notable contributors to performance. Issuer selection themes within ABS, agencies, and sovereigns contributed to performance.

Top detractors from performance:

An overweight allocation to ABS was the primary detractor during the period. Underweights to sovereigns and supranationals were also slight detractors from returns.

The Fund maintained duration close to the performance benchmark over the period.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Pioneer Short Term Income Fund Class R6 - $13,278	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,489	Bloomberg 1-3 Year Government/Credit Total Return Index - $12,251
8/16	$10,000	$10,000	$10,000
8/17	$10,225	$10,049	$10,090
8/18	$10,319	$9,944	$10,106
8/19	$10,820	$10,955	$10,572
8/20	$10,836	$11,664	$10,960
8/21	$11,336	$11,655	$11,003
8/22	$10,967	$10,313	$10,565
8/23	$11,357	$10,189	$10,730
8/24	$12,299	$10,933	$11,401
8/25	$13,004	$11,276	$11,930
8/26	$13,278	$11,489	$12,251

AVERAGE ANNUAL TOTAL RETURNS

(as of August 31, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class R6	2.11%	3.21%	2.88%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
Bloomberg 1-3 Year Government/Credit Total Return Index	2.69%	2.17%	2.05%

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$925,616
Number of Holdings	689
Investment Advisory Fees	$3,757
Portfolio Turnover	28%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Asset-Backed Securities	32.7%
Corporate Bonds	24.4%
Collateralized Mortgage Obligations	12.1%
Yankee Dollars	11.1%
Collateralized Loan Obligations	10.2%
U.S. Government Agency Mortgages	3.1%
U.S. Treasury Obligations	3.0%
Senior Secured Loans	0.4%
Table Summary
*	Does not include derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

STIKX — AR (8/26)

Victory Pioneer Short Term Income Fund

Class Y

Ticker: PSHYX

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about Victory Pioneer Short Term Income Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$46	0.46%

What affected the Fund’s performance during the last year?

Top contributors to performance:

The Victory Pioneer Short Term Income Fund underperformed the Bloomberg 1-3 Yr US Gov/Credit Total Return Index Value. Asset allocation and security selection positioning themes contributed to performance while yield curve positioning was a detractor.

At the sector level, the portfolio’s allocations to CMO (overweight), CMBS (overweight), and Financial Institutions (overweight) were notable contributors to performance. Issuer selection themes within ABS, agencies, and sovereigns contributed to performance.

Top detractors from performance:

An overweight allocation to ABS was the primary detractor during the period. Underweights to sovereigns and supranationals were also slight detractors from returns.

The Fund maintained duration close to the performance benchmark over the period.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory Pioneer Short Term Income Fund Class Y - $1,321,220	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $1,148,902	Bloomberg 1-3 Year Government/Credit Total Return Index - $1,225,076
8/16	$1,000,000	$1,000,000	$1,000,000
8/17	$1,020,402	$1,004,921	$1,009,007
8/18	$1,029,614	$994,377	$1,010,560
8/19	$1,079,188	$1,095,531	$1,057,242
8/20	$1,079,621	$1,166,448	$1,095,982
8/21	$1,129,589	$1,165,466	$1,100,257
8/22	$1,092,473	$1,031,253	$1,056,481
8/23	$1,131,220	$1,018,948	$1,073,037
8/24	$1,225,061	$1,093,294	$1,140,126
8/25	$1,294,614	$1,127,584	$1,193,037
8/26	$1,321,220	$1,148,902	$1,225,076

AVERAGE ANNUAL TOTAL RETURNS

(as of August 31, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class Y	2.06%	3.18%	2.82%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
Bloomberg 1-3 Year Government/Credit Total Return Index	2.69%	2.17%	2.05%

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$925,616
Number of Holdings	689
Investment Advisory Fees	$3,757
Portfolio Turnover	28%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Asset-Backed Securities	32.7%
Corporate Bonds	24.4%
Collateralized Mortgage Obligations	12.1%
Yankee Dollars	11.1%
Collateralized Loan Obligations	10.2%
U.S. Government Agency Mortgages	3.1%
U.S. Treasury Obligations	3.0%
Senior Secured Loans	0.4%
Table Summary
*	Does not include derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PSHYX — AR (8/26)

(b)  Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”). During the period covered by this report, there were no amendments, nor did the Registrant grant any waivers, including any implicit waivers, from any provision of the Code of Ethics. The Code of Ethics is attached hereto as Exhibit 19(a)(1) of this Form.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Mr. Fred J. Ricciardi  is  an “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

(a)  Audit Fees.  Fees for audit services provided to the Registrant were $293,890 and $235,750 for the fiscal years ended August 31, 2026 and 2025, respectively, and were $94,400 and $104,850 for the fiscal years ended March 31, 2026 and 2025, respectively.

(b) Audit-Related Fees.  The aggregate fees billed in each of the last two fiscal years for audit-related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this item were $0 and $0 for the fiscal years ended August 31, 2026 and 2025, respectively, and were $0 and $0 for the fiscal years ended March 31, 2026 and 2025.

(c)  (c)  Tax Fees.  Fees for tax services, which consisted of foreign tax compliance and tax consulting services, were $68,020 and $62,550 for the fiscal years ended August 31, 2026 and 2025, respectively, and were $20,710 and $26,550 for the fiscal years ended March 31, 2026 and 2025, respectively.

(d) (d)  All Other Fees.  Fees for other services totaled $0 and $0 for the fiscal years ended August 31, 2026 and 2025, respectively, and were $2,700 and $0 for the fiscal years ended March 31, 2026 and 2025, respectively.

(e)  (1)  The Registrant’s Audit Committee has adopted Pre-Approval Policies and Procedures. The Audit Committee must pre-approve all audit services and non-audit services that the principal accountant provides to the Registrant. The Audit Committee must also pre-approve any engagement of the principal accountant to provide non-audit services to the Registrant’s investment adviser, or any affiliate of the adviser that provides ongoing services to the Registrant, if such non-audit services directly impact the Registrant’s operations and financial reporting.

     (2)  No services described in items (b) were pre-approved by the Audit Committee pursuant to Rule 2 01(c)(7)(i)(c) of Regulation S-X.

(f)  All of the work in connection with the audit of the Registrant during the years ended August 31, 2026 and 2025, and March 31, 2026 and 2025, was performed by full-time employees of the Registrant’s principal accountant.

(g)  The aggregate fees billed by the principal accountant for non-audit services to the Registrant, the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $107,113 and $62,550 for the years ended August 31, 2026 and 2025, respectively, and were $23,410 and $0 for the fiscal years ended March 31, 2026 and 2025, respectively.

(h)  The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal auditor’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)  Not applicable.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

August 31, 2026
Annual: Full Financials
Victory Pioneer Active Credit Fund

Victory
Portfolios
IV
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 539-3863, and a Form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
12
Statement of Operations
13
Statements of Changes in Net Assets
14
Financial Highlights
16
Notes to Financial Statements (Form N-CSR Item 7) 19
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 32
Supplemental Information (Unaudited)
Additional Federal Income Tax Information
33

Schedule of Portfolio Investments
August 31, 2026
Victory Portfolios IV
Victory Pioneer Active Credit Fund
2
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (4.5%)
ABS Auto (1.5%):
American Credit Acceptance Receivables Trust, Series 2025-4, Class D, 5.25%, 9/12/31,
Callable 7/12/28 @ 100(a) ............................................ $ 100 $ 100
FHF Issuer Trust, Series 2024-3A, Class D, 6.01%, 12/15/31, Callable 8/15/28 @ 100(a) .... 110 104
Merchants Fleet Funding LLC, Series 2025-1A, Class D, 5.76%, 1/20/39, Callable 7/20/29 @
100(a) ........................................................... 150 148
Research-Driven Pagaya Motor Asset Trust ....................................
Series 2025-3A, Class A2, 5.15%, 2/27/34, Callable 6/25/27 @ 100(a) ............. 160 160
Series 2026-4A, Class B, 6.63%, 5/25/35, Callable 7/25/28 @ 100(a) .............. 120 120
Veros Auto Receivables Trust ..............................................
Series 2024-1, Class B, 6.60%, 6/15/28, Callable 8/15/27 @ 100(a) ............... 97 97
Series 2024-1, Class C, 7.57%, 12/15/28, Callable 8/15/27 @ 100(a) .............. 210 213
942
ABS Home (0.7%):
J.P. Morgan Mortgage Trust, Series 2026-ACES1, Class B1, 6.50%, 4/25/66, Callable 2/25/31
@ 100(a)(b) ....................................................... 220 216
Vista Point Securitization Trust .............................................
Series 2024-CES3, Class A2, 6.00%, 1/25/55, Callable 12/25/27 @ 100(a)(b) ........ 100 100
Series 2026-CES2, Class M1, 6.28%, 5/25/56, Callable 4/25/29 @ 100(a)(b) ........ 100 98
414
ABS Other (2.3%):
ACHM Trust, Series 2025-HE3, Class A, 5.20%, 11/25/55, Callable 4/25/32 @ 100(a)(b) ... 104 101
Angel Oak Mortgage Trust, Series 2025-HB2, Class A1, 5.24% (SOFR30A+160bps), 12/25/55,
Callable 11/25/28 @ 100(a)(c) ......................................... 85 86
Ascent Career Funding Trust, Series 2024-1A, Class A, 6.77%, 10/25/32(a) ............. 24 24
BHG Securitization Trust .................................................
Series 2022-C, Class E, 9.73%, 10/17/35, Callable 11/17/28 @ 100(a) ............. 100 104
Series 2023-B, Class B, 7.45%, 12/17/36, Callable 8/17/29 @ 100(a) .............. 55 57
FIGRE Trust, Series 2025-HE6, Class A, 5.04%, 9/25/55, Callable 3/25/31 @ 100(a)(b) .... 97 96
RCKTL, Series 2025-2A, Class D, 5.25%, 11/27/34, Callable 6/25/28 @ 100(a) .......... 130 128
Tricon Residential Trust, Series 2025-SFR1, Class D, 5.64% (TSFR1M+200bps), 3/17/42(a)(c)
(d) ............................................................. 100 100
Upstart Securitization Trust, Series 2025-2, Class D, 8.00%, 6/20/35, Callable 1/20/29 @
100(a) ........................................................... 750 768
1,464
Total Asset-Backed Securities (Cost $2,842)
a
a
a
2,820
Collateralized Loan Obligations (2.2%)
Cash Flow CLO (2.2%):
ACREC LLC, Series 2025-FL3, Class A, 4.95% (TSFR1M+131bps), 8/18/42, Callable 1/18/27
@ 100(a)(c) ....................................................... 200 200
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class B, 6.84%
(TSFR1M+319bps), 1/20/41, Callable 5/20/27 @ 100(a)(c) ..................... 160 161
AREIT Ltd., Series 2025-CRE11, Class A, 5.19% (TSFR1M+155bps), 7/25/43, Callable
7/18/28 @ 100(a)(c)(d) ............................................... 150 151
BDS LLC, Series 2025-FL14, Class A, 4.93% (TSFR1M+128bps), 10/17/42, Callable 9/21/27
@ 100(a)(c)(d) ..................................................... 100 100
FS Rialto Issuer LLC, Series 2025-FL10, Class A, 5.03% (TSFR1M+139bps), 8/19/42,
Callable 8/19/27 @ 100(a)(c)(d) ........................................ 120 120
MF1 LLC, Series 2024-FL15, Class A, 5.33% (TSFR1M+169bps), 8/18/41, Callable 9/18/26
@ 100(a)(c) ....................................................... 168 168
MF1 Ltd., Series 2021-FL7, Class AS, 5.20% (TSFR1M+156bps), 10/16/36, Callable 9/16/26
@ 100(a)(c) ....................................................... 101 101
OAKRE Issuer LLC, Series 2026-FL1, Class A, 5.15% (TSFR1M+150bps), 2/18/44, Callable
3/19/29 @ 100(a)(c)(d) ............................................... 280 280
PFP Ltd., Series 2026-13, Class AS, 5.29% (TSFR1M+165bps), 8/18/43, Callable 7/18/28 @
100(a)(c) ......................................................... 120 120
1,401
Total Collateralized Loan Obligations (Cost $1,398)
a
a
a
1,401

Victory Portfolios IV
Victory Pioneer Active Credit Fund
3
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Collateralized Mortgage Obligations (12.0%)
Commercial MBS (3.1%):
BAY Trust, Series 2026-MDWS, Class D, 6.83% (TSFR1M+319bps), 6/15/41(a)(c)(d) ..... $ 280 $ 279
BWAY Mortgage Trust, Series 2013-1515, Class B, 3.47%, 3/10/33, Callable 3/10/27 @ 100(a) 110 104
BX Commercial Mortgage Trust, Series 2024-SLCT, Class E, 7.03% (TSFR1M+339bps),
1/15/42(a)(c)(d) .................................................... 390 390
MP Trust, Series 2026-WTRP, Class E, 7.98%, 9/11/43(a)(b)(d) ...................... 220 223
PRM Trust ............................................................
Series 2025-PRM6, Class E, 6.80%, 7/5/33(a)(b)(d) .......................... 100 100
Series 2025-PRM6, Class F, 7.29%, 7/5/33(a)(b)(d) .......................... 250 248
SLG Office Trust, Series 2026-OMA, Class F, 8.19%, 4/15/41(a)(b)(d) ................. 100 100
SMRT, Series 2022-MINI, Class E, 6.34% (TSFR1M+270bps), 1/15/39(a)(c)(d) .......... 100 100
Velocity Commercial Capital Loan Trust ......................................
Series 2024-6, Class A, 5.81%, 12/25/54, Callable 11/25/30 @ 100(a)(b) ........... 84 84
Series 2025-1, Class A, 6.03%, 2/25/55, Callable 1/25/40 @ 100(a)(b) ............. 100 100
VRTX Trust, Series 2025-HQ, Class B, 5.67%, 8/5/42(a)(b)(d) ...................... 100 97
Wells Fargo Commercial Mortgage Trust, Series 2026-1250B, Class C, 5.59%, 3/10/41(a)(b)(d) 100 98
1,923
Private CMO Floating (4.4%):
Bellemeade Re Ltd. .....................................................
Series 2025-1, Class M1B, 6.14% (SOFR30A+250bps), 10/25/35, Callable 8/25/28 @
100(a)(c) ......................................................... 150 151
Series 2025-1, Class M1C, 6.89% (SOFR30A+325bps), 10/25/35, Callable 8/25/28 @
100(a)(c) ......................................................... 450 456
Connecticut Avenue Securities Trust .........................................
Series 2022-R02, Class 2B2, 11.29% (SOFR30A+765bps), 1/25/42, Callable 1/25/27 @
100(a)(c) ......................................................... 200 205
Series 2022-R09, Class 2B1, 10.39% (SOFR30A+675bps), 9/25/42, Callable 9/25/27 @
100(a)(c) ......................................................... 230 243
Series 2024-R01, Class 1B2, 7.64% (SOFR30A+400bps), 1/25/44, Callable 1/25/29 @
100(a)(c) ......................................................... 180 190
Federal Home Loan Mortgage Corporation MSCR Trust, Series 2021-MN1, Class B1, 11.39%
(SOFR30A+775bps), 1/25/51, Callable 1/25/29 @ 100(a)(c) .................... 50 55
Federal Home Loan Mortgage Corporation STACR REMIC Trust ....................
Series 2021-DNA5, Class B2, 9.14% (SOFR30A+550bps), 1/25/34(a)(c) ........... 140 170
Series 2021-HQA1, Class B2, 8.64% (SOFR30A+500bps), 8/25/33(a)(c) ........... 175 207
Series 2021-HQA2, Class B2, 9.09% (SOFR30A+545bps), 12/25/33(a)(c) .......... 175 213
Series 2023-HQA2, Class M1B, 6.99% (SOFR30A+335bps), 6/25/43, Callable 6/25/28
@ 100(a)(c) ....................................................... 200 206
Series 2025-HQA1, Class M2, 5.29% (SOFR30A+165bps), 2/25/45, Callable 2/25/30 @
100(a)(c) ......................................................... 50 50
Federal Home Loan Mortgage Corporation STACR Trust ..........................
Series 2019-FTR1, Class B2, 12.11% (SOFR30A+846bps), 1/25/48, Callable 5/25/29 @
100(a)(c) ......................................................... 170 199
Series 2019-FTR3, Class B2, 8.53% (SOFR30A+491bps), 9/25/47, Callable 12/25/29 @
100(a)(c) ......................................................... 240 263
Home Re Ltd., Series 2026-1, Class M2, 6.84% (SOFR30A+320bps), 1/25/36, Callable
9/25/28 @ 100(a)(c) ................................................. 150 151
2,759
Private CMO Other (4.5%):
A&D Mortgage Trust, Series 2024-NQM3, Class M1, 6.88%, 7/25/69, Callable 6/25/27 @
100(a)(b) ......................................................... 130 130
BRAVO Residential Funding Trust ..........................................
Series 2024-NQM3, Class B2, 8.34%, 3/25/64, Callable 3/25/27 @ 100(a)(b) ........ 380 382
Series 2024-NQM5, Class B2, 8.07%, 6/25/64, Callable 7/25/27 @ 100(a)(b) ........ 180 181
COLT Mortgage Loan Trust, Series 2024-5, Class B1, 7.30%, 8/25/69, Callable 9/25/27 @
100(a)(b) ......................................................... 140 140
Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust ..........
Series 2019-1, Class M, 4.75%, 7/25/58, Callable 5/25/45 @ 100(a)(b) ............. 197 197
Series 2019-2, Class M, 4.75%, 8/25/58, Callable 1/25/50 @ 100(a)(b) ............. 238 231
MFRA Trust, Series 2024-NQM3, Class B1, 7.61%, 12/25/69, Callable 12/25/27 @ 100(a)(b) 180 183

Victory Portfolios IV
Victory Pioneer Active Credit Fund
4
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-NQM1, Class B2, 7.30%,
9/25/68, Callable 10/25/26 @ 100(a)(b) ................................... $ 240 $ 240
PRKCM Trust, Series 2023-AFC4, Class M1, 7.90%, 11/25/58, Callable 10/25/26 @ 100(a)(b) 180 180
PRPM Trust, Series 2025-NQM1, Class B1, 7.78%, 11/25/69, Callable 2/25/28 @ 100(a)(b) . 120 120
Verus Securitization Trust .................................................
Series 2023-8, Class B1, 8.06%, 12/25/68, Callable 12/25/26 @ 100(a)(b) .......... 330 330
Series 2024-3, Class M1, 6.89%, 4/25/69, Callable 4/25/27 @ 100(a)(b) ............ 160 161
Series 2024-INV2, Class B2, 7.91%, 8/26/69, Callable 8/25/27 @ 100(a)(b) ......... 300 301
2,776
Total Collateralized Mortgage Obligations (Cost $7,396)
a
a
a
7,458
Shares
Preferred Stocks (0.8%)
Financials (0.8%):
Bank of America Corp., Series LL, 5.00%(e) ................................... 4,610 90
Capital One Financial Corp., Series L, 4.38%(e) ................................. 1,048 16
JPMorgan Chase & Co., Series MM, 4.20%(e) .................................. 5,554 93
KeyCorp, Series G, 5.63%(e) .............................................. 1,865 38
Morgan Stanley, Series O, 4.25%(e) .......................................... 7,701 126
State Street Corp., Series G, 5.35%(e) ........................................ 1,190 25
U.S. Bancorp, Series L, 3.75%(e) ........................................... 1,130 16
Wells Fargo & Co., Series DD, 4.25%(e) ...................................... 4,689 75
479
Total Preferred Stocks (Cost $518)
a
a
a
479
Convertible Preferred Stocks (0.1%)
Information Technology (0.1%):
Oracle Corp., Series D, 6.50%, 1/15/29 ....................................... 1,600 75
Total Convertible Preferred Stocks (Cost $80)
a
a
a
75
Principal Amount
(000)
Senior Secured Loans (2.0%)
Communication Services (0.4%):
Nexstar Media, Inc., Term B7 Loan, 6.44% (SOFR01M+275bps), 3/21/33(c) ............ $ 116 117
Windstream Services LLC, 2025 Term Loan, 7.69% (SOFR01M+400bps), 9/25/32(c) ...... 137 138
255
Consumer Discretionary (0.6%):
River Rock Entertainment Authority, Term Loan, 12.71% (SOFR01M+900bps), 11/24/31(c) . 400 394
Financials (0.4%):
1261229 BC Ltd., Initial Term Loan, 9.94% (SOFR01M+625bps), 10/8/30(c) ............ 233 232
Industrials (0.3%):
Qxo Building Products, Inc. , Term Loan B, 6/3/33(f) .............................. 205 205
Materials (0.3%):
Worthington Steel, Inc., Initial Term Loan, 7.69% (SOFR01M+400bps), 6/1/33(c) ........ 146 148
Total Senior Secured Loans (Cost $1,218)
a
a
a
1,234
Corporate Bonds (27.1%)
Communication Services (1.4%):
Alphabet, Inc.
5.20%, 8/15/33, Callable 6/15/33 @ 100 .................................. 80 80
6.25%, 8/15/46, Callable 2/15/46 @ 100 .................................. 80 80
CSC Holdings LLC, 11.75%, 1/31/29, Callable 9/13/26 @ 105.88(a) .................. 200 110
Meta Platforms, Inc.
5.63%, 11/15/55, Callable 5/15/55 @ 100 .................................. 115 96
5.75%, 11/15/65, Callable 5/15/65 @ 100 .................................. 190 156
Space Exploration Technologies Corp.
5.65%, 7/15/33, Callable 5/15/33 @ 100(a) ................................ 48 46
6.65%, 7/15/56, Callable 1/15/56 @ 100(a) ................................ 122 109

Victory Portfolios IV
Victory Pioneer Active Credit Fund
5
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
8.63%, 6/15/32, Callable 6/15/28 @ 104.31(a) .............................. $ 90 $ 92
8.63%, 6/15/32, Callable 6/15/28 @ 104.31(a) .............................. 105 108
877
Consumer Discretionary (2.2%):
Expedia Group, Inc., 5.50%, 4/15/36, Callable 1/15/36 @ 100 ....................... 365 355
General Motors Financial Co., Inc., 5.90%, 1/7/35, Callable 10/7/34 @ 100 ............. 440 443
Resorts World Las Vegas LLC/RWLV Capital, Inc.
8.45%, 7/27/30, Callable 5/27/30 @ 100(a) ................................ 200 200
4.63%, 4/6/31, Callable 1/6/31 @ 100(a) .................................. 400 340
1,338
Consumer Staples (1.2%):
PepsiCo, Inc., 4.15%, 2/11/47, Callable 8/11/46 @ 100 ............................ 520 564
Sysco Corp., 4.40%, 7/25/31, Callable 6/25/31 @ 100 ............................. 170 164
728
Energy (4.6%):
Cheniere Energy Partners LP, 5.35%, 11/30/36, Callable 5/30/36 @ 100(a) .............. 900 875
Columbia Pipelines Holding Co. LLC, 5.00%, 11/17/32, Callable 9/17/32 @ 100(a) ....... 235 229
Columbia Pipelines Operating Co. LLC, 5.51%, 5/15/36, Callable 2/15/36 @ 100(a) ....... 40 39
Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.88%, 6/1/34, Callable 6/1/29 @
103.44(a) ......................................................... 224 226
Enerflex, Inc., 6.88%, 1/15/31, Callable 1/15/28 @ 103.44(a) ........................ 70 71
Energy Transfer LP
7.13% (H15T5Y+531bps), Callable 5/15/30 @ 100(c)(e) ...................... 172 176
6.70% (H15T5Y+222bps), 1/15/57, Callable 10/15/36 @ 100(c) ................. 120 119
Harvest Midstream I LP, 6.75%, 5/15/34, Callable 5/15/29 @ 103.38(a) ................ 34 35
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 4/15/30, Callable 10/3/26 @ 102(a) ................................ 90 90
6.25%, 4/15/32, Callable 5/15/27 @ 103.13(a) .............................. 179 176
7.25%, 2/15/35, Callable 2/15/30 @ 103.63(a) .............................. 45 45
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.63%, 8/15/34,
Callable 8/15/29 @ 103.31(a) .......................................... 70 71
NGPL PipeCo LLC, 5.60%, 8/15/36, Callable 2/15/36 @ 100(a) ..................... 120 117
Summit Midstream Holdings LLC, 8.63%, 10/31/29, Callable 10/3/26 @ 104.31(a) ........ 220 229
Venture Global Plaquemines LNG LLC
6.13%, 12/15/30, Callable 9/15/30 @ 100(a) ............................... 100 102
6.50%, 1/15/34, Callable 7/15/33 @ 100(a) ................................ 75 78
6.75%, 1/15/36, Callable 7/15/35 @ 100(a) ................................ 140 147
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29, Callable 10/15/26 @ 103.75(a) ..... 52 54
2,879
Financials (10.4%):
AEGON Funding Co. LLC, 5.63%, 5/7/36, Callable 2/7/36 @ 100 .................... 240 234
Ally Financial, Inc., 6.18% (SOFR+229bps), 7/26/35, Callable 7/26/34 @ 100(c) ......... 160 160
Beignet Investor LLC, 6.58%, 5/30/49(a) ...................................... 220 211
Citadel Securities Global Holdings LLC, 6.20%, 6/18/35, Callable 3/18/35 @ 100(a) ....... 260 261
Citigroup, Inc.
6.63% (H15T5Y+300bps), Callable 2/15/31 @ 100(c)(e) ...................... 355 360
6.88% (H15T5Y+289bps), Callable 8/15/30 @ 100(c)(e) ...................... 105 106
CNO Financial Group, Inc., 6.45%, 6/15/34, Callable 3/15/34 @ 100 .................. 233 238
Ford Motor Credit Co. LLC
3.63%, 6/17/31, Callable 3/17/31 @ 100 .................................. 429 389
5.87%, 10/31/35, Callable 7/31/35 @ 100 ................................. 400 386
Freedom Mortgage Holdings LLC
9.13%, 5/15/31, Callable 5/15/27 @ 104.56(a) .............................. 120 124
8.00%, 2/1/32, Callable 2/1/29 @ 104(a) .................................. 65 64
8.38%, 4/1/32, Callable 4/1/28 @ 104.19(a) ................................ 25 25
FS KKR Capital Corp., 7.50%, 8/1/31, Callable 5/1/31 @ 100 ....................... 215 219
HUT 8 DC LLC, 6.19%, 11/15/42, Callable 5/15/42 @ 100(a) ....................... 95 92
Hyundai Capital America, 4.50%, 9/18/30, Callable 8/18/30 @ 100(a) ................. 70 68
ION Platform Finance US, Inc./ION Platform Finance SARL, 9.00%, 8/1/29, Callable 10/3/26
@ 104.5(a) ....................................................... 305 279

Victory Portfolios IV
Victory Pioneer Active Credit Fund
6
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Jefferies Financial Group, Inc.
6.20%, 4/14/34, Callable 1/14/34 @ 100 .................................. $ 275 $ 279
5.50%, 2/15/36, Callable 11/15/35 @ 100 .................................. 60 57
JP Morgan Chase & Co., 5.80% (H15T5Y+125bps), 7/23/41, Callable 7/23/36 @ 100(c) .... 135 134
Lincoln National Corp., 6.80% (H15T5Y+240bps), 7/15/56, Callable 4/15/36 @ 100(c) ..... 75 74
MetLife, Inc., 5.85% (H15T5Y+182bps), 3/15/56, Callable 3/15/36 @ 100(c) ............ 110 107
Morgan Stanley, 5.17% (SOFRINDX+116bps), 7/14/32, Callable 7/14/31 @ 100(c) ....... 340 337
Old National Bancorp, 5.77% (TSFR3M+220bps), 2/15/36, Callable 2/15/31 @ 100(c) ..... 25 25
OneMain Finance Corp., 6.50%, 3/15/33, Callable 9/15/28 @ 103.25 .................. 200 196
Pinnacle Financial Partners, Inc., 5.60% (SOFR+170bps), 5/19/32, Callable 5/19/31 @ 100(c) 70 69
Prudential Financial, Inc., 6.25% (H15T5Y+178bps), 6/15/56, Callable 3/15/36 @ 100(c) ... 125 123
Regions Bank, 4.76% (SOFR+81bps), 7/27/29, Callable 7/27/28 @ 100(c) .............. 330 329
Santander Holdings USA, Inc., 5.04% (SOFR+110bps), 6/5/30, Callable 6/5/29 @ 100(c) ... 195 194
Starwood Property Trust, Inc., 6.13%, 6/1/31, Callable 12/1/30 @ 100(a) ............... 30 30
Synchrony Financial, 7.25% (H15T5Y+308bps), Callable 8/15/31 @ 100(c)(e) ........... 280 276
The Goldman Sachs Group, Inc., 5.24% (SOFR+117bps), 7/21/32, Callable 7/21/31 @ 100(c) 870 865
Truist Financial Corp., 4.96% (SOFR+88bps), 7/23/30, Callable 7/23/29 @ 100, MTN(c) ... 185 184
6,495
Health Care (0.1%):
Abbvie, Inc., 5.45%, 9/15/38, Callable 6/15/38 @ 100 ............................. 70 69
Industrials (0.9%):
Hubbell, Inc., 5.15%, 6/15/36, Callable 3/15/36 @ 100 ............................ 185 179
Mobility Global, Inc., 5.45%, 6/15/31, Callable 5/15/31 @ 100(a) .................... 55 55
United Airlines Holdings, Inc.
4.88%, 3/1/29, Callable 12/1/28 @ 100 ................................... 315 310
5.38%, 3/1/31, Callable 9/1/30 @ 100 .................................... 30 30
574
Information Technology (2.0%):
Foundry JV Holdco LLC
6.10%, 1/25/36, Callable 10/24/35 @ 100(a) ............................... 200 204
6.30%, 1/25/39, Callable 10/25/38 @ 100(a) ............................... 200 206
MKS, Inc., 4.25%, 2/15/34, Callable 2/15/29 @ 102.13(a) .......................... 270 304
Oracle Corp.
5.95%, 9/26/55, Callable 3/26/55 @ 100 .................................. 151 120
6.70%, 2/4/56, Callable 8/4/55 @ 100 .................................... 410 361
6.85%, 2/4/66, Callable 8/4/65 @ 100 .................................... 65 57
1,252
Materials (1.2%):
ARC Falcon I, Inc./Arclin USA LLC/New Arclin US Holding Corp., 9.75%, 3/1/33, Callable
3/1/29 @ 104.88(a) ................................................. 440 441
Ball Corp., 4.25%, 7/1/32, Callable 4/1/32 @ 100 ................................ 130 152
Novelis Corp., 6.38%, 8/15/33, Callable 8/15/28 @ 103.19(a) ....................... 151 151
744
Real Estate (0.6%):
Beacon Point DC LLC, 6.13%, 11/30/42, Callable 5/30/42 @ 100(a) .................. 210 199
Sopaipilla Investor LLC, 7.53%, 11/30/48, Callable 5/30/48 @ 100(a) ................. 165 169
368
Utilities (2.5%):
American Electric Power Co., Inc.
5.80% (H15T5Y+213bps), 3/15/56, Callable 12/15/30 @ 100(c) ................. 135 133
6.05% (H15T5Y+194bps), 3/15/56, Callable 12/15/35 @ 100(c) ................. 155 151
CenterPoint Energy, Inc., 6.40% (H15T5Y+189bps), 8/15/58, Callable 5/15/33 @ 100(c) .... 135 136
Dominion Energy, Inc., 6.25% (H15T5Y+170bps), 12/15/56, Callable 9/16/36 @ 100(c) .... 80 79
Entergy Corp., 6.50% (H15T5Y+203bps), 12/15/58, Callable 9/17/33 @ 100(c) .......... 160 159
NextEra Energy Capital Holdings, Inc.
6.20% (H15T5Y+177bps), 10/1/56, Callable 7/4/36 @ 100(c) ................... 80 78
6.63% (H15T5Y+169bps), 10/1/66, Callable 7/4/46 @ 100(c) ................... 80 78
NRG Energy, Inc., 6.13%, 5/15/36, Callable 5/15/31 @ 103.06(a) .................... 276 270
Southern Power Co., 4.80%, 6/15/31, Callable 4/15/31 @ 100 ....................... 155 153

Victory Portfolios IV
Victory Pioneer Active Credit Fund
7
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Spire, Inc.
6.25% (H15T5Y+256bps), 6/1/56, Callable 3/1/31 @ 100(c) .................... $ 49 $ 49
6.45% (H15T5Y+233bps), 6/1/56, Callable 3/1/36 @ 100(c) .................... 65 65
Talen Energy Supply LLC
6.25%, 2/1/34, Callable 10/15/28 @ 103.13(a) .............................. 90 88
6.50%, 2/1/36, Callable 10/15/30 @ 103.25(a) .............................. 90 88
1,527
Total Corporate Bonds (Cost $17,187)
a
a
a
16,851
Insurance-Linked Securities (4.9%)
Event Linked Bonds (4.9%):
Multiperil - U.S. - (2.5%):
Bonanza Re, 2024-1 C, 8.65% (MSMMUSTF+509bps), 12/19/27(a)(c)(g) .............. 250 254
Foundation Re, 2026-1 A, 7.10% (JMMMUSTF+350bps), 1/7/30, Callable 1/1/27 @ 102.5(a)
(c)(g) ........................................................... 250 256
Four Lakes Re, 2024-1 A, 8.66% (BRMMUSDF+505bps), 1/7/28, Callable 12/31/26 @ 102(a)
(c)(g) ........................................................... 250 253
Fuchsia, 2024-1 A, 8.75% (FRMMUSTI+514bps), 4/6/28, Callable 10/3/26 @ 104(a)(c)(g) .. 250 255
Herbie Re, 2024-2 A, 11.75% (JMMMUSTF+815bps), 1/8/29, Callable 12/31/27 @ 102(a)(c)
(g) ............................................................. 250 259
Merna Re, 2026-1 A, 10.08% (3 Month U.S. Treasury Bill+625bps), 7/9/29(a)(c)(g) ....... 250 263
Multiperil - U.S. & Canada - (1.6%):
Bridge Street Re, 2025-1 A, 7.60% (JMMMUSTF+400bps), 1/7/28, Callable 10/3/26 @
102.75(a)(c)(g) .................................................... 250 252
Galileo Re, 2025-1 A, 6.85% (JMMMUSTF+325bps), 1/8/30, Callable 1/8/27 @ 103(a)(c)(g) 250 252
Kilimanjaro II Re
2025-2 C-2, 7.57% (GSMMUSTI+400bps), 7/8/30, Callable 7/8/27 @ 104.5(a)(c)(g) .. 250 256
2025-2 D-2, 10.07% (GSMMUSTI+650bps), 7/8/30, Callable 7/8/27 @ 105.25(a)(c)(g) 250 255
Multiperil - U.S. Northeast - (0.4%):
Baldwin Re, 2025-1 A, 7.28% (BRMMUSDF+367bps), 7/9/29, Callable 7/7/27 @ 103(a)(c)(g) 250 256
Windstorm - North Carolina - (0.4%):
Blue Ridge Re, 2025-1 A, 7.08% (FHMMUSTF+350bps), 1/8/29, Callable 1/8/27 @ 103(a)(c)
(g) ............................................................. 250 251
3,062
Total Insurance-Linked Securities (Cost $3,000)
a
a
a
3,062
Equity Linked Notes (9.2%)
Communication Services (0.4%):
The Toronto-Dominion Bank (Reddit, Inc.), 20.39%, 4/1/27 ........................ 2 249
Consumer Staples (0.5%):
Wells Fargo Bank NA (Maplebear, Inc.), 17.24%, 6/4/27 ........................... 7 331
Energy (0.7%):
Goldman Sachs Bank USA (APA Corp.), 17.56%, 3/16/27 .......................... 6 213
Mizuho Markets Cayman LP (Range Resources Corp.), 12.54%, 10/20/26 .............. 5 194
407
Financials (0.4%):
Merrill Lynch BV (Apollo Global Management, Inc.), 16.32%, 4/1/27 ................. 2 271
Health Care (0.4%):
Bank of Montreal (Dentsply Sirona, Inc.), 21.40%, 7/20/27(a) ....................... 22 273
Industrials (1.6%):
JPMorgan Structured Products BV (Generac Holdings, Inc.), 15.05%, 2/22/27 ........... 1 245
Mizuho Markets Cayman LP (Forgent Power Solutions, Inc.), 18.13%, 4/23/27 ........... 8 220
Mizuho Markets Cayman LP (Regal Rexnord Corp.), 15.64%, 12/11/26 ................ 2 237
Wells Fargo Bank NA (MasTec, Inc.), 14.81%, 12/11/26 ........................... 1 239
941
Information Technology (3.6%):
Citigroup Global Markets Holdings, Inc. (Okta, Inc.), 16.34%, 2/22/27(a) ............... 3 297

Victory Portfolios IV
Victory Pioneer Active Credit Fund
8
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Merrill Lynch BV (Salesforce, Inc.), 16.46%, 6/8/27 .............................. $ 2 $ 335
Mizuho Markets Cayman LP (Intuit, Inc.), 17.40%, 3/9/27 .......................... 1 220
Royal Bank of Canada (Adobe, Inc.), 14.81%, 2/24/27(a) .......................... 1 298
Societe Generale SA (Zebra Technologies Corp.), 16.09%, 6/4/27(a) .................. 1 332
The Toronto-Dominion Bank (Trimble, Inc.), 11.62%, 4/22/27 ....................... 4 232
Wells Fargo Bank NA (Microsoft Corp.), 10.14%, 2/27/27 .......................... 1 308
Wells Fargo Bank NA (Ralliant Corp.), 14.70%, 3/16/27 ........................... 4 201
2,223
Materials (1.2%):
BNP Paribas Issuance BV (Barrick Mining Corp.), 17.87%, 4/8/27 .................... 6 260
Canadian Imperial Bank of Commerce (Celanese Corp.), 21.55%, 4/22/27 .............. 4 204
Royal Bank of Canada (The Mosaic Co.), 19.23%, 5/6/27(a) ........................ 10 240
The Toronto-Dominion Bank (USA Rare Earth, Inc.), 39.23%, 11/25/26 ................ 5 76
780
Utilities (0.4%):
Goldman Sachs Bank USA (Constellation Energy Corp.), 17.73%, 4/1/27 ............... 1 223
Total Equity Linked Notes (Cost $5,585)
a
a
a
5,698
Yankee Dollars (27.4%)
Communication Services (0.7%):
Total Play Telecomunicaciones SA de CV, 11.13%, 12/31/32, Callable 7/1/28 @ 105(a) ..... 435 432
Consumer Discretionary (1.1%):
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 1/15/33, Callable 12/15/28
@ 102.88(a) ...................................................... 140 136
Cirsa Finance International SARL, 4.63%, 7/20/32, Callable 7/20/28 @ 102.31(a) ......... 295 340
Wynn Macau Ltd., 6.75%, 2/15/34, Callable 8/15/28 @ 103.38(a) .................... 200 198
674
Consumer Staples (0.7%):
Grupo Nutresa SA, 9.00%, 5/12/35, Callable 2/12/35 @ 100(a) ...................... 400 443
Energy (2.0%):
Aker BP ASA, 5.25%, 10/30/35, Callable 7/30/35 @ 100(a) ........................ 192 185
Borr IHC Ltd./Borr Finance LLC
8.75%, 1/15/32, Callable 7/15/28 @ 104.38(a) .............................. 200 194
9.00%, 1/15/34, Callable 7/15/29 @ 104.5(a) ............................... 200 193
International Petroleum Corp., 7.50%, 10/10/30, Callable 10/10/28 @ 103 .............. 350 356
Saudi Arabian Oil Co., 6.38%, 6/2/55, Callable 12/2/54 @ 100(a) .................... 230 225
South Bow Canadian Infrastructure Holdings Ltd., 7.50% (H15T5Y+367bps), 3/1/55, Callable
12/1/34 @ 100(c) ................................................... 55 58
TransCanada PipeLines Ltd., 6.38% (H15T5Y+212bps), 10/17/56, Callable 7/17/36 @ 100(c) 40 40
1,251
Financials (15.0%):
ABRA Global Finance, 14.00%, 10/22/29, Callable 10/22/26 @ 106.5(a)(h) ............. 293 287
African Development Bank, 5.88% (H15T5Y+165bps), Callable 8/7/35 @ 100(c)(e) ....... 452 442
Allianz SE, 6.55% (H15T5Y+232bps), Callable 10/30/33 @ 100(a)(c)(e) ............... 400 401
ASG Finance DAC, 9.75%, 5/15/29, Callable 10/3/26 @ 104.88(a) ................... 200 174
Avolon Holdings Funding Ltd.
5.15%, 1/15/30, Callable 12/15/29 @ 100(a) ............................... 152 151
4.70%, 1/30/31, Callable 12/30/30 @ 100(a) ............................... 75 73
Banco Bilbao Vizcaya Argentaria SA
7.13% (H15T5Y+299bps), Callable 5/8/33 @ 100(c)(e) ....................... 200 201
5.24%, 9/3/31 ..................................................... 400 398
Banco Santander SA, 7.25% (H15T5Y+284bps), Callable 12/3/35 @ 100(c)(e) ........... 200 201
Banque Federative du Credit Mutuel SA, 5.15% (SOFR+120bps), 7/9/32, Callable 7/9/31 @
100(a)(c) ......................................................... 460 452
BNP Paribas SA
6.88% (H15T5Y+285bps), Callable 12/15/33 @ 100(a)(c)(e) .................... 200 196
7.45% (H15T5Y+313bps), Callable 6/27/35 @ 100(a)(c)(e) .................... 200 202
BPCE SA, 5.77% (SOFR+163bps), 6/2/37, Callable 6/2/36 @ 100(a)(c) ................ 250 243
Credit Agricole SA, 5.26% (SOFR+143bps), 1/12/37, Callable 1/12/36 @ 100(a)(c) ....... 370 353
European Bank for Reconstruction & Development, 2/2/32, MTN(i)(j) ................. 3,565 356

Victory Portfolios IV
Victory Pioneer Active Credit Fund
9
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Global Aircraft Leasing Co. Ltd., 8.75%, 9/1/27, Callable 10/3/26 @ 102.19(a) ........... $ 158 $ 161
HSBC Holdings PLC, 6.95% (H15T5Y+264bps), Callable 8/27/31 @ 100(c)(e) .......... 285 287
ING Groep NV, 7.00% (USISSO05+359bps), Callable 11/16/32 @ 100(c)(e) ............ 200 203
Macquarie Bank Ltd.
5.64% (H15T1Y+145bps), 8/13/36, Callable 8/13/35 @ 100(a)(c) ................ 200 195
5.82% (H15T1Y+135bps), 6/10/37, Callable 6/10/36 @ 100(a)(c) ................ 390 381
Meiji Yasuda Life Insurance Co., 6.10% (H15T5Y+291bps), 6/11/55, Callable 6/11/35 @
100(a)(c) ......................................................... 543 538
Mitsubishi UFJ Financial Group, Inc., 5.19% (H15T1Y+82bps), 7/23/32, Callable 7/23/31 @
100(c) ........................................................... 190 189
Mizuho Financial Group, Inc., 5.34% (H15T1Y+97bps), 7/13/37, Callable 7/13/36 @ 100(c) . 700 679
Nippon Life Insurance Co., 6.50% (H15T5Y+319bps), 4/30/55, Callable 4/30/35 @ 100(a)(c) 228 234
Nomura Holdings, Inc., 5.55%, 7/14/36 ....................................... 350 342
Societe Generale SA, 5.44% (SOFR+173bps), 10/3/36, Callable 10/3/35 @ 100(a)(c) ...... 250 239
Standard Chartered PLC, 5.85% (H15T1Y+118bps), 8/13/37, Callable 8/13/36 @ 100(a)(c) .. 205 204
Sumitomo Life Insurance Co., 5.88% (H15T5Y+265bps), 9/10/55, Callable 9/10/35 @ 100(a)
(c) ............................................................. 564 550
Sumitomo Mitsui Financial Group, Inc., 5.33% (H15T5Y+130bps), 3/3/41, Callable 3/3/36 @
100(c) ........................................................... 290 276
The Dai-ichi Life Insurance Co. Ltd., 6.20% (H15T5Y+252bps), Callable 1/16/35 @ 100(a)(c)
(e) ............................................................. 510 512
UBS Group AG, 7.00% (USISSO05+330bps), Callable 2/5/35 @ 100(a)(c)(e) ........... 227 226
9,346
Industrials (1.5%):
Avianca Midco 2 PLC
9.63%, 2/14/30, Callable 2/14/27 @ 104.81(a) .............................. 200 190
9.50%, 1/28/31, Callable 1/28/28 @ 104.75(a) .............................. 200 188
Danaos Corp., 6.88%, 10/15/32, Callable 10/15/28 @ 103.44(a) ...................... 150 153
Element Fleet Management Corp., 4.80%, 5/29/29, Callable 4/29/29 @ 100(a) ........... 35 35
Grupo Aeromexico SAB de CV, 8.63%, 11/15/31, Callable 11/15/27 @ 104.31(a) ......... 345 351
917
Sovereign Bond (6.4%):
Brazilian Government International Bond
4.88%, 4/23/33 .................................................... 215 245
6.25%, 5/22/36 .................................................... 570 552
Chile Government International Bond, 3.88%, 4/14/36, Callable 1/14/36 @ 100 .......... 255 288
Colombia Government International Bond, 6.13%, 1/21/31, Callable 12/21/30 @ 100 ...... 200 200
Dominican Republic International Bond, 5.88%, 10/28/35, Callable 7/28/35 @ 100(a) ...... 190 184
Indonesia Government International Bond
5.69%, 5/29/36, Callable 2/29/36 @ 100 .................................. 200 200
4.46%, 3/4/38, Callable 12/4/37 @ 100 ................................... 275 302
Ivory Coast Government International Bond, 4.88%, 1/30/32(a) ...................... 228 260
Mexico Government International Bond
5.13%, 5/4/37, Callable 2/4/37 @ 100 .................................... 217 251
6.13%, 2/9/38, Callable 11/9/37 @ 100 ................................... 200 193
Morocco Government International Bond, 4.75%, 5/26/34(a) ........................ 513 596
Serbia International Bond, 4.88%, 5/6/38(a) .................................... 245 277
Turkiye Government International Bond, 6.38%, 5/22/31 ........................... 405 401
3,949
Total Yankee Dollars (Cost $17,193)
a
a
a
17,012
Short-Term Investments (2.4%)
U.S. Treasury Obligations (2.4%):
U.S. Treasury Bills, 3.38%, 9/15/26(i) ........................................ $ 1,500 1,498
Total Short-Term Investments (Cost $1,498)
a
a
a
1,498
Total Investments (Cost $57,915) — 92.6% 57,588
Other assets in excess of liabilities —  7.4% 4,604
NET ASSETS — 100.00% $ 62,192

Victory Portfolios IV
Victory Pioneer Active Credit Fund
10
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of August 31, 2026, the fair value of these securities was
$33,451 (thousands) and amounted to 53.8% of net assets.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at August 31, 2026.
(c) Variable or Floating-Rate Security. Rate disclosed is as of August 31, 2026.
(d) Security is interest only.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(g) The following table details the earliest acquisition date, cost, and market value of the Fund's restricted securities due to trading restrictions at August 31,
2026 (amounts in thousands):
(h) Up to 8.00% of the coupon may be PIK.
(i) Rate represents the effective yield at August 31, 2026.
(j) Zero-coupon bond.
Security Name Acquisition Date Cost Value
Baldwin Re, 2025-1 A ............................................... 6/16/25 $ 250 $ 256
Blue Ridge Re, 2025-1 A ............................................. 11/26/25 250 251
Bonanza Re, 2024-1 C ............................................... 12/16/24 250 254
Bridge Street Re, 2025-1 A ............................................ 12/24/24 250 252
Foundation Re, 2026-1 A ............................................. 12/4/25 250 256
Four Lakes Re, 2024-1 A ............................................. 12/11/24 250 253
Fuchsia, 2024-1 A .................................................. 12/18/24 250 255
Galileo Re, 2025-1 A ................................................ 12/8/25 250 252
Herbie Re, 2024-2 A ................................................. 12/17/24 250 259
Kilimanjaro II Re, 2025-2 C-2 .......................................... 6/23/25 250 256
Kilimanjaro II Re, 2025-2 D-2 ......................................... 6/23/25 250 255
Merna Re, 2026-1 A ................................................. 5/13/26 250 263
Total (4.9% of net assets) $3,000 $3,062
ABS
—
Asset-Backed Securities
bps
—
Basis points
BRMMUSDF
—
BlackRock Liquidity Fund Treasury Trust Fund Portfolio Fund Yield
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
FRMMUSTI
—
Western Asset Institutional U.S. Treasury Reserves Fund Yield
FHMMUSTF
—
Federated Hermes U.S. Treasury Cash Reserves Fund Yield
GSMMUSTI
—
Goldman Sachs Money Market U.S. Treasury Instrument Index
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of August 31, 2026.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of August 31, 2026.
JMMMUSTF
—
JPMorgan 100% U.S. Treasury Securities Money Market Fund Yield
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MSMMUSTF
—
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio Fund Yield
MTN
—
Medium Term Note
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
REMIC
—
Real Estate Mortgage Investment Conduits
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of August 31, 2026.
SOFR01M
—
1 Month SOFR, rate disclosed as of August 31, 2026.
SOFR30A
—
30 day average of SOFR, rate disclosed as of August 31, 2026.
STACR
—
Structured Agency Credit Risk
TSFR1M
—
1 Month Term SOFR, rate disclosed as of August 31, 2026.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of August 31, 2026.
USISSO05
—
5-Year U.S. Dollar Secured Overnight Financing Rate (SOFR) ICE Swap Rate

Victory Portfolios IV
Victory Pioneer Active Credit Fund
11
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Forward Currency Contracts
At August 31, 2026, the Fund's open forward currency contracts were as follows:
Currency Purchased
In Exchange for
(000) Currency Sold
Deliver
(000) Counterparty
Settlement
Date
Net Unrealized
Appreciation/
(Depreciation)
(000)
Korean Won 215,000 U.S. Dollar 140 Citigroup Global
Markets, Inc.
9/23/26 $ 17
Japanese Yen 472,300 U.S. Dollar 2,905 Citigroup Global
Markets, Inc.
10/28/26 65
$ 82
Total Net Forward Currency Contracts $ 82
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
10-Year U.S. Treasury Note Futures ...... 12 12/21/26 $ 1,303 $ 1,292 $ (11)
2-Year U.S. Treasury Note Futures ....... 38 12/31/26 7,819 7,799 (20)
$ (31)
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
10-Year U.S. Ultra Futures ............ 99 12/21/26 $ 10,932 $ 10,833 $ 99
30-Year U.S. Treasury Bond Futures ..... 9 12/21/26 987 978 9
5-Year U.S. Treasury Note Futures ....... 65 12/31/26 6,910 6,870 40
Ultra Long Term U.S. Treasury Bond Futures 9 12/21/26 1,002 990 12
$ 160
Total unrealized appreciation $ 160
Total unrealized depreciation (31)
Total net unrealized appreciation (depreciation) $ 129
Centrally Cleared Credit Default Swap Agreements - Buy Protection(a)
Underlying Instruments
Fixed Deal
Pay Rate
Maturity
Date
Payment
Frequency
Notional
Amount
(000)(b) Value (000)
Premiums
Paid
(Received)
(000)
Unrealized
Appreciation
(Depreciation)
(000)
Markit CDX North America High Yield Index
Series 46 ........................... 5.00% 6/20/31 Quarterly $ 16,601 $ (1,479) $ (1,021) $ (458)
$ (1,479) $ (1,021) $ (458)
(a) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b) The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

Statement of Assets and Liabilities
August 31, 2026
12
See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands, Except Per Share Amounts)
Victory Pioneer
Active Credit Fund
Assets:
Investments, at value (Cost $57,915) $ 57,588
Foreign currency, at value (Cost $9) 9
Cash 3,153
Swap agreements collateral 775
Unrealized appreciation on forward currency contracts 82
Due from broker 394
Receivables:
Dividends and interest 642
Capital shares issued 28
Investments sold 12,729
From Adviser 56
Variation margin on open futures contracts 49
Variation margin on open swap agreements 167
Prepaid expenses 34
Total Assets 75,706
Liabilities:
Payables:
Distributions 6
Investments purchased 13,275
Capital shares redeemed 82
Accrued expenses and other payables:
Investment advisory fees 25
Administration fees 2
Custodian fees 5
Transfer agent fees 1
Sub-Transfer agent fees 8
Trustees' fees 2
12b-1 fees 2
Other accrued expenses 106
Total Liabilities 13,514
Commitments and contingencies (Note 5 )
Net Assets:
Capital 132,223
Total accumulated earnings (loss) (70,031)
Net Assets $ 62,192
Net Assets:
Class A $ 14,858
Class C 621
Class Y 46,713
Total $ 62,192
Shares (unlimited number of shares authorized with no par value):
Class A 1,781
Class C 75
Class Y 5,573
Total 7,429
Net asset value, offering and redemption price per share:(a)
Class A $ 8.34
Class C(b) 8.28
Class Y 8.38
Maximum Sales Charge — Class A 2.25%
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 8.53
(a) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(b) Redemption price per share varies by length of time shares are held.

Statement of Operations
For the Year Ended August 31, 2026
13
See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands)
Victory Pioneer
Active Credit Fund
Investment Income:
Dividends $ 46
Interest 3,394
Foreign tax withholding (1)
Total Income 3,439
Expenses:
Investment advisory fees 242
Administration fees 21
Sub-Administration fees 12
12b-1 fees — Class A 35
12b-1 fees — Class C 7
Custodian fees 18
Transfer agent fees — Class A 4
Transfer agent fees — Class C 1
Transfer agent fees — Class Y 3
Sub-Transfer agent fees — Class A 12
Sub-Transfer agent fees — Class C — (a)
Sub-Transfer agent fees — Class Y 32
Trustees' fees 6
Legal and audit fees 63
State registration and filing fees 52
Other expenses 38
Total Expenses 546
Less fees paid indirectly — (a)
Expenses waived/reimbursed by Adviser (206)
Net Expenses 340
Net Investment Income (Loss) 3,099
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 382
Net realized gains (losses) from forward foreign currency exchange contracts (110)
Net realized gains (losses) from futures contracts 333
Net realized gains (losses) from swap agreements (479)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations (796)
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts 82
Net change in unrealized appreciation/depreciation on futures contracts 165
Net change in unrealized appreciation/depreciation on swap agreements (157)
Net realized/unrealized gains (losses) on investments (580)
Change in net assets resulting from operations $ 2,519
(a) Rounds to less than $1 thousand.

14
(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
See notes to financial statements.
Victory Pioneer Active Credit Fund
Year
Ended
August 31, 2026
Year
Ended
August 31, 2025*
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 3,099 $ 2,072
Net realized gains (losses) 126 (461)
Net change in unrealized appreciation/depreciation (706) 690
Change in net assets resulting from operations 2,519 2,301
Distributions to Shareholders:
Class A (760) (842)
Class C (32) (53)
Class Y (1,902) (1,047)
Change in net assets resulting from distributions to shareholders (2,694) (1,942)
Change in net assets resulting from capital transactions 30,946 (2,804)
Change in net assets 30,771 (2,445)
Net Assets:
Beginning of period 31,421 33,866
End of period $ 62,192 $ 31,421
* Pioneer Active Credit Fund (the “Predecessor Fund”) reorganized with the Fund effective June 6, 2025 (the “Reorganization”). The Predecessor Fund is the
accounting survivor of the Reorganization and shareholders holding Class A, Class C, and Class Y shares of the Predecessor Fund received Class A, Class C, and
Class Y shares of the Fund, respectively.

15
(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Pioneer Active Credit Fund
Year
Ended
August 31, 2026
Year
Ended
August 31, 2025*
Capital Transactions:
Class A
Proceeds from shares issued $ 2,559 $ 1,318
Distributions reinvested 713 784
Cost of shares redeemed (2,418) (3,677)
Total Class A $ 854 $ (1,575)
Class C
Proceeds from shares issued $ 235 $ 114
Distributions reinvested 32 52
Cost of shares redeemed (350) (817)
Total Class C $ (83) $ (651)
Class Y
Proceeds from shares issued $ 50,397 $ 5,433
Distributions reinvested 1,876 1,028
Cost of shares redeemed (22,098) (7,039)
Total Class Y $ 30,175 $ (578)
Change in net assets resulting from capital transactions $ 30,946 $ (2,804)
Share Transactions:
Class A
Issued 307 159
Reinvested 85 95
Redeemed (289) (445)
Total Class A 103 (191)
Class C
Issued 28 14
Reinvested 4 6
Redeemed (42) (99)
Total Class C (10) (79)
Class Y
Issued 5,995 653
Reinvested 224 124
Redeemed (2,625) (849)
Total Class Y 3,594 (72)
Change in Shares 3,687 (342)
* Pioneer Active Credit Fund (the “Predecessor Fund”) reorganized with the Fund effective June 6, 2025 (the “Reorganization”). The Predecessor Fund is the
accounting survivor of the Reorganization and shareholders holding Class A, Class C, and Class Y shares of the Predecessor Fund received Class A, Class C, and
Class Y shares of the Fund, respectively.

Victory Portfolios IV
Financial Highlights
For a Share Outstanding Throughout Each Period
16
See notes to financial statements.
Victory Pioneer Active Credit Fund
Class A*
Year
Ended
August 31,
2026
Year
Ended
August 31,
2025
Year
Ended
August 31,
2024
Year
Ended
August 31,
2023
Year Ended
August 31,
2022
Net Asset Value, Beginning of Period $8.38 $8.28 $7.82 $7.97 $9.22
Investment Activities:
Net investment income (loss)(a) 0.52 0.51 0.51 0.49 0.45
Net realized and unrealized gains (losses) (0.11) 0.07 0.43 (0.19) (1.31)
Total from Investment Activities 0.41 0.58 0.94 0.30 (0.86)
Distributions to Shareholders from:
Net investment income (0.45) (0.48) (0.48) (0.45) (0.39)
Total Distributions (0.45) (0.48) (0.48) (0.45) (0.39)
Net Asset Value, End of Period $8.34 $8.38 $8.28 $7.82 $7.97
Total Return(b) 5.00% 7.22% 12.41% 3.87%(c) (9.54)%
Ratios to Average Net Assets:
Net Expenses(d) 0.90%(e) 0.90% 0.90% 0.90% 0.90%
Net Investment Income (Loss)(f) 6.17% 6.19% 6.43% 6.33% 5.20%
Gross Expenses(d) 1.30%(e) 1.69% 1.53% 1.53% 1.30%
Supplemental Data:
Net Assets at end of period (000's) $14,858 $14,051 $15,460 $16,042 $18,769
Portfolio Turnover(g) 64% 142%(h) 46% 33% 33%
* Pioneer Active Credit Fund (the “Predecessor Fund”) reorganized with the Fund effective June 6, 2025 (the “Reorganization”). The Predecessor Fund is
the accounting survivor of the Reorganization and shareholders holding Class A, Class C, and Class Y shares of the Predecessor Fund received Class A,
Class C, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) For the year ended August 31, 2023, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class A’s total return was less than
0.005%.
(d) Does not include acquired fund fees and expenses, if any.
(e) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(f) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(h) Portfolio turnover increased significantly due to a change in the Fund's credit/rate hedging strategy and the ramp-up of a new investment strategy.

17
Victory Portfolios IV
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Pioneer Active Credit Fund
Class C*
Year
Ended
August 31,
2026
Year
Ended
August 31,
2025
Year
Ended
August 31,
2024
Year
Ended
August 31,
2023
Year Ended
August 31,
2022
Net Asset Value, Beginning of Period $8.31 $8.21 $7.76 $7.92 $9.17
Investment Activities:
Net investment income (loss)(a) 0.45 0.44 0.45 0.43 0.37
Net realized and unrealized gains (losses) (0.10) 0.07 0.42 (0.21) (1.30)
Total from Investment Activities 0.35 0.51 0.87 0.22 (0.93)
Distributions to Shareholders from:
Net investment income (0.38) (0.41) (0.42) (0.38) (0.32)
Total Distributions (0.38) (0.41) (0.42) (0.38) (0.32)
Net Asset Value, End of Period $8.28 $8.31 $8.21 $7.76 $7.92
Total Return(b) 4.22% 6.43% 11.49% 2.95%(c) (10.30)%
Ratios to Average Net Assets:
Net Expenses(d) 1.65%(e) 1.65% 1.65% 1.65% 1.65%
Net Investment Income (Loss)(f) 5.44% 5.40% 5.68% 5.58% 4.29%
Gross Expenses(d) 2.11%(e) 2.48% 2.30% 2.27% 2.06%
Supplemental Data:
Net Assets at end of period (000's) $621 $707 $1,350 $1,961 $3,061
Portfolio Turnover(g) 64% 142%(h) 46% 33% 33%
* Pioneer Active Credit Fund (the “Predecessor Fund”) reorganized with the Fund effective June 6, 2025 (the “Reorganization”). The Predecessor Fund is
the accounting survivor of the Reorganization and shareholders holding Class A, Class C, and Class Y shares of the Predecessor Fund received Class A,
Class C, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) For the year ended August 31, 2023, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class C's total return was less than
0.005%.
(d) Does not include acquired fund fees and expenses, if any.
(e) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(f) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(h) Portfolio turnover increased significantly due to a change in the Fund's credit/rate hedging strategy and the ramp-up of a new investment strategy.

Victory Portfolios IV
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
18
See notes to financial statements.
Victory Pioneer Active Credit Fund
Class Y*
Year
Ended
August 31,
2026
Year
Ended
August 31,
2025
Year
Ended
August 31,
2024
Year
Ended
August 31,
2023
Year Ended
August 31,
2022
Net Asset Value, Beginning of Period $8.42 $8.32 $7.86 $8.01 $9.27
Investment Activities:
Net investment income (loss)(a) 0.55 0.54 0.54 0.52 0.48
Net realized and unrealized gains (losses) (0.11) 0.07 0.42 (0.20) (1.32)
Total from Investment Activities 0.44 0.61 0.96 0.32 (0.84)
Distributions to Shareholders from:
Net investment income (0.48) (0.51) (0.50) (0.47) (0.42)
Total Distributions (0.48) (0.51) (0.50) (0.47) (0.42)
Net Asset Value, End of Period $8.38 $8.42 $8.32 $7.86 $8.01
Total Return(b) 5.32% 7.53% 12.71% 4.19%(c) (9.31)%
Ratios to Average Net Assets:
Net Expenses(d) 0.60%(e) 0.60% 0.60% 0.60% 0.60%
Net Investment Income (Loss)(f) 6.51% 6.48% 6.73% 6.64% 5.47%
Gross Expenses(d) 1.04%(e) 1.50% 1.31% 1.29% 1.11%
Supplemental Data:
Net Assets at end of period (000's) $46,713 $16,663 $17,056 $22,241 $28,139
Portfolio Turnover(g) 64% 142%(h) 46% 33% 33%
* Pioneer Active Credit Fund (the “Predecessor Fund”) reorganized with the Fund effective June 6, 2025 (the “Reorganization”). The Predecessor Fund is
the accounting survivor of the Reorganization and shareholders holding Class A, Class C, and Class Y shares of the Predecessor Fund received Class A,
Class C, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) For the year ended August 31, 2023, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class Y’s total return was less than
0.005%.
(d) Does not include acquired fund fees and expenses, if any.
(e) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(f) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(h) Portfolio turnover increased significantly due to a change in the Fund's credit/rate hedging strategy and the ramp-up of a new investment strategy.

Notes to Financial Statements
August 31, 2026
Victory Portfolios IV
19
1. Organization:
Victory Portfolios IV (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 26 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”). The Fund is classified as diversified under the 1940 Act.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.  Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
The Fund, which commenced operations on June 6, 2025, is the successor to Pioneer Active Credit Fund (the “Predecessor Fund”). The
Predecessor Fund transferred all of the net assets of Class A, Class C, and Class Y shares in exchange for the Fund’s Class A, Class C, and
Class Y shares, respectively, on June 6, 2025, pursuant to an agreement and plan of reorganization (the “Reorganization”), which was approved by the shareholders of the Predecessor Fund on May 27, 2025. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding Class A, Class C, and Class Y shares of the Predecessor Fund received Class A, Class C, and Class Y shares of the Fund, respectively, in the Reorganization. The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Fund’s investment objective is to seek total return, including high current income.
Effective June 6, 2025, VCM serves as the Fund’s investment adviser, succeeding Amundi Asset Management US, Inc. (“Amundi US”). On the
same date, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, became the Distributor for the Fund's shares, succeeding
Amundi Distributor US, Inc. The Distributor receives no fee or other compensation for these services (See Note 5).
On September 30, 2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub-administrator, sub-fund accountant, and transfer agent. Effective as of February 9, 2026, Citibank, N.A. serves as the custodian of the Fund, Citi Fund Services Ohio, Inc. serves as sub-administrator and sub-fund accountant of the Fund, and FIS Investor Services LLC serves as transfer agent of the Fund.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Pioneer Active Credit Fund Active Credit Fund Class A, Class C, and Class Y

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
20
security is valued at the closing mean, if available, or otherwise at the bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Loan interests are valued at the mean between the last available bid and ask prices from one or more brokers or dealers as obtained from an independent third party pricing service. If price information is not available, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited. These valuations are typically categorized as Level 2 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
Swap agreements, including interest rate swaps, caps and floors (other than centrally cleared swap contracts) are valued at the mean between the current bid and ask prices. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.  To the extent this model is utilized, these valuations are considered as Level 2 in the fair value hierarchy
.
Event-linked bonds are valued at the bid price obtained from an independent third-party pricing service. Other insurance-linked securities
(including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance valuation models, or other fair value methods or techniques to provide an estimated value of the instrument. Event-linked bond valuations are typically categorized as Level 2 in the fair value hierarchy.
Other insurance-linked valuations are typically categorized as Level 3 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
The principal exchanges and markets for non-U.S. equity securities have closing times prior to the close of the New York Stock Exchange.
However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Fund uses a fair value model developed by an independent pricing service to value non-U.S. equity securities. On a daily basis, the pricing service recommends changes, based on a proprietary model, to the closing market prices of each non-U.S. security held by the Fund to reflect the security’s fair value at the time the Fund determines its net asset value. These recommendations are applied in accordance with the Adviser’s (the valuation designee’s) valuation procedures. These valuations are typically categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of August 31, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
Level 1 Level 2 Level 3 Total
Active Credit Fund
Asset-Backed Securities ......................................... $ — $ 2,820 $ — $ 2,820
Collateralized Loan Obligations ................................... — 1,401 — 1,401
Collateralized Mortgage Obligations ................................ — 7,458 — 7,458
Preferred Stocks ............................................... 479 — — 479
Convertible Preferred Stocks ...................................... 75 — — 75
Senior Secured Loans ........................................... — 1,234 — 1,234
Corporate Bonds .............................................. — 16,851 — 16,851
Insurance-Linked Securities ...................................... — 3,062 — 3,062
Equity Linked Notes ............................................ — 5,698 — 5,698
Yankee Dollars ............................................... — 17,012 — 17,012
Short-Term Investments ......................................... — 1,498 — 1,498
Total ....................................................... $ 554 $ 57,034 $ — $ 57,588
Other Financial Investments:*
Assets:
Forward Currency Contracts ...................................... — 82 — 82
Futures Contracts .............................................. 160 — — 160

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
21
As of August 31, 2026, there were no significant transfers into or out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs will be reclassified to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of the underlying funds.
Below-Investment-Grade Securities:
The Fund may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage
Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the
Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie
Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Equity-Linked Notes:
Equity-linked notes seek to generate income and provide exposure to the performance of an underlying security, group of securities or exchange traded funds (the “underlying reference instrument”). In an equity-linked note, the Fund purchases a note from a bank or broker-dealer and in return, the issuer provides for interest payments during the term of the note. At maturity or when the security is sold, the Fund will either settle by taking physical delivery of the underlying reference instrument or by receipt of a cash settlement amount equal to the value of the note at termination or maturity. The use of equity-linked notes involves the risk that the value of the note changes unfavorably due to movements in the value of the underlying reference instrument. Equity-linked notes are considered general unsecured contractual obligations of the bank or broker-dealer. The Fund must rely on the creditworthiness of the issuer for its investment returns.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days after the trade date. Securities that require more than 35 days to settle are considered senior securities and subject to Rule 18f-4. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place.  If the Fund owns delayed-
delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statement of Assets and Liabilities.
Level 1 Level 2 Level 3 Total
Active Credit Fund, continued
Liabilities:
Credit Default Swap Agreement ................................... — (458) — (458)
Futures Contracts .............................................. (31) — — (31)
Total ....................................................... $ 129 $ (376) $ — $ (247)
* Swap Agreements, Futures Contracts and Forward Foreign Currency Exchange Contracts are presented at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
22
Insurance-Linked Securities ("ILS"):
The Fund invests in ILS. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as defined within the terms of an insurance-
linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a specific size or magnitude that occur in a designated geographic region during a specified time period, and/or that involve losses or other metrics that exceed a specific amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry significant risk. The Fund is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude specified by the instrument.
In addition to the specified trigger events, ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Fund’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to specific risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
Where the ILS are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Fund’s structured reinsurance investments, and therefore the
Fund’s assets are placed at greater risk of loss than if the Adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Fund. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset, the Fund may be forced to sell at a loss.
TBAs :
The Fund may enter into to-be-announced (TBA) purchases or sales commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the
Fund are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the Fund maintains an entitlement to the security to be sold.
To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated
TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. As of August 31, 2026, no collateral was pledged or paid by the Fund.
Loans:
Floating rate loans in which the Fund invests are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid.
See note regarding below-investment-grade securities. The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund’s foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
23
date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). As of August
31, 2026, the Fund had open forward foreign exchange currency contracts.
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Futures contracts collateral.
Management has determined that no offsetting requirements exist as a result of its conclusion that the Fund is not subject to master netting agreements for futures contracts. During the year ended August 31, 2026, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.
Credit Derivatives:
The Fund may enter into credit derivatives, including centrally cleared credit default swaps on individual obligations or credit indices. The
Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the
Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of centrally cleared credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Fund’s Statement of Additional
Information.
Centrally cleared credit default swap (“CDS”) agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS.
The counterparty risk for cleared swap agreements is generally lower than uncleared over-the-counter swap agreements because a clearing organization generally becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees each party’s performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations.
However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Fund.
The Fund may enter into CDS agreements either as a buyer or seller. The Fund may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a CDS in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.
For swaps entered into with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into centrally cleared swaps.
Upon entering into a cleared CDS, the Fund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
24
CDS and is returned to the Fund upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as "marking-to-market." The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.
The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a
CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of year end for which the Fund is the seller of protection are disclosed on the Schedule of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Fund for the same referenced entity or entities. The collateral held by the Fund is reflected on the Statements of Assets and Liabilities under Swap agreements collateral.
Management has determined that no offsetting requirements exist as a result of its conclusion that the Fund is not subject to master netting agreements for swap contracts. The Fund entered into centrally cleared CDS agreements primarily for the strategy of asset allocation and risk exposure management during the period.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of August 31, 2026 (amounts in thousands):
* Includes cumulative appreciation (depreciation) of futures contracts and swap agreements as reported on the Schedule of Portfolio Invest-
ments. Only the current day’s variation margin for futures contracts and swap agreements are reported within the Statement of Assets and
Liabilities.
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended
August 31, 2026 (amounts in thousands):
Assets Liabilities
Futures
contracts*
Forward
Currency
Contracts
Futures
contracts*
Swap
agreements*
Credit Risk Exposure:
Active Credit Fund .......................................... $ – $ – $ – $ 458
Interest Rate Risk Exposure:
Active Credit Fund .......................................... 160 – 31 –
Foreign Exchange Rate Risk Exposure:
Active Credit Fund .......................................... – 82 – –
Net realized
gains (losses)
from futures
contracts
Net realized
gains (losses)
from swap
agreements
Net realized
gains (losses)
from forward
currency
exchange
contracts
Net change
in unrealized
appreciation/
depreciation on
futures contracts
Net change
in unrealized
appreciation/
depreciation on
swap agreements
Net change
in unrealized
appreciation/
depreciation from
forward currency
exchange contracts
Credit Risk Exposure:
Active Credit Fund ........... $ – $ (479) $ – $ – $ (157) $ –
Interest Rate Risk Exposure:
Active Credit Fund ........... 333 – – 165 – –
Forward Exchange Rate Risk
Exposure:
Active Credit Fund ........... – – (110) – – 82

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
25
Average Quarterly Balances of Outstanding Derivative Financial Instruments:
The following table summarizes the volume of derivative instruments activity for the year ended August 31, 2026, categorized by derivative instrument type (amounts in thousands):
All open derivative positions at year end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at year end is representative of the notional amount of open positions to net assets throughout the year.
Investment Transactions and Related Income:
Investment transactions are recorded on trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period.  Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Interest income is accrued daily and recorded using the effective interest method, which includes the amortization of premiums and accretion of discounts on debt securities.
Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.
Withholding taxes on foreign dividends, interest, and capital gains have been provided for in accordance with the applicable tax rules and rates of each respective country.
Securities Lending:
Effective May 8, 2026, the Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans with collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Fund’s Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral, and therefore it is not disclosed on the Fund’s Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations.
Loans are terminable upon demand, and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of August 31, 2026, the Fund did not have any securities on loan.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Active Credit
Fund
Forward foreign currency exchange contracts:
Average amounts purchased .............................................................................. $ 1,058
Futures contracts:
Average notional value of contracts — long .................................................................. $ 6,293
Average notional value of contracts — short .................................................................. $ (17,379)
Centrally cleared credit default swaps:
Average notional value — buy protection .................................................................... $ 12,396
a

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
26
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of August 31.
For the year ended August 31, 2026, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which include the current fiscal tax year-end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition, TBA Securities, and all derivative contracts)
for the year ended August 31, 2026, were as follows (amounts in thousands).
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within their principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of August 31, 2026, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Active Credit Fund ............................................... $ 57,179 $ 28,036 $ — $ 362
Active Credit Fund
Ownership %
Victory Pioneer Solutions – Balanced Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 19.3

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
27
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of the Fund. The rates at which the Adviser is paid by the Fund are included in the table below.
Amounts incurred and paid to VCM for the year ended August 31, 2026, are reflected on the Statement of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of all Companies and Funds (as defined in the Administration and
Fund Accounting Agreement) together with all other registered investment companies for which VCM acts as administrator, and allocated to the
Fund on a pro rata basis calculated based on the Fund’s average daily net assets. The tiered rates at which VCM is paid by the Fund are shown in the table below:
Amounts incurred for the year ended August 31, 2026, are reflected on the Statement of Operations as Administration fees.
Effective February 9, 2026, Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with the Chief Compliance Officer, and the implementation of new reports required by new rules adopted by the SEC under the 1940
Act.
Prior to February 9, 2026, BNY Mellon served as sub-administrator and sub-fund accountant for the Fund. The total amounts incurred and paid for the year ended August 31, 2026, are reflected within the Sub-Administration fees on the Statement of Operations.
Transfer Agency Fees:
Effective February 9, 2026, FIS Investor Services LLC serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of its reasonable out-of-pocket expenses incurred in providing these services. Prior to February 9, 2026, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Fund at negotiated rates where transfer agent fees included sub-transfer agent expenses incurred through the Fund's omnibus relationship contracts. In addition, the Fund would reimburse out-of-pocket expenses incurred by the former transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. Total transfer agent fees incurred for the year ended August 31, 2026, are reflected on the
Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
Effective February 9, 2026, the Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders' accounts were maintained directly at the Fund’s transfer agent. Prior to February 9, 2026, BNY
Mellon served as sub-transfer agent. Total sub-transfer agent fees incurred for the year ended August 31, 2026, are reflected on the Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as the distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Services Plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee for Class A and Class C shares, at an annual rate of up to 0.25% and 1.00%, respectively, of the average daily net assets. Amounts incurred and paid to the Distributor for the year ended August 31, 2026, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the year ended August 31, 2026, the
Distributor received less than $1 thousand from commissions earned in connection with sales of Class A.
Adviser Fee Tier Rates
Up to $1
billion
Over $1 billion
Active Credit Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%, plus 0.45%
Annual Charge
Up to $15
billion
Over $15 billion -
$30 billion
Over $30
billion - $85
billion
Over $85
billion
Active Credit Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.08%, plus 0.05%, plus 0.04%, plus 0.03%

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
28
Other Fees:
Effective February 9, 2026, Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Prior to February
9, 2026, BNY Mellon served as the Fund's custodian. Total custodian fees incurred for the year ended August 31, 2026, are reflected on the
Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of August 31, 2026, the expense limits (excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to two years (twenty-four (24) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2026.
The dates in the table below represent the fiscal year-end in which the 24-month recoupment period expires. As of August 31, 2026, these amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Fund in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended August 31, 2026.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
6. Risks:
The following describes principal risks that you may assume as an investor in the Fund. The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Fund may be subject to other risks in addition to these identified risks.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes, cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses or industries; and
related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Interest Rate Risk — The market prices of the Fund's fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Duration is a measure of a fixed income security’s sensitivity to changes in interest rates. For example, if interest rates increase by 1%, the value of a fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities
(sometimes called “credit spread”). In general, the longer its maturity, the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up or “widens,” the value of the security generally will go down. Rising interest rates can lead to increased default rates, as issuers of floating rate securities find themselves faced with higher payments. Unlike fixed rate securities, floating
In effect until April 1, 2028
Class A Class C Class Y
Active Credit Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.90% 1.65% 0.60%
August 31,
2027
August 31,
2028 Total
Active Credit Fund ................................................................ $ 121 $ 206 $ 327

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
29
rate securities generally will not increase in value if interest rates decline. Changes in interest rates also will affect the amount of interest income the Fund earns on its floating rate investments.
Duration Risk — Duration seeks to measure the price sensitivity of a fixed income security to changes in interest rates. The longer a portfolio’s duration, the more sensitive it will be to changes in interest rates. The Fund’s average portfolio maturity may be greater than the Fund’s average portfolio duration, and, accordingly, the Fund may be more sensitive to changes in yield or interest rates. A portfolio with negative duration may increase in value when interest rates rise, and generally incurs a loss when interest rates and yields fall. The assumptions that are made about a security’s features and options when calculating duration may prove to be incorrect. Duration is calculated by the Fund’s Adviser, is not an exact measurement and may not reliably predict the Fund’s or a particular security’s price sensitivity to changes in yield or interest rates. The Fund’s
Adviser may not be successful in its efforts to limit sensitivity to interest rate changes.
High-Yield/Junk Bond Risk — Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, economic conditions, market events and public health crises and responses by governments and companies to such developments. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
Credit Risk — The fixed-income securities held in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
Insurance-Linked Securities ("ILS") Risk
The Fund could lose a portion or all of the principal it has invested in an insurance-linked security, and the right to additional interest and/or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as defined within the terms of an insurance-
linked security. Trigger events may include natural or other perils of a specific size or magnitude that occur in a designated geographic region during a specified time period, and/or that involve losses or other metrics that exceed a specific amount. The Fund may also invest in insurance-
linked securities that are subject to “indemnity triggers.” An indemnity trigger is a trigger based on the actual losses of the ceding sponsor (i.e., the party seeking reinsurance).
Insurance-linked securities subject to indemnity triggers are often regarded as being subject to potential moral hazard, since such insurance-
linked securities are triggered by actual losses of the ceding sponsor and the ceding sponsor may have an incentive to take actions and/or risks that would have an adverse effect on the Fund. There is no way to accurately predict whether a trigger event will occur and, accordingly, insurance-linked securities carry significant risk. In addition to the specified trigger events, insurance-linked securities may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
Certain insurance-linked securities may have limited liquidity, or may be illiquid. The Fund has limited transparency into the individual contracts underlying certain insurance-linked securities, which may make the risk assessment of such securities more difficult. Certain insurance-linked securities may be difficult to value.
7. Borrowing and Interfund Lending:
Line of Credit:
The Trust participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with Citibank, the Trust may borrow up to $250 million. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the period from September 1,
2025, through January 27, 2026, Citibank received an annual commitment fee of 0.20% for providing the Line of Credit. Effective January 28,
2026, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee changed to 0.275%. Additionally, the agreement was renewed again effective June 23, 2026, with a termination date of June 21, 2027, and the annual commitment fee remained unchanged at 0.275%. Each fund in the Trust paid a pro-rata portion of the commitment fees plus interest on amounts borrowed. Interest prior to renewal was based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.00%, plus 0.10% SOFR adjustment. Pursuant to the amendment on June 22, 2026, the interest is based on the one-month SOFR plus 1.25%, plus 0.10% SOFR adjustment. Interest charged to the
Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended August 31, 2026.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
30
and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended August 31, 2026.
8. Federal Income Tax Information:
Distributions from the Fund's net investment income are declared daily and distributed on the last business day of each month. Distributable net realized gains, if any, are generally declared and paid at least annually.  The Fund may also distribute additional net investment income and net realized gains if necessary for the Fund to avoid U.S. federal income or excise tax.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders)
are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification, utilized earnings and profit distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of August 31, 2026, reclassification adjustments on the Statement of Assets and Liabilities that are a result of permanent book-to-tax differences were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
As of August 31, 2026, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
(a) Rounds to less than $1 thousand.
* Qualified late-year losses are comprised of post-October capital losses incurred after October 31 and certain late-year ordinary losses. Late-
year ordinary losses represent ordinary losses incurred after December 31 and specified losses incurred after October 31. These losses are deemed to arise on the first day of the Fund’s next taxable year.
Total
Accumulated
Earnings
(Loss) Capital
Active Credit Fund .......................................................................... $ (160) $ 160
Year Ended August 31, 2026
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Active Credit Fund ....................................................................... $ 2,694 $ 2,694
Year Ended August 31, 2025
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Active Credit Fund ....................................................................... $ 1,942 $ 1,942
Distributions
Payable
Accumulated
Earnings
(Loss)
Other
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Qualified
Late-Year
Losses*
Unrealized
Appreciation
(Depreciation)**
Total
Accumulated
Earnings
(Loss)
Active Credit Fund ....... $ (6) $ (6) $ —(a) $ (69,272) $ (369) $ (384) $ (70,031)

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
31
** The difference between book basis and tax basis net unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales, derivatives, credit default swaps, straddle loss deferrals, adjustments relating to insurance-linked securities, the tax treatment of premium and amortization, and the tax treatment of perpetual bonds.
During the tax year ended August 31, 2026, the Fund utilized the following capital loss carryforwards (amounts in thousands):
As of August 31, 2026, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of August 31, 2026, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
9. Segment Reporting:
The Adviser’s Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Amount
Active Credit Fund .................................................................................... $ (607)
Short-Term
Amount
Long-Term
Amount Total
Active Credit Fund ..................................................... $ (27,967) $ (41,262) $ (69,229)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Active Credit Fund ................................... $ 57,972 $ 674 $ (1,058) $ (384)

32
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Victory Portfolios IV and the shareholders of Victory Pioneer Active Credit Fund
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Victory Pioneer Active Credit Fund (the “Fund”) (one of the funds constituting Victory Portfolios IV), including the schedule of portfolio investments, as of August 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”).
In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of
August 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the years ended August 31, 2023 and 2022 were audited by other auditors.
Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated October 30, 2023.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 27, 2026
We have served as the auditor of one or more of the Victory Pioneer investment companies since 2024.

Supplemental Information
August 31, 2026
Victory Portfolios IV
33
(Unaudited)
Additional Federal Income Tax Information
For the fiscal year ended August 31, 2026, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of less than 1%.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 539-3863
30494-1026

August 31, 2026
Annual: Full Financials
Victory Pioneer Disciplined Growth Fund

Victory
Portfolios
IV
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 539-3863, and a Form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
4
Statement of Operations
5
Statements of Changes in Net Assets
6
Financial Highlights
8
Notes to Financial Statements (Form N-CSR Item 7) 12
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 19
Supplemental Information (Unaudited)
Additional Federal Income Tax Information
20

Schedule of Portfolio Investments
August 31, 2026
Victory Portfolios IV
Victory Pioneer Disciplined Growth Fund
2
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (100.0%)
Communication Services (17.2%):
Alphabet, Inc. , Class A ................................................... 550,078 $ 186,669
Live Nation Entertainment, Inc. (a) ........................................... 108,972 19,603
Meta Platforms, Inc. , Class A .............................................. 175,121 100,229
Netflix, Inc. (a) ......................................................... 458,861 37,191
Spotify Technology SA (a) ................................................. 99,050 53,845
397,537
Communications Equipment (4.3%):
Arista Networks, Inc. (a) .................................................. 291,795 57,101
Motorola Solutions, Inc. .................................................. 56,943 27,635
Nokia Oyj , ADR ....................................................... 1,568,223 15,902
100,638
Consumer Discretionary (8.2%):
Airbnb, Inc. , Class A (a) .................................................. 241,815 44,305
Amazon.com, Inc. (a) .................................................... 321,504 83,517
DoorDash, Inc. , Class A (a) ................................................ 147,856 34,264
The TJX Cos., Inc. ...................................................... 207,362 27,768
189,854
Consumer Staples (0.8%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 214,179 19,415
Electronic Equipment, Instruments & Components (1.9%):
Keysight Technologies, Inc. (a) ............................................. 138,801 44,791
Energy (0.9%):
Baker Hughes Co. , Class A ................................................ 327,214 20,795
Financials (3.8%):
American Express Co. ................................................... 86,137 28,440
The Charles Schwab Corp. ................................................ 282,978 31,077
Toast, Inc. , Class A (a) .................................................... 826,375 28,171
87,688
Health Care (7.9%):
Eli Lilly & Co. ......................................................... 73,152 84,617
Intuitive Surgical, Inc. (a) ................................................. 90,579 34,136
Natera, Inc. (a) ......................................................... 99,464 32,024
NewAmsterdam Pharma Co. NV (a) .......................................... 172,663 4,375
Waters Corp. (a) ........................................................ 64,868 26,896
182,048
Industrials (11.5%):
Eaton Corp. PLC ....................................................... 125,862 50,581
Ferguson Enterprises, Inc. ................................................. 81,923 18,393
GE Vernova, Inc. ....................................................... 75,736 68,051
HEICO Corp. .......................................................... 55,925 18,520
Regal Rexnord Corp. .................................................... 77,285 12,246
Republic Services, Inc. , Class A ............................................ 95,175 21,026
Uber Technologies, Inc. (a) ................................................ 504,685 38,179
United Rentals, Inc. ..................................................... 36,818 38,217
265,213
IT Services (2.3%):
Shopify, Inc. , Class A (a) .................................................. 364,303 53,687
Materials (1.2%):
The Sherwin-Williams Co. ................................................ 80,795 27,374
Semiconductors & Semiconductor Equipment (23.4%):
Advanced Micro Devices, Inc. (a) ............................................ 189,105 89,016
ASML Holding NV , Registered Shares ........................................ 32,033 54,328
Broadcom, Inc. ........................................................ 256,118 94,851
NVIDIA Corp. ......................................................... 1,016,165 224,349
Qnity Electronics, Inc. ................................................... 268,169 32,027

Victory Portfolios IV
Victory Pioneer Disciplined Growth Fund
3
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Texas Instruments, Inc. ................................................... 182,496 $ 47,615
542,186
Software (12.4%):
Autodesk, Inc. (a) ....................................................... 120,185 31,071
Microsoft Corp. ........................................................ 214,177 108,650
Oracle Corp. .......................................................... 119,268 17,785
Palo Alto Networks, Inc. (a) ................................................ 144,835 55,346
ServiceNow, Inc. (a) ..................................................... 184,202 27,260
Synopsys, Inc. (a) ....................................................... 109,572 48,167
288,279
Technology Hardware, Storage & Peripherals (3.9%):
Apple, Inc. ........................................................... 286,204 90,684
Utilities (0.3%):
Fervo Energy Co. , Class A (a) .............................................. 413,929 6,366
Total Common Stocks (Cost $1,510,036)
a
a
a
2,316,555
Total Investments (Cost $1,510,036) — 100.0% 2,316,555
Liabilities in excess of other assets —  (0.0)%(b) (1,065)
NET ASSETS — 100.00% $ 2,315,490
At August 31, 2026, the Fund's investments in foreign securities were 10.1% of net assets.
(a) Non-income producing security.
(b) Amount represents less than 0.05% of net assets.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Statement of Assets and Liabilities
August 31, 2026
4
See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands, Except Per Share Amounts)
Victory Pioneer
Disciplined Growth
Fund
Assets:
Investments, at value (Cost $1,510,036) $ 2,316,555
Cash 609
Receivables:
Dividends, interest, and securities lending income 600
Capital shares issued 1,907
Prepaid expenses 46
Total Assets 2,319,717
Liabilities:
Payables:
Capital shares redeemed 2,311
Accrued expenses and other payables:
Investment advisory fees 1,241
Administration fees 86
Custodian fees 8
Transfer agent fees 130
Sub-Transfer agent fees 76
Trustees' fees 15
12b-1 fees 250
Other accrued expenses 110
Total Liabilities 4,227
Commitments and contingencies (Note 4 )
Net Assets:
Capital 1,306,365
Total accumulated earnings (loss) 1,009,125
Net Assets $ 2,315,490
Net Assets:
Class A $ 2,199,396
Class C 13,337
Class R6 2,596
Class Y 100,161
Total $ 2,315,490
Shares (unlimited number of shares authorized with no par value):
Class A 92,553
Class C 883
Class R6 229
Class Y 3,937
Total 97,602
Net asset value, offering and redemption price per share:(a)
Class A $ 23.76
Class C(b) 15.10
Class R6 11.35
Class Y 25.44
Maximum Sales Charge — Class A 5.75%
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 25.21
(a) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(b) Redemption price per share varies by length of time shares are held.

Statement of Operations
For the Year Ended August 31, 2026
5
See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands)
Victory Pioneer
Disciplined Growth
Fund
Investment Income:
Dividends $ 8,763
Interest 117
Securities lending (net of fees) 1
Foreign tax withholding (46)
Total Income 8,835
Expenses:
Investment advisory fees 14,092
Administration fees 977
Sub-Administration fees 9
12b-1 fees — Class A 5,376
12b-1 fees — Class C 131
Custodian fees 34
Transfer agent fees — Class A 440
Transfer agent fees — Class C 4
Transfer agent fees — Class R6(a) —(b)
Transfer agent fees — Class Y 3
Sub-Transfer agent fees — Class A 230
Sub-Transfer agent fees — Class C 4
Sub-Transfer agent fees — Class Y 98
Trustees' fees 84
Legal and audit fees 106
State registration and filing fees 83
Other expenses 99
Total Expenses 21,770
Less fees paid indirectly (2)
Net Expenses 21,768
Net Investment Income (Loss) (12,933)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 272,342
Net realized gains (losses) from in-kind redemptions 34,910
Net change in unrealized appreciation/depreciation on investment securities 76,190
Net realized/unrealized gains (losses) on investments 383,442
Change in net assets resulting from operations $ 370,509
(a) Class R6 activity is for the period February 9, 2026 (recommencement of operations) to August 31, 2026.
(b) Rounds to less than $1 thousand.

6
(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
See notes to financial statements.
Victory Pioneer Disciplined Growth
Fund
Year
Ended
August 31, 2026
Year
Ended
August 31, 2025*
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (12,933) $ (6,787)
Net realized gains (losses) 307,252 52,444
Net change in unrealized appreciation/depreciation 76,190 345,208
Change in net assets resulting from operations 370,509 390,865
Distributions to Shareholders:
Class A (93,507) (118,294)
Class C (884) (1,105)
Class R6 — (a) (1)
Class Y (4,503) (6,855)
Change in net assets resulting from distributions to shareholders (98,894) (126,255)
Change in net assets resulting from capital transactions (193,297) (79,355)
Change in net assets 78,318 185,255
Net Assets:
Beginning of period 2,237,172 2,051,917
End of period $ 2,315,490 $ 2,237,172
* Pioneer Disciplined Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is the
accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class
A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.
(a) Class R6 activity is for the period February 9, 2026 (recommencement of operations) to August 31, 2026.

7
(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Pioneer Disciplined Growth
Fund
Year
Ended
August 31, 2026
Year
Ended
August 31, 2025*
Capital Transactions:
Class A
Proceeds from shares issued $ 171,119 $ 32,697
Distributions reinvested 92,557 117,252
Cost of shares redeemed (440,501) (206,890)
Total Class A $ (176,825) $ (56,941)
Class C
Proceeds from shares issued $ 830 $ 1,773
Distributions reinvested 884 1,105
Cost of shares redeemed (2,921) (2,954)
Total Class C $ (1,207) $ (76)
Class R6
Proceeds from shares issued $ 2,325 (a) $ —
Distributions reinvested — (a) 1
Cost of shares redeemed (40) (a) (14)
Total Class R6 $ 2,285 $ (13)
Class Y
Proceeds from shares issued $ 89,897 $ 26,526
Distributions reinvested 4,469 6,732
Cost of shares redeemed (111,916) (55,583)
Total Class Y $ (17,550) $ (22,325)
Change in net assets resulting from capital transactions $ (193,297) $ (79,355)
Share Transactions:
Class A
Issued 7,651 1,767
Reinvested 4,349 6,182
Redeemed (19,884) (11,065)
Total Class A (7,884) (3,116)
Class C
Issued 58 145
Reinvested 65 88
Redeemed (208) (248)
Total Class C (85) (15)
Class R6
Issued 233 (a) —
Reinvested — (a) — (b)
Redeemed (4) (a) (1)
Total Class R6 229 (1)
Class Y
Issued 3,687 1,357
Reinvested 197 334
Redeemed (4,740) (2,866)
Total Class Y (856) (1,175)
Change in Shares (8,596) (4,307)
* Pioneer Disciplined Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is the
accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class
A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.
(a) Class R6 activity is for the period February 9, 2026 (recommencement of operations) to August 31, 2026.
(b) Rounds to less than 1 thousand shares.

Victory Portfolios IV
Financial Highlights
For a Share Outstanding Throughout Each Period
8
See notes to financial statements.
Victory Pioneer Disciplined Growth Fund
Class A*
Year
Ended
August 31,
2026
Year
Ended
August 31,
2025
Year
Ended
August 31,
2024
Year
Ended
August 31,
2023
Year
Ended
August 31,
2022
Net Asset Value, Beginning of Period $21.07 $18.56 $15.42 $13.97 $21.98
Investment Activities:
Net investment income (loss)(a) (0.13) (0.06) 0.04 0.05 0.01
Net realized and unrealized gains (losses) 3.78 3.73 3.13 2.32 (2.29)
Total from Investment Activities 3.65 3.67 3.17 2.37 (2.28)
Distributions to Shareholders from:
Net investment income — (0.04) (0.03) (0.03) —
Net realized gains (0.96) (1.12) — (0.89) (5.73)
Total Distributions (0.96) (1.16) (0.03) (0.92) (5.73)
Net Asset Value, End of Period $23.76 $21.07 $18.56 $15.42 $13.97
Total Return(b) 17.84% 20.49% 20.57%(c) 18.18% (14.84)%(d)
Ratios to Average Net Assets:
Net Expenses(e) 0.96%(f) 0.97% 0.98% 1.01% 1.00%
Net Investment Income (Loss)(g) (0.57)% (0.33)% 0.22% 0.37% 0.07%
Gross Expenses(e) 0.96%(f) 0.97% 0.98% 1.01% 1.00%
Supplemental Data:
Net Assets at end of period (000's) $2,199,396 $2,116,201 $1,922,057 $1,706,046 $1,529,842
Portfolio Turnover(h) 36%(i) 65% 84% 126% 112%
* Pioneer Disciplined Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor
Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) For the year ended August 31, 2024, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class A’s total return was less than 0.005%.
(d) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended August 31, 2022, the total return would have been
(14.90)%.
(e) Does not include acquired fund fees and expenses, if any.
(f) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(g) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(i) Excludes impact of in-kind transactions.

9
Victory Portfolios IV
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Pioneer Disciplined Growth Fund
Class C*
Year
Ended
August 31,
2026
Year
Ended
August 31,
2025
Year
Ended
August 31,
2024
Year
Ended
August 31,
2023
Year
Ended
August 31,
2022
Net Asset Value, Beginning of Period $13.82 $12.60 $10.54 $9.88 $17.28
Investment Activities:
Net investment income (loss)(a) (0.19) (0.14) (0.07)(b) (0.04)(b) (0.09)(b)
Net realized and unrealized gains (losses) 2.43 2.48 2.13 1.59 (1.58)
Total from Investment Activities 2.24 2.34 2.06 1.55 (1.67)
Distributions to Shareholders from:
Net realized gains (0.96) (1.12) — (0.89) (5.73)
Total Distributions (0.96) (1.12) — (0.89) (5.73)
Net Asset Value, End of Period $15.10 $13.82 $12.60 $10.54 $9.88
Total Return(c) 16.96% 19.53% 19.55%(d) 17.28% (15.51)%(e)
Ratios to Average Net Assets:
Net Expenses(f) 1.75%(g) 1.77% 1.80% 1.83% 1.81%
Net Investment Income (Loss)(h) (1.36)% (1.13)% (0.60)% (0.46)% (0.74)%
Gross Expenses(f) 1.75%(g) 1.77% 1.80% 1.83% 1.81%
Supplemental Data:
Net Assets at end of period (000's) $13,337 $13,374 $12,380 $10,609 $8,968
Portfolio Turnover(i) 36%(j) 65% 84% 126% 112%
* Pioneer Disciplined Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor
Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount shown for a share outstanding does not correspond with net investment income on the Statement of Operations for the period due to timing of the sales and repurchase of shares.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) For the year ended August 31, 2024, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class C’s total return was less than 0.005%.
(e) For the year ended August 31, 2022, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class C’s total return was less than 0.005%.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(h) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Excludes impact of in-kind transactions.

Victory Portfolios IV
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
10
See notes to financial statements.
Victory Pioneer Disciplined Growth Fund
Class R6*
February
9, 2026 to
August 31,
2026**
Year
Ended
August 31,
2024
May 31, 2023
to August 31,
2023***
Net Asset Value, Beginning of Period $10.00 $16.35 $14.95
Investment Activities:
Net investment income (loss)(a) (0.02) 0.05 0.03
Net realized and unrealized gains (losses) 1.37 3.33 1.37
Total from Investment Activities 1.35 3.38 1.40
Distributions to Shareholders from:
Net investment income — (0.06) —
Total Distributions — (0.06) —
Net Asset Value, End of Period $11.35 $19.67 $16.35
Total Return(b)(c) 13.50% 20.69% 9.37%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.69%(f) 0.91% 0.72%
Net Investment Income (Loss)(d)(g) (0.25)% 0.29% 0.72%
Gross Expenses(d)(e) 0.69%(f) 0.91% 0.72%
Supplemental Data:
Net Assets at end of period (000's) $2,596 $13 $11
Portfolio Turnover(b)(h) 36%(i) 84% 126%
* Pioneer Disciplined Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor
Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.
** During the fiscal year ended August 31, 2025, all outstanding shares were redeemed. On February 9, 2026, the class recommenced operations.
*** Class R6 commenced operations on May 31, 2023.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(g) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(i) Excludes impact of in-kind transactions.

11
Victory Portfolios IV
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Pioneer Disciplined Growth Fund
Class Y*
Year
Ended
August 31,
2026
Year
Ended
August 31,
2025
Year
Ended
August 31,
2024
Year
Ended
August 31,
2023
Year
Ended
August 31,
2022
Net Asset Value, Beginning of Period $22.45 $19.68 $16.35 $14.76 $22.90
Investment Activities:
Net investment income (loss)(a) (0.09) (0.03) 0.06 0.08 0.03
Net realized and unrealized gains (losses) 4.04 3.97 3.32 2.46 (2.44)
Total from Investment Activities 3.95 3.94 3.38 2.54 (2.41)
Distributions to Shareholders from:
Net investment income — (0.05) (0.05) (0.06) —
Net realized gains (0.96) (1.12) — (0.89) (5.73)
Total Distributions (0.96) (1.17) (0.05) (0.95) (5.73)
Net Asset Value, End of Period $25.44 $22.45 $19.68 $16.35 $14.76
Total Return(b) 18.09% 20.69% 20.69%(c) 18.45% (14.81)%(d)
Ratios to Average Net Assets:
Net Expenses(e) 0.78%(f) 0.81% 0.83% 0.83% 0.84%
Net Investment Income (Loss)(g) (0.39)% (0.16)% 0.36% 0.55% 0.19%
Gross Expenses(e) 0.78%(f) 0.81% 0.83% 0.83% 0.84%
Supplemental Data:
Net Assets at end of period (000's) $100,161 $107,596 $117,467 $151,839 $67,956
Portfolio Turnover(h) 36%(i) 65% 84% 126% 112%
* Pioneer Disciplined Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor
Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) For the year ended August 31, 2024, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class Y’s total return was less than 0.005%.
(d) For the year ended August 31, 2022, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class Y’s total return was less than 0.005%.
(e) Does not include acquired fund fees and expenses, if any.
(f) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(g) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(i) Excludes impact of in-kind transactions.

Notes to Financial Statements
August 31, 2026
Victory Portfolios IV
12
1. Organization:
Victory Portfolios IV (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 26 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”). The Fund is classified as diversified under the 1940 Act.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.  Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
The Fund, which commenced operations on April 1, 2025, is the successor to Pioneer Disciplined Growth Fund (the “Predecessor Fund”). The
Predecessor Fund transferred all of the net assets of Class A, Class C, Class K, Class R, and Class Y shares in exchange for the Fund’s Class
A, Class C, Class R6, Class A, and Class Y shares, respectively, on April 1, 2025 pursuant to an agreement and plan of reorganization (the
“Reorganization”) which was approved by the shareholders of the Predecessor Fund on March 27, 2025. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding
Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively, in the Reorganization. The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the
Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Fund’s investment objective is to seek long-term capital growth.
Effective April 1, 2025, VCM serves as the Fund’s investment adviser, succeeding Amundi Asset Management US, Inc. (“Amundi US”). On the
same date, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, became the Distributor for the Fund's shares, succeeding
Amundi Distributor US, Inc. The Distributor receives no fee or other compensation for these services (See Note 4).
On September 30, 2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub-administrator, sub-fund accountant, and transfer agent. Effective as of February 9, 2026, Citibank, N.A. serves as the custodian of the Fund, Citi Fund Services Ohio, Inc. serves as sub-administrator and sub-fund accountant of the Fund, and FIS Investor Services LLC serves as transfer agent of the Fund.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Pioneer Disciplined Growth Fund Disciplined Growth Fund Class A, Class C, Class R6, and
Class Y

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
13
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts, are
valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing mean, if available, or otherwise at the bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
The principal exchanges and markets for non-U.S. equity securities have closing times prior to the close of the New York Stock Exchange.
However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Fund uses a fair value model developed by an independent pricing service to value non-U.S. equity securities. On a daily basis, the pricing service recommends changes, based on a proprietary model, to the closing market prices of each non-U.S. security held by the Fund to reflect the security’s fair value at the time the Fund determines its net asset value. These recommendations are applied in accordance with the Adviser’s (the valuation designee’s) valuation procedures. These valuations are typically categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of August 31, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of August 31, 2026, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs will be reclassified to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of the underlying funds.
Investment Transactions and Related Income:
Investment transactions are recorded on trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period.  Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Interest income is accrued daily and recorded using the effective interest method, which includes the amortization of premiums and accretion of discounts on debt securities.
Withholding taxes on foreign dividends, interest, and capital gains have been provided for in accordance with the applicable tax rules and rates of each respective country.
Securities Lending:
Effective May 8, 2026, the Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans with collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
Level 1 Level 2 Level 3 Total
Disciplined Growth Fund
Common Stocks ............................................... $ 2,316,555 $ — $ — $ 2,316,555
Total ....................................................... $ 2,316,555 $ — $ — $ 2,316,555

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
14
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Fund’s Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral, and therefore it is not disclosed on the Fund’s Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations.
Loans are terminable upon demand, and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of August 31, 2026, the Fund did not have any securities on loan.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of August 31.
For the year ended August 31, 2026, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which include the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition and purchases and sales associated with in-kind transactions) for the year ended August 31, 2026, were as follows (amounts in thousands). Any realized gains or losses from in-kind redemptions are reflected on the Statement of Operations as net realized gains (losses) from in-kind redemptions.
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Excluding U.S. Government
Securities and In-Kind Transactions Associated with In-Kind Transactions
Purchases Sales Purchases Sales
Disciplined Growth Fund ................................... $ 819,349 $ 1,056,991 $ — $ 58,161

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
15
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of the Fund. The rates at which the Adviser is paid by the Fund are included in the table below.
Amounts incurred and paid to VCM for the year ended August 31, 2026, are reflected on the Statement of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of all Companies and Funds (as defined in the Administration and
Fund Accounting Agreement) together with all other registered investment companies for which VCM acts as administrator, and allocated to the
Fund on a pro rata basis calculated based on the Fund’s average daily net assets. The tiered rates at which VCM is paid by the Fund are shown in the table below:
Amounts incurred for the year ended August 31, 2026, are reflected on the Statement of Operations as Administration fees.
Effective February 9, 2026, Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with the Chief Compliance Officer, and the implementation of new reports required by new rules adopted by the SEC under the 1940
Act.
Prior to February 9, 2026, BNY Mellon served as sub-administrator and sub-fund accountant for the Fund. The total amounts incurred and paid for the year ended August 31, 2026, are reflected within the Sub-Administration fees on the Statement of Operations.
Transfer Agency Fees:
Effective February 9, 2026, FIS Investor Services LLC serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of its reasonable out-of-pocket expenses incurred in providing these services. Prior to February 9, 2026, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Fund at negotiated rates where transfer agent fees included sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts. In addition, the Fund would reimburse out-of-pocket expenses incurred by the former transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. Total transfer agent fees incurred for the year ended August 31, 2026, are reflected on the
Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
Effective February 9, 2026, the Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders' accounts were maintained directly at the Fund’s transfer agent. Prior to February 9, 2026, BNY
Mellon served as sub-transfer agent. Total sub-transfer agent fees incurred for the year ended August 31, 2026, are reflected on the Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as the distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Services Plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee for Class A and Class C, at an annual rate of up to 0.25% and 1.00%, respectively, of the average daily net assets. Amounts incurred and paid to the Distributor for the year ended August 31, 2026, are reflected on the Statement of Operations as 12b-1 fees.
Adviser Fee Tier Rates
Up to $1
billion
Over $1 billion - $5
billion
Over $5
billion
Disciplined Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65%, plus 0.60%, plus 0.55%
Annual Charge
Up to $15
billion
Over $15 billion -
$30 billion
Over $30
billion - $85
billion
Over $85
billion
Disciplined Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.08%, plus 0.05%, plus 0.04%, plus 0.03%

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
16
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the year ended August 31, 2026, the
Distributor received $26 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Effective February 9, 2026, Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Prior to February
9, 2026, BNY Mellon served as the Fund's custodian. Total custodian fees incurred for the year ended August 31, 2026, are reflected on the
Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of August 31, 2026, the expense limits (excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to two years (twenty-four (24) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2026.
As of August 31, 2026, the Fund had no amounts available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Fund in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended August 31, 2026.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
5. Risks:
The following describes principal risks that you may assume as an investor in the Fund. The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Fund may be subject to other risks in addition to these identified risks.
Market Risk — The market prices of securities or other assets held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, political instability, recessions, inflation, changes in interest or currency rates, lack of liquidity in the markets, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment. If the market prices of the Fund’s securities and assets fall, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.
Growth Style Risk — The Fund’s investments may not have the growth potential originally expected. Growth stocks may fall out of favor with investors and underperform the overall equity market. Growth securities may also be more volatile than other investments because they often do not pay dividends. The values of growth securities tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows.
Portfolio Selection Risk — The Adviser’s judgment about a particular security or issuer, or about the economy or a particular sector, region, market segment or industry, or about an investment strategy, may prove to be incorrect or may not produce the desired results, or there may be imperfections, errors or limitations in the models, tools and information used by the Adviser.
In effect until April 1, 2028
Class A Class C Class R6 Class Y
Disciplined Growth Fund 0.98% 1.80% 0.91% 0.83%

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
17
6. Borrowing and Interfund Lending:
Line of Credit:
The Trust participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with Citibank, the Trust may borrow up to $250 million. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the period from September 1,
2025, through January 27, 2026, Citibank received an annual commitment fee of 0.20% for providing the Line of Credit. Effective January 28,
2026, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee changed to 0.275%. Additionally, the agreement was renewed again effective June 23, 2026, with a termination date of June 21, 2027, and the annual commitment fee remained unchanged at 0.275%. Each fund in the Trust paid a pro-rata portion of the commitment fees plus interest on amounts borrowed. Interest prior to renewal was based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.00%, plus 0.10% SOFR adjustment. Pursuant to the amendment on June 22, 2026, the interest is based on the one-month SOFR plus 1.25%, plus 0.10% SOFR adjustment. Interest charged to the
Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended August 31, 2026.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended August 31, 2026.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders)
are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification, utilized earnings and profit distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of August 31, 2026, reclassification adjustments on the Statement of Assets and Liabilities that are a result of permanent book-to-tax differences were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
Total
Accumulated
Earnings
(Loss) Capital
Disciplined Growth Fund ..................................................................... $ (34,910) $ 34,910
Year Ended August 31, 2026
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Disciplined Growth Fund .................................................... $ 16,536 $ 82,358 $ 98,894

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
18
As of August 31, 2026, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
As of August 31, 2026, the Fund had no capital loss carryforwards for federal income tax purposes.
As of August 31, 2026, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
8. Segment Reporting:
The Adviser’s Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Year Ended August 31, 2025
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Disciplined Growth Fund .................................................... $ 42,570 $ 83,685 $ 126,255
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
(Loss)
Qualified
Late-Year
Losses*
Unrealized
Appreciation
(Depreciation)**
Total
Accumulated
Earnings
(Loss)
Disciplined Growth Fund .............................. $ 217,513 $ 217,513 $ (4,822) $ 796,434 $ 1,009,125
* Qualified late-year losses are comprised of post-October capital losses incurred after October 31 and certain late-year ordinary losses. Late-year ordinary losses represent ordinary losses incurred after December 31 and specified losses incurred after October 31. These losses are deemed to arise on the first day of the Fund's next taxable year.
** The difference between the book-basis and tax-basis net unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Disciplined Growth Fund .............................. $ 1,520,121 $ 852,955 $ (56,521) $ 796,434

19
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Victory Portfolios IV and the shareholders of Victory Pioneer Disciplined Growth Fund
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Victory Pioneer Disciplined Growth Fund (the “Fund”) (one of the funds constituting Victory Portfolios IV), including the schedule of portfolio investments, as of August 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”).
In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of
August 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the years ended August 31, 2023 and 2022 were audited by other auditors.
Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated October 30, 2023.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 27, 2026
We have served as the auditor of one or more of the Victory Pioneer investment companies since 2024.

Supplemental Information
August 31, 2026
Victory Portfolios IV
20
(Unaudited)
Additional Federal Income Tax Information
For the fiscal year ended August 31, 2026, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of 29%.
For the year ended August 31, 2026, the Fund designated short-term capital gain distributions in the amount of $16,536 thousand.
For the year ended August 31, 2026, the Fund designated long-term capital gain distributions in the amount of $82,358 thousand.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 539-3863
19430-1026

August 31, 2026
Annual: Full Financials
Victory Pioneer Disciplined Value Fund

Victory
Portfolios
IV
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 539-3863, and a Form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
5
Statement of Operations
6
Statements of Changes in Net Assets
7
Financial Highlights
9
Notes to Financial Statements (Form N-CSR Item 7) 13
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 21
Supplemental Information (Unaudited)
Additional Federal Income Tax Information
22

Schedule of Portfolio Investments
August 31, 2026
Victory Portfolios IV
Victory Pioneer Disciplined Value Fund
2
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (97.1%)
Communication Services (8.1%):
Comcast Corp. , Class A .................................................. 379,988 $ 10,115
Meta Platforms, Inc. , Class A .............................................. 7,634 4,369
Pinterest, Inc. , Class A (a) ................................................. 155,564 3,377
The Walt Disney Co. .................................................... 115,728 12,447
Verizon Communications, Inc. .............................................. 93,321 4,668
34,976
Consumer Discretionary (8.7%):
Amazon.com, Inc. (a) .................................................... 17,111 4,445
D.R. Horton, Inc. ....................................................... 24,098 3,484
Darden Restaurants, Inc. .................................................. 10,533 2,257
Ford Motor Co. ........................................................ 333,086 4,643
Lowe's Cos., Inc. ....................................................... 36,393 7,450
McDonald's Corp. ...................................................... 15,445 4,070
NIKE, Inc. , Class B ..................................................... 98,192 3,835
The Home Depot, Inc. ................................................... 6,138 2,012
The TJX Cos., Inc. ...................................................... 40,243 5,389
37,585
Consumer Staples (6.3%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 13,033 1,181
PepsiCo, Inc. .......................................................... 30,467 4,276
Target Corp. .......................................................... 53,260 8,569
The Hershey Co. ....................................................... 28,307 4,988
The Kraft Heinz Co. ..................................................... 148,571 3,814
Unilever PLC , ADR ..................................................... 68,457 4,439
27,267
Energy (10.5%):
ConocoPhillips Co. ..................................................... 95,575 12,663
Devon Energy Corp. ..................................................... 141,704 6,874
EQT Corp. ............................................................ 45,474 2,464
Expand Energy Corp. .................................................... 29,983 2,943
ExxonMobil Holdings Corp. ............................................... 103,929 16,727
Phillips 66 Co. ......................................................... 15,540 3,832
45,503
Financials (20.3%):
American International Group, Inc. .......................................... 87,856 6,709
Bank of America Corp. ................................................... 270,614 16,762
JPMorgan Chase & Co. .................................................. 47,158 16,789
Morgan Stanley ........................................................ 18,370 3,919
Northern Trust Corp. .................................................... 21,953 4,074
State Street Corp. ....................................................... 69,932 13,384
The Goldman Sachs Group, Inc. ............................................ 3,643 3,737
Truist Financial Corp. .................................................... 93,098 4,616
U.S. Bancorp .......................................................... 140,395 8,645
Wells Fargo & Co. ...................................................... 105,920 9,150
87,785
Health Care (12.5%):
Biogen, Inc. (a) ......................................................... 32,164 6,968
Bristol-Myers Squibb Co. ................................................. 93,622 6,255
Johnson & Johnson ..................................................... 38,835 10,324
Labcorp Holdings, Inc. ................................................... 9,932 3,304
Medtronic PLC ........................................................ 94,264 8,545
Sanofi SA , ADR ........................................................ 164,129 7,281
UnitedHealth Group, Inc. ................................................. 7,383 2,875
Zimmer Biomet Holdings, Inc. ............................................. 83,017 8,305
53,857
Industrials (12.3%):
3M Co. .............................................................. 64,632 11,106
Carrier Global Corp. ..................................................... 47,494 2,765
Deere & Co. .......................................................... 7,101 4,651

Victory Portfolios IV
Victory Pioneer Disciplined Value Fund
3
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Fortune Brands Innovations, Inc. ............................................ 31,491 $ 1,396
Honeywell International, Inc. .............................................. 23,004 4,912
Rockwell Automation, Inc. ................................................ 8,768 3,721
The Boeing Co. (a) ...................................................... 20,738 4,309
Union Pacific Corp. ..................................................... 27,121 8,154
United Parcel Service, Inc. , Class B .......................................... 118,733 12,376
53,390
Information Technology (15.0%):
Accenture PLC , Class A .................................................. 53,165 10,089
Adobe, Inc. (a) ......................................................... 19,493 5,707
Cisco Systems, Inc. ..................................................... 65,786 7,269
HP, Inc. .............................................................. 150,188 4,509
International Business Machines Corp. ........................................ 37,639 8,803
Microsoft Corp. ........................................................ 25,832 13,104
QUALCOMM, Inc. ..................................................... 26,756 4,561
Salesforce, Inc. ........................................................ 27,594 7,106
Texas Instruments, Inc. ................................................... 13,716 3,579
64,727
Materials (1.5%):
CRH PLC ............................................................ 29,732 2,803
PPG Industries, Inc. ..................................................... 33,644 3,774
6,577
Utilities (1.9%):
American Electric Power Co., Inc. ........................................... 10,646 1,303
CMS Energy Corp. ...................................................... 63,925 4,351
Duke Energy Corp. ...................................................... 22,860 2,741
8,395
Total Common Stocks (Cost $336,469)
a
a
a
420,062
Principal Amount
(000)
Equity Linked Notes (2.6%)
Communication Services (0.2%):
Citigroup Global Markets Holdings, Inc. (Pinterest, Inc.) , 17 .78% , 2/8/27 (b) ............. $ 46 996
Consumer Discretionary (0.6%):
BOFA Finance LLC (Lululemon Athletica, Inc.) , 16 .00% , 2/1/27 ..................... 11 1,443
Citigroup Global Markets Holdings, Inc. (Dick's Sporting Goods, Inc.) , 18 .45% , 9/7/27 ..... 9 1,108
2,551
Industrials (0.4%):
Bank of Montreal (MasTec, Inc.) , 18 .81% , 8/11/27 (b) ............................. 3 797
Bank of Montreal (Regal Rexnord Corp.) , 18 .75% , 8/13/27 (b) ....................... 4 724
1,521
Information Technology (1.2%):
Citigroup Global Markets Holdings, Inc. (Workday, Inc.) , 20 .37% , 4/28/27 .............. 7 898
HSBC Bank PLC (Salesforce, Inc.) , 15 .00% , 3/9/27 .............................. 4 950
Merrill Lynch BV (QUALCOMM, Inc.) , 21 .60% , 7/9/27 ........................... 4 826
Mizuho Markets Cayman LP (NVIDIA Corp.) , 15 .41% , 5/18/27 ..................... 4 847
The Toronto-Dominion Bank (Zebra Technologies Corp.) , 15 .38% , 7/8/27 .............. 5 1,387
Wells Fargo Bank NA (NVIDIA Corp.) , 15 .13% , 5/19/27 .......................... 2 415
5,323
Materials (0.2%):
Royal Bank of Canada (The Mosaic Co.) , 19 .23% , 5/6/27 (b) ........................ 35 800
Total Equity Linked Notes (Cost $11,659)
a
a
a
11,191
Total Investments (Cost $348,128) — 99.7% 431,253
Other assets in excess of liabilities —  0.3% 1,364
NET ASSETS - 100.00% $ 432,617
At August 31, 2026, the Fund's investments in foreign securities were 8.5% of net assets.

Victory Portfolios IV
Victory Pioneer Disciplined Value Fund
4
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of August 31, 2026, the fair value of these securities was
$3,317 (thousands) and amounted to 0.8% of net assets.
ADR
—
American Depositary Receipt
LLC
—
Limited Liability Company
LP
—
Limited Partnership
PLC
—
Public Limited Company

Statement of Assets and Liabilities
August 31, 2026
5
See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands, Except Per Share Amounts)
Victory Pioneer
Disciplined Value
Fund
Assets:
Investments, at value (Cost $348,128) $ 431,253
Cash 359
Receivables:
Dividends and interest 1,228
Capital shares issued 22
Investments sold 3,396
From Adviser 64
Reclaims 28
Prepaid expenses 33
Total Assets 436,383
Liabilities:
Payables:
Investments purchased 3,248
Capital shares redeemed 127
Accrued expenses and other payables:
Investment advisory fees 147
Administration fees 16
Custodian fees 2
Transfer agent fees 16
Sub-Transfer agent fees 54
Trustees' fees 3
12b-1 fees 33
Other accrued expenses 120
Total Liabilities 3,766
Commitments and contingencies (Note 5 )
Net Assets:
Capital 295,186
Total accumulated earnings (loss) 137,431
Net Assets $ 432,617
Net Assets:
Class A $ 271,651
Class C 7,834
Class R6 3,165
Class Y 149,967
Total $ 432,617
Shares (unlimited number of shares authorized with no par value):
Class A 14,471
Class C 429
Class R6 166
Class Y 7,872
Total 22,938
Net asset value, offering and redemption price per share:(a)
Class A $ 18.77
Class C(b) 18.27
Class R6 19.06
Class Y 19.05
Maximum Sales Charge — Class A 5.75%
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 19.92
(a) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(b) Redemption price per share varies by length of time shares are held.

Statement of Operations
For the Year Ended August 31, 2026
6
See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands)
Victory Pioneer
Disciplined Value
Fund
Investment Income:
Dividends $ 10,597
Interest 637
Foreign tax withholding (110)
Total Income 11,124
Expenses:
Investment advisory fees 1,661
Administration fees 179
Sub-Administration fees 10
12b-1 fees — Class A 656
12b-1 fees — Class C 78
Custodian fees 10
Transfer agent fees — Class A 67
Transfer agent fees — Class C 4
Transfer agent fees — Class R6 — (a)
Transfer agent fees — Class Y 5
Sub-Transfer agent fees — Class A 188
Sub-Transfer agent fees — Class C 4
Sub-Transfer agent fees — Class Y 124
Trustees' fees 14
Legal and audit fees 51
State registration and filing fees 47
Other expenses 34
Total Expenses 3,132
Less fees paid indirectly (2)
Expenses waived/reimbursed by Adviser (271)
Net Expenses 2,859
Net Investment Income (Loss) 8,265
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 55,068
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 16,656
Net realized/unrealized gains (losses) on investments 71,724
Change in net assets resulting from operations $ 79,989
(a) Rounds to less than $1 thousand.

7
(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
See notes to financial statements.
Victory Pioneer Disciplined Value
Fund
Year
Ended
August 31, 2026
Year
Ended
August 31, 2025*
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 8,265 $ 6,794
Net realized gains (losses) 55,068 8,573
Net change in unrealized appreciation/depreciation 16,656 31,150
Change in net assets resulting from operations 79,989 46,517
Distributions to Shareholders:
Class A (14,785) (11,304)
Class C (397) (336)
Class R — (355)
Class R6 (207) (143)
Class Y (8,326) (5,963)
Change in net assets resulting from distributions to shareholders (23,715) (18,101)
Change in net assets resulting from capital transactions (33,856) (26,575)
Change in net assets 22,418 1,841
Net Assets:
Beginning of period 410,199 408,358
End of period $ 432,617 $ 410,199
* Pioneer Disciplined Value Fund (the “Predecessor Fund”) reorganized with the Fund effective June 6, 2025 (the “Reorganization”). The Predecessor Fund is the
accounting survivor of the Reorganization, and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received
Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.

8
(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Pioneer Disciplined Value
Fund
Year
Ended
August 31, 2026
Year
Ended
August 31, 2025*
Capital Transactions:
Class A
Proceeds from shares issued $ 12,606 $ 17,490
Distributions reinvested 14,294 10,910
Cost of shares redeemed (51,614) (44,152)
Total Class A $ (24,714) $ (15,752)
Class C
Proceeds from shares issued $ 552 $ 574
Distributions reinvested 397 336
Cost of shares redeemed (2,187) (2,625)
Total Class C $ (1,238) $ (1,715)
Class R
Proceeds from shares issued $ — $ 599
Distributions reinvested — 355
Cost of shares redeemed — (9,141)
Total Class R $ — $ (8,187)
Class R6
Proceeds from shares issued $ 994 $ 629
Distributions reinvested 207 143
Cost of shares redeemed (1,648) (876)
Total Class R6 $ (447) $ (104)
Class Y
Proceeds from shares issued $ 20,851 $ 34,802
Distributions reinvested 8,215 5,802
Cost of shares redeemed (36,523) (41,421)
Total Class Y $ (7,457) $ (817)
Change in net assets resulting from capital transactions $ (33,856) $ (26,575)
Share Transactions:
Class A
Issued 738 1,148
Reinvested 877 713
Redeemed (3,024) (2,893)
Total Class A (1,409) (1,032)
Class C
Issued 33 39
Reinvested 25 22
Redeemed (132) (175)
Total Class C (74) (114)
Class R
Issued — 43
Reinvested — 25
Redeemed — (643)
Total Class R — (575)
Class R6
Issued 59 42
Reinvested 13 9
Redeemed (91) (58)
Total Class R6 (19) (7)
Class Y
Issued 1,211 2,282
Reinvested 497 375
Redeemed (2,105) (2,664)
Total Class Y (397) (7)
Change in Shares (1,899) (1,734)
* Pioneer Disciplined Value Fund (the “Predecessor Fund”) reorganized with the Fund effective June 6, 2025 (the “Reorganization”). The Predecessor Fund is the
accounting survivor of the Reorganization, and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received
Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.

Victory Portfolios IV
Financial Highlights
For a Share Outstanding Throughout Each Period
9
See notes to financial statements.
Victory Pioneer Disciplined Value Fund
Class A*
Year
Ended
August 31,
2026
Year
Ended
August 31,
2025
Year
Ended
August 31,
2024
Year
Ended
August 31,
2023
Year
Ended
August 31,
2022
Net Asset Value, Beginning of Period $16.45 $15.33 $13.73 $14.13 $18.76
Investment Activities:
Net investment income (loss)(a) 0.32 0.25 0.26 0.27 0.27
Net realized and unrealized gains (losses) 2.95 1.55 1.64 0.89 (1.09)
Total from Investment Activities 3.27 1.80 1.90 1.16 (0.82)
Distributions to Shareholders from:
Net investment income (0.35) (0.34) (0.19) (0.27) (0.17)
Net realized gains (0.60) (0.34) (0.11) (1.29) (3.64)
Total Distributions (0.95) (0.68) (0.30) (1.56) (3.81)
Net Asset Value, End of Period $18.77 $16.45 $15.33 $13.73 $14.13
Total Return(b) 20.86% 12.14%(c) 14.09%(d) 8.78% (5.99)%
Ratios to Average Net Assets:
Net Expenses(e) 0.80%(f) 0.79% 0.80% 0.80% 0.83%
Net Investment Income (Loss)(g) 1.88% 1.60% 1.88% 2.00% 1.68%
Gross Expenses(e) 0.83%(f) 0.85% 0.86% 0.89% 0.89%
Supplemental Data:
Net Assets at end of period (000's) $271,651 $261,166 $259,300 $264,007 $279,660
Portfolio Turnover(h) 45% 86% 111% 143% 116%
* Pioneer Disciplined Value Fund (the “Predecessor Fund”) reorganized with the Fund effective June 6, 2025 (the “Reorganization”). The Predecessor Fund
is the accounting survivor of the Reorganization, and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended August 31, 2025, the total return would have been
12.01%.
(d) For the year ended August 31, 2024, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class A’s total return was less than 0.005%.
(e) Does not include acquired fund fees and expenses, if any.
(f) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(g) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios IV
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
10
See notes to financial statements.
Victory Pioneer Disciplined Value Fund
Class C*
Year
Ended
August 31,
2026
Year
Ended
August 31,
2025
Year
Ended
August 31,
2024
Year
Ended
August 31,
2023
Year
Ended
August 31,
2022
Net Asset Value, Beginning of Period $16.02 $14.94 $13.40 $13.84 $18.46
Investment Activities:
Net investment income (loss)(a) 0.19 0.13 0.15 0.16 0.15
Net realized and unrealized gains (losses) 2.88 1.51 1.60 0.86 (1.08)
Total from Investment Activities 3.07 1.64 1.75 1.02 (0.93)
Distributions to Shareholders from:
Net investment income (0.22) (0.22) (0.10) (0.17) (0.05)
Net realized gains (0.60) (0.34) (0.11) (1.29) (3.64)
Total Distributions (0.82) (0.56) (0.21) (1.46) (3.69)
Net Asset Value, End of Period $18.27 $16.02 $14.94 $13.40 $13.84
Total Return(b) 19.95% 11.26%(c) 13.27%(d) 7.91% (6.72)%
Ratios to Average Net Assets:
Net Expenses(e) 1.56%(f) 1.55% 1.56% 1.58% 1.57%
Net Investment Income (Loss)(g) 1.12% 0.84% 1.11% 1.23% 0.95%
Gross Expenses(e) 1.59%(f) 1.60% 1.63% 1.66% 1.62%
Supplemental Data:
Net Assets at end of period (000's) $7,834 $8,057 $9,217 $10,336 $11,718
Portfolio Turnover(h) 45% 86% 111% 143% 116%
* Pioneer Disciplined Value Fund (the “Predecessor Fund”) reorganized with the Fund effective June 6, 2025 (the “Reorganization”). The Predecessor Fund
is the accounting survivor of the Reorganization, and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended August 31, 2025, the total return would have been
11.19%.
(d) For the year ended August 31, 2024, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class C’s total return was less than 0.005%.
(e) Does not include acquired fund fees and expenses, if any.
(f) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(g) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

11
Victory Portfolios IV
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Pioneer Disciplined Value Fund
Class R6*
Year
Ended
August 31,
2026
Year
Ended
August 31,
2025
Year
Ended
August 31,
2024
Year
Ended
August 31,
2023
December 30,
2021(a)
through
August 31,
2022
Net Asset Value, Beginning of Period $16.68 $15.54 $13.90 $14.28 $16.16
Investment Activities:
Net investment income (loss)(b) 0.39 0.30 0.31 0.33 0.22
Net realized and unrealized gains (losses) 3.00 1.58 1.66 0.90 (2.10)
Total from Investment Activities 3.39 1.88 1.97 1.23 (1.88)
Distributions to Shareholders from:
Net investment income (0.41) (0.40) (0.22) (0.32) —
Net realized gains (0.60) (0.34) (0.11) (1.29) —
Total Distributions (1.01) (0.74) (0.33) (1.61) —
Net Asset Value, End of Period $19.06 $16.68 $15.54 $13.90 $14.28
Total Return(c)(d) 21.32% 12.50%(e) 14.48%(f) 9.25% (11.63)%
Ratios to Average Net Assets:
Net Expenses(g)(h) 0.45%(i) 0.45% 0.45% 0.45% 0.45%
Net Investment Income (Loss)(g)(j) 2.25% 1.91% 2.21% 2.40% 2.15%
Gross Expenses(g)(h) 0.49%(i) 0.51% 0.52% 0.53% 0.51%
Supplemental Data:
Net Assets at end of period (000's) $3,165 $3,092 $2,990 $1,531 $7,463
Portfolio Turnover(c)(k) 45% 86% 111% 143% 116%
* Pioneer Disciplined Value Fund (the “Predecessor Fund”) reorganized with the Fund effective June 6, 2025 (the “Reorganization”). The Predecessor Fund
is the accounting survivor of the Reorganization, and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended August 31, 2025, the total return would have been
12.43%.
(f) For the year ended August 31, 2024, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class R6 total return was less than 0.005%.
(g) Annualized for periods less than one year.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(k) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios IV
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
12
See notes to financial statements.
Victory Pioneer Disciplined Value Fund
Class Y*
Year
Ended
August 31,
2026
Year
Ended
August 31,
2025
Year
Ended
August 31,
2024
Year
Ended
August 31,
2023
Year
Ended
August 31,
2022
Net Asset Value, Beginning of Period $16.67 $15.54 $13.89 $14.28 $18.92
Investment Activities:
Net investment income (loss)(a) 0.38 0.30 0.31 0.32 0.34
Net realized and unrealized gains (losses) 3.01 1.57 1.67 0.90 (1.11)
Total from Investment Activities 3.39 1.87 1.98 1.22 (0.77)
Distributions to Shareholders from:
Net investment income (0.41) (0.40) (0.22) (0.32) (0.23)
Net realized gains (0.60) (0.34) (0.11) (1.29) (3.64)
Total Distributions (1.01) (0.74) (0.33) (1.61) (3.87)
Net Asset Value, End of Period $19.05 $16.67 $15.54 $13.89 $14.28
Total Return(b) 21.34% 12.43%(c) 14.56%(d) 9.17% (5.68)%
Ratios to Average Net Assets:
Net Expenses(e) 0.45%(f) 0.45% 0.45% 0.45% 0.46%
Net Investment Income (Loss)(g) 2.23% 1.94% 2.22% 2.36% 2.10%
Gross Expenses(e) 0.57%(f) 0.59% 0.61% 0.65% 0.62%
Supplemental Data:
Net Assets at end of period (000's) $149,967 $137,884 $128,581 $137,159 $124,303
Portfolio Turnover(h) 45% 86% 111% 143% 116%
* Pioneer Disciplined Value Fund (the “Predecessor Fund”) reorganized with the Fund effective June 6, 2025 (the “Reorganization”). The Predecessor Fund
is the accounting survivor of the Reorganization, and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended August 31, 2025, the total return would have been
12.37%.
(d) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended August 31, 2024, the total return would have been 14.49%
(e) Does not include acquired fund fees and expenses, if any.
(f) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(g) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
August 31, 2026
Victory Portfolios IV
13
1. Organization:
Victory Portfolios IV (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 26 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of the following fund (the “Fund”). The Fund is classified as diversified under the 1940 Act.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.  Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
The Fund, which commenced operations on June 6, 2025, is the successor to Pioneer Disciplined Value Fund (the “Predecessor Fund”). The
Predecessor Fund transferred all of the net assets of Class A, Class C, Class K, Class R, and Class Y shares in exchange for the Fund’s Class
A, Class C, Class R6, Class A, and Class Y shares, respectively, on June 6, 2025 pursuant to an agreement and plan of reorganization (the
“Reorganization”) which was approved by the shareholders of the Predecessor Fund on May 27, 2025. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding
Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively, in the Reorganization. The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the
Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Fund’s investment objective is to seek long-term capital growth.
Effective June 6, 2025, VCM serves as the Fund’s investment adviser, succeeding Amundi Asset Management US, Inc. (“Amundi US”). On the
same date, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, became the Distributor for the Fund's shares, succeeding
Amundi Distributor US, Inc. The Distributor receives no fee or other compensation for these services (See Note 5).
On September 30, 2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub-administrator, sub-fund accountant, and transfer agent. Effective as of February 9, 2026, Citibank, N.A. serves as the custodian of the Fund, Citi Fund Services Ohio, Inc. serves as sub-administrator and sub-fund accountant of the Fund, and FIS Investor Services LLC serves as transfer agent of the Fund.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Pioneer Disciplined Value Fund Disciplined Value Fund Class A, Class C, Class R6, and
Class Y

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
14
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts, are
valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing mean, if available, or otherwise at the bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Event-linked bonds are valued at the bid price obtained from an independent third-party pricing service. Other insurance-linked securities
(including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance valuation models, or other fair value methods or techniques to provide an estimated value of the instrument. Event-linked bond valuations are typically categorized as Level 2 in the fair value hierarchy.
Other insurance-linked valuations are typically categorized as Level 3 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
The principal exchanges and markets for non-U.S. equity securities have closing times prior to the close of the New York Stock Exchange.
However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Fund uses a fair value model developed by an independent pricing service to value non-U.S. equity securities. On a daily basis, the pricing service recommends changes, based on a proprietary model, to the closing market prices of each non-U.S. security held by the Fund to reflect the security’s fair value at the time the Fund determines its net asset value. These recommendations are applied in accordance with the Adviser’s (the valuation designee’s) valuation procedures. These valuations are typically categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of August 31, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of August 31, 2026, there were no significant transfers into or out of Level 3.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of the underlying funds.
Investment Transactions and Related Income:
Investment transactions are recorded on trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period.  Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Interest income is accrued daily and recorded using the effective interest method, which includes the amortization of premiums and accretion of discounts on debt securities.
Withholding taxes on foreign dividends, interest, and capital gains have been provided for in accordance with the applicable tax rules and rates of each respective country.
Securities Lending:
Effective May 8, 2026, the Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans with collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
Level 1 Level 2 Level 3 Total
Disciplined Value Fund
Common Stocks ............................................... $ 420,062 $ — $ — $ 420,062
Equity Linked Notes ............................................ — 11,191 — 11,191
Total ....................................................... $ 420,062 $ 11,191 $ — $ 431,253

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
15
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Fund’s Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral, and therefore it is not disclosed on the Fund’s Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations.
Loans are terminable upon demand, and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of August 31, 2026, the Fund did not have any securities on loan.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of August 31.
For the year ended August 31, 2026, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which include the current fiscal tax year-end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended August 31, 2026, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within their principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
Excluding U.S. Government
Securities
Purchases Sales
Disciplined Value Fund ...................................................................... $ 187,290 $ 234,430

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
16
annual reports may be viewed at vcm.com. As of August 31, 2026, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of the Fund. The rates at which the Adviser is paid by the Fund are included in the table below.
Amounts incurred and paid to VCM for the year ended August 31, 2026, are reflected on the Statement of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of all Companies and Funds (as defined in the Administration and
Fund Accounting Agreement) together with all other registered investment companies for which VCM acts as administrator, and allocated to the
Fund on a pro rata basis calculated based on the Fund’s average daily net assets. The tiered rates at which VCM is paid by the Fund are shown in the table below:
Amounts incurred for the year ended August 31, 2026, are reflected on the Statement of Operations as Administration fees.
Effective February 9, 2026, Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with the Chief Compliance Officer, and the implementation of new reports required by new rules adopted by the SEC under the 1940
Act.
Prior to February 9, 2026, BNY Mellon served as sub-administrator and sub-fund accountant for the Fund. The total amounts incurred and paid for the year ended August 31, 2026, are reflected within the Sub-Administration fees on the Statement of Operations.
Transfer Agency Fees:
Effective February 9, 2026, FIS Investor Services LLC serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
Prior to February 9, 2026, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Fund at negotiated rates where transfer agent fees included sub-transfer agent expenses incurred through the Fund's omnibus relationship contracts. In addition, the Fund would reimburse out-of-pocket expenses incurred by the former transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. Total transfer agent fees incurred for the year ended August 31, 2026, are reflected on the
Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
Effective February 9, 2026, the Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus
Disciplined Value Fund
Ownership %
Victory Pioneer Solutions – Balanced Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.7%
Adviser Fee Tier Rates
Up to $5
billion
Over $5 billion
Disciplined Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40%, plus 0.35%
Annual Charge
Up to $15
billion
Over $15 billion -
$30 billion
Over $30
billion - $85
billion
Over $85
billion
Disciplined Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.08%, plus 0.05%, plus 0.04%, plus 0.03%

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
17
accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders' accounts were maintained directly at the Fund’s transfer agent. Prior to February 9, 2026, BNY
Mellon served as sub-transfer agent. Total sub-transfer agent fees incurred for the year ended August 31, 2026, are reflected on the Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as the distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Services Plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee for Class A and Class C shares, at an annual rate of up to 0.25% and 1.00%, respectively, of the average daily net assets. Amounts incurred and paid to the Distributor for the year ended August 31, 2026, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the year ended August 31, 2026, the
Distributor received $6 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Effective February 9, 2026, Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Prior to February
9, 2026, BNY Mellon served as the Fund's custodian. Total custodian fees incurred for the year ended August 31, 2026, are reflected on the
Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of August 31, 2026, the expense limits (excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to two years (twenty-four (24) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2026.
The dates in the table below represent the fiscal year-end in which the 24-month recoupment period expires. As of August 31, 2026, these amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Fund in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended August 31, 2026.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
6. Risks:
The following describes principal risks that you may assume as an investor in the Fund. The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Fund may be subject to other risks in addition to these identified risks.
In effect until April 1, 2028
Class A Class C Class R6 Class Y
Disciplined Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.80% 1.56% 0.45% 0.45%
August 31,
2027
August 31,
2028 Total
Disciplined Value Fund ............................................................. $ 159 $ 271 $ 430

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
18
Market Risk — The market prices of securities or other assets held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, political instability, recessions, inflation, changes in interest or currency rates, lack of liquidity in the markets, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment. If the market prices of the Fund’s securities and assets fall, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.
Value Style Risk — The prices of securities the Adviser believes are undervalued may not appreciate as expected or may go down. Value stocks may fall out of favor with investors and underperform the overall equity market. A value stock may not increase in price as anticipated by the
Adviser if other investors fail to recognize the company’s value and bid up the price or the factors that the Adviser believes will increase the price of the security do not occur or do not have the anticipated effect.
Portfolio Selection Risks — The Adviser’s judgment about a particular security or issuer, or about the economy or a particular sector, region, market segment or industry, or about an investment strategy, may prove to be incorrect or may not produce the desired results, or there may be imperfections, errors or limitations in the models, tools and information used by the Adviser.
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected
(or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Sector Focus Risk — To the extent the Fund focuses in one or more sectors, such as the financials sector,  market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments and could make the Fund’s performance more volatile.
Smaller-Capitalization Stock Risk — Small- and mid-sized companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets, including with respect to tariffs or sanctions, may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.
7. Borrowing and Interfund Lending:
Line of Credit:
The Trust participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with Citibank, the Trust may borrow up to $250 million. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the period from September 1,
2025, through January 27, 2026, Citibank received an annual commitment fee of 0.20% for providing the Line of Credit. Effective January 28,
2026, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee changed to 0.275%. Additionally, the agreement was renewed again effective June 23, 2026, with a termination date of June 21, 2027, and the annual commitment fee remained unchanged at 0.275%. Each fund in the Trust paid a pro-rata portion of the commitment fees plus interest on amounts borrowed. Interest prior to renewal was based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.00%, plus 0.10% SOFR adjustment. Pursuant to the amendment on June 22, 2026, the interest is based on the one-month SOFR plus 1.25%, plus 0.10% SOFR adjustment. Interest charged to the
Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended August 31, 2026.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended August 31, 2026.

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
19
8. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders)
are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification, utilized earnings and profit distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of August 31, 2026, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
As of August 31, 2026, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
 (a) Rounds to less than $1 thousand.
* The difference between the book-basis and tax-basis net unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.
As of August 31, 2026, the Fund had no capital loss carryforward for federal income tax purposes.
As of August 31, 2026, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
9. Segment Reporting:
The Adviser’s Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within
Year Ended August 31, 2026
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Disciplined Value Fund ...................................................... $ 9,708 $ 14,007 $ 23,715
Year Ended August 31, 2025
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Disciplined Value Fund ...................................................... $ 9,965 $ 8,136 $ 18,101
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
(Loss)
Other
Earnings
(Loss)
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Disciplined Value Fund ................... $ 25,340 $ 29,058 $ 54,398 $ —(a) $ 83,033 $ 137,431
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Disciplined Value Fund ................................ $ 348,220 $ 93,511 $ (10,478) $ 83,033

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
20
the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

21
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Victory Portfolios IV and the shareholders of Victory Pioneer Disciplined Value Fund
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Victory Pioneer Disciplined Value Fund (the “Fund”) (one of the funds constituting Victory Portfolios IV), including the schedule of portfolio investments, as of August 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”).
In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of
August 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the years ended August 31, 2023 and 2022 were audited by other auditors.
Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated October 30, 2023.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 27, 2026
We have served as the auditor of one or more of the Victory Pioneer investment companies since 2024.

Supplemental Information
August 31, 2026
Victory Portfolios IV
22
(Unaudited)
Additional Federal Income Tax Information
For the fiscal year ended August 31, 2026, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of 76%.
For the year ended August 31, 2026, the Fund designated short-term capital gain distributions in the amount of $538 thousand.
For the year ended August 31, 2026, the Fund designated long-term capital gain distributions in the amount of $14,007 thousand.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 539-3863
19429-1026

August 31, 2026
Annual: Full Financials
Victory Pioneer Fundamental Growth Fund

Victory
Portfolios
IV
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 539-3863, and a Form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
4
Statement of Operations
5
Statements of Changes in Net Assets
6
Financial Highlights
8
Notes to Financial Statements (Form N-CSR Item 7) 13
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 20
Supplemental Information (Unaudited)
Additional Federal Income Tax Information
21

Schedule of Portfolio Investments
August 31, 2026
Victory Portfolios IV
Victory Pioneer Fundamental Growth Fund
2
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (100.0%)
Communication Services (10.7%):
Alphabet, Inc. , Class C ................................................... 758,392 $ 254,372
Netflix, Inc. (a) ......................................................... 2,002,074 162,268
Pinterest, Inc. , Class A (a) ................................................. 4,502,302 98,023
Spotify Technology SA (a) ................................................. 211,268 114,850
The Walt Disney Co. .................................................... 357,947 38,497
668,010
Communications Equipment (1.4%):
Motorola Solutions, Inc. .................................................. 183,084 88,851
Consumer Discretionary (12.6%):
Amazon.com, Inc. (a) .................................................... 1,065,199 276,707
Booking Holdings, Inc. ................................................... 704,875 140,333
O'Reilly Automotive, Inc. (a) ............................................... 1,205,773 107,073
Ross Stores, Inc. ....................................................... 574,883 131,384
The TJX Cos., Inc. ...................................................... 940,166 125,897
781,394
Electronic Equipment, Instruments & Components (4.5%):
Amphenol Corp. , Class A ................................................. 1,774,850 281,403
Financials (7.8%):
Intercontinental Exchange, Inc. ............................................. 751,426 120,754
Mastercard, Inc. , Class A ................................................. 185,512 109,324
Visa, Inc. , Class A ...................................................... 677,282 256,941
487,019
Health Care (11.1%):
Eli Lilly & Co. ......................................................... 249,254 288,320
Intuitive Surgical, Inc. (a) ................................................. 310,715 117,096
Thermo Fisher Scientific, Inc. .............................................. 173,685 107,181
Vertex Pharmaceuticals, Inc. (a) ............................................. 325,729 177,366
689,963
Industrials (10.8%):
Eaton Corp. PLC ....................................................... 361,690 145,356
GE Vernova, Inc. ....................................................... 97,902 87,887
Rockwell Automation, Inc. ................................................ 249,148 105,746
The Boeing Co. (a) ...................................................... 697,482 144,922
Uber Technologies, Inc. (a) ................................................ 2,476,602 187,355
671,266
IT Services (2.5%):
Shopify, Inc. , Class A (a) .................................................. 1,066,624 157,188
Semiconductors & Semiconductor Equipment (19.6%):
Advanced Micro Devices, Inc. (a) ............................................ 644,947 303,525
Analog Devices, Inc. .................................................... 291,875 105,700
Applied Materials, Inc. ................................................... 306,290 140,358
ASML Holding NV , Registered Shares ........................................ 154,485 262,008
Microchip Technology, Inc. ................................................ 1,762,838 129,480
NVIDIA Corp. ......................................................... 1,026,598 226,652
Qnity Electronics, Inc. ................................................... 468,476 55,950
1,223,673
Software (11.8%):
Microsoft Corp. ........................................................ 787,900 399,694
ServiceNow, Inc. (a) ..................................................... 789,095 116,778
Synopsys, Inc. (a) ....................................................... 491,966 216,263
732,735

Victory Portfolios IV
Victory Pioneer Fundamental Growth Fund
3
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Technology Hardware, Storage & Peripherals (7.2%):
Apple, Inc. ........................................................... 1,419,096 $ 449,641
Total Common Stocks (Cost $3,003,167)
a
a
a
6,231,143
Total Investments (Cost $3,003,167) — 100.0% 6,231,143
Other assets in excess of liabilities —  0.0%(b) 2,593
NET ASSETS — 100.00% $ 6,233,736
At August 31, 2026, the Fund's investments in foreign securities were 10.9% of net assets.
(a) Non-income producing security.
(b) Amount represents less than 0.05% of net assets.
PLC
—
Public Limited Company

Statement of Assets and Liabilities
August 31, 2026
4
See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands, Except Per Share Amounts)
Victory Pioneer
Fundamental
Growth Fund
Assets:
Investments, at value (Cost $3,003,167) $ 6,231,143
Cash 15,062
Receivables:
Dividends and interest 3,451
Capital shares issued 1,422
Investments sold 67,598
From Adviser 81
Prepaid expenses 72
Total Assets 6,318,829
Liabilities:
Payables:
Investments purchased 72,048
Capital shares redeemed 8,084
Accrued expenses and other payables:
Investment advisory fees 3,287
Administration fees 232
Custodian fees 21
Transfer agent fees 53
Sub-Transfer agent fees 878
Trustees' fees 39
12b-1 fees 219
Other accrued expenses 232
Total Liabilities 85,093
Commitments and contingencies (Note 5 )
Net Assets:
Capital 2,273,001
Total accumulated earnings (loss) 3,960,735
Net Assets $ 6,233,736
Net Assets:
Class A $ 1,359,286
Class C 121,928
Class R 61,329
Class R6 810,680
Class Y 3,880,513
Total $ 6,233,736
Shares (unlimited number of shares authorized with no par value):
Class A 38,383
Class C 4,536
Class R 1,863
Class R6 22,364
Class Y 105,876
Total 173,022
Net asset value, offering and redemption price per share:(a)
Class A $ 35.41
Class C(b) 26.88
Class R 32.92
Class R6 36.25
Class Y 36.65
Maximum Sales Charge — Class A 5.75%
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 37.57
(a) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(b) Redemption price per share varies by length of time shares are held.

Statement of Operations
Five Months Ended August 31, 2026
5
See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands)
Victory Pioneer Fundamental Growth
Fund
Five Months
Ended
August 31, 2026(a)
Year
Ended
March 31, 2026
Investment Income:
Dividends $ 13,767 $ 42,645
Interest 285 37
Foreign tax withholding (136) (247)
Total Income 13,916 42,435
Expenses:
Investment advisory fees 16,050 42,644
Administration fees 1,134 3,086
Sub-Administration fees 6 2
12b-1 fees — Class A 1,404 3,572
12b-1 fees — Class C 524 387
12b-1 fees — Class R 129 596
Custodian fees 48 77
Transfer agent fees — Class A 49 90
Transfer agent fees — Class C 4 13
Transfer agent fees — Class R 3 4
Transfer agent fees — Class R6 8 15
Transfer agent fees — Class Y 26 139
Sub-Transfer agent fees — Class A 424 1,254
Sub-Transfer agent fees — Class C 32 1,261
Sub-Transfer agent fees — Class R 50 248
Sub-Transfer agent fees — Class Y 1,504 4,409
Trustees' fees 96 289
Legal and audit fees 169 238
State registration and filing fees 99 162
Other expenses 174 234
Recoupment of prior expenses waived/reimbursed by Adviser — (b) —
Total Expenses 21,933 58,720
Less fees paid indirectly — (62)
Expenses waived/reimbursed by Adviser (493) (1,105)
Net Expenses 21,440 57,553
Net Investment Income (Loss) (7,524) (15,118)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 189,212 1,075,633
Net realized gains (losses) from in-kind redemptions 281,237 198,622
Net change in unrealized appreciation/depreciation on investment securities 580,784 (551,163)
Net realized/unrealized gains (losses) on investments 1,051,233 723,092
Change in net assets resulting from operations $ 1,043,709 $ 707,974
(a) Effective August 31, 2026, the Fund’s fiscal year-end changed from March 31 to August 31.
(b) Rounds to less than $1 thousand.

6
(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
See notes to financial statements.
Victory Pioneer Fundamental Growth Fund
Five Months
Ended
August 31,
2026(a)
Year
Ended
March 31, 2026
Year
Ended
March 31, 2025*
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (7,524) $ (15,118) $ (4,463)
Net realized gains (losses) 470,449 1,274,255 1,151,411
Net change in unrealized appreciation/depreciation 580,784 (551,163) (1,094,045)
Change in net assets resulting from operations 1,043,709 707,974 52,903
Distributions to Shareholders:
Class A — (239,852) (80,333)
Class C — (31,384) (12,812)
Class R — (22,481) (7,599)
Class R6 — (183,492) (60,033)
Class Y — (688,775) (248,029)
Change in net assets resulting from distributions to shareholders — (1,165,984) (408,806)
Change in net assets resulting from capital transactions (596,522) (484,351) (399,431)
Change in net assets 447,187 (942,361) (755,334)
Net Assets:
Beginning of period 5,786,549 6,728,910 7,484,244
End of period $ 6,233,736 $ 5,786,549 $ 6,728,910
* Pioneer Fundamental Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor Fund is
the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received
Class A, Class C, Class R6, Class R, and Class Y shares of the Fund, respectively.
(a) Effective August 31, 2026, the Fund’s fiscal year-end changed from March 31 to August 31.

7
(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Pioneer Fundamental Growth Fund
Five Months
Ended
August 31,
2026(a)
Year
Ended
March 31, 2026
Year
Ended
March 31, 2025*
Capital Transactions:
Class A
Proceeds from shares issued $ 43,896 $ 138,579 $ 168,485
Distributions reinvested — 212,505 71,349
Cost of shares redeemed (129,268) (364,817) (262,778)
Total Class A $ (85,372) $ (13,733) $ (22,944)
Class C
Proceeds from shares issued $ 2,549 $ 9,546 $ 24,343
Distributions reinvested — 30,018 12,203
Cost of shares redeemed (20,379) (68,536) (88,173)
Total Class C $ (17,830) $ (28,972) $ (51,627)
Class R
Proceeds from shares issued $ 1,708 $ 9,659 $ 17,844
Distributions reinvested — 22,263 7,533
Cost of shares redeemed (8,642) (86,548) (26,486)
Total Class R $ (6,934) $ (54,626) $ (1,109)
Class R6
Proceeds from shares issued $ 37,729 $ 132,668 $ 186,254
Distributions reinvested — 175,404 56,741
Cost of shares redeemed (199,397) (440,693) (240,899)
Total Class R6 $ (161,668) $ (132,621) $ 2,096
Class Y
Proceeds from shares issued $ 647,130 $ 933,306 $ 1,064,730
Distributions reinvested — 614,420 219,992
Cost of shares redeemed (971,848) (1,802,125) (1,610,569)
Total Class Y $ (324,718) $ (254,399) $ (325,847)
Change in net assets resulting from capital transactions $ (596,522) $ (484,351) $ (399,431)
Share Transactions:
Class A
Issued 1,295 4,068 4,795
Reinvested — (b) 6,541 1,992
Redeemed (3,820) (10,639) (7,456)
Total Class A (2,525) (30) (669)
Class C
Issued 100 353 850
Reinvested — 1,210 422
Redeemed (796) (2,519) (3,080)
Total Class C (696) (956) (1,808)
Class R
Issued 55 293 535
Reinvested — 734 222
Redeemed (274) (2,836) (793)
Total Class R (219) (1,809) (36)
Class R6
Issued 1,104 3,723 5,219
Reinvested — 5,288 1,562
Redeemed (5,754) (12,970) (6,747)
Total Class R6 (4,650) (3,959) 34
Class Y
Issued 18,149 25,589 29,519
Reinvested — 18,303 5,991
Redeemed (27,474) (50,242) (44,531)
Total Class Y (9,325) (6,350) (9,021)
Change in Shares (17,415) (13,104) (11,500)
* Pioneer Fundamental Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor Fund is
the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received
Class A, Class C, Class R6, Class R, and Class Y shares of the Fund, respectively.
(a) Effective August 31, 2026, the Fund’s fiscal year-end changed from March 31 to August 31.
(b) Rounds to less than 1 thousand shares.

Victory Portfolios IV
Financial Highlights
For a Share Outstanding Throughout Each Period
8
See notes to financial statements.
Victory Pioneer Fundamental Growth Fund
Class A*
Five Months
Ended
August 31,
2026 (a)
Year
Ended
March 31,
2026
Year
Ended
March 31,
2025
Year
Ended
March 31,
2024
Year
Ended
March 31,
2023
Year
Ended
March 31,
2022
Net Asset Value, Beginning of Period $29.90 $32.70 $34.54 $26.24 $29.25 $31.88
Investment Activities:
Net investment income (loss)(b) (0.07) (0.14) (0.08) (0.05)(c) (0.03) (0.09)
Net realized and unrealized gains (losses) 5.58 3.66 0.23 9.41 (1.92) 3.87
Total from Investment Activities 5.51 3.52 0.15 9.36 (1.95) 3.78
Distributions to Shareholders from:
Net realized gains — (6.32) (1.99) (1.06) (1.06) (6.41)
Total Distributions — (6.32) (1.99) (1.06) (1.06) (6.41)
Net Asset Value, End of Period $35.41 $29.90 $32.70 $34.54 $26.24 $29.25
Total Return(d)(e) 18.43% 9.22% (0.08)% 36.29% (6.44)% 10.70%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.99% 0.99%(h) 0.99% 1.01% 1.02% 1.00%
Net Investment Income (Loss)(f)(i) (0.47)% (0.39)% (0.23)% (0.16)% (0.13)% (0.26)%
Gross Expenses(f)(g) 1.01% 1.01%(h) 0.99% 1.01% 1.02% 1.00%
Supplemental Data:
Net Assets at end of period (000's) $1,359,286 $1,223,040 $1,338,690 $1,437,055 $1,006,630 $1,159,356
Portfolio Turnover(d)(j) 17%(k) 24%(k) 26%(k) 15% 12% 18%(k)
* Pioneer Fundamental Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor
Fund received Class A, Class C, Class R6, Class R, and Class Y shares of the Fund, respectively.
(a) Effective August 31, 2026, the Fund’s fiscal year-end changed from March 31 to August 31.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) The amount shown for a share outstanding does not correspond with net investment income on the Statement of Operations for the period due to timing of the sales and repurchase of shares.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(i) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(k) Excludes impact of in-kind transactions.

9
Victory Portfolios IV
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Pioneer Fundamental Growth Fund
Class C*
Five Months
Ended
August 31,
2026 (a)
Year
Ended
March 31,
2026
Year
Ended
March 31,
2025
Year
Ended
March 31,
2024
Year
Ended
March 31,
2023
Year
Ended
March 31,
2022
Net Asset Value, Beginning of Period $22.76 $26.34 $28.38 $21.88 $24.76 $28.01
Investment Activities:
Net investment income (loss)(b) (0.13) (0.31) (0.28) (0.22)(c) (0.18) (0.28)
Net realized and unrealized gains (losses) 4.25 3.05 0.23 7.78 (1.64) 3.44
Total from Investment Activities 4.12 2.74 (0.05) 7.56 (1.82) 3.16
Distributions to Shareholders from:
Net realized gains — (6.32) (1.99) (1.06) (1.06) (6.41)
Total Distributions — (6.32) (1.99) (1.06) (1.06) (6.41)
Net Asset Value, End of Period $26.88 $22.76 $26.34 $28.38 $21.88 $24.76
Total Return(d)(e) 18.10% 8.43% (0.82)% 35.28% (7.10)% 9.91%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.72% 1.72%(h) 1.72% 1.74% 1.74% 1.71%
Net Investment Income (Loss)(f)(i) (1.20)% (1.12)% (0.96)% (0.89)% (0.86)% (0.98)%
Gross Expenses(f)(g) 1.75% 1.74%(h) 1.72% 1.74% 1.74% 1.71%
Supplemental Data:
Net Assets at end of period (000's) $121,928 $119,073 $163,008 $226,890 $224,126 $356,963
Portfolio Turnover(d)(j) 17%(k) 24%(k) 26%(k) 15% 12% 18%(k)
* Pioneer Fundamental Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor
Fund received Class A, Class C, Class R6, Class R, and Class Y shares of the Fund, respectively.
(a) Effective August 31, 2026, the Fund’s fiscal year-end changed from March 31 to August 31.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) The amount shown for a share outstanding does not correspond with net investment income on the Statement of Operations for the period due to timing of the sales and repurchase of shares.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(i) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(k) Excludes impact of in-kind transactions.

Victory Portfolios IV
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
10
See notes to financial statements.
Victory Pioneer Fundamental Growth Fund
Class R*
Five Months
Ended
August 31,
2026 (a)
Year
Ended
March 31,
2026
Year
Ended
March 31,
2025
Year
Ended
March 31,
2024
Year
Ended
March 31,
2023
Year
Ended
March 31,
2022
Net Asset Value, Beginning of Period $27.84 $30.93 $32.90 $25.13 $28.17 $31.03
Investment Activities:
Net investment income (loss)(b) (0.11) (0.26) (0.21) (0.15)(c) (0.13) (0.21)
Net realized and unrealized gains (losses) 5.19 3.49 0.23 8.98 (1.85) 3.76
Total from Investment Activities 5.08 3.23 0.02 8.83 (1.98) 3.55
Distributions to Shareholders from:
Net realized gains — (6.32) (1.99) (1.06) (1.06) (6.41)
Total Distributions — (6.32) (1.99) (1.06) (1.06) (6.41)
Net Asset Value, End of Period $32.92 $27.84 $30.93 $32.90 $25.13 $28.17
Total Return(d)(e) 18.25% 8.76% (0.49)% 35.77% (6.80)% 10.22%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.38% 1.36%(h) 1.39% 1.39% 1.40% 1.40%
Net Investment Income (Loss)(f)(i) (0.86)% (0.78)% (0.63)% (0.53)% (0.51)% (0.66)%
Gross Expenses(f)(g) 1.40% 1.38%(h) 1.39% 1.39% 1.43% 1.40%
Supplemental Data:
Net Assets at end of period (000's) $61,329 $57,975 $120,377 $129,216 $96,175 $111,781
Portfolio Turnover(d)(j) 17%(k) 24%(k) 26%(k) 15% 12% 18%(k)
* Pioneer Fundamental Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor
Fund received Class A, Class C, Class R6, Class R, and Class Y shares of the Fund, respectively.
(a) Effective August 31, 2026, the Fund’s fiscal year-end changed from March 31 to August 31.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) The amount shown for a share outstanding does not correspond with net investment income on the Statement of Operations for the period due to timing of the sales and repurchase of shares.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(i) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(k) Excludes impact of in-kind transactions.

11
Victory Portfolios IV
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Pioneer Fundamental Growth Fund
Class R6*
Five Months
Ended
August 31,
2026 (a)
Year
Ended
March 31,
2026
Year
Ended
March 31,
2025
Year
Ended
March 31,
2024
Year
Ended
March 31,
2023
Year
Ended
March 31,
2022
Net Asset Value, Beginning of Period $30.56 $33.20 $34.92 $26.46 $29.39 $31.94
Investment Activities:
Net investment income (loss)(b) (0.02) (0.02) 0.04 0.06 0.06 0.03(c)
Net realized and unrealized gains (losses) 5.71 3.70 0.23 9.50 (1.93) 3.87
Total from Investment Activities 5.69 3.68 0.27 9.56 (1.87) 3.90
Distributions to Shareholders from:
Net investment income — — — (0.04) — (0.04)
Net realized gains — (6.32) (1.99) (1.06) (1.06) (6.41)
Total Distributions — (6.32) (1.99) (1.10) (1.06) (6.45)
Net Asset Value, End of Period $36.25 $30.56 $33.20 $34.92 $26.46 $29.39
Total Return(d)(e) 18.62% 9.58% 0.27% 36.77% (6.14)% 11.08%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.65% 0.65%(h) 0.65% 0.66% 0.67% 0.66%
Net Investment Income (Loss)(f)(i) (0.13)% (0.05)% 0.11% 0.19% 0.22% 0.09%
Gross Expenses(f)(g) 0.67% 0.67%(h) 0.65% 0.66% 0.67% 0.66%
Supplemental Data:
Net Assets at end of period (000's) $810,680 $825,518 $1,028,274 $1,080,400 $731,131 $844,949
Portfolio Turnover(d)(j) 17%(k) 24%(k) 26%(k) 15% 12% 18%(k)
* Pioneer Fundamental Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor
Fund received Class A, Class C, Class R6, Class R, and Class Y shares of the Fund, respectively.
(a) Effective August 31, 2026, the Fund’s fiscal year-end changed from March 31 to August 31.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) The amount shown for a share outstanding does not correspond with net investment income on the Statement of Operations for the period due to timing of the sales and repurchase of shares.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(i) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(k) Excludes impact of in-kind transactions.

Victory Portfolios IV
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
12
See notes to financial statements.
Victory Pioneer Fundamental Growth Fund
Class Y*
Five Months
Ended
August 31,
2026 (a)
Year
Ended
March 31,
2026
Year
Ended
March 31,
2025
Year
Ended
March 31,
2024
Year
Ended
March 31,
2023
Year
Ended
March 31,
2022
Net Asset Value, Beginning of Period $30.91 $33.55 $35.31 $26.76 $29.73 $32.25
Investment Activities:
Net investment income (loss)(b) (0.03) (0.05) —(c) 0.03 0.03 (0.01)
Net realized and unrealized gains (losses) 5.77 3.73 0.23 9.60 (1.94) 3.91
Total from Investment Activities 5.74 3.68 0.23 9.63 (1.91) 3.90
Distributions to Shareholders from:
Net investment income — — — (0.02) — (0.01)
Net realized gains — (6.32) (1.99) (1.06) (1.06) (6.41)
Total Distributions — (6.32) (1.99) (1.08) (1.06) (6.42)
Net Asset Value, End of Period $36.65 $30.91 $33.55 $35.31 $26.76 $29.73
Total Return(d)(e) 18.57% 9.47% 0.15% 36.59% (6.20)% 10.97%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.75% 0.76%(h) 0.76% 0.76% 0.76% 0.76%
Net Investment Income (Loss)(f)(i) (0.22)% (0.15)% 0.01% 0.09% 0.13% (0.03)%
Gross Expenses(f)(g) 0.77% 0.77%(h) 0.76% 0.76% 0.76% 0.76%
Supplemental Data:
Net Assets at end of period (000's) $3,880,513 $3,560,943 $4,078,562 $4,610,683 $3,410,508 $3,798,296
Portfolio Turnover(d)(j) 17%(k) 24%(k) 26%(k) 15% 12% 18%(k)
* Pioneer Fundamental Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor
Fund received Class A, Class C, Class R6, Class R, and Class Y shares of the Fund, respectively.
(a) Effective August 31, 2026, the Fund’s fiscal year-end changed from March 31 to August 31.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(i) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(k) Excludes impact of in-kind transactions.

Notes to Financial Statements
August 31, 2026
Victory Portfolios IV
13
1. Organization:
Victory Portfolios IV (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 26 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”). The Fund is classified as diversified under the 1940 Act.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.  Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
On July 14, 2026, the Board of Trustees (the "Board") approved the fiscal year-end change for the Fund from March 31 to August 31. The first full cycle of the new fiscal year-end reporting will begin September 1, 2026. As a result of the change, the Fund has an August 31, 2026, fiscal five-month transition period, the results of which are reported in this Annual Report for the period ended August 31, 2026.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing mean, if available, or otherwise at the bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Pioneer Fundamental Growth Fund Fundamental Growth Fund Class A, Class C, Class R, Class R6,
and Class Y

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
14
The principal exchanges and markets for non-U.S. equity securities have closing times prior to the close of the New York Stock Exchange.
However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Fund uses a fair value model developed by an independent pricing service to value non-U.S. equity securities. On a daily basis, the pricing service recommends changes, based on a proprietary model, to the closing market prices of each non-U.S. security held by the Fund to reflect the security’s fair value at the time the Fund determines its net asset value. These recommendations are applied in accordance with the Adviser’s (the valuation designee’s) valuation procedures. These valuations are typically categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of August 31, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of August 31, 2026, there were no significant transfers into or out of Level 3.
Investment Transactions and Related Income:
Investment transactions are recorded on trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period.  Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Interest income is accrued daily and recorded using the effective interest method, which includes the amortization of premiums and accretion of discounts on debt securities.
Withholding taxes on foreign dividends, interest, and capital gains have been provided for in accordance with the applicable tax rules and rates of each respective country.
Securities Lending:
Effective May 8, 2026, the Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans with collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Fund’s Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral, and therefore it is not disclosed on the Fund’s Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations.
Loans are terminable upon demand, and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of August 31, 2026, the Fund did not have any securities on loan.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund had a tax year end of March 31, and effective August 31, 2026, the Fund changed its tax year end to August
31.
For the five months ended August 31, 2026, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Level 1 Level 2 Level 3 Total
Fundamental Growth Fund
Common Stocks ............................................... $ 6,231,143 $ — $ — $ 6,231,143
Total ....................................................... $ 6,231,143 $ — $ — $ 6,231,143

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
15
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which include the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition and purchases and sales associated with in-
kind transactions) for the five months ended August 31, 2026, were as follows (amounts in thousands). Any realized gains or losses from in-kind redemptions are reflected on the Statement of Operations as net realized gains (losses) from in-kind redemptions.
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within their principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of August 31, 2026, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
*Amount is less than 0.05%
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of the Fund. The rates at which the Adviser is paid by the Fund are included in the table below.
Amounts incurred and paid to VCM for the five months ended August 31, 2026, and the year ended March 31, 2026, are reflected on the
Statement of Operations as Investment advisory fees.
Excluding U.S. Government
Securities and In-Kind Transactions Associated with In-Kind Transactions
Purchases Sales Purchases Sales
Fundamental Growth Fund .................................. $ 1,075,576 $ 1,291,613 $ — $ 390,662
Fundamental Growth Fund
Ownership %
Victory Pioneer Solutions-Balanced Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.0*
Adviser Fee Tier Rates
Up to $1
billion
Over $1 billion -
$7.5 billion
Over $7.5
billion
Fundamental Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65%, plus 0.60%, plus 0.55%

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
16
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of all Companies and Funds (as defined in the Administration and
Fund Accounting Agreement) together with all other registered investment companies for which VCM acts as administrator, and allocated to the
Fund on a pro rata basis calculated based on the Fund’s average daily net assets. The tiered rates at which VCM is paid by the Fund are shown in the table below:
Amounts incurred for the five months ended August 31, 2026, and the year ended March 31, 2026, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with the Chief
Compliance Officer, and the implementation of new reports required by new rules adopted by the SEC under the 1940 Act.
Transfer Agency Fees:
FIS Investor Services LLC serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of its reasonable out-of-pocket expenses incurred in providing these services. Total transfer agent fees incurred for the five months ended August 31, 2026, and the year ended March 31, 2026, are reflected on the Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders' accounts were maintained directly at the Fund’s transfer agent. Total sub-transfer agent fees incurred for the five months ended August 31, 2026, and the year ended March 31, 2026, are reflected on the Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as the distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Services Plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee for Class A, Class C and Class R, at an annual rate of up to 0.25%, 1.00%, and 0.50%, respectively, of the average daily net assets. Amounts incurred and paid to the Distributor for the five months ended August 31, 2026, are reflected on the Statement of
Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A and Class C. For the five months ended August
31, 2026, and the year ended March 31, 2026, the Distributor did not receive any commissions.
Other Fees:
Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Total custodian fees incurred for the five months ended August 31, 2026, and the year ended March 31, 2026, are reflected on the Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of August 31, 2026, the expense limits (excluding voluntary waivers) were as follows:
Annual Charge
Up to $15
billion
Over $15 billion
- $30 billion
Over $30
billion - $85
billion
Over $85
billion
Fundamental Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.08%, plus 0.05%, plus 0.04%, plus 0.03%
In effect until April 1, 2028
Class A Class C Class R Class R6 Class Y
Fundamental Growth Fund . . . . . . . . . . . . . . . . . . . . . . . 0.99% 1.72% 1.39% 0.65% 0.76%

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
17
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to two years (twenty-four (24) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2026.
For the year ended August 31, 2026, the following recoupment amount was paid to the Adviser (amounts in thousands):
(a)     Rounds to less than $1 thousand.
The dates in the table below represent the fiscal year-end in which the 24-month recoupment period expires. As of August 31, 2026,  these amounts are available to be repaid to the Adviser (amounts in thousands):
As of March 31, 2026, these amounts were available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Fund in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the five months ended August 31, 2026, and the year ended
March 31, 2026.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
6. Risks:
The following describes principal risks that you may assume as an investor in the Fund. The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Fund may be subject to other risks in addition to these identified risks.
Market Risk — The market prices of securities or other assets held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, political instability, recessions, inflation, changes in interest or currency rates, lack of liquidity in the markets, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment. If the market prices of the Fund’s securities and assets fall, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.
Growth Style Risk — The Fund’s investments may not have the growth potential originally expected. Growth stocks may fall out of favor with investors and underperform the overall equity market. Growth securities may also be more volatile than other investments because they often do not pay dividends. The values of growth securities tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows.
Portfolio Selection Risk — The Adviser’s judgment about a particular security or issuer, or about the economy or a particular sector, region, market segment or industry, or about an investment strategy, may prove to be incorrect or may not produce the desired results, or there may be imperfections, errors or limitations in the models, tools and information used by the Adviser.
Issuer Focus Risk —  The Fund may invest in fewer than 40 securities, and as a result, the Fund’s performance may be more volatile than the performance of funds holding more securities.
Market Segment Risk —  To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.
Industries in the technology segment, such as information technology, communications equipment, computer hardware and software, and office and scientific equipment, are generally subject to risks of rapidly evolving technology, short product lives, rates of corporate expenditures, falling prices and profits, competition from new market entrants, and general economic conditions. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of, or inability to enforce, those rights.
Amount
Fundamental Growth Fund .............................................................................. $ —(a)
August 31,
2027
August 31,
2028 Total
Fundamental Growth Fund .......................................................... $ 424 $ 1,174 $ 1,598
March 31,
2028 Total
Fundamental Growth Fund ...................................................................... $ 1,105 $ 1,105

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
18
7. Borrowing and Interfund Lending:
Line of Credit:
The Trust participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with Citibank, the Trust may borrow up to $250 million. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the period from September 1,
2025, through January 27, 2026, Citibank received an annual commitment fee of 0.20% for providing the Line of Credit. Effective January 28,
2026, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee changed to 0.275%. Additionally, the agreement was renewed again effective June 23, 2026, with a termination date of June 21, 2027, and the annual commitment fee remained unchanged at 0.275%. Each fund in the Trust paid a pro-rata portion of the commitment fees plus interest on amounts borrowed. Interest prior to renewal was based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.00%, plus 0.10% SOFR adjustment. Pursuant to the amendment on June 22, 2026, the interest is based on the one-month SOFR plus 1.25%, plus 0.10% SOFR adjustment. Interest charged to the
Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the five months ended August 31, 2026, and the year ended March 31,
2026.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the five months ended August 31, 2026, and the year ended March 31, 2026.
8. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders)
are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification, utilized earnings and profit distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of August 31, 2026, reclassification adjustments on the Statement of Assets and Liabilities that are a result of permanent book-to-tax differences were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
During the five months ended August 31, 2026, the Fund did not pay distributions.
Total
Accumulated
Earnings
(Loss) Capital
Fundamental Growth Fund .................................................................... $ (298,579) $ 298,579

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
19
As of August 31, 2026, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis net unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.
As of August 31, 2026, the Fund had no capital loss carryforwards for federal income tax purposes.
As of August 31, 2026, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
9. Segment Reporting:
The Adviser’s Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Year Ended March 31, 2026
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Fundamental Growth Fund ................................................... $ 22,234 $ 1,143,750 $ 1,165,984
Year Ended March 31, 2025
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Fundamental Growth Fund ................................................... $ 8,175 $ 400,631 $ 408,806
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
(Loss)
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Fundamental Growth Fund ........................... $ 20,834 $ 751,868 $ 772,702 $ 3,188,033 $ 3,960,735
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Fundamental Growth Fund ............................. $ 3,043,110 $ 3,326,063 $ (138,030) $ 3,188,033

20
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Victory Portfolios IV and the shareholders of Victory Pioneer Fundamental Growth Fund
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Victory Pioneer Fundamental Growth Fund (the “Fund”) (one of the
funds constituting Victory Portfolios IV), including the schedule of portfolio investments, as of August 31, 2026, the related statements of operations for the five month period ended August 31, 2026 and the year ended March 31, 2026, statements of changes in net assets for the five month period ended August 31, 2026 and each of the two years in the period ended March 31, 2026, financial highlights for the five month period ended August 31, 2026 and each of the three years in the period ended March 31, 2026, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, and the results of its operations for the five month period ended August 31,
2026 and the year ended March 31, 2026, the changes in its net assets for the five month period ended August 31, 2026 and each of the two years in the period ended March 31, 2026, and the financial highlights for the five month period ended August 31, 2026 and each of the three years in the period ended March 31, 2026 in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the years ended March 31, 2023 and 2022 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated May 25, 2023.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 27, 2026
We have served as the auditor of one or more of the Victory Pioneer investment companies since 2024.

Supplemental Information
August 31, 2026
Victory Portfolios IV
21
(Unaudited)
Additional Federal Income Tax Information
For the Fund's five months ended August 31, 2026, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of 42%.
For the five months ended August 31, 2026, the Fund designated long-term capital gain distributions in the amount of $25,081 thousand.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 539-3863
19341-1026

August 31, 2026
Annual: Full Financials
Victory Pioneer Global Equity Fund

Victory
Portfolios
IV
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 539-3863, and a Form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
6
Statement of Operations
7
Statements of Changes in Net Assets
8
Financial Highlights
10
Notes to Financial Statements (Form N-CSR Item 7) 14
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 23
Supplemental Information (Unaudited)
Additional Federal Income Tax Information
24

Schedule of Portfolio Investments
August 31, 2026
Victory Portfolios IV
Victory Pioneer Global Equity Fund
2
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (96.6%)
Canada (1.7%):
Materials (1.7%):
Barrick Mining Corp. .................................................... 341,581 $ 15,313
Denmark (1.0%):
Financials (0.6%):
Danske Bank A/S ....................................................... 92,331 5,344
Health Care (0.4%):
Novo Nordisk A/S, ADR .................................................. 96,873 4,391
9,735
Finland (0.5%):
Information Technology (0.5%):
Nokia Oyj, ADR ....................................................... 440,423 4,466
France (0.6%):
Information Technology (0.6%):
Capgemini SE ......................................................... 41,150 5,137
Germany (1.7%):
Health Care (0.4%):
BioNTech SE, ADR(a) ................................................... 34,726 3,529
Industrials (1.3%):
Hensoldt AG .......................................................... 118,050 11,751
15,280
Ireland (5.6%):
Consumer Staples (0.9%):
Kerry Group PLC, Class A ................................................ 81,102 7,912
Financials (1.7%):
Bank of Ireland Group PLC ............................................... 724,606 15,971
Industrials (0.9%):
Ryanair Holdings PLC ................................................... 326,398 8,730
Materials (2.1%):
CRH PLC ............................................................ 207,972 19,609
52,222
Italy (2.1%):
Financials (1.0%):
Nexi SpA(b)(c) ........................................................ 1,788,145 9,141
Materials (1.1%):
Buzzi SpA ............................................................ 207,341 9,885
19,026
Japan (5.4%):
Consumer Discretionary (0.8%):
Nitori Holdings Co. Ltd. .................................................. 360,500 6,868
Financials (0.7%):
Sumitomo Mitsui Financial Group, Inc. ....................................... 145,400 6,244
Industrials (3.0%):
Fuji Electric Co. Ltd. .................................................... 172,600 14,755
Mitsubishi Electric Corp. ................................................. 382,500 13,271
28,026
Information Technology (0.9%):
FUJIFILM Holdings Corp. ................................................ 396,100 8,381
49,519
Mexico (1.5%):
Consumer Staples (0.5%):
Fomento Economico Mexicano SAB de CV, ADR ............................... 44,114 5,312

Victory Portfolios IV
Victory Pioneer Global Equity Fund
3
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Financials (1.0%):
Grupo Financiero Banorte SAB de CV, Class O ................................. 796,664 $ 9,021
14,333
Netherlands (1.3%):
Financials (1.3%):
ABN AMRO Bank NV, Class CV ........................................... 254,145 12,306
Russian Federation (0.0%):
Consumer Staples (0.0%):
Magnit PJSC(a)(d)(e) .................................................... 26,745 —
Energy (0.0%):
Rosneft Oil Co. PJSC(a)(d)(e) .............................................. 553,394 —
—
South Korea (8.9%):
Financials (3.5%):
Hana Financial Group, Inc. ................................................ 189,062 18,828
KB Financial Group, Inc. ................................................. 107,805 13,641
32,469
Industrials (1.6%):
Hyundai Rotem Co. Ltd. .................................................. 86,138 8,567
LG Corp. ............................................................. 68,611 5,967
14,534
Information Technology (3.8%):
Samsung Electronics Co. Ltd. .............................................. 129,370 24,362
SK hynix, Inc. ......................................................... 8,967 10,940
35,302
82,305
Spain (0.6%):
Financials (0.6%):
Banco de Sabadell SA ................................................... 1,257,528 5,305
Switzerland (0.5%):
Materials (0.5%):
Amcor PLC ........................................................... 97,363 4,468
Taiwan (1.8%):
Information Technology (1.8%):
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 222,000 16,767
United Kingdom (3.3%):
Consumer Staples (0.5%):
Unilever PLC, ADR ..................................................... 69,373 4,499
Energy (1.8%):
Shell PLC, ADR ....................................................... 185,623 16,975
Financials (1.0%):
Willis Towers Watson PLC ................................................ 27,543 9,325
30,799
United States (60.1%):
Communication Services (3.1%):
Alphabet, Inc., Class A ................................................... 57,208 19,414
T-Mobile US, Inc. ...................................................... 51,059 9,213
28,627
Consumer Discretionary (2.4%):
Airbnb, Inc., Class A(a) .................................................. 32,823 6,014
Darden Restaurants, Inc. .................................................. 18,968 4,064
eBay, Inc. ............................................................ 73,119 7,572
Lowe's Cos., Inc. ....................................................... 20,999 4,299
21,949
Consumer Staples (1.5%):
BJ's Wholesale Club Holdings, Inc.(a) ........................................ 99,749 9,042

Victory Portfolios IV
Victory Pioneer Global Equity Fund
4
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Celsius Holdings, Inc.(a) .................................................. 143,173 $ 4,503
13,545
Energy (3.4%):
Expand Energy Corp. .................................................... 68,223 6,697
HF Sinclair Corp. ....................................................... 110,269 11,205
Ovintiv, Inc. .......................................................... 90,377 5,933
Range Resources Corp. ................................................... 190,126 7,856
31,691
Financials (13.3%):
Bank of America Corp. ................................................... 687,358 42,575
Citizens Financial Group, Inc. .............................................. 184,373 12,698
Huntington Bancshares, Inc. ............................................... 1,095,830 18,284
KeyCorp ............................................................. 415,837 8,986
PayPal Holdings, Inc. .................................................... 117,674 6,197
U.S. Bancorp .......................................................... 272,332 16,770
Wells Fargo & Co. ...................................................... 197,934 17,100
122,610
Health Care (6.5%):
AbbVie, Inc. .......................................................... 23,512 6,029
Bristol-Myers Squibb Co. ................................................. 159,374 10,648
Cardinal Health, Inc. .................................................... 84,799 19,895
Elevance Health, Inc. .................................................... 44,541 17,484
Eli Lilly & Co. ......................................................... 4,913 5,683
59,739
Industrials (5.3%):
EMCOR Group, Inc. .................................................... 10,998 8,078
Generac Holdings, Inc.(a) ................................................. 22,054 4,088
MasTec, Inc.(a) ........................................................ 41,549 9,963
Regal Rexnord Corp. .................................................... 90,639 14,362
Uber Technologies, Inc.(a) ................................................ 105,147 7,954
Union Pacific Corp. ..................................................... 15,953 4,797
49,242
Information Technology (20.6%):
Adobe, Inc.(a) ......................................................... 55,812 16,341
Advanced Micro Devices, Inc.(a) ............................................ 39,054 18,384
Axcelis Technologies, Inc.(a) .............................................. 96,560 11,136
Cisco Systems, Inc. ..................................................... 153,616 16,973
Cognizant Technology Solutions Corp., Class A ................................. 111,480 7,199
Everpure, Inc., Class A(a) ................................................. 97,999 9,109
International Business Machines Corp. ........................................ 47,786 11,176
Microsoft Corp. ........................................................ 61,252 31,073
NVIDIA Corp. ......................................................... 117,280 25,893
QUALCOMM, Inc. ..................................................... 93,460 15,933
Salesforce, Inc. ........................................................ 107,111 27,585
190,802
Materials (1.8%):
Almonty Industries, Inc.(a) ................................................ 171,318 3,049
Newmont Corp. ........................................................ 109,198 13,766
16,815
Utilities (2.2%):
Eversource Energy ...................................................... 292,891 20,543
555,563
Total Common Stocks (Cost $659,372) 892,544
Security Description
Principal Amount
(000)
a
Value
(000)
Short-Term Investments (3.0%)
U.S. Treasury Obligations (1.8%):
U.S. Treasury Bills
3.63%, 9/1/26(f) .................................................... $ 5,000 5,000

Victory Portfolios IV
Victory Pioneer Global Equity Fund
5
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of August 31, 2026, the fair value of these securities was
$9,141 (thousands) and amounted to 1.0% of net assets.
(c) All or a portion of this security is on loan.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of August 31, 2026. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial
Statements)
(e) The following table details the earliest acquisition date, cost, and market value of the Fund's restricted securities due to trading restrictions at August 31,
2026 (amounts in thousands):
(f) Rate represents the effective yield at August 31, 2026.
(g) Rate disclosed is the daily yield on August 31, 2026.
Security Description
Principal Amount
(000)
a
Value
(000)
2.36%, 9/3/26(f) .................................................... $ 1,000 $ 1,000
3.38%, 9/15/26(f) ................................................... 12,000 11,983
17,983
Shares
Collateral for Securities Loaned (1.2%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.57%(g) ........ 2,367,276 2,368
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.61%(g) ............ 2,367,276 2,367
Invesco Government & Agency Portfolio, Institutional Shares, 3.67%(g) ............... 2,367,276 2,367
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.58%(g) . 2,367,276 2,367
9,469
Total Short-Term Investments (Cost $27,452) 27,452
Total Investments (Cost $686,824) — 99.6% 919,996
Other assets in excess of liabilities — 0.4% 3,834
NET ASSETS — 100.00% $ 923,830
Security Name Acquisition Date Cost Value
Magnit PJSC ...................................................... 7/23/20 $ 1,858 $ —
Rosneft Oil Co. PJSC ................................................ 6/23/21 4,457 —
Total (0.0% of net assets) $6,315 $—
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Statement of Assets and Liabilities
August 31, 2026
6
See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands, Except Per Share Amounts)
Victory Pioneer
Global Equity Fund
Assets:
Investments, at value (Cost $686,824) $ 919,996 (a)
Foreign currency, at value (Cost $353) 352
Cash 2,916
Receivables:
Dividends, interest, and securities lending income 1,163
Capital shares issued 9,237
From Adviser 118
Reclaims 769
Prepaid expenses 33
Total Assets 934,584
Liabilities:
Payables:
Collateral received on loaned securities 9,469
Investments purchased 14
Capital shares redeemed 471
Accrued expenses and other payables:
Investment advisory fees 502
Administration fees 33
Custodian fees 16
Transfer agent fees 29
Sub-Transfer agent fees 105
Trustees' fees 5
12b-1 fees 34
Other accrued expenses 76
Total Liabilities 10,754
Commitments and contingencies (Note 5 )
Net Assets:
Capital 605,239
Total accumulated earnings (loss) 318,591
Net Assets $ 923,830
Net Assets:
Class A $ 272,458
Class C 10,309
Class R6 114,324
Class Y 526,739
Total $ 923,830
Shares (unlimited number of shares authorized with no par value):
Class A 10,017
Class C 396
Class R6 4,181
Class Y 19,182
Total 33,776
Net asset value, offering and redemption price per share:(b)
Class A $ 27.20
Class C(c) 26.05
Class R6 27.34
Class Y 27.46
Maximum Sales Charge — Class A 5.75%
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 28.86
(a) Includes $8,981 thousand of securities on loan.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(c) Redemption price per share varies by length of time shares are held.

Statement of Operations
For the Year Ended August 31, 2026
7
See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands)
Victory Pioneer
Global Equity Fund
Investment Income:
Dividends $ 19,091
Interest 483
Securities lending (net of fees) 1
Foreign tax withholding (1,150)
Total Income 18,425
Expenses:
Investment advisory fees 4,968
Administration fees 330
Sub-Administration fees 12
12b-1 fees — Class A 619
12b-1 fees — Class C 86
Custodian fees 62
Transfer agent fees — Class A 103
Transfer agent fees — Class C 2
Transfer agent fees — Class R6 1
Transfer agent fees — Class Y 20
Sub-Transfer agent fees — Class A 136
Sub-Transfer agent fees — Class C 4
Sub-Transfer agent fees — Class Y 402
Trustees' fees 26
Legal and audit fees 65
State registration and filing fees 84
Other expenses 41
Recoupment of prior expenses waived/reimbursed by Adviser 1
Total Expenses 6,962
Less fees paid indirectly (1)
Expenses waived/reimbursed by Adviser (383)
Net Expenses 6,578
Net Investment Income (Loss) 11,847
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 99,671
Net realized gains (losses) from in-kind redemptions 9,936
Net realized gains (losses) on written options (4,434)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 82,895
Net change in unrealized appreciation/depreciation on written options 2,946
Net realized/unrealized gains (losses) on investments 191,014
Change in net assets resulting from operations $ 202,861

8
(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
See notes to financial statements.
Victory Pioneer Global Equity Fund
Year
Ended
August 31, 2026
Year
Ended
August 31, 2025*
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 11,847 $ 7,797
Net realized gains (losses) 105,173 66,302
Net change in unrealized appreciation/depreciation 85,841 40,787
Change in net assets resulting from operations 202,861 114,886
Distributions to Shareholders:
Class A (25,052) (12,148)
Class C (771) (381)
Class R — (986)
Class R6 (8,967) (5,771)
Class Y (39,406) (19,616)
Change in net assets resulting from distributions to shareholders (74,196) (38,902)
Change in net assets resulting from capital transactions 178,807 (3,740)
Change in net assets 307,472 72,244
Net Assets:
Beginning of period 616,358 544,114
End of period $ 923,830 $ 616,358
* Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund
is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received
Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.

9
(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Pioneer Global Equity Fund
Year
Ended
August 31, 2026
Year
Ended
August 31, 2025*
Capital Transactions:
Class A
Proceeds from shares issued $ 32,385 $ 27,612
Distributions reinvested 24,286 11,693
Cost of shares redeemed (43,985) (25,376)
Total Class A $ 12,686 $ 13,929
Class C
Proceeds from shares issued $ 3,130 $ 1,331
Distributions reinvested 771 381
Cost of shares redeemed (1,692) (2,026)
Total Class C $ 2,209 $ (314)
Class R
Proceeds from shares issued $ — $ 868
Distributions reinvested — 986
Cost of shares redeemed — (16,74 5 )
Total Class R $ — $ (14,89 1 )
Class R6
Proceeds from shares issued $ 32,803 $ 1,528
Distributions reinvested 8,967 5,763
Cost of shares redeemed (23,324) (18,150)
Total Class R6 $ 18,446 $ (10,859)
Class Y
Proceeds from shares issued $ 212,851 $ 79,166
Distributions reinvested 39,204 19,398
Cost of shares redeemed (106,589) (90,169)
Total Class Y $ 145,466 $ 8,395
Change in net assets resulting from capital transactions $ 178,807 $ (3,740)
Share Transactions:
Class A
Issued 1,306 1,401
Reinvested 1,066 613
Redeemed (1,781) (1,254)
Total Class A 591 760
Class C
Issued 135 70
Reinvested 35 21
Redeemed (72) (107)
Total Class C 98 (16)
Class R
Issued — 45
Reinvested — 52
Redeemed — (874)
Total Class R — (777)
Class R6
Issued 1,289 75
Reinvested 391 301
Redeemed (941) (888)
Total Class R6 739 (512)
Class Y
Issued 8,478 3,825
Reinvested 1,704 1,011
Redeemed (4,259) (4,513)
Total Class Y 5,923 323
Change in Shares 7,351 (222)
* Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund
is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received
Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.

Victory Portfolios IV
Financial Highlights
For a Share Outstanding Throughout Each Period
10
See notes to financial statements.
Victory Pioneer Global Equity Fund
Class A*
Year
Ended
August 31,
2026
Year
Ended
August 31,
2025
Year
Ended
August 31,
2024
Year
Ended
August 31,
2023
Year
Ended
August 31,
2022
Net Asset Value, Beginning of Period $23.23 $20.35 $16.96 $15.69 $21.08
Investment Activities:
Net investment income (loss)(a) 0.33 0.25 0.26 0.26 0.26
Net realized and unrealized gains (losses) 6.29 4.04 3.40 1.93 (1.87)
Total from Investment Activities 6.62 4.29 3.66 2.19 (1.61)
Distributions to Shareholders from:
Net investment income (0.42) (0.34) (0.25) (0.22) (0.35)
Net realized gains (2.23) (1.07) (0.02) (0.70) (3.43)
Total Distributions (2.65) (1.41) (0.27) (0.92) (3.78)
Net Asset Value, End of Period $27.20 $23.23 $20.35 $16.96 $15.69
Total Return(b) 30.93% 22.70%(c) 21.86% 14.56% (9.05)%(d)
Ratios to Average Net Assets:
Net Expenses(e) 1.08%(f) 1.11% 1.10% 1.09% 1.10%
Net Investment Income (Loss)(g) 1.34% 1.23% 1.44% 1.62% 1.45%
Gross Expenses(e) 1.08%(f) 1.11% 1.15% 1.22% 1.20%
Supplemental Data:
Net Assets at end of period (000's) $272,458 $218,938 $176,333 $151,894 $141,637
Portfolio Turnover(h) 52%( i ) 68% 52%( i ) 63% 72%
* Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The
Predecessor Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the
Predecessor Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) For the year ended August 31, 2025, the Fund's total return includes gains in settlement of class action lawsuits. The impact on Class A's total return was less than 0.005%.
(d) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended August 31, 2022, the total return would have been
(9.11)%.
(e) Does not include acquired fund fees and expenses, if any.
(f) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(g) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
( i ) Excludes impact of in-kind transactions.

11
Victory Portfolios IV
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Pioneer Global Equity Fund
Class C*
Year
Ended
August 31,
2026
Year
Ended
August 31,
2025
Year
Ended
August 31,
2024
Year
Ended
August 31,
2023
Year
Ended
August 31,
2022
Net Asset Value, Beginning of Period $22.38 $19.62 $16.35 $15.23 $20.57
Investment Activities:
Net investment income (loss)(a) 0.14 0.09 0.12 0.13 0.12
Net realized and unrealized gains (losses) 6.05 3.92 3.27 1.87 (1.82)
Total from Investment Activities 6.19 4.01 3.39 2.00 (1.70)
Distributions to Shareholders from:
Net investment income (0.29) (0.18) (0.10) (0.18) (0.21)
Net realized gains (2.23) (1.07) (0.02) (0.70) (3.43)
Total Distributions (2.52) (1.25) (0.12) (0.88) (3.64)
Net Asset Value, End of Period $26.05 $22.38 $19.62 $16.35 $15.23
Total Return(b) 29.99% 21.85%(c) 20.87% 13.71% (9.69)%(d)
Ratios to Average Net Assets:
Net Expenses(e) 1.80%(f) 1.86% 1.85% 1.85% 1.82%
Net Investment Income (Loss)(g) 0.60% 0.46% 0.67% 0.85% 0.71%
Gross Expenses(e) 1.80%(f) 1.87% 1.89% 1.98% 1.91%
Supplemental Data:
Net Assets at end of period (000's) $10,309 $6,675 $6,160 $6,837 $7,440
Portfolio Turnover(h) 52%( i ) 68% 52%( i ) 63% 72%
* Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The
Predecessor Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the
Predecessor Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) For the year ended August 31, 2025, the Fund's total return includes gains in settlement of class action lawsuits. The impact on Class C's total return was less than 0.005%.
(d) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended August 31, 2022, the total return would have been
(9.75)%.
(e) Does not include acquired fund fees and expenses, if any.
(f) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(g) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
( i ) Excludes impact of in-kind transactions.

Victory Portfolios IV
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
12
See notes to financial statements.
Victory Pioneer Global Equity Fund
Class R6*
Year
Ended
August 31,
2026
Year
Ended
August 31,
2025
Year
Ended
August 31,
2024
Year
Ended
August 31,
2023
Year
Ended
August 31,
2022
Net Asset Value, Beginning of Period $23.33 $20.43 $17.03 $15.71 $21.10
Investment Activities:
Net investment income (loss)(a) 0.42 0.32 0.33 0.33 0.33
Net realized and unrealized gains (losses) 6.31 4.06 3.41 1.93 (1.86)
Total from Investment Activities 6.73 4.38 3.74 2.26 (1.53)
Distributions to Shareholders from:
Net investment income (0.49) (0.41) (0.32) (0.24) (0.43)
Net realized gains (2.23) (1.07) (0.02) (0.70) (3.43)
Total Distributions (2.72) (1.48) (0.34) (0.94) (3.86)
Net Asset Value, End of Period $27.34 $23.33 $20.43 $17.03 $15.71
Total Return(b) 31.36% 23.16%(c) 22.27% 15.05% (8.67)%(d)
Ratios to Average Net Assets:
Net Expenses(e) 0.73%(f) 0.74% 0.73% 0.70% 0.70%
Net Investment Income (Loss)(g) 1.68% 1.58% 1.79% 2.02% 1.85%
Gross Expenses(e) 0.73%(f) 0.75% 0.77% 0.83% 0.80%
Supplemental Data:
Net Assets at end of period (000's) $114,324 $80,275 $80,775 $73,174 $64,215
Portfolio Turnover(h) 52%( i ) 68% 52%( i ) 63% 72%
* Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The
Predecessor Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the
Predecessor Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended August 31, 2025, the total return would have been 23.10%
(d) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended August 31, 2022, the total return would have been
(8.72)%.
(e) Does not include acquired fund fees and expenses, if any.
(f) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(g) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
( i ) Excludes impact of in-kind transactions.

13
Victory Portfolios IV
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Pioneer Global Equity Fund
Class Y*
Year
Ended
August 31,
2026
Year
Ended
August 31,
2025
Year
Ended
August 31,
2024
Year
Ended
August 31,
2023
Year
Ended
August 31,
2022
Net Asset Value, Beginning of Period $23.41 $20.50 $17.09 $15.76 $21.15
Investment Activities:
Net investment income (loss)(a) 0.42 0.32 0.34 0.34 0.34
Net realized and unrealized gains (losses) 6.35 4.07 3.41 1.93 (1.88)
Total from Investment Activities 6.77 4.39 3.75 2.27 (1.54)
Distributions to Shareholders from:
Net investment income (0.49) (0.41) (0.32) (0.24) (0.42)
Net realized gains (2.23) (1.07) (0.02) (0.70) (3.43)
Total Distributions (2.72) (1.48) (0.34) (0.94) (3.85)
Net Asset Value, End of Period $27.46 $23.41 $20.50 $17.09 $15.76
Total Return(b) 31.42% 23.12%(c) 22.25% 15.06% (8.66)%(d)
Ratios to Average Net Assets:
Net Expenses(e) 0.74%(f) 0.75% 0.74% 0.70% 0.70%
Net Investment Income (Loss)(g) 1.66% 1.57% 1.84% 2.10% 1.99%
Gross Expenses(e) 0.83%(f) 0.86% 0.89% 0.95% 0.92%
Supplemental Data:
Net Assets at end of period (000's) $526,739 $310,469 $265,203 $188,805 $63,260
Portfolio Turnover(h) 52%( i ) 68% 52%( i ) 63% 72%
* Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The
Predecessor Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the
Predecessor Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) For the year ended August 31, 2025, the Fund's total return includes gains in settlement of class action lawsuits. The impact on Class Y's total return was less than 0.005%.
(d) The class action lawsuit did not have an impact on the total return.
(e) Does not include acquired fund fees and expenses, if any.
(f) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(g) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
( i ) Excludes impact of in-kind transactions.

Notes to Financial Statements
August 31, 2026
Victory Portfolios IV
14
1. Organization:
Victory Portfolios IV (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 26 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”). The Fund is classified as diversified under the 1940 Act.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.  Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
The Fund, which commenced operations on April 1, 2025, is the successor to Pioneer Global Sustainable Equity Fund (the “Predecessor Fund”).
The Predecessor Fund transferred all of the net assets of Class A, Class C, Class K, Class R, and Class Y shares in exchange for the Fund’s
Class A, Class C, Class R6, Class A, and Class Y shares, respectively, on April 1, 2025 pursuant to an agreement and plan of reorganization (the
“Reorganization”) which was approved by the shareholders of the Predecessor Fund on March 27, 2025. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding
Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively, in the Reorganization. The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the
Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Fund’s investment objective is to seek long-term capital growth.
Effective April 1, 2025, VCM serves as the Fund’s investment adviser, succeeding Amundi Asset Management US, Inc. (“Amundi US”). On the
same date, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, became the Distributor for the Fund's shares, succeeding
Amundi Distributor US, Inc. The Distributor receives no fee or other compensation for these services (See Note 5).
On September 30, 2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub-administrator, sub-fund accountant, and transfer agent. Effective as of February 9, 2026, Citibank, N.A. serves as the custodian of the Fund, Citi Fund Services Ohio, Inc. serves as sub-administrator and sub-fund accountant of the Fund, and FIS Investor Services LLC serves as transfer agent of the Fund.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Pioneer Global Equity Fund Global Equity Fund Class A, Class C, Class R6, and
Class Y

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
15
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts, are
valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing mean, if available, or otherwise at the bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
Options are generally valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
The principal exchanges and markets for non-U.S. equity securities have closing times prior to the close of the New York Stock Exchange.
However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Fund uses a fair value model developed by an independent pricing service to value non-U.S. equity securities. On a daily basis, the pricing service recommends changes, based on a proprietary model, to the closing market prices of each non-U.S. security held by the Fund to reflect the security’s fair value at the time the Fund determines its net asset value. These recommendations are applied in accordance with the Adviser’s (the valuation designee’s) valuation procedures. These valuations are typically categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of August 31, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of August 31, 2026, there were no significant transfers into or out of Level 3.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of the underlying funds.
Derivative Instruments:
Options Contracts:
Options contracts are generally valued at the mean between the last bid and ask prices on the principal exchange where they are traded. Over the-
counter (“OTC”) options and options on swaps (“swaptions”) are valued using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument.
Level 1 Level 2 Level 3 Total
Global Equity Fund
Common Stocks ............................................... $ 652,471 $ 240,073 $ —(a) $ 892,544
Short-Term Investments ......................................... 9,469 17,983 — 27,452
Total ....................................................... $ 661,940 $ 258,056 $ —(a) $ 919,996
(a) Zero market value securities.

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
16
Summary of Derivative Instruments:
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended
August 31, 2026 (amounts in thousands):
All open derivative positions at year end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at year end is representative of the notional amount of open positions to net assets throughout the year.
Investment Transactions and Related Income:
Investment transactions are recorded on trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period.  Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Withholding taxes on foreign dividends, interest, and capital gains have been provided for in accordance with the applicable tax rules and rates of each respective country.
Securities Lending:
Effective May 8, 2026, the Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans with collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Fund’s Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral, and therefore it is not disclosed on the Fund’s Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations.
Loans are terminable upon demand, and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Fund’s securities lending transactions as of August 31, 2026 (amounts in thousands):
Net realized gains
(losses) from
written options
Net change
in unrealized
appreciation/
depreciation from
written options
Equity Risk Exposure:
Global Equity Fund ................................................................ $ (4,434) $ 2,946
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Global Equity Fund ............................................... $ 8,981 $ — $ 9,469

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
17
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of August 31.
For the year ended August 31, 2026, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which include the current fiscal tax year-end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition, TBA Securities, all derivative contracts and purchases and sales of in-kind transactions) and purchases and sales associated with in-kind transactions for the year ended August 31, 2026, were as follows (amounts in thousands). Any realized gains or losses from in-kind redemptions are reflected on the Statement of Operations as net realized gains (losses) from in-kind redemptions.
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within their principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of August 31, 2026, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of the Fund. The rates at which the Adviser is paid by the Fund are included in the table below.
Excluding U.S. Government
Securities and In-Kind Transactions Associated with In-Kind Transactions
Purchases Sales Purchases Sales
Global Equity Fund ....................................... $ 504,974 $ 388,509 $ — $ 13,923
Global Equity Fund
Ownership %
Victory Pioneer Solutions – Balanced Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9.3

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
18
Amounts incurred and paid to VCM for the year ended August 31, 2026, are reflected on the Statement of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of all Companies and Funds (as defined in the Administration and
Fund Accounting Agreement) together with all other registered investment companies for which VCM acts as administrator, and allocated to the
Fund on a pro rata basis calculated based on the Fund’s average daily net assets. The tiered rates at which VCM is paid by the Fund are shown in the table below:
Amounts incurred for the year ended August 31, 2026, are reflected on the Statement of Operations as Administration fees.
Effective February 9, 2026, Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with the Chief Compliance Officer, and the implementation of new reports required by new rules adopted by the SEC under the 1940
Act.
Prior to February 9, 2026, BNY Mellon served as sub-administrator and sub-fund accountant for the Fund. The total amounts incurred and paid for the year ended August 31, 2026, are reflected within the Sub-Administration fees on the Statement of Operations.
Transfer Agency Fees:
Effective February 9, 2026, FIS Investor Services LLC serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of its reasonable out-of-pocket expenses incurred in providing these services. Prior to February 9, 2026, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Fund at negotiated rates where transfer agent fees included sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts. In addition, the Fund would reimburse out-of-pocket expenses incurred by the former transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. Total transfer agent fees incurred for the year ended August 31, 2026, are reflected on the
Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
Effective February 9, 2026, the Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders' accounts were maintained directly at the Fund’s transfer agent. Prior to February 9, 2026, BNY
Mellon served as sub-transfer agent. Total sub-transfer agent fees incurred for the year ended August 31, 2026, are reflected on the Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as the distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Services Plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee for Class A and Class C, at an annual rate of up to 0.25% and 1.00%, respectively, of the average daily net assets. Amounts incurred and paid to the Distributor for the year ended August 31, 2026, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the year ended August 31, 2026, the
Distributor received $15 thousand from commissions earned in connection with sales of Class A.
Adviser Fee Tier Rates
Up to $1
billion
Over $1 billion
Global Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65%, plus 0.60%
Annual Charge
Up to $15
billion
Over $15 billion -
$30 billion
Over $30
billion - $85
billion
Over $85
billion
Global Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.08%, plus 0.05%, plus 0.04%, plus 0.03%

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
19
Other Fees:
Effective February 9, 2026, Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Prior to February
9, 2026, BNY Mellon served as the Fund's custodian. Total custodian fees incurred for the year ended August 31, 2026, are reflected on the
Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of August 31, 2026, the expense limits (excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to two years (twenty-four (24) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2026.
For the year ended August 31, 2026, the following recoupment amount was paid to the Adviser (amounts in thousands):
The dates in the table below represent the fiscal year-end in which the 24-month recoupment period expires. As of August 31, 2026, these amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Fund in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended August 31, 2026.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
6. Risks:
The following describes principal risks that you may assume as an investor in the Fund. The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Fund may be subject to other risks in addition to these identified risks.
Market Risk — The market prices of securities or other assets held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, political instability, recessions, inflation, changes in interest or currency rates, lack of liquidity in the markets, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment. If the market prices of the Fund’s securities and assets fall, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets, including with respect to tariffs or sanctions, may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected
In effect until April 1, 2028
Class A Class C Class R6 Class Y
Global Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.10% 1.85% 0.73% 0.74%
Amount
Global Equity Fund ................................................................................... $ 1
August 31,
2027
August 31,
2028 Total
Global Equity Fund ............................................................... $ 142 $ 383 $ 525

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
20
(or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Sector Focus Risk —  To the extent the Fund focuses in one or more sectors, such as the financials sector,  market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments and could make the Fund’s performance more volatile.
Financials Sector Risk — Companies in the financials sector are subject to extensive government regulation, which may limit both the amounts and types of loans and other financial commitments that companies in this sector can make, and the interest rates and fees that these companies can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Financial difficulties of borrowers can negatively affect the financials sector. Insurance companies can be subject to severe price competition. The financials sector can be subject to relatively rapid change as dis-
tinctions between financial service segments become increasingly blurred.
Information Technology Sector Risk — Companies in the information technology sector face intense competition, both domestically and internationally. These companies may be smaller or newer and may have limited product lines, markets, financial resources, or personnel.
The products of companies in the information technology sector may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates, and competition for the services of qualified personnel. These com-
panies may be developing or marketing new products or services for which markets are not yet established and may never become established.
Smaller-Capitalization Stock Risk — Small- and mid-sized companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Derivatives Risk — The use of derivative instruments, such as futures contracts and credit default swaps, exposes the Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices, asset values, and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, assets, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.
7. Borrowing and Interfund Lending:
Line of Credit:
The Trust participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with Citibank, the Trust may borrow up to $250 million. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the period from September 1,
2025, through January 27, 2026, Citibank received an annual commitment fee of 0.20% for providing the Line of Credit. Effective January 28,
2026, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee changed to 0.275%. Additionally, the agreement was renewed again effective June 23, 2026, with a termination date of June 21, 2027, and the annual commitment fee remained unchanged at 0.275%. Each fund in the Trust paid a pro-rata portion of the commitment fees plus interest on amounts borrowed. Interest prior to renewal was based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.00%, plus 0.10% SOFR adjustment. Pursuant to the amendment on June 22, 2026, the interest is based on the one-month SOFR plus 1.25%, plus 0.10% SOFR adjustment. Interest charged to the
Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended August 31, 2026.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended August 31, 2026.

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
21
8. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders)
are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification, utilized earnings and profit distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of August 31, 2026, reclassification adjustments on the Statement of Assets and Liabilities that are a result of permanent book-to-tax differences were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
As of August 31, 2026, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between book-basis and tax-basis net unrealized appreciation is attributable primarily to tax deferral of losses on wash sales and the mark to market of passive foreign investment companies.
As of August 31, 2026, the Fund had no capital loss carryforwards for federal income tax purposes.
Total
Accumulated
Earnings
(Loss) Capital
Global Equity Fund ......................................................................... $ (9,936) $ 9,936
Year Ended August 31, 2026
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Global Equity Fund ........................................................ $ 21,663 $ 52,533 $ 74,196
Year Ended August 31, 2025
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Global Equity Fund ........................................................ $ 15,280 $ 23,622 $ 38,902
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
(Loss)
Other
Earnings
(Loss)
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Global Equity Fund ..................... $ 24,734 $ 69,672 $ 94,406 $ 3 $ 224,182 $ 318,591

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
22
As of August 31, 2026, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
9. Segment Reporting:
The Adviser’s Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Global Equity Fund .................................. $ 695,814 $ 256,261 $ (32,079) $ 224,182

23
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Victory Portfolios IV and the shareholders of Victory Pioneer Global Equity Fund
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Victory Pioneer Global Equity Fund (the “Fund”) (one of the funds constituting Victory Portfolios IV), including the schedule of portfolio investments, as of August 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”).
In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of
August 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the years ended August 31, 2023 and 2022 were audited by other auditors.
Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated October 30, 2023.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 27, 2026
We have served as the auditor of one or more of the Victory Pioneer investment companies since 2024.

Supplemental Information
August 31, 2026
Victory Portfolios IV
24
(Unaudited)
Additional Federal Income Tax Information
For the fiscal year ended August 31, 2026, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of 17%.
For the year ended August 31, 2026, the Fund designated short-term capital gain distributions in the amount of $7,833 thousand.
For the year ended August 31, 2026, the Fund designated long-term capital gain distributions in the amount of $52,533 thousand.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 539-3863
19431-1026

August 31, 2026
Annual: Full Financials
Victory High Income Municipal Fund
(formerly Victory Pioneer High Income Municipal Fund)

Victory
Portfolios
IV
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 539-3863, and Form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
8
Statement of Operations
9
Statements of Changes in Net Assets
10
Financial Highlights
12
Notes to Financial Statements (Form N-CSR Item 7) 15
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 23
Supplemental Information (Unaudited)
Additional Federal Income Tax Information
24

Schedule of Portfolio Investments
August 31, 2026
Victory Portfolios IV
Victory High Income Municipal Fund
2
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Corporate Bonds (0.5%)
Health Care (0.5%):
Springshire Retirement LLC , Promissory Note, DIP, 0.00%, 12/31/26(a)(b)(c) ........... $ 9,000 $ 2,970
Total Corporate Bonds (Cost $8,809)
a
a
a
2,970
Municipal Bonds (99.0%)
Alabama (0.5%):
Baldwin County IDA Revenue AMT, Series A, 4.30%, 3/1/56, (Put Date 3/1/33)(d)(e) ...... 1,000 995
Black Belt Energy Gas District Revenue
Series A, 5.25%, 5/1/56, (Put Date 5/1/32)(e) ............................... 1,000 1,008
Series B, 5.00%, 10/1/35, Continuously Callable @100 ........................ 1,000 1,014
3,017
Arizona (2.6%):
Arizona IDA Revenue, Series A, 4.00%, 7/15/56, Continuously Callable @100(d) ......... 1,040 724
Sierra Vista IDA Revenue, Series A, 6.25%, 6/15/56, Continuously Callable @100(d) ...... 2,500 2,338
Tempe IDA Revenue
Series A, 6.13%, 10/1/47, Continuously Callable @100(d) ...................... 1,110 878
Series A, 6.13%, 10/1/52, Continuously Callable @100(d) ...................... 1,000 769
The IDA of the City of Phoenix Arizona Revenue, 5.40%, 10/1/36, Continuously Callable
@100 ........................................................... 12,360 9,843
14,552
Arkansas (1.5%):
Arkansas Development Finance Authority Revenue, Series A, 6.75%, 7/1/61, Continuously
Callable @103(d) ................................................... 2,000 1,933
Arkansas Development Finance Authority Revenue AMT, Series A, 7.00%, 7/1/48,
Continuously Callable @108(d) ........................................ 5,000 5,532
Fayetteville Public Facilities Board Revenue, 5.50%, 12/1/54, Continuously Callable @103 .. 1,100 1,122
8,587
California (10.4%):
California Municipal Finance Authority Revenue
6.20%, 6/15/54, Continuously Callable @102(d) ............................ 1,600 1,654
Series A, 5.00%, 11/1/46, Continuously Callable @100(d) ...................... 2,000 1,925
Series A, 5.25%, 9/1/55, Continuously Callable @100 ......................... 570 572
Series A, 5.50%, 1/1/60, Continuously Callable @103(d) ...................... 2,310 2,241
Series B, 5.25%, 12/1/36, Continuously Callable @100(d) ...................... 6,115 5,625
Series B, 5.50%, 12/1/39, Continuously Callable @100(d) ...................... 4,530 4,131
California School Finance Authority Revenue
Series A, 5.13%, 6/1/59, Continuously Callable @100(d) ...................... 1,500 1,166
Series A, 5.38%, 5/1/63, Continuously Callable @100(d) ...................... 1,000 912
Series A, 5.13%, 6/1/64, Continuously Callable @100(d) ...................... 850 649
Golden State Tobacco Securitization Corp. Revenue
Series A-1, 4.21%, 6/1/50, Continuously Callable @100 ....................... 21,000 14,267
Series B-2, 6/1/66, Continuously Callable @28(f) ............................ 145,000 13,254
Inland Empire Tobacco Securitization Corp. Revenue, Series C-1, 6/1/36, Continuously
Callable @53(f) .................................................... 20,000 10,393
Tobacco Securitization Authority of Southern California Revenue, 6/1/46, Continuously
Callable @30(f) .................................................... 10,000 1,643
58,432
Colorado (6.2%):
Aerotropolis Regional Transportation Authority Revenue, 4.38%, 12/1/52, Continuously
Callable @103 ..................................................... 5,000 4,060
Colorado Educational & Cultural Facilities Authority Revenue
5.80%, 4/1/54, Continuously Callable @102(d) ............................. 2,500 2,370
5.75%, 4/1/59, Continuously Callable @102(d) ............................. 1,000 901
Series A-1, 6.88%, 2/1/59, Continuously Callable @100(d) ..................... 5,000 5,183
Dominion Water & Sanitation District Revenue, 5.88%, 12/1/52, Continuously Callable @103 4,457 4,488
Green Valley Ranch East Metropolitan District No. 6, GO, Series A, 5.88%, 12/1/50,
Continuously Callable @102 ........................................... 5,100 5,122
Larkridge Metropolitan District No. 2, GO, 5.25%, 12/1/48, Continuously Callable @101 ... 4,000 3,788
Mineral Business Improvement District, GO, Series A, 5.75%, 12/1/54, Continuously Callable
@103(d) ......................................................... 1,000 960
Olde Towne Metropolitan District, GO, 6.00%, 12/1/53, Continuously Callable @103(d) .... 2,000 1,862

Victory Portfolios IV
Victory High Income Municipal Fund
3
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Parterre Metropolitan District No. 5, GO, Series A, 6.13%, 12/1/55, Continuously Callable
@103 ........................................................... $ 2,000 $ 2,028
Pinery Commercial Metropolitan District No. 2 Revenue, 5.75%, 12/1/54, Continuously
Callable @103 ..................................................... 1,465 1,398
Riverpark Metropolitan District/Arapahoe County, GO
6.00%, 12/1/42, Continuously Callable @103 ............................... 750 751
6.38%, 12/1/54, Continuously Callable @103 ............................... 1,400 1,409
Willow Bend Metropolitan District, GO, Series B, 7.63%, 12/15/49, Continuously Callable
@101 ........................................................... 755 756
35,076
Connecticut (0.6%):
Stamford Housing Authority Revenue
Series A, 6.38%, 10/1/45, Continuously Callable @102 ........................ 1,000 1,020
Series A, 6.50%, 10/1/55, Continuously Callable @102 ........................ 1,500 1,500
Series A, 6.25%, 10/1/60, Continuously Callable @102 ........................ 1,100 1,071
3,591
Delaware (1.8%):
Delaware State Economic Development Authority Revenue
4.00%, 6/1/52, Continuously Callable @100 ............................... 2,250 1,619
4.00%, 6/1/57, Continuously Callable @100 ............................... 1,380 916
Series A, 6.00%, 7/1/65, Continuously Callable @103(d) ...................... 5,000 4,878
Town of Milton Special Tax
5.70%, 9/1/44, Continuously Callable @100(d) ............................. 1,000 980
5.95%, 9/1/53, Continuously Callable @100(d) ............................. 1,750 1,726
10,119
District of Columbia (0.9%):
District of Columbia Tobacco Settlement Financing Corp. Revenue, Series A, 6/15/46,
Continuously Callable @30(f) .......................................... 25,000 5,006
Florida (5.3%):
Capital Projects Finance Authority Revenue
6.50%, 6/15/54, Continuously Callable @100(d) ............................ 275 278
6.63%, 6/15/59, Continuously Callable @100(d) ............................ 445 447
Capital Trust Agency, Inc. Revenue, Series A, 5.25%, 12/1/58, Continuously Callable @100(d) 6,000 5,524
Capital Trust Authority Revenue
Series A, 6.25%, 12/15/43, Continuously Callable @100(d) ..................... 2,140 1,875
Series A, 5.00%, 6/1/54, Continuously Callable @100(d) ...................... 3,300 2,941
Series A, 5.25%, 7/1/55, Continuously Callable @100(d) ...................... 500 465
Series A, 5.25%, 12/1/55, Continuously Callable @100 ........................ 665 658
Series A, 5.38%, 7/1/65, Continuously Callable @100(d) ...................... 1,850 1,710
County of Lake Revenue, 5.00%, 1/15/49, Continuously Callable @100(d) .............. 1,525 1,268
County of Palm Beach Revenue, Series A, 5.75%, 10/1/65, Continuously Callable @100(d) .. 2,000 2,015
Florida Development Finance Corp. Revenue
5.00%, 6/1/31, Continuously Callable @103(d) ............................. 300 310
5.00%, 6/1/51, Continuously Callable @103(d) ............................. 9,000 8,210
Florida Development Finance Corp. Revenue AMT, 0.00%, 7/15/32, Continuously Callable
@109(b)(d) ....................................................... 3,000 903
Florida Local Government Finance Commission Revenue, Series A, 6.88%, 11/15/64,
Continuously Callable @103(d) ........................................ 3,000 3,013
29,617
Georgia (0.7%):
The Development Authority of Burke County Revenue, Series 1, 3.10%, 7/1/49, Continuously
Callable @100(g) ................................................... 1,000 1,000
The Development Authority of Cobb County Revenue
6.25%, 6/1/55, Continuously Callable @102(d) ............................. 1,000 1,006
6.25%, 6/1/64, Continuously Callable @102(d) ............................. 2,000 1,978
3,984
Guam (0.2%):
Guam Economic Development & Commerce Authority Revenue, 5.63%, 6/1/47, Continuously
Callable @100 ..................................................... 1,100 1,023
Idaho (0.2%):
Idaho Health Facilities Authority Revenue, 3.00%, 3/1/51, Continuously Callable @100 .... 1,370 907

Victory Portfolios IV
Victory High Income Municipal Fund
4
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Illinois (2.2%):
Southwestern Illinois Development Authority Revenue
5.00%, 6/1/53, Continuously Callable @100 ............................... $ 11,585 $ 9,985
8.00%, 6/1/53, Continuously Callable @100 ............................... 1,210 1,116
Village of Matteson Tax Allocation, 6.50%, 12/1/35, Continuously Callable @100 ........ 1,220 1,225
12,326
Indiana (9.2%):
City of Anderson Revenue, 5.38%, 1/1/40, Continuously Callable @102(d) ............. 8,090 6,597
City of Hammond Revenue, 7.50%, 2/1/29, Continuously Callable @100(d) ............. 24,990 24,701
City of Lafayette Revenue, 5.80%, 1/1/37, Continuously Callable @101 ................ 3,000 2,926
Indiana Finance Authority Revenue, 5.38%, 7/1/47, Continuously Callable @100 ......... 2,500 2,100
Indiana Housing & Community Development Authority Revenue
5.50%, 1/1/37, Continuously Callable @100 ............................... 8,075 7,848
Series A, 5.00%, 1/1/39, Continuously Callable @103(d) ...................... 8,615 7,849
52,021
Kansas (2.4%):
Kansas Development Finance Authority Revenue
Series A, 5.25%, 11/15/33, Continuously Callable @102 ....................... 400 375
Series A, 5.50%, 11/15/38, Continuously Callable @102 ....................... 2,500 2,182
Series A, 5.25%, 11/15/53, Continuously Callable @102 ....................... 15,405 10,960
13,517
Louisiana (0.5%):
Louisiana Public Facilities Authority Revenue, 6.00%, 6/15/59, Continuously Callable
@102(d) ......................................................... 3,000 2,921
Michigan (4.8%):
City of Detroit Certificates of Participation, Series B, 0.00% (US0003M+34bps), 6/15/34,
Callable 12/15/26 @ 100(b)(h) ......................................... 8,150 8,069
Flint International Academy Revenue, 5.75%, 10/1/37, Continuously Callable @100 ....... 3,000 3,000
Michigan Finance Authority Revenue, 5.75%, 4/1/40, Continuously Callable @102 ........ 5,720 5,840
Michigan Strategic Fund Revenue
Series B, 7.75%, 3/1/40, Continuously Callable @105(i) ....................... 6,970 6,341
Series B, 7.50%, 11/1/41, Continuously Callable @105(i) ...................... 4,000 3,639
26,889
Minnesota (2.4%):
City of Bethel Revenue
6.00%, 7/1/57, Continuously Callable @102 ............................... 1,310 1,155
Series A, 5.00%, 7/1/48, Continuously Callable @102 ......................... 4,210 3,327
Series A, 5.00%, 7/1/53, Continuously Callable @102 ......................... 1,000 743
City of Deephaven Revenue, Series A, 5.50%, 7/1/50, Continuously Callable @100 ....... 1,500 1,500
City of Rochester Revenue
Series A, 5.13%, 9/1/38, Continuously Callable @100 ......................... 2,930 2,389
Series A, 5.25%, 9/1/43, Continuously Callable @100 ......................... 3,145 2,390
Housing & Redevelopment Authority of The City of St. Paul Minnesota Revenue, Series A,
5.50%, 7/1/52, Continuously Callable @100(d) ............................. 2,000 1,917
13,421
Missouri (0.5%):
Health & Educational Facilities Authority of the State of Missouri Revenue, 6.50%, 6/1/56,
Continuously Callable @100(d) ........................................ 3,000 2,889
New Jersey (1.1%):
New Jersey Economic Development Authority Revenue, Series A, 5.38%, 7/1/47, Continuously
Callable @100(d) ................................................... 2,500 2,239
New Jersey Economic Development Authority Revenue AMT, 6.63%, 1/1/45, Continuously
Callable @104(d) ................................................... 4,000 4,162
6,401
New Mexico (1.3%):
County of Otero Certificates of Participation, 9.00%, 4/1/28, Continuously Callable @100 ... 7,310 7,016
New York (9.9%):
Buffalo & Erie County Industrial Land Development Corp. Revenue
0.00%, 10/1/28(b)(d) ................................................ 213 3
0.00%, 10/1/38, Continuously Callable @100(b)(d) .......................... 2,357 32
Build NYC Resource Corp. Revenue
Series A, 7.00%, 12/15/55, Continuously Callable @100(d) ..................... 3,000 3,006

Victory Portfolios IV
Victory High Income Municipal Fund
5
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series A, 5.50%, 6/1/56, Continuously Callable @100(d) ...................... $ 1,000 $ 976
Series B-1, 5.65%, 12/15/32, Continuously Callable @100(d) ................... 2,000 1,939
City of Cortland, GO, Series A, 6.00%, 5/14/27, Continuously Callable @100 ............ 170 170
City of New York, GO, Series B-3, 3.05%, 10/1/46, Continuously Callable @100(g) ....... 400 400
Nassau County Tobacco Settlement Corp. Revenue, Series A-3, 5.00%, 6/1/35, Continuously
Callable @100 ..................................................... 19,015 10,078
New York City Housing Development Corp. Revenue, Series F, 5.25%, 12/15/31, Continuously
Callable @100 ..................................................... 3,625 3,700
New York Counties Tobacco Trust IV Revenue
Series A, 6.25%, 6/1/41, Continuously Callable @100(d) ...................... 1,500 1,496
Series A, 5.00%, 6/1/42, Continuously Callable @100 ......................... 9,700 5,917
Series A, 5.00%, 6/1/45, Continuously Callable @100 ......................... 5,000 2,850
New York Counties Tobacco Trust V Revenue, Series S-4A, 6/1/60, Continuously Callable
@9(d)(f) ......................................................... 51,600 3,088
New York Counties Tobacco Trust VI Revenue
Series A-2B, 5.00%, 6/1/45, Continuously Callable @100 ...................... 7,440 6,200
Series A-2B, 5.00%, 6/1/51, Continuously Callable @100 ...................... 7,665 5,473
Suffolk Regional Off-Track Betting Corp. Revenue, 6.00%, 12/1/53, Continuously Callable
@100 ........................................................... 3,000 3,037
Westchester County Local Development Corp. Revenue, 4.50%, 7/1/56, Continuously Callable
@104(d) ......................................................... 9,000 7,245
55,610
North Carolina (0.7%):
North Carolina Medical Care Commission Revenue, Series A, 5.50%, 9/1/54, Continuously
Callable @103 ..................................................... 4,180 4,103
Ohio (2.3%):
Buckeye Tobacco Settlement Financing Authority Revenue
Series B-2, 5.00%, 6/1/55, Continuously Callable @100 ....................... 6,450 4,907
Series B-3, 6/1/57, Continuously Callable @22(f) ............................ 126,000 8,021
12,928
Pennsylvania (6.8%):
Allentown Neighborhood Improvement Zone Development Authority Revenue, 6.00%, 5/1/42,
Continuously Callable @100(d) ........................................ 1,500 1,592
Delaware County IDA Revenue, Series A, 5.13%, 6/1/46, Continuously Callable @100(d) ... 8,465 7,988
Latrobe IDA Revenue, 5.50%, 3/1/56, Continuously Callable @100 ................... 1,065 1,043
Montgomery County IDA Revenue, 5.25%, 11/1/54, Continuously Callable @100 ........ 1,850 1,724
Philadelphia Authority For Industrial Development Revenue
5.13%, 12/15/44, Continuously Callable @100(d) ............................ 6,045 5,587
5.25%, 6/1/48, Continuously Callable @100(d) ............................. 3,500 3,302
5.38%, 6/1/53, Continuously Callable @100(d) ............................. 4,370 4,118
Series A, 5.00%, 11/15/31, Continuously Callable @100 ....................... 725 685
Series A, 5.63%, 7/1/48, Continuously Callable @100(d) ...................... 4,055 3,826
Series A, 5.00%, 11/15/50, Continuously Callable @100 ....................... 8,295 6,089
Series A, 6.25%, 6/1/55, Continuously Callable @100 ......................... 845 866
Philadelphia IDA Revenue, 5.50%, 6/15/43, Continuously Callable @100(d) ............ 1,750 1,710
38,530
Puerto Rico (6.9%):
Commonwealth of Puerto Rico
11/1/43(f) ........................................................ 5,361 3,820
11/1/51(f) ........................................................ 10,000 4,300
11/1/51(f) ........................................................ 25,000 8,219
Puerto Rico Industrial Development Co. Revenue, 7.00%, 1/1/54, Continuously Callable
@100(i) ......................................................... 5,900 5,842
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series A-1, 7/1/46, Continuously Callable @41(f) ............................ 20,435 7,353
Series A-1, 7/1/51, Continuously Callable @30(f) ............................ 36,282 9,315
38,849
Rhode Island (0.1%):
Central Falls Detention Facility Corp. Revenue, 0.00%, 7/15/35, Continuously Callable
@100(a)(b) ....................................................... 2,065 725

Victory Portfolios IV
Victory High Income Municipal Fund
6
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
South Carolina (0.4%):
South Carolina Jobs-Economic Development Authority Revenue, Series A, 5.50%, 6/15/33,
Continuously Callable @100 ........................................... $ 2,500 $ 2,412
Texas (8.9%):
Arlington Higher Education Finance Corp. Revenue
5.45%, 3/1/49, Continuously Callable @100(a)(d) ........................... 16,195 13,535
Series A, 6.63%, 3/1/29, Continuously Callable @100(a) ....................... 340 330
Series A, 7.00%, 3/1/34, Continuously Callable @100(a) ....................... 375 364
Series A, 7.13%, 3/1/44, Continuously Callable @100(a) ....................... 7,030 6,818
City of Houston Hotel Occupancy Tax & Special Revenue, Series C, 9/1/49, Continuously
Callable @52(f) .................................................... 750 225
Clifton Higher Education Finance Corp. Revenue
Series A, 5.75%, 6/15/44, Continuously Callable @100(d) ...................... 575 526
Series A, 6.00%, 6/15/54, Continuously Callable @100(d) ...................... 800 720
Greater Texas Cultural Education Facilities Finance Corp. Revenue
0.00%, 2/1/50, Continuously Callable @104(a)(b)(d) ......................... 16,755 9,198
Series B, 0.00%, 2/1/33, Continuously Callable @100(a)(b)(d) .................. 3,335 1,831
New Hope Cultural Education Facilities Finance Corp. Revenue, Series A-1, 5.50%, 1/1/57,
Continuously Callable @103 ........................................... 4,500 4,127
Port of Port Arthur Navigation District Revenue
Series B, 3.05%, 4/1/40, Continuously Callable @100(g) ...................... 6,800 6,800
Series C, 3.10%, 4/1/40, Continuously Callable @100(g) ...................... 1,100 1,100
Tarrant County Cultural Education Facilities Finance Corp. Revenue, Series A, 5.75%, 12/1/54,
Continuously Callable @103 ........................................... 5,875 4,261
49,835
Utah (1.4%):
Downtown Daybreak Public Infrastructure District No. 1 Tax Allocation, 5.88%, 3/1/51,
Continuously Callable @103(d) ........................................ 1,000 1,002
Grapevine Wash Local District, GO, Series A-1, 6.00%, 3/1/55, Continuously Callable
@103(d) ......................................................... 3,300 3,205
Mida Cormont Public Infrastructure District, GO, Series A-1, 0.00%, 6/1/55, Continuously
Callable @103(d)(i) ................................................. 2,365 2,038
Point Phase 1 Public Infrastructure District No. 1 Revenue, Series A-1, 6.13%, 3/1/55,
Continuously Callable @103 ........................................... 1,000 1,019
Resort Core Public Infrastructure District No. 1, GO, Series A-1, 5.88%, 3/1/57, Continuously
Callable @103(d) ................................................... 750 742
8,006
Virgin Islands (0.4%):
Virgin Islands Public Finance Authority Revenue, Series A, 6.00%, 4/1/53, Continuously
Callable @100(d) ................................................... 2,400 2,415
Virginia (1.1%):
Tobacco Settlement Financing Corp. Revenue, Series A-1, 6.71%, 6/1/46, Continuously
Callable @100 ..................................................... 8,790 6,234
Washington (1.2%):
Washington State Housing Finance Commission Revenue
Series A, 5.50%, 7/1/50, Continuously Callable @100(d) ...................... 2,000 1,953
Series A, 5.75%, 7/1/60, Continuously Callable @100(d) ...................... 5,000 4,876
6,829
Wisconsin (3.6%):
Public Finance Authority Revenue
0.00%, 12/1/20(a)(b) ................................................ 10,640 –
5.00%, 6/1/29, Continuously Callable @100(d) ............................. 190 190
5.00%, 6/1/39, Continuously Callable @100(d) ............................. 1,710 1,543
6.00%, 12/1/55, Continuously Callable @100(d) ............................ 1,163 1,146
Series 2021-A, 4.00%, 6/1/41, Continuously Callable @103(d) .................. 2,000 1,691
Series A, 5.25%, 7/15/33(d) ........................................... 230 235
Series A, 5.00%, 8/1/36, Continuously Callable @100(d) ...................... 2,000 1,785
Series A, 5.00%, 6/1/37, Continuously Callable @103(d) ...................... 500 507
Series A, 5.38%, 6/1/37, Continuously Callable @100(d) ...................... 335 326
Series A, 6.00%, 7/15/43, Continuously Callable @100(d) ...................... 230 232
Series A, 5.13%, 8/1/46, Continuously Callable @100(d) ...................... 2,500 1,954
Series A, 5.88%, 6/1/52, Continuously Callable @100(d) ...................... 900 863

Victory Portfolios IV
Victory High Income Municipal Fund
7
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
(a) Security was fair valued based upon procedures approved by the Board of Trustees and represents 6.4% of net assets as of August 31, 2026. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial
Statements)
(b) Currently the issuer is in default with respect to interest and/or principal payments.
(c) The following table details the earliest acquisition date, cost, and market value of the Fund's restricted securities due to trading restrictions at August 31,
2026 (amounts in thousands):
(d) Rule 144A security or other security that is restricted as to resale to institutional investors. As of August 31, 2026, the fair value of these securities was
$243,456 (thousands) and amounted to 43.2% of net assets.
(e) Put Bond.
(f) Zero-coupon bond.
(g) Variable Rate Demand Notes that provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(h) Variable or Floating-Rate Security. Rate disclosed is as of August 31, 2026.
(i) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
Security Description
Principal Amount
(000)
a
Value
(000)
Series A, 6.25%, 7/15/53, Continuously Callable @100(d) ...................... $ 640 $ 643
Series A, 7.13%, 4/1/56, Continuously Callable @102(d) ...................... 3,000 2,869
Series A, 4.00%, 6/1/61, Continuously Callable @100(d) ...................... 1,150 793
Series A, 6.00%, 6/1/62, Continuously Callable @100(d) ...................... 1,565 1,519
Series A, 6.50%, 7/15/63, Continuously Callable @100(d) ...................... 1,175 1,176
Series A, 6.00%, 6/15/64, Continuously Callable @102(d) ...................... 1,000 961
Public Finance Authority Revenue AMT
6.00%, 7/1/60, (Put Date 1/1/31)(d)(e) .................................... 1,000 1,019
Series A, 5.38%, 6/1/46, Continuously Callable @103(d) ...................... 500 505
19,957
Total Municipal Bonds (Cost $635,356)
a
a
a
557,745
Total Investments (Cost $644,165) — 99.5% 560,715
Other assets in excess of liabilities —  0.5% 2,588
NET ASSETS — 100.00% $ 563,303
Security Name Acquisition Date Cost Value
Springshire Retirement LLC , Promissory Note, DIP .......................... 12/1/21 $ 8,809 $ 2,970
Total (0.5% of net assets) $8,809 $2,970
AMT
—
Alternative Minimum Tax
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
DIP
—
Debtor-In-Possession
GO
—
General Obligation
IDA
—
Industrial Development Authority
LLC
—
Limited Liability Company
US0003M
—
3 Month U.S. Dollar London Interbank Offered Rate, rate disclosed as of August 31, 2026, based on the last reset date of the security.

Statement of Assets and Liabilities
August 31, 2026
8
See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands, Except Per Share Amounts)
Victory High
Income Municipal
Fund
Assets:
Investments, at value (Cost $644,165) $ 560,715
Cash 723
Receivables:
Interest 8,042
Capital shares issued 119
Prepaid expenses 11
Total Assets 569,610
Liabilities:
Payables:
Distributions 123
Investments purchased 77
Capital shares redeemed 5,385
Accrued expenses and other payables:
Investment advisory fees 257
Administration fees 21
Custodian fees 1
Transfer agent fees 1
Sub-Transfer agent fees 64
Trustees' fees 5
12b-1 fees 44
Other accrued expenses 329
Total Liabilities 6,307
Commitments and contingencies (Note 4 )
Net Assets:
Capital 1,042,652
Total accumulated earnings (loss) (479,349)
Net Assets $ 563,303
Net Assets:
Class A $ 252,143
Class C 35,570
Class Y 275,590
Total $ 563,303
Shares (unlimited number of shares authorized with no par value):
Class A 46,376
Class C 6,533
Class Y 51,416
Total 104,325
Net asset value, offering and redemption price per share:(a)
Class A $ 5.44
Class C(b) 5.44
Class Y 5.36
Maximum Sales Charge — Class A 2.25%
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 5.57
(a) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(b) Redemption price per share varies by length of time shares are held.

Statement of Operations
For the Year Ended August 31, 2026
9
See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands)
Victory High
Income Municipal
Fund
Investment Income:
Interest $ 45,367
Total Income 45,367
Expenses:
Investment advisory fees 3,605
Administration fees 315
Sub-Administration fees 12
12b-1 fees — Class A 745
12b-1 fees — Class C 438
Custodian fees 11
Transfer agent fees — Class A 7
Transfer agent fees — Class C 2
Transfer agent fees — Class Y 7
Sub-Transfer agent fees — Class A 58
Sub-Transfer agent fees — Class C 17
Sub-Transfer agent fees — Class Y 400
Trustees' fees 27
Legal and audit fees 101
State registration and filing fees 73
Other expenses 54
Recoupment of prior expenses waived/reimbursed by Adviser 14
Total Expenses 5,886
Less fees paid indirectly (11)
Expenses waived/reimbursed by Adviser (594)
Net Expenses 5,281
Net Investment Income (Loss) 40,086
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (20,326)
Net change in unrealized appreciation/depreciation on investment securities 2,381
Net realized/unrealized gains (losses) on investments (17,945)
Change in net assets resulting from operations $ 22,141

10
(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
See notes to financial statements.
Victory High Income Municipal
Fund
Year
Ended
August 31, 2026
Year
Ended
August 31, 2025*
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 40,086 $ 54,166
Net realized gains (losses) (20,326) (26,810)
Net change in unrealized appreciation/depreciation 2,381 (54,445)
Change in net assets resulting from operations 22,141 (27,089)
Distributions to Shareholders:
Class A (25,328) (19,262)
Class C (3,390) (2,704)
Class Y (36,112) (31,868)
Change in net assets resulting from distributions to shareholders (64,830) (53,834)
Change in net assets resulting from capital transactions (327,821) (91,286)
Change in net assets (370,510) (172,209)
Net Assets:
Beginning of period 933,813 1,106,022
End of period $ 563,303 $ 933,813
* Pioneer High Income Municipal Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor Fund is
the accounting survivor of the Reorganization and shareholders holding Class A, Class C, and Class Y shares of the Predecessor Fund received Class A, Class C, and Class Y shares of the Fund, respectively.

11
(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory High Income Municipal
Fund
Year
Ended
August 31, 2026
Year
Ended
August 31, 2025*
Capital Transactions:
Class A
Proceeds from shares issued $ 37,210 $ 88,823
Distributions reinvested 23,405 17,579
Cost of shares redeemed (141,851) (129,516)
Total Class A $ (81,236) $ (23,114)
Class C
Proceeds from shares issued $ 1,815 $ 5,307
Distributions reinvested 3,334 2,641
Cost of shares redeemed (19,244) (24,235)
Total Class C $ (14,095) $ (16,287)
Class Y
Proceeds from shares issued $ 139,523 $ 226,510
Distributions reinvested 32,618 28,067
Cost of shares redeemed (404,631) (306,462)
Total Class Y $ (232,490) $ (51,885)
Change in net assets resulting from capital transactions $ (327,821) $ (91,286)
Share Transactions:
Class A
Issued 6,451 14,404
Reinvested 4,096 2,877
Redeemed (24,776) (21,093)
Total Class A (14,229) (3,812)
Class C
Issued 316 858
Reinvested 583 431
Redeemed (3,358) (3,953)
Total Class C (2,459) (2,664)
Class Y
Issued 24,766 37,488
Reinvested 5,782 4,655
Redeemed (71,978) (51,086)
Total Class Y (41,430) (8,943)
Change in Shares (58,118) (15,419)
* Pioneer High Income Municipal Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor Fund is
the accounting survivor of the Reorganization and shareholders holding Class A, Class C, and Class Y shares of the Predecessor Fund received Class A, Class C, and Class Y shares of the Fund, respectively.

Victory Portfolios IV
Financial Highlights
For a Share Outstanding Throughout Each Period
12
See notes to financial statements.
Victory High Income Municipal Fund
Class A*
Year
Ended
August 31,
2026
Year
Ended
August 31,
2025(a)
Year
Ended
August 31,
2024
Year
Ended
August 31,
2023
Year
Ended
August 31,
2022
Net Asset Value, Beginning of Period $5.79 $6.27 $6.04 $6.54 $7.56
Investment Activities:
Net investment income (loss)(b) 0.31 0.31 0.30 0.29 0.26
Net realized and unrealized gains (losses) (0.19) (0.48) 0.22 (0.51) (1.02)
Total from Investment Activities 0.12 (0.17) 0.52 (0.22) (0.76)
Distributions to Shareholders from:
Net investment income (0.47) (0.31) (0.29) (0.28) (0.26)
Total Distributions (0.47) (0.31) (0.29) (0.28) (0.26)
Net Asset Value, End of Period $5.44 $5.79 $6.27 $6.04 $6.54
Total Return(c) 1.95% (2.91)% 8.86%(d) (3.41)% (10.20)%
Ratios to Average Net Assets:
Net Expenses(e) 0.82%(f) 0.82%(g) 0.82%(h) 0.82%(h) 0.82%(h)
Net Investment Income (Loss)(i) 5.37% 5.04%(j) 4.94% 4.57% 3.68%
Gross Expenses(e) 0.85%(f) 0.83%(g) 0.87%(h) 0.91%(h) 0.85%(h)
Supplemental Data:
Net Assets at end of period (000's) $252,143 $351,059 $403,715 $451,573 $524,429
Portfolio Turnover(k) 18% 54%(l) 30%(m) 37%(m) 38%(m)
* Pioneer High Income Municipal Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, and Class Y shares of the Predecessor Fund received
Class A, Class C, and Class Y shares of the Fund, respectively.
(a) Prior to December 6, 2024, the Fund invested, as feeder fund, in Pioneer High Income Municipal Portfolio. Per share data and ratios include Fund information as a stand-alone and feeder fund for the respective periods.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) For the year ended August 31, 2024, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class A’s total return was less than
0.005%.
(e) Does not include acquired fund fees and expenses, if any.
(f) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(g) Includes the Fund's share of Pioneer High Income Municipal Portfolio's allocated expenses for the period from September 1, 2024 to December 5, 2024.
(h) Includes the Fund's shares of Pioneer High Income Municipal Portfolio's allocated expenses.
(i) Ratios do not reflect the proportionate share of expenses and income in the underlying funds in which the Fund invests, if any.
(j) Includes the Fund's share of Pioneer High Income Municipal Portfolio's allocated income for the period from September 1, 2024 to December 5, 2024.
(k) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(l) Represents the portfolio turnover rate of Pioneer High Income Municipal Portfolio for the period from September 1, 2024 to December 5, 2024 and the fund as a stand-alone fund for the period ended August 31, 2025.
(m) Represents the portfolio turnover rate of Pioneer High Income Municipal Portfolio.

13
Victory Portfolios IV
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory High Income Municipal Fund
Class C*
Year
Ended
August 31,
2026
Year
Ended
August 31,
2025(a)
Year
Ended
August 31,
2024
Year
Ended
August 31,
2023
Year
Ended
August 31,
2022
Net Asset Value, Beginning of Period $5.80 $6.28 $6.05 $6.55 $7.57
Investment Activities:
Net investment income (loss)(b) 0.26 0.26 0.25 0.24 0.21
Net realized and unrealized gains (losses) (0.19) (0.48) 0.22 (0.51) (1.02)
Total from Investment Activities 0.07 (0.22) 0.47 (0.27) (0.81)
Distributions to Shareholders from:
Net investment income (0.43) (0.26) (0.24) (0.23) (0.21)
Total Distributions (0.43) (0.26) (0.24) (0.23) (0.21)
Net Asset Value, End of Period $5.44 $5.80 $6.28 $6.05 $6.55
Total Return(c) 1.00% (3.64)% 8.02%(d) (4.14)% (10.88)%
Ratios to Average Net Assets:
Net Expenses(e) 1.59%(f) 1.59%(g) 1.59%(h) 1.59%(h) 1.58%(h)
Net Investment Income (Loss)(i) 4.59% 4.25%(j) 4.16% 3.80% 2.91%
Gross Expenses(e) 1.62%(f) 1.60%(g) 1.64%(h) 1.68%(h) 1.61%(h)
Supplemental Data:
Net Assets at end of period (000's) $35,570 $52,161 $73,156 $93,368 $117,641
Portfolio Turnover(k) 18% 54%(l) 30%(m) 37%(m) 38%(m)
* Pioneer High Income Municipal Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, and Class Y shares of the Predecessor Fund received
Class A, Class C, and Class Y shares of the Fund, respectively.
(a) Prior to December 6, 2024, the Fund invested, as feeder fund, in Pioneer High Income Municipal Portfolio. Per share data and ratios include Fund information as a stand-alone and feeder fund for the respective periods.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) For the year ended August 31, 2024, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class C’s total return was less than
0.005%.
(e) Does not include acquired fund fees and expenses, if any.
(f) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(g) Includes the Fund's share of Pioneer High Income Municipal Portfolio's allocated expenses for the period from September 1, 2024 to December 5, 2024.
(h) Includes the Fund's shares of Pioneer High Income Municipal Portfolio's allocated expenses.
(i) Ratios do not reflect the proportionate share of expenses and income in the underlying funds in which the Fund invests, if any.
(j) Includes the Fund's share of Pioneer High Income Municipal Portfolio's allocated income for the period from September 1, 2024 to December 5, 2024.
(k) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(l) Represents the portfolio turnover rate of Pioneer High Income Municipal Portfolio for the period from September 1, 2024 to December 5, 2024 and the fund as a stand-alone fund for the period ended August 31, 2025.
(m) Represents the portfolio turnover rate of Pioneer High Income Municipal Portfolio.

Victory Portfolios IV
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
14
See notes to financial statements.
Victory High Income Municipal Fund
Class Y*
Year
Ended
August 31,
2026
Year
Ended
August 31,
2025(a)
Year
Ended
August 31,
2024
Year
Ended
August 31,
2023
Year
Ended
August 31,
2022
Net Asset Value, Beginning of Period $5.71 $6.18 $5.96 $6.46 $7.46
Investment Activities:
Net investment income (loss)(b) 0.32 0.32 0.31 0.30 0.28
Net realized and unrealized gains (losses) (0.19) (0.47) 0.21 (0.51) (1.00)
Total from Investment Activities 0.13 (0.15) 0.52 (0.21) (0.72)
Distributions to Shareholders from:
Net investment income (0.48) (0.32) (0.30) (0.29) (0.28)
Total Distributions (0.48) (0.32) (0.30) (0.29) (0.28)
Net Asset Value, End of Period $5.36 $5.71 $6.18 $5.96 $6.46
Total Return(c) 2.19% (2.59)% 9.02%(d) (3.24)% (9.87)%
Ratios to Average Net Assets:
Net Expenses(e) 0.55%(f) 0.55%(g) 0.55%(h) 0.55%(h) 0.55%(h)
Net Investment Income (Loss)(i) 5.67% 5.31%(j) 5.20% 4.84% 3.94%
Gross Expenses(e) 0.68%(f) 0.66%(g) 0.70%(h) 0.75%(h) 0.68%(h)
Supplemental Data:
Net Assets at end of period (000's) $275,590 $530,593 $629,151 $770,198 $975,628
Portfolio Turnover(k) 18% 54%(l) 30%(m) 37%(m) 38%(m)
* Pioneer High Income Municipal Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, and Class Y shares of the Predecessor Fund received
Class A, Class C, and Class Y shares of the Fund, respectively.
(a) Prior to December 6, 2024, the Fund invested, as feeder fund, in Pioneer High Income Municipal Portfolio. Per share data and ratios include Fund information as a stand-alone and feeder fund for the respective periods.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) For the year ended August 31, 2024, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class Y’s total return was less than
0.005%.
(e) Does not include acquired fund fees and expenses, if any.
(f) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(g) Includes the Fund's share of Pioneer High Income Municipal Portfolio's allocated expenses for the period from September 1, 2024 to December 5, 2024.
(h) Includes the Fund's shares of Pioneer High Income Municipal Portfolio's allocated expenses.
(i) Ratios do not reflect the proportionate share of expenses and income in the underlying funds in which the Fund invests, if any.
(j) Includes the Fund's share of Pioneer High Income Municipal Portfolio's allocated income for the period from September 1, 2024 to December 5, 2024.
(k) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(l) Represents the portfolio turnover rate of Pioneer High Income Municipal Portfolio for the period from September 1, 2024 to December 5, 2024 and the fund as a stand-alone fund for the period ended August 31, 2025.
(m) Represents the portfolio turnover rate of Pioneer High Income Municipal Portfolio.

Notes to Financial Statements
August 31, 2026
Victory Portfolios IV
15
1. Organization:
Victory Portfolios IV (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 26 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”). The Fund is classified as diversified under the 1940 Act.
* On December 1, 2025, Victory Pioneer High Income Municipal Fund was renamed Victory High Income Municipal Fund.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.  Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
The Fund, which commenced operations on May 2, 2025, is the successor to Pioneer High Income Municipal Fund (the “Predecessor Fund”).
The Predecessor Fund transferred all of the net assets of Class A, Class C, and Class Y shares in exchange for the Fund’s Class A, Class C, and
Class Y shares, respectively, on May 2, 2025, pursuant to an agreement and plan of reorganization (the “Reorganization”), which was approved by the shareholders of the Predecessor Fund on April 28, 2025. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding Class A, Class C, and Class Y shares of the Predecessor Fund received Class A, Class C, and Class Y shares of the Fund, respectively, in the Reorganization. The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Fund’s investment objective is to seek to maximize total return through a combination of income that is exempt from regular federal income tax, and capital appreciation.
Effective May 2, 2025, VCM serves as the Fund’s investment adviser, succeeding Amundi Asset Management US, Inc. (“Amundi US”). On the
same date, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, became the Distributor for the Fund's shares, succeeding
Amundi Distributor US, Inc. The Distributor receives no fee or other compensation for these services (See Note 4).
On September 30, 2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub-administrator, sub-fund accountant, and transfer agent. Effective as of February 9, 2026, Citibank, N.A. serves as the custodian of the Fund, Citi Fund Services Ohio, Inc. serves as sub-administrator and sub-fund accountant of the Fund, and FIS Investor Services LLC serves as transfer agent of the Fund.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory High Income Municipal Fund (formerly Victory
Pioneer High Income Municipal Fund)*
High Income Municipal Fund Class A, Class C, and Class Y

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
16
(a)
Realized gain (loss) on these securities is included in the realized gain (loss) from investments on the Statement of Operations.
(b)
Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) from investments on the Statement of Operations.
Portfolio securities listed or traded on securities exchanges are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing mean, if available, or otherwise at the bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies are valued at their net asset value (“NAV”). These valuations are typically categorized as Level
1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
A summary of the valuations as of August 31, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
For the year ended August 31, 2026, the Fund had transfers into or out of Level 3 that were 5.8% of net assets.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):
For the period ended August 31, 2026, $32,802 (amount in thousands) was transferred from Level 2 to Level 3 due to the application of significant unobservable liquidity discounts and internal collateral recovery models resulting from position illiquidity, borrower default, and a lack of pricing sources supported by observable market inputs.  For the period ended August 31, 2026, all transfers, if any, are assumed to occur at the end of the reporting period.
Level 1 Level 2 Level 3 Total
High Income Municipal Fund
Corporate Bonds .............................................. $ — $ — $ 2,970 $ 2,970
Municipal Bonds .............................................. — 524,943 32,802 557,745
Total ....................................................... $ — $ 524,943 $ 35,772 $ 560,715
Level 3 Securities
Balance as of 8/31/2025 $ 2,970
Realized gain (loss)
(a)
—
Change in unrealized appreciation (depreciation)
(b)
(238)
Amortization 238
Purchases —
Sales —
Transfers in to Level 3 32,802
Transfers out of Level 3 —
Balance as of 8/31/2026 $ 35,772
QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR
VALUE MEASUREMENTS
Fair Value at
August 31,
2026 (in 000s)
Valuation
Technique
Significant
Unobservable
Input(s) Input Value
Corporate Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $2,970 Recovery Analysis Expected
Recovery
33%
Municipal Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 11,754 Market Approach Liquidity
Discount
10%
21,048 Market Approach Liquidity
Discount
3%

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
17
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of the underlying funds.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days after the trade date. Securities that require more than 35 days to settle are considered senior securities and subject to Rule 18f-4. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place.  If the Fund owns delayed-
delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statement of Assets and Liabilities.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage
Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the
Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie
Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Below-Investment-Grade Securities:
The Fund may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Investment Transactions and Related Income:
Investment transactions are recorded on trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is accrued daily and recorded using the effective interest method, which includes the amortization of premiums and accretion of discounts on debt securities. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.
Securities Lending:
Effective May 8, 2026, the Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans with collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Fund’s Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral, and therefore it is not disclosed on the Fund’s Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
18
income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations.
Loans are terminable upon demand, and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of August 31, 2026, the Fund did not have any securities on loan.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of August 31.
For the year ended August 31, 2026, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended August 31, 2026, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of the Fund. The rates at which the Adviser is paid by the Fund are included in the table below.
Amounts incurred and paid to VCM for the year ended August 31, 2026, are reflected on the Statement of Operations as Investment advisory fees.
Excluding U.S. Government
Securities
Purchases Sales
High Income Municipal Fund ................................................................. $ 126,084 $ 458,651
Adviser Fee Tier Rates
Up to $500
million
Over $500 million -
$1 billion
Over $1
billion
High Income Municipal Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%, plus 0.475%, plus 0.45%

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
19
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of all Companies and Funds (as defined in the Administration and
Fund Accounting Agreement) together with all other registered investment companies for which VCM acts as administrator, and allocated to the
Fund on a pro rata basis calculated based on the Fund’s average daily net assets. The tiered rates at which VCM is paid by the Fund are shown in the table below:
Amounts incurred for the year ended August 31, 2026, are reflected on the Statement of Operations as Administration fees.
Effective February 9, 2026, Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with the Chief Compliance Officer, and the implementation of new reports required by new rules adopted by the SEC under the 1940
Act.
Prior to February 9, 2026, BNY Mellon served as sub-administrator and sub-fund accountant for the Fund. The total amounts incurred and paid for the year ended August 31, 2026, are reflected within the Sub-Administration fees on the Statement of Operations.
Transfer Agency Fees:
Effective February 9, 2026, FIS Investor Services LLC serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of its reasonable out-of-pocket expenses incurred in providing these services. Prior to February 9, 2026, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Fund at negotiated rates where transfer agent fees included sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts. In addition, the Fund reimbursed out-of-pocket expenses incurred by the former transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. Total transfer agent fees incurred for the year ended August 31, 2026, are reflected on the Statement of
Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
Effective February 9, 2026, the Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders' accounts were maintained directly at the Fund’s transfer agent. Prior to February 9, 2026, BNY
Mellon served as sub-transfer agent. Total sub-transfer agent fees incurred for the year ended August 31, 2026, are reflected on the Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as the distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Services Plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee for Class A and Class C, at an annual rate of up to 0.25% and 1.00%, respectively, of the average daily net assets. Amounts incurred and paid to the Distributor for the year ended August 31, 2026, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the year ended August 31, 2026, the
Distributor received $1 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Effective February 9, 2026, Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Prior to February
9, 2026, BNY Mellon served as the Fund's custodian. Total custodian fees incurred for the year ended August 31, 2026, are reflected on the
Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary
Annual Charge
Up to $15
billion
Over $15 billion -
$30 billion
Over $30
billion - $85
billion
Over $85
billion
High Income Municipal Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.08%, plus 0.05%, plus 0.04%, plus 0.03%

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
20
expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of August 31, 2026, the expense limits (excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to two years (twenty-four (24) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2026.
For the year ended August 31, 2026, the following recoupment amount was paid to the Adviser (amounts in thousands):
The dates in the table below represent the fiscal year-end in which the 24-month recoupment period expires. As of August 31, 2026, these amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Fund in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended August 31, 2026.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
5. Risks:
The following describes principal risks that you may assume as an investor in the Fund. The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Fund may be subject to other risks in addition to these identified risks.
Market Risk — The market prices of securities or other assets held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, political instability, recessions, inflation, changes in interest or currency rates, lack of liquidity in the markets, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment. If the market prices of the Fund’s securities and assets fall, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.
Interest Rate Risk  — The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer-term or longer-duration securities. Duration is a measure of a fixed income security’s sensitivity to changes in interest rates. For example, if interest rates increase by 1%, the value of a fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities
(sometimes called “credit spread”). In general, the longer its maturity, the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up or “widens,” the value of the security generally will go down.
Credit Risk — If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. The values of lower-quality debt securities tend to be particularly sensitive to these changes. Changes in actual or perceived creditworthiness may occur quickly. The values of securities also may decline for a number of other reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets. The Fund also could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
In effect until April 1, 2028
Class A Class C Class Y
High Income Municipal Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.82% 1.59% 0.55%
Amount
High Income Municipal Fund ............................................................................ $ 14
August 31,
2027
August 31,
2028 Total
High Income Municipal Fund ........................................................ $ 236 $ 594 $ 830

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
21
Prepayment or Call Risk — Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the Fund will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The
Fund also may lose any premium it paid on the security.
Extension Risk — During periods of slowly rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration, and reduce the value of the security.
6. Borrowing and Interfund Lending:
Line of Credit:
The Trust participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with Citibank, the Trust may borrow up to $250 million. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the period from September 1,
2025, through January 27, 2026, Citibank received an annual commitment fee of 0.20% for providing the Line of Credit. Effective January 28,
2026, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee changed to 0.275%. Additionally, the agreement was renewed again effective June 23, 2026, with a termination date of June 21, 2027, and the annual commitment fee remained unchanged at 0.275%. Each fund in the Trust paid a pro-rata portion of the commitment fees plus interest on amounts borrowed. Interest prior to renewal was based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.00%, plus 0.10% SOFR adjustment. Pursuant to the amendment on June 22, 2026, the interest is based on the one-month SOFR plus 1.25%, plus 0.10% SOFR adjustment. Interest charged to the
Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended August 31, 2026.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended August 31, 2026.
7. Federal Income Tax Information:
Distributions from the Fund's net investment income are declared daily and distributed on the last business day of each month. Distributable net realized gains, if any, are generally declared and paid at least annually.  The Fund may also distribute additional net investment income and net realized gains if necessary for the Fund to avoid U.S. federal income or excise tax.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders)
are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification, utilized earnings and profit distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of August 31, 2026, reclassification adjustments on the Statement of Assets and Liabilities that are a result of permanent book-to-tax differences were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
Total
Accumulated
Earnings
(Loss) Capital
High Income Municipal Fund .................................................................. $ 318 $ (318)

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
22
As of August 31, 2026, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis net unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales, accrual of income on securities in default and the tax treatment of market discount and amortization of premium.
As of August 31, 2026, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of August 31, 2026, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
8. Segment Reporting:
The Adviser’s Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Year Ended August 31, 2026
Distributions Paid From:
Ordinary
Income
Total Taxable
Distributions
Tax-Exempt
Income
Total
Distributions
Paid
High Income Municipal Fund .................................. $ 6,467 $ 6,467 $ 58,363 $ 64,830
Year Ended August 31, 2025
Distributions Paid From:
Ordinary
Income
Total Taxable
Distributions
Tax-Exempt
Income
Total
Distributions
Paid
High Income Municipal Fund .................................. $ 2,467 $ 2,467 $ 51,367 $ 53,834
Undistributed
Tax-Exempt
Income
Distributions
Payable
Accumulated
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
High Income Municipal Fund ...... $ 4,988 $ (123) $ 4,865 $ (391,471) $ (92,743) $ (479,349)
Short-Term
Amount
Long-Term
Amount Total
High Income Municipal Fund ............................................. $ (142,372) $ (249,099) $ (391,471)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
High Income Municipal Fund ........................... $ 653,458 $ 11,870 $ (104,613) $ (92,743)

23
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Victory Portfolios IV and the shareholders of Victory High Income Municipal Fund (formerly Victory Pioneer High
Income Municipal Fund)
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Victory High Income Municipal Fund (formerly Victory Pioneer High
Income Municipal Fund) (the “Fund”) (one of the funds constituting Victory Portfolios IV), including the schedule of portfolio investments, as of August 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the years ended August
31, 2023 and 2022 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated October 30, 2023.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 27, 2026
We have served as the auditor of one or more of the Victory Pioneer investment companies since 2024.

Supplemental Information
August 31, 2026
Victory Portfolios IV
24
(Unaudited)
Additional Federal Income Tax Information
For the fiscal year ended August 31, 2026, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
For the year ended August 31, 2026, the Fund designated tax-exempt distributions in the amount of $58,363 thousand.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 539-3863
21203-1026

August 31, 2026
Annual: Full Financials
Victory Pioneer Multi-Asset Ultrashort Income Fund

Victory
Portfolios
IV
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 539-3863, and a Form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
34
Statement of Operations
35
Statements of Changes in Net Assets
36
Financial Highlights
38
Notes to Financial Statements (Form N-CSR Item 7) 42
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 53
Supplemental Information (Unaudited)
Additional Federal Income Tax Information
54

Schedule of Portfolio Investments
August 31, 2026
Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund
2
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (18.9%)
ABS Auto (3.4%):
ACM Auto Trust, Series 2025-1A, Class A, 5.38%, 6/20/29, Callable 1/20/27 @ 100(a) ..... $ 35 $ 35
Ally Bank Auto Credit-Linked Notes, Series 2025-B, Class E, 6.16%, 9/15/33, Callable
10/15/28 @ 100(a) .................................................. 2,526 2,524
American Credit Acceptance Receivables Trust .................................
Series 2023-3, Class D, 6.82%, 10/12/29, Callable 6/12/27 @ 100(a) .............. 11,274 11,403
Series 2023-4, Class C, 6.99%, 9/12/30, Callable 8/12/27 @ 100(a) ............... 225 225
Series 2026-1, Class A, 4.16%, 7/12/29, Callable 8/12/28 @ 100(a) ............... 7,612 7,606
American Heritage Auto Receivables Trust, Series 2024-1A, Class A2, 4.83%, 3/15/28(a) ... 67 67
Arivo Acceptance Auto Loan Receivables Trust .................................
Series 2024-1A, Class A, 6.46%, 4/17/28(a) ................................ 19 19
Series 2025-1A, Class A2, 4.92%, 5/15/29(a) ............................... 3,439 3,440
Series 2026-1A, Class A2, 4.96%, 8/15/30(a) ............................... 10,250 10,260
AutoNation Finance Trust, Series 2025-1A, Class A3, 4.62%, 11/13/29, Callable 7/10/28 @
100(a) ........................................................... 1,409 1,411
Avid Automobile Receivables Trust, Series 2021-1, Class F, 5.16%, 10/16/28, Callable 9/15/26
@ 100(a) ......................................................... 1,179 1,135
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2021-2A, Class D, 4.08%, 2/20/28, Callable 2/20/27 @ 100(a) .............. 3,285 3,271
Series 2023-2A, Class D, 7.26%, 10/20/27(a) ............................... 1,917 1,919
Series 2023-3A, Class D, 7.32%, 2/20/28(a) ................................ 2,720 2,730
Series 2023-4A, Class D, 7.31%, 6/20/29(a) ................................ 6,240 6,308
Bayview Opportunity Master Fund Trust VII, Series 2024-CAR1F, Class A, 6.97%, 7/29/32,
Callable 12/28/26 @ 100(a) ........................................... 1,382 1,384
Bayview Opportunity Master Fund VII LLC ....................................
Series 2024-CAR1, Class A, 4.74% (SOFR30A+110bps), 12/26/31 , Callable 5/25/27 @
100(a)(b) ......................................................... 1,970 1,975
Series 2024-CAR1, Class C, 5.14% (SOFR30A+150bps), 12/26/31, Callable 5/25/27 @
100(a)(b) ......................................................... 463 464
BOF VII Al Funding Trust I, Series 2023-CAR3, Class A2, 6.29%, 7/26/32 , Callable 9/25/27
@ 100(a) ......................................................... 2,071 2,092
Carvana Auto Receivables Trust, Series 2022-N1, Class D, 4.13%, 12/11/28, Callable 2/10/28
@ 100(a) ......................................................... 649 644
Chesapeake Funding II LLC, Series 2024-1A, Class A2, 4.41% (SOFR30A+77bps), 5/15/36,
Callable 1/15/27 @ 100(a)(b) .......................................... 879 880
Exeter Automobile Receivables Trust .........................................
Series 2022-1A, Class E, 5.02%, 10/15/29, Callable 5/15/27 @ 100(a) ............. 24,300 24,233
Series 2022-6A, Class D, 8.03%, 4/6/29, Callable 3/15/28 @ 100 ................. 1,035 1,046
FCCU Auto Receivables Trust, Series 2025-1A, Class A3, 4.85%, 6/17/30, Callable 12/15/28
@ 100(a) ......................................................... 10,000 10,010
FHF Issuer Trust .......................................................
Series 2023-2A, Class A2, 6.79%, 10/15/29, Callable 12/15/27 @ 100 (a) ........... 635 638
Series 2024-3A, Class B, 5.04%, 2/17/31, Callable 8/15/28 @ 100(a) .............. 2,250 2,215
Series 2026-1A, Class A2, 5.41%, 9/16/30, Callable 1/15/30 @ 100(a) ............. 10,000 10,019
Series 2026-2A, Class A1, 4.49%, 9/15/27(a) ............................... 25,650 25,652
Series 2026-2A, Class A2, 5.32%, 11/15/30(a) .............................. 15,500 15,500
FHF Trust, Series 2023-1A, Class A2, 6.57%, 6/15/28, Callable 10/15/26 @ 100(a) ........ 12 12
GLS Auto Receivables Issuer Trust ..........................................
Series 2022-3A, Class D, 6.42%, 6/15/28, Callable 10/15/27 @ 100(a) ............. 1,665 1,674
Series 2023-1A, Class E, 11.42%, 3/15/30, Callable 3/15/28 @ 100(a) ............. 5,540 5,864
Series 2023-4A, Class C, 6.65% , 8/15/29, Callable 10/15/28 @ 100(a) ............. 1,718 1,726
GLS Auto Select Receivables Trust ..........................................
Series 2024-1A, Class D, 6.43%, 1/15/31, Callable 11/15/28 @ 100(a) ............. 1,935 1,977
Series 2025-1A, Class A2, 4.71%, 4/15/30, Callable 11/15/29 @ 100(a) ............ 4,206 4,210
Huntington Bank Auto Credit-Linked Notes ....................................
Series 2024-2, Class C, 6.24% (SOFR30A+260bps), 10/20/32, Callable 3/20/28 @ 100(a)
(b) ............................................................. 2,415 2,421
Series 2025-1, Class B, 4.96%, 3/21/33 , Callable 11/20/28 @ 100(a) .............. 5,821 5,811
Lendbuzz Securitization Trust ..............................................
Series 2023-3A, Class A2, 7.50%, 12/15/28, Callable 2/15/28 @ 100(a) ............ 2,103 2,126
Series 2024-1A, Class A2, 6.19%, 8/15/29, Callable 1/15/28 @ 100(a) ............. 1,466 1,469
Series 2024-2A, Class A2, 5.99%, 5/15/29, Callable 6/15/28 @ 100(a) ............. 2,151 2,159

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-1A, Class A2, 5.10%, 10/15/30, Callable 7/15/28 @ 100(a) ............ $ 4,478 $ 4,482
Merchants Fleet Funding LLC ..............................................
Series 2023-1A, Class A, 7.21%, 5/20/36, Callable 9/20/26 @ 100(a) .............. 1,044 1,046
Series 2025-1A, Class A, 4.49%, 1/20/39, Callable 7/20/29 @ 100(a) .............. 4,200 4,193
NextGear Floorplan Master Owner Trust, Series 2024-2A, Class A1, 4.52%
(SOFR30A+88bps), 9/15/29(a)(b) ....................................... 9,280 9,318
Oscar US Funding XVII LLC, Series 2024-2A, Class A2, 4.63%, 12/10/27(a) ............ 174 174
Research-Driven Pagaya Motor Asset Trust ....................................
Series 2026-3A, Class A2, 4.85%, 3/26/35, Callable 5/25/28 @ 100(a) ............. 8,500 8,499
Series 2026-3A, Class A4, 5.88%, 3/26/35, Callable 5/25/28 @ 100(a) ............. 5,000 5,016
SAFCO Auto Receivables Trust ............................................
Series 2025-1A, Class A, 5.46%, 9/10/29, Callable 5/10/28 @ 100(a) .............. 2,318 2,315
Series 2025-1A, Class B, 5.63%, 10/10/30, Callable 5/10/28 @ 100(a) ............. 2,000 1,982
Santander Bank Auto Credit-Linked Notes, Series 2024-B, Class E, 6.80%, 1/18/33, Callable
1/15/29 @ 100(a) ................................................... 3,261 3,292
SCCU Auto Receivables Trust, Series 2025-1A, Class A2, 4.67%, 11/15/28(a) ........... 4,285 4,290
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.04%, 7/25/31, Callable
2/25/28 @ 100(a) ................................................... 1,262 1,266
Tricolor Auto Securitization Trust ...........................................
Series 2022-1A, Class E, 0.00%, 8/16/27, Callable 9/15/26 @ 100(a)(c) ............ 987 742
Series 2023-1A, Class D, 0.00%, 7/15/27, Callable 9/15/26 @ 100(a)(c) ............ 1,552 1,202
Series 2024-1A, Class A, 0.00%, 10/15/27, Callable 11/15/26 @ 100(a)(c) .......... 1,449 1,322
Series 2024-1A, Class B, 0.00%, 12/15/27, Callable 11/15/26 @ 100(a)(c) .......... 3,750 574
Series 2024-2A, Class A, 0.00%, 12/15/27(a)(c) ............................. 2,219 2,019
Series 2024-3A, Class A, 0.00%, 6/15/28, Callable 10/15/27 @ 100(a)(c) ........... 4,745 4,020
Series 2025-1A, Class A, 0.00%, 2/15/29 , Callable 5/15/28 @ 100(a)(c) ............ 21,577 10,637
Series 2025-1A, Class C, 0.00%, 10/15/29, Callable 5/15/28 @ 100(a)(c) ........... 5,320 962
Series 2025-2A, Class A, 0.00%, 1/16/29(a)(c) .............................. 18,218 5,283
U.S. Bank NA, Series 2023-1, Class B, 6.79%, 8/25/32, Callable 10/25/26 @ 100(a) ....... 134 134
United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30%, 11/12/29, Callable
9/10/27 @ 100(a) ................................................... 2,122 2,141
USAA Auto Owner Trust, Series 2023-A, Class A3, 5.58%, 5/15/28, Callable 12/15/26 @
100(a) ........................................................... 93 93
Veros Auto Receivables Trust ..............................................
Series 2023-1, Class C, 8.32%, 11/15/28, Callable 10/15/26 @ 100(a) ............. 1,861 1,874
Series 2025-1, Class A, 5.31%, 9/15/28, Callable 1/15/28 @ 100(a) ............... 2,342 2,346
Series 2026-1, Class B, 4.84%, 5/15/29, Callable 1/15/29 @ 100(a) ............... 1,580 1,577
Series 2026-2, Class B, 5.26%, 10/10/29, Callable 9/10/29 @ 100(a) .............. 1,185 1,184
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65%, 2/15/28(a) ...... 1,204 1,205
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2024-1A, Class A2, 4.47% (TSFR1M+83bps), 2/18/39(a)(b) ............... 1,686 1,689
Series 2025-3A, Class A1, 4.08%, 9/18/40(a) ............................... 7,000 6,942
270,373
ABS Card (0.4%):
Continental Finance Credit Card ABS Master Trust, Series 2024-A, Class A, 5.78%, 12/15/32,
Callable 9/15/27 @ 100(a) ............................................ 3,543 3,551
Mission Lane Credit Card Master Trust .......................................
Series 2024-B, Class A, 5.88%, 1/15/30(a) ................................. 5,300 5,302
Series 2025-A, Class A, 5.80%, 5/15/30, Callable 2/15/27 @ 100(a) ............... 8,580 8,608
Newday Funding Master Flt, Series 2023-1, Class A2, 5.41%, 11/17/31(d) .............. 5,700 5,712
Prosper Credit Card Issuer LLC, Series 2026-1A, Class A, 5.34%, 7/15/36, Callable 9/15/28 @
100(a) ........................................................... 3,000 2,994
Synchrony Card Funding LLC, Series 2023-A2, Class A, 5.74%, 10/15/29 .............. 8,880 8,897
35,064
ABS Home (2.7%):
BARC, Series 2026-CES1, Class A1A, 4.85%, 1/25/56, Callable 2/25/29 @ 100(a)(d) ...... 12,097 11,886
COOPR Residential Mortgage Trust, Series 2025-CES4, Class A1A, 5.04%, 11/25/60, Callable
10/25/28 @ 100(a)(d) ................................................ 3,514 3,469
Cross Mortgage Trust, Series 2025-CES1, Class A1A, 5.30%, 11/25/60, Callable 8/25/28 @
100(a)(d) ......................................................... 20,803 20,646
Deephaven Residential Mortgage Trust, Series 2026-CES1, Class A1A, 5.31%, 3/25/61,
Callable 4/25/29 @ 100(a)(d) .......................................... 15,654 15,517

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Delta Funding Home Equity Loan Trust, Series 1997-2, Class A6, 7.04%, 6/25/27, Callable
9/25/26 @ 100 ..................................................... $ —(e) $ —(e)
GS Mortgage-Backed Securities Trust ........................................
Series 2025-CES1, Class A1A, 5.57%, 5/25/55, Callable 3/25/28 @ 100(a)(d) ....... 3,618 3,613
Series 2026-CES2, Class A1A, 5.23%, 6/25/56, Callable 4/25/29 @ 100(a)(d) ....... 3,143 3,111
J.P. Morgan Mortgage Trust, Series 2026-CES1, Class A1A, 4.91%, 6/25/56, Callable 1/25/29
@ 100(a)(d) ....................................................... 14,919 14,709
NovaStar Mortgage Funding Trust, Series 2003-1, Class A2, 4.56% (TSFR1M+89bps),
5/25/33, Callable 9/25/26 @ 100(b) ...................................... 10 9
RCKT Mortgage Trust ...................................................
Series 2024-CES7, Class A1A, 5.16%, 10/25/44, Callable 9/25/27 @ 100(a)(d) ....... 248 247
Series 2025-CES7, Class A1A, 5.38%, 7/25/55, Callable 8/25/28 @ 100(a)(d) ....... 3,971 3,957
Series 2025-CES9, Class A1A, 4.80%, 9/25/55, Callable 9/25/28 @ 100(a)(d) ....... 1,670 1,646
Series 2026-CES1, Class A1A, 4.83%, 1/25/56, Callable 1/25/29 @ 100(a)(d) ....... 15,929 15,686
SAIF Securitization Trust, Series 2026-CES1, Class A1A, 5.40%, 2/25/56, Callable 3/25/29 @
100(a)(d) ......................................................... 18,121 17,930
Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, 6.31%, 3/25/54,
Callable 2/25/30 @ 100(a)(d) .......................................... 3,223 3,238
Towd Point Mortgage Trust ................................................
Series 2024-CES1, Class A1A, 5.85%, 1/25/64, Callable 1/25/27 @ 100(a)(d) ....... 9,506 9,499
Series 2024-CES2, Class A1A, 6.13%, 2/25/64, Callable 2/25/27 @ 100(a)(d) ....... 4,194 4,197
Series 2024-CES4, Class A1, 5.12%, 9/25/64 , Callable 9/25/27 @ 100(a)(d) ......... 7,856 7,818
Vista Point Securitization Trust .............................................
Series 2024-CES1, Class A1, 6.68%, 5/25/54, Callable 5/25/27 @ 100(a)(d) ......... 3,457 3,469
Series 2024-CES2, Class A1, 5.25%, 10/25/54, Callable 9/25/27 @ 100(a)(d) ........ 1,551 1,543
Series 2025-CES3, Class A1, 5.30%, 11/25/55, Callable 10/25/28 @ 100(a)(d) ....... 28,119 27,868
Series 2026-CES1, Class A1, 5.04%, 2/25/56, Callable 2/25/29 @ 100(a)(d) ......... 27,551 27,206
Series 2026-CES2, Class A1, 5.42%, 5/25/56, Callable 4/25/29 @ 100(a)(d) ......... 12,477 12,418
209,682
ABS Other (12.4%):
321 Henderson Receivables I LLC ...........................................
Series 2006-2A, Class A1, 3.95% (TSFR1M+31bps), 6/15/41 , Callable 2/15/29 @ 100(a)
(b) ............................................................. 28 28
Series 2006-3A, Class A1, 3.95% (TSFR1M+31bps), 9/15/41, Callable 3/15/29 @ 100(a)
(b) ............................................................. 127 126
321 Henderson Receivables LLC, Series 2005-1A, Class A1, 3.98% (TSFR1M+34bps),
11/15/40 , Callable 9/15/26 @ 100(a)(b) ................................... 263 259
ACHM Mortgage Trust, Series 2024-HE1, Class A, 6.55%, 5/25/39, Callable 2/25/29 @ 100(a) 4,213 4,275
ACHM Trust, Series 2024-HE2, Class A, 5.35%, 10/25/39, Callable 10/25/29 @ 100(a) .... 6,180 6,130
ACHV ABS Trust, Series 2024-2PL, Class A, 5.07%, 10/27/31, Callable 3/25/27 @ 100(a) .. 867 868
Affirm Asset Securitization Trust ............................................
Series 2025-X2, Class A, 4.45%, 10/15/30, Callable 5/15/27 @ 100(a) ............. 8,693 8,696
Series 2026-X1, Class A, 4.27%, 4/15/31, Callable 11/15/27 @ 100(a) ............. 6,905 6,902
Alterna Funding III LLC, Series 2024-1A, Class A, 6.26%, 5/16/39(a) ................. 9,610 9,616
Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class A2, 5.19%, 7/21/31,
Callable 8/20/28 @ 100(a) ............................................ 3,622 3,641
Angel Oak Mortgage Trust ................................................
Series 2025-HB1, Class A1, 5.44% (SOFR30A+180bps), 2/25/55, Callable 4/25/28 @
100(a) (b) ......................................................... 5,513 5,542
Series 2025-HB2, Class A1, 5.24% (SOFR30A+160bps), 12/25/55, Callable 11/25/28 @
100(a)(b) ......................................................... 13,729 13,772
Series 2026-HB1, Class A1, 5.04% (SOFR30A+140bps), 5/25/56, Callable 7/25/29 @
100(a)(b) ......................................................... 7,400 7,400
Aqua Finance Trust .....................................................
Series 2019-A, Class A, 3.14%, 7/16/40, Callable 9/15/26 @ 100(a) ............... 826 798
Series 2020-AA, Class A, 1.90%, 7/17/46, Callable 9/17/26 @ 100(a) ............. 935 876
Series 2021-A, Class A, 1.54%, 7/17/46 , Callable 12/17/27 @ 100(a) .............. 1,448 1,314
Ascent Career Funding Trust, Series 2024-1A, Class A, 6.77%, 10/25/32(a) ............. 2,464 2,473
Avtech Equipment Receivables Funding LLC, Series 2026-1A, Class A, 4.55%, 2/15/33,
Callable 1/15/29 @ 100(a) ............................................ 3,196 3,186
Bayview Opportunity Master Fund VII LLC, Series 2024-EDU1, Class A, 5.09%
(SOFR30A+145bps), 6/25/47(a)(b) ...................................... 2,116 2,129

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
BHG Securitization Trust .................................................
Series 2023-B, Class A, 6.92%, 12/17/36, Callable 8/17/29 @ 100(a) .............. $ 1,279 $ 1,314
Series 2024-1CON, Class A, 5.81%, 4/17/35, Callable 7/17/29 @ 100(a) ........... 2,042 2,061
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, 2.44%, 7/15/46, Callable
7/15/28 @ 100(a) ................................................... 2,271 2,156
Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30, Callable 1/15/27 @
100(a) ........................................................... 500 501
BRAVO Residential Funding Trust, Series 2025-HE1, Class A1, 4.99% (SOFR30A+135bps),
9/25/72, Callable 9/25/28 @ 100(a)(b) .................................... 14,181 14,206
BXG Receivables Note Trust, Series 2020-A, Class B, 2.49%, 2/28/36, Callable 2/28/27 @
100(a) ........................................................... 96 94
Centerstone SBA Trust, Series 2023-1, Class A, 7.60% (PRIME+85bps), 12/27/50, Callable
8/25/29 @ 100(a)(b) ................................................. 3,045 3,042
Channel EF LLC .......................................................
Series 2026-1A, Class A2, 5.00%, 1/17/34, Callable 9/15/29 @ 100(a) ............. 10,000 9,971
Series 2026-1A, Class C, 5.69%, 1/17/34, Callable 9/15/29 @ 100(a) .............. 3,000 2,985
Citigroup Mortgage Loan Trust, Series 2026-HE1, Class A1, 4.99% (SOFR30A+135bps),
10/25/56, Callable 5/25/29 @ 100(a)(b) ................................... 15,586 15,601
College Ave Student Loans LLC, Series 2019-A, Class A1, 5.18% (TSFR1M+151bps),
12/28/48, Callable 3/25/32 @ 100(a)(b) ................................... 2,536 2,549
Commercial Equipment Finance LLC, Series 2024-1A, Class A, 5.97%, 7/16/29, Callable
6/15/27 @ 100(a) ................................................... 862 867
Commonbond Student Loan Trust ...........................................
Series 2016-B, Class A1, 2.73%, 10/25/40, Callable 9/25/26 @ 100(a) ............. 42 42
Series 2016-B, Class A2, 5.23% (TSFR1M+156bps), 10/25/40, Callable 9/25/26 @
100(a)(b) ......................................................... 16 16
Series 2017-AGS, Class A2, 4.63% (TSFR1M+96bps), 5/25/41, Callable 9/25/26 @
100(a)(b) ......................................................... 265 263
Series 2017-BGS, Class A2, 4.43% (TSFR1M+76bps), 9/25/42, Callable 9/25/26 @
100(a)(b) ......................................................... 198 197
Series 2017-BGS, Class C, 4.44%, 9/25/42, Callable 9/25/26 @ 100(a) ............ 71 57
Series 2018-AGS, Class A2, 4.28% (TSFR1M+61bps), 2/25/44 , Callable 9/25/26 @
100(a)(b) ......................................................... 226 224
Series 2018-BGS, Class A2, 4.35% (TSFR1M+68bps), 9/25/45, Callable 9/25/26 @
100(a)(b) ......................................................... 334 332
Series 2018-CGS, Class A2, 4.58% (TSFR1M+91bps), 2/25/46(a)(b) .............. 133 132
Series 2019-AGS, Class A2, 4.68% (TSFR1M+101bps), 1/25/47, Callable 3/25/28 @
100(a)(b) ......................................................... 373 369
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90%, 8/20/30, Callable 2/20/28 @ 100(a) 4,890 4,913
DailyPay Securitization Trust, Series 2025-1A, Class A, 5.63%, 6/26/28, Callable 3/25/27 @
100(a) ........................................................... 4,740 4,749
Dell Equipment Finance Trust, Series 2026-1A, Class D, 5.19%, 11/22/32, Callable 10/22/28
@ 100(a) ......................................................... 2,430 2,410
Dext ABS LLC, Series 2023-1, Class A2, 5.99%, 3/15/32, Callable 4/15/27 @ 100(a) ...... 15 15
Equify ABS LLC, Series 2024-1A, Class A, 5.43%, 4/18/33, Callable 9/15/28 @ 100(a) .... 1,819 1,822
Fig Six Trust, Series 2026-PF1, Class A, 5.76%, 8/25/56(a)(d) ....................... 5,000 4,983
FIGRE Trust ..........................................................
Series 2024-HE2, Class A, 6.38%, 5/25/54, Callable 11/25/29 @ 100(a)(d) .......... 5,026 5,094
Series 2024-HE3, Class A, 5.94%, 7/25/54, Callable 2/25/29 @ 100(a)(d) ........... 2,963 2,980
Series 2025-HE3, Class A, 5.56%, 5/25/55, Callable 8/25/30 @ 100(a)(d) ........... 2,911 2,896
Series 2025-HE4, Class A, 5.41%, 7/25/55, Callable 4/25/30 @ 100(a)(d) ........... 2,712 2,690
Series 2025-HE6, Class A, 5.04%, 9/25/55, Callable 3/25/31 @ 100(a)(d) ........... 10,178 10,044
Series 2025-PF2, Class A, 5.02%, 10/25/55(a)(d) ............................ 3,767 3,709
Series 2026-EXP1, Class A, 5.76%, 6/25/56, Callable 12/25/31 @ 100(a)(d) ......... 2,370 2,361
Series 2026-HE4, Class A, 5.30%, 5/25/56 , Callable 8/25/33 @ 100(a)(d) ........... 5,964 5,886
Series 2026-HF3, Class A1A, 5.04% (SOFR30A+140bps), 3/25/56, Callable 12/25/30 @
100(a)(b) ......................................................... 5,932 5,937
Foundation Finance Trust .................................................
Series 2021-1A, Class A, 1.27%, 5/15/41 , Callable 4/15/28 @ 100(a) .............. 1,725 1,647
Series 2021-2A, Class A, 2.19%, 1/15/42, Callable 7/15/29 @ 100(a) .............. 982 935
Gordon Brothers Equipment Finance, Series 2026-1A, Class A1, 4.37%, 7/20/27(a) ....... 5,114 5,115
Gracie Point International Funding LLC, Series 2025-1A, Class A, 5.12% (SOFR30A+150bps),
8/15/28, Callable 8/15/27 @ 100(a)(b) .................................... 12,500 12,511

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
GreenSky Home Improvement Issuer Trust ....................................
Series 2025-2A, Class A2, 4.93%, 6/25/60(a) ............................... $ 378 $ 379
Series 2025-2A, Class D, 5.56%, 6/25/60(a) ................................ 1,252 1,246
GS Mortgage-Backed Securities Trust ........................................
Series 2024-HE1, Class A1, 5.24% (SOFR30A+160bps), 8/25/54, Callable 6/25/27 @
100(a)(b) ......................................................... 13,862 13,905
Series 2024-HE2, Class A1, 5.14% (SOFR30A+150bps), 1/25/55, Callable 10/25/27 @
100(a)(b) ......................................................... 8,984 9,009
Series 2025-HE1, Class A1, 5.19% (SOFR30A+155bps), 10/25/55, Callable 7/25/28 @
100(a)(b) ......................................................... 2,626 2,635
Series 2025-HE2, Class A1, 5.19% (SOFR30A+155bps), 12/25/65, Callable 10/25/28 @
100(a)(b) ......................................................... 21,311 21,383
Series 2025-SL1, Class A1, 5.85%, 11/25/67, Callable 3/25/28 @ 100(a)(d) ......... 7,435 7,435
Series 2026-AH2, Class A1A, 5.04% ( SOFR30A+140bps), 11/25/56, Callable 6/25/29 @
100(a)(b) ......................................................... 15,434 15,444
Harvest SBA Loan Trust ..................................................
Series 2023-1, Class A, 7.08% (SOFR30A+325bps), 10/25/50, Callable 11/25/30 @
100(a)(b) ......................................................... 3,646 3,729
Series 2024-1, Class A, 6.00% ( SOFR30A+225bps), 12/25/51, Callable 10/25/32 @
100(a)(b) ......................................................... 5,721 5,793
J.P. Morgan Mortgage Trust ...............................................
Series 2023-HE2, Class A1, 5.34% (SOFR30A+170bps), 3/20/54, Callable 10/20/26 @
100(a)(b) ......................................................... 5,250 5,256
Series 2023-HE3, Class A1, 5.24% (SOFR30A+160bps), 5/20/54, Callable 12/20/26 @
100(a)(b) ......................................................... 3,767 3,775
Series 2024-HE2, Class A1, 4.84% (SOFR30A+120bps), 10/20/54, Callable 5/20/27 @
100(a)(b) ......................................................... 5,484 5,489
Series 2024-HE3, Class A1, 4.84% (SOFR30A+120bps), 2/25/55, Callable 9/20/27 @
100(a)(b) ......................................................... 7,699 7,711
Series 2025-HE1, Class A1, 4.79% (SOFR30A+115bps), 7/20/55, Callable 2/20/28 @
100(a)(b) ......................................................... 17,159 17,165
Series 2025-HE2, Class A1, 4.89% (SOFR30A+125bps), 11/20/55, Callable 7/20/28 @
100(a)(b) ......................................................... 17,021 17,050
Series 2025-HE3, Class A1, 4.99% (SOFR30A+135bps), 3/20/56, Callable 11/20/28 @
100(a)(b) ......................................................... 24,853 24,974
Series 2026-HE1, Class A1, 4.89% (SOFR30A+125bps), 9/20/56, Callable 4/20/29 @
100(a)(b) ......................................................... 14,795 14,840
Kinetic Advantage Master Owner Trust, Series 2025-1A, Class A, 5.84% (SOFR30A+220bps),
10/15/29, Callable 10/15/27 @ 100(a)(b) .................................. 7,610 7,670
Libra Solutions LLC, Series 2025-1A, Class A, 6.36%, 8/15/39(a) .................... 5,474 5,464
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.64%, 10/15/46(a) ...... 1,038 988
MMP Capital LLC, Series 2025-A, Class A, 5.36% , 12/15/31, Callable 9/15/28 @ 100(a) ... 2,479 2,483
MVW LLC, Series 2021-1WA, Class A, 1.14%, 1/22/41, Callable 3/20/27 @ 100(a) ....... 521 510
Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.06%, 10/15/69 ,
Callable 5/15/30 @ 100(a) ............................................ 393 356
Nelnet Student Loan Trust ................................................
Series 2021-A, Class APT2, 1.36%, 4/20/62, Callable 1/20/29 @ 100(a) ............ 351 334
Series 2021-DA, Class AFL, 4.46% (TSFR1M+80bps), 4/20/62, Callable 4/20/32 @
100(a) (b) ......................................................... 1,732 1,726
Newtek Small Business Loan Trust ..........................................
Series 2021-1, Class A, 6.50% (PRIME-25bps), 12/25/48, Callable 9/25/26 @ 100(a)(b) 635 635
Series 2023-1, Class A, 6.25% (PRIME-50bps), 7/25/50, Callable 11/25/27 @ 100(a) (b) 2,093 2,108
NYCTL Trust, Series 2025-A, Class A, 4.84%, 11/10/38(a) ......................... 5,127 5,058
Oaktree ABF Equipment ST LLC, Series 2026-1A, Class A2, 4.50%, 10/17/33, Callable
6/15/28 @ 100(a) ................................................... 8,000 7,988
OBX Trust ............................................................
Series 2025-HE1, Class A1, 5.24% (SOFR30A+160bps), 2/25/55, Callable 3/25/28 @
100(a)(b) ......................................................... 11,333 11,376
Series 2025-HE2, Class A1, 5.09% (SOFR30A+145bps), 8/25/55, Callable 8/25/28 @
100(a)(b) ......................................................... 9,300 9,325
Series 2026-HE1, Class A1A, 4.99% (SOFR30A+135bps), 2/25/56, Callable 1/25/29 @
100(a)(b) ......................................................... 23,530 23,548

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2026-HE2, Class A1A, 4.99% (SOFR30A+135bps), 6/25/56, Callable 6/25/29 @
100(a)(b) ......................................................... $ 6,701 $ 6,709
OneMain Financial Issuance Trust, Series 2022-S1, Class B, 4.36%, 5/14/35, Callable 9/14/26
@ 100(a) ......................................................... 8,000 7,994
Oportun Issuance Trust ...................................................
Series 2021-C, Class A, 2.18%, 10/8/31, Callable 9/8/26 @ 100(a) ................ 1,478 1,460
Series 2025-B, Class A, 4.88%, 5/9/33, Callable 6/8/27 @ 100(a) ................. 8,000 7,989
Series 2025-B, Class B, 5.28%, 5/9/33, Callable 6/8/27 @ 100(a) ................. 8,000 7,990
Series 2026-A, Class A, 4.32%, 1/9/34, Callable 2/8/28 @ 100(a) ................ 3,000 2,969
Series 2026-A, Class B, 5.06%, 1/9/34, Callable 2/8/28 @ 100(a) ................ 5,000 4,967
Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.68%, 1/14/32(a) .......... 5,366 5,392
Oxford Finance Funding LLC, Series 2022-1A, Class B, 4.10%, 2/15/30(a) ............. 3,138 3,022
Pagaya AI Debt Grantor Trust ..............................................
Series 2024-10, Class A, 5.18%, 6/15/32, Callable 11/15/26 @ 100(a) ............. 1,183 1,184
Series 2024-10, Class B, 5.75%, 6/15/32, Callable 11/15/26 @ 100(a) ............. 2,637 2,641
Series 2024-11, Class A, 5.09%, 7/15/32, Callable 12/15/26 @ 100(a) ............. 2,034 2,037
Series 2024-11, Class AB, 5.41%, 7/15/32, Callable 12/15/26 @ 100(a)(d) .......... 2,136 2,138
Series 2024-9, Class A, 5.07%, 3/15/32 , Callable 10/15/26 @ 100(a) .............. 234 234
Series 2025-1, Class A, 5.16%, 7/15/32, Callable 2/15/27 @ 100(a)(d) ............. 1,733 1,736
Series 2025-1, Class A2, 5.16%, 7/15/32, Callable 2/15/27 @ 100(a) .............. 1,031 1,032
Series 2025-1, Class B, 5.63%, 7/15/32, Callable 2/15/27 @ 100(a) ............... 1,390 1,390
Series 2025-6, Class A2, 4.50%, 4/15/33, Callable 9/15/27 @ 100(a) .............. 4,748 4,726
Series 2025-7, Class A2, 4.53%, 5/15/33, Callable 10/15/27 @ 100(a) ............. 6,246 6,220
Series 2025-R3, Class A, 4.84%, 1/18/33, Callable 11/15/27 @ 100(a) ............. 8,467 8,439
Pagaya AI Debt Trust ....................................................
Series 2025-R1, Class B, 5.71%, 6/15/32, Callable 10/15/27 @ 100(a) ............. 3,436 3,440
Series 2025-REV1, Class A, 5.01%, 8/15/35, Callable 12/15/27 @ 100(a) ........... 8,000 7,929
PEAR LLC ...........................................................
Series 2021-1, Class B, 1/15/34(a)(f) ..................................... 1,866 1,784
Series 2022-1, Class A2, 7.25%, 10/15/34(a) ............................... 2,003 2,016
Series 2023-1, Class A, 7.42%, 7/15/35, Callable 9/15/27 @ 100(a) ............... 8,245 8,311
Series 2024-1, Class A, 6.95%, 2/15/36, Callable 3/15/28 @ 100(a) ............... 3,746 3,763
PFS Financing Corp., Series 2025-A, Class A, 4.29% (SOFR30A+65bps), 1/15/29(a)(b) .... 15,250 15,254
Post Road Equipment Finance LLC, Series 2025-1A, Class A2, 4.90%, 5/15/31, Callable
9/15/27 @ 100(a) ................................................... 2,040 2,045
Prodigy Finance DAC, Series 2021-1A, Class A, 5.03% (TSFR1M+136bps), 7/25/51 , Callable
11/25/26 @ 100(a)(b) ................................................ 1,111 1,113
Purchasing Power Funding LLC ............................................
Series 2026-A, Class A, 4.37%, 8/15/30, Callable 2/15/28 @ 100(a) ............... 5,500 5,428
Series 2026-A, Class D, 5.40%, 8/15/30, Callable 2/15/28 @ 100(a) ............... 4,840 4,794
RCKT Trust, Series 2025-1A, Class A, 4.90%, 7/25/34, Callable 2/25/28 @ 100(a) ........ 911 912
RCKTL, Series 2025-2A, Class A, 4.48%, 11/27/34, Callable 6/25/28 @ 100(a) .......... 2,380 2,381
Reach ABS Trust .......................................................
Series 2024-1A, Class B, 6.29%, 2/18/31, Callable 10/15/27 @ 100(a) ............. 2,391 2,395
Series 2025-1A, Class A, 4.96%, 8/16/32, Callable 4/15/29 @ 100(a) .............. 2,991 2,993
Series 2025-2A, Class A, 4.93%, 8/18/32, Callable 9/15/29 @ 100(a) .............. 2,510 2,513
Series 2025-2A, Class C, 5.69%, 8/18/32, Callable 9/15/29 @ 100(a) .............. 11,500 11,425
Series 2026-1A, Class D, 5.16%, 2/15/33, Callable 2/15/30 @ 100(a) .............. 17,160 16,731
Series 2026-2A, Class A, 4.34%, 2/15/35 , Callable 10/15/30 @ 100(a) ............. 3,872 3,868
Series 2026-2A, Class D, 5.67%, 2/15/35, Callable 10/15/30 @ 100(a) ............. 3,270 3,244
ReadyCap Lending Small Business Loan Trust ..................................
Series 2019-2, Class A, 6.25% (PRIME-50bps), 12/27/44 , Callable 9/25/26 @ 100(a)(b) 431 431
Series 2023-3, Class A, 6.82% (PRIME+7bps), 4/25/48, Callable 10/25/27 @ 100(a)(b) 4,940 4,985
Regents Capital Equipment Receivables LLC ...................................
Series 2026-1A, Class A, 5.11%, 1/31/34 , Callable 1/15/30 @ 100(a) .............. 8,178 8,135
Series 2026-1A, Class B, 5.59%, 1/31/34, Callable 1/15/30 @ 100(a) .............. 1,000 986
Regional Management Issuance Trust, Series 2024-2, Class A, 5.11%, 12/15/33, Callable
12/15/26 @ 100(a) .................................................. 6,240 6,248
Reprise Financial Receivables Trust, Series 2026-1, Class A, 5.54%, 4/18/33, Callable 1/17/30
@ 100(a) ......................................................... 6,639 6,639
Rosy Blue Carat SCS, Series 2018-1, Class A2R, 7.79% (TSFR1M+411bps), 3/15/30(a)(b)(g) 5,156 5,172

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Saluda Grade Alternative Mortgage Trust ......................................
Series 2025-LOC4, Class A1A, 5.39% (SOFR30A+175bps), 6/25/55, Callable 6/25/28 @
100(a)(b) ......................................................... $ 17,449 $ 17,554
Series 2025-LOC5, Class A1A, 5.27% (TSFR1M+160bps), 10/25/55, Callable 9/25/28 @
100(a)(b) ......................................................... 9,620 9,678
Series 2026-HB1, Class A1A, 5.07% (TSFR1M+140bps), 4/25/56, Callable 1/25/29 @
100(a)(b) ......................................................... 40,150 40,194
Series 2026-HB1, Class M1, 5.37% (TSFR1M+170bps), 4/25/56, Callable 1/25/29 @
100(a)(b) ......................................................... 5,200 5,209
Series 2026-LOC6, Class A1A, 5.17% (TSFR1M+150bps), 6/25/56, Callable 6/25/29 @
100(a)(b) ......................................................... 19,736 19,742
SCF Equipment Leasing LLC, Series 2025-1A, Class A2, 4.82%, 7/22/30, Callable 1/20/30 @
100(a) ........................................................... 472 472
SLM Private Credit Student Loan Trust, Series 2007-A, Class A4A, 4.17% (TSFR3M+50bps),
12/16/41, Callable 6/15/28 @ 100(b) ..................................... 1,603 1,576
SMB Private Education Loan Trust ..........................................
Series 2018-B, Class A2B, 4.47% (TSFR1M+83bps), 1/15/37(a)(b) ............... 294 294
Series 2023-B, Class A1B, 5.44% (SOFR30A+180bps), 10/16/56(a)(b) ............ 3,065 3,118
Series 2023-C, Class A1B, 5.19% (SOFR30A+155bps), 11/15/52(a)(b) ............ 3,810 3,840
SoFi Consumer Loan Program Trust .........................................
Series 2025-2, Class A, 4.82%, 6/25/34, Callable 5/25/28 @ 100(a) ............... 2,363 2,367
Series 2026-1, Class A, 4.06%, 12/26/35, Callable 12/25/28 @ 100(a) ............. 6,257 6,235
Series 2026-2, Class A, 4.27%, 3/25/36, Callable 5/25/29 @ 100(a) ............... 6,449 6,438
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37, Callable
9/25/26 @ 100(a) ................................................... 723 680
STAR Trust ...........................................................
Series 2025-SFR6, Class A, 5.04% (TSFR1M+140bps), 8/17/42, Callable 8/17/27 @
100(a)(b)(h) ....................................................... 23,400 23,403
Series 2026-SFR8, Class A, 5.07% (TSFR1M+140bps), 9/17/43, Callable 9/17/28 @
100(a)(b)(h) ....................................................... 17,830 17,844
Stonepeak ABS, Series 2021-1A, Class AA, 2.30%, 2/28/33(a) ...................... 892 878
Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.27%, 7/15/44, Callable 3/15/31 @
100(a) ........................................................... 1,682 1,713
The National Collegiate Trust, Series 2007-A, Class A, 4.13% (US0001M+30bps), 5/25/31,
Callable 9/25/26 @ 100(a)(b) .......................................... 487 479
Towd Point Mortgage Trust ................................................
Series 2025-FIX2, Class A1, 5.25%, 10/25/65, Callable 10/25/28 @ 100(a)(d) ....... 18,007 17,864
Series 2025-HE1, Class A1A, 4.99% (SOFR30A+135bps), 7/25/65, Callable 7/25/28 @
100(a)(b) ......................................................... 19,637 19,670
Series 2025-HE2, Class A1A, 4.99% (SOFR30A+135bps), 9/25/65, Callable 9/25/28 @
100(a)(b) ......................................................... 15,747 15,773
Trafigura Securitisation Finance PLC .........................................
Series 2024-1A, Class A1, 5.05% (SOFR+140bps), 11/15/27(a)(b) ................ 9,950 9,981
Series 2026-1A, Class A, 5.12%, 12/15/29(a) ............................... 4,090 4,081
U.S. Bank NA .........................................................
Series 2025-SUP1, Class B, 5.58%, 2/25/32, Callable 1/25/29 @ 100(a)(h) .......... 2,318 2,317
Series 2026-RVM1, Class B1, 4.96%, 12/25/46, Callable 5/25/33 @ 100(a) ......... 4,727 4,637
Uniti Fiber ABS Issuer LLC, Series 2025-2A, Class C, 7.83%, 1/20/56, Callable 1/20/29 @
100(a) ........................................................... 2,500 2,522
Upgrade Master Pass-Thru Trust, Series 2025-ST2, Class A, 6.11%, 6/15/32, Callable 11/15/27
@ 100(a) ......................................................... 2,382 2,392
Upgrade Receivables Trust, Series 2024-1A, Class D, 8.90%, 2/18/31, Callable 10/15/27 @
100(a) ........................................................... 2,000 2,039
Upstart Securitization Trust ................................................
Series 2024-1, Class A, 5.33%, 11/20/34, Callable 6/20/28 @ 100(a) .............. 158 158
Series 2025-2, Class A2, 5.22%, 6/20/35, Callable 1/20/29 @ 100(a) .............. 971 971
Series 2025-3, Class A2, 4.60%, 9/20/35, Callable 1/20/29 @ 100(a) .............. 2,223 2,222
Series 2025-4, Class A2, 4.56%, 11/20/35, Callable 4/20/29 @ 100(a) ............. 8,672 8,674
Series 2026-2, Class A2, 4.54%, 5/20/36, Callable 2/20/30 @ 100(a) .............. 5,000 4,992
US Bank C&I Credit-Linked Notes ..........................................
Series 2025-SUP2, Class B2, 4.99% (SOFR30A+135bps), 9/25/32, Callable 12/25/29 @
100(a)(b)(h) ....................................................... 4,290 4,250

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-SUP2, Class D, 5.84% (SOFR30A+220bps), 9/25/32, Callable 12/25/29 @
100(a)(b)(h) ....................................................... $ 1,532 $ 1,533
Verdant Receivables LLC, Series 2023-1A, Class A2, 6.24%, 1/13/31, Callable 9/12/27 @
100(a) ........................................................... 1,309 1,320
Westgate Resorts LLC ...................................................
Series 2023-1A, Class C, 7.49%, 12/20/37, Callable 4/20/27 @ 100(a) ............. 1,869 1,894
Series 2024-1A, Class C, 7.06%, 1/20/38, Callable 11/20/27 @ 100(a) ............. 4,087 4,130
Series 2026-1A, Class C, 6.08%, 10/20/39, Callable 10/20/29 @ 100(a) ............ 4,377 4,378
Willis Engine Structured Trust VI, Series 2021-A, Class B, 5.44%, 5/15/46, Callable 5/15/29 @
100(a) ........................................................... 5,671 5,499
Wilshire Mortgage Loan Trust, Series 1997-2, Class A6, 4.06% ( TSFR1M+39bps), 5/25/28,
Callable 9/25/26 @ 100(b) ............................................ 4 4
970,713
Agency ABS Other (0.0%):(i)
Navient Student Loan Trust, Series 2021-1A, Class A1B, 4.36% (SOFR30A+71bps), 12/26/69,
Callable 12/25/32 @ 100(a)(b) ......................................... 2,098 2,082
Total Asset-Backed Securities (Cost $1,522,899)
a
a
a
1,487,914
Collateralized Loan Obligations (16.5%)
Cash Flow CLO (16.5%):
522 Funding CLO Ltd., Series 2020-6A, Class XR, 4.70% (TSFR3M+95bps), 10/23/34,
Callable 10/23/26 @ 100(a)(b) ......................................... 317 317
ABPCI Direct Lending Fund CLO LLC .......................................
Series 2019-6A, Class A2RR, 5.41% (TSFR3M+160bps), 1/27/37, Callable 1/27/27 @
100 (a)(b) ......................................................... 4,250 4,228
Series 2025-21A, Class A1, 5.26% (TSFR3M+153bps), 7/20/37, Callable 10/20/27 @
100(a)(b) ......................................................... 4,850 4,851
ACREC LLC ..........................................................
Series 2025-FL3, Class A, 4.95% (TSFR1M+131bps), 8/18/42, Callable 1/18/27 @
100(a)(b) ......................................................... 12,460 12,460
Series 2026-FL4, Class A, 5.09% (TSFR1M+145bps), 1/18/43, Callable 1/18/28 @
100(a)(b) ......................................................... 2,060 2,063
Series 2026-FL4, Class AS, 5.24% (TSFR1M+160bps), 1/18/43, Callable 1/18/28 @
100(a)(b) ......................................................... 5,840 5,842
Series 2026-FL5, Class A, 5.00% (TSFR1M+135bps), 7/18/43, Callable 6/18/28 @
100(a)(b)(h) ....................................................... 5,160 5,164
ACREC Ltd., Series 2021-FL1, Class AS, 5.25% (TSFR1M+161bps), 10/16/36, Callable
9/16/26 @ 100(a)(b) ................................................. 3,388 3,388
ACRES Commercial Realty Issuer LLC .......................................
Series 2026-FL4, Class A, 5.09% (TSFR1M+145bps), 8/18/44, Callable 8/18/28 @
100(a)(b) ......................................................... 21,790 21,797
Series 2026-FL4, Class AS, 5.34% (TSFR1M+170bps), 8/18/44, Callable 8/18/28 @
100(a)(b) ......................................................... 10,890 10,890
ACRES LLC, Series 2025-FL3, Class A, 5.26% (TSFR1M+162bps), 8/18/40, Callable 8/18/27
@ 100(a)(b)(h) .................................................... 14,973 14,996
AGL CLO Ltd. ........................................................
Series 2020-3A, Class XR, 4.70% (TSFR3M+95bps), 4/15/38, Callable 4/15/27 @ 100(a)
(b) ............................................................. 2,523 2,525
Series 2021-14A, Class AR, 4.86% (TSFR3M+113bps), 12/2/34, Callable 10/21/26 @
100(a)(b) ......................................................... 6,820 6,826
AGL Core CLO Ltd., Series 2023-27A, Class XR, 4.53% (TSFR3M+80bps), 1/21/39, Callable
1/21/28 @ 100(a)(b) ................................................. 2,063 2,062
Anchorage Capital CLO Ltd. ...............................................
Series 2019-11A, Class XR3, 4.68% (TSFR3M+95bps), 7/22/39, Callable 7/22/28 @
100(a)(b) ......................................................... 4,000 4,000
Series 2024-29A, Class XR, 4.64% (TSFR3M+98bps), 3/31/39, Callable 7/20/28 @
100(a)(b) ......................................................... 4,000 3,998
Arbor Realty Collateralized Loan Obligation Ltd. ................................
Series 2025-BTR1, Class A, 5.58% (TSFR1M+193bps), 1/20/41, Callable 5/20/27 @
100(a)(b) ......................................................... 8,070 8,090
Series 2025-BTR1, Class AS, 6.29% (TSFR1M+264bps), 1/20/41 , Callable 5/20/27 @
100(a)(b) ......................................................... 15,475 15,533

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Arbor Realty Commercial Real Estate Notes LLC ................................
Series 2025-FL1, Class A, 5.01% (TSFR1M+135bps), 1/20/43, Callable 1/20/28 @
100(a)(b) ......................................................... $ 8,990 $ 9,001
Series 2025-FL1, Class B, 5.94% ( TSFR1M+229bps), 1/20/43, Callable 1/20/28 @
100(a)(b) ......................................................... 6,980 6,996
Series 2026-FL2, Class A, 5.15% (TSFR1M+150bps), 4/20/44, Callable 2/20/29 @
100(a)(b)(h) ....................................................... 6,580 6,590
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1, Class A, 5.09%
(SOFR30A+145bps), 1/15/37, Callable 9/15/26 @ 100(a)(b) .................... 4,245 4,245
AREIT Ltd. ...........................................................
Series 2025-CRE10, Class A, 5.03% (TSFR1M+139bps), 12/17/29 , Callable 7/17/27 @
100(a)(b) ......................................................... 35,350 35,348
Series 2025-CRE11, Class A, 5.19% (TSFR1M+155bps), 7/25/43, Callable 7/18/28 @
100(a)(b)(h) ....................................................... 19,830 19,897
ASP PIF CLO I LLC, Series 2025-1A, Class A1, 5.23% (TSFR3M+148bps), 1/15/38(a)(b) .. 15,000 14,830
Bain Capital Credit CLO Ltd. ..............................................
Series 2021-7A, Class A2R, 4.98% (TSFR3M+125bps), 1/22/35, Callable 10/22/26 @
100(a)(b) ......................................................... 6,500 6,482
Series 2022-4A, Class XR, 4.89% (TSFR3M+110bps), 10/16/37 , Callable 10/16/26 @
100(a)(b) ......................................................... 3,250 3,251
Series 2022-6A, Class XR, 4.88% (TSFR3M+115bps), 1/22/38, Callable 1/22/27 @
100(a)(b) ......................................................... 3,500 3,500
BAR Issuer LLC, Series 2026-FL1, Class A, 5.25% (TSFR1M+160bps), 8/20/43 , Callable
10/20/28 @ 100(a)(b)(h) .............................................. 16,400 16,441
Bardot CLO Ltd., Series 2019-2A, Class ARR, 4.71% (TSFR3M+98bps), 10/22/32, Callable
10/22/26 @ 100(a)(b) ................................................ 7,223 7,224
Battery Park CLO Ltd., Series 2019-1A, Class XR, 4.70% ( TSFR3M+95bps), 7/15/36, Callable
10/15/26 @ 100(a)(b) ................................................ 725 725
Bayfront IABS VIII Pte. Ltd. ..............................................
Series 8A, Class A, 5.02% (SOFR+138bps), 7/11/47, Callable 7/11/29 @ 100(a)(b) .... 14,000 13,992
Series 8A, Class B, 5.44% (SOFR+180bps) , 7/11/47, Callable 7/11/29 @ 100(a)(b) .... 6,000 5,996
BCRED BSL Static CLO Ltd., Series 2025-1A, Class AR, 5.03% (TSFR3M+125bps), 7/24/35,
Callable 10/24/26 @ 100(a)(b) ......................................... 2,639 2,639
BDS LLC ............................................................
Series 2024-FL13, Class A, 5.22% ( TSFR1M+158bps), 9/19/39, Callable 8/19/28 @
100(a)(b)(h) ....................................................... 4,128 4,130
Series 2025-FL14, Class A, 4.93% (TSFR1M+128bps), 10/17/42, Callable 9/21/27 @
100(a)(b)(h) ....................................................... 10,910 10,912
Series 2026-FL17, Class A, 5.00% (TSFR1M+135bps), 5/19/43, Callable 11/19/28 @
100(a)(b)(h) ....................................................... 7,940 7,945
Series 2026-FL18, Class A, 4.95% (TSFR1M+130bps), 2/19/44, Callable 2/19/29 @
100(a)(b)(h) ....................................................... 6,660 6,660
Benefit Street Partners CLO XVII Ltd., Series 2019-17A, Class XR2, 4.90%
(TSFR3M+115bps), 10/15/37, Callable 10/15/26 @ 100(a)(b) ................... 5,000 5,000
Birch Grove CLO Ltd., Series 2024-8A, Class XR, 4.63% (TSFR3M+90bps), 4/20/39, Callable
4/20/28 @ 100(a)(b) ................................................. 2,350 2,347
BlackRock DLF CLO LP, Series 2026-3A, Class A, 5.33% (TSFR3M+150bps), 7/23/34,
Callable 10/23/27 @ 100(a)(b) ......................................... 8,000 8,000
BlackRock Rainier CLO VI Ltd., Series 2021-6A, Class XR, 4.98% (TSFR3M+125bps),
4/20/37, Callable 7/20/27 @ 100(a)(b) .................................... 13,533 13,499
BlueMountain CLO XXII Ltd., Series 2018-22A, Class A1, 5.09% (TSFR3M+134bps),
7/15/31, Callable 10/15/26 @ 100(a)(b) ................................... 115 115
BlueMountain CLO XXXIII Ltd., Series 2021-33A, Class X, 4.73% (TSFR3M+100bps),
10/20/38, Callable 10/20/27 @ 100(a)(b) .................................. 1,833 1,833
Brightwood Capital MM CLO Ltd. ..........................................
Series 2023-1A, Class XR, 4.80% (TSFR3M+105bps), 10/15/35, Callable 10/15/26 @
100(a)(b) ......................................................... 2,138 2,137
Series 2025-1A, Class D, 8.66% (TSFR3M+491bps), 4/15/36, Callable 7/15/27 @ 100(a)
(b) ............................................................. 3,000 2,945
Brsp Ltd. .............................................................
Series 2026-FL3, Class AS, 5.35% (TSFR1M+170bps), 8/19/43, Callable 9/19/28 @
100(a)(b)(h) ....................................................... 3,242 3,246

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2026-FL3, Class B, 5.60% (TSFR1M+195bps), 8/19/43 , Callable 9/19/28 @
100(a)(b)(h) ....................................................... $ 10,381 $ 10,394
BSPDF Issuer LLC .....................................................
Series 2026-FL15, Class A, 5.10% (TSFR1M+130bps), 2/18/44, Callable 2/18/29 @
100(a)(b) ......................................................... 6,570 6,574
Series 2026-FL3, Class A, 5.09% (TSFR1M+145bps), 9/18/43, Callable 9/18/28 @
100(a)(b)(h) ....................................................... 12,330 12,372
Series 2026-FL4, Class A, 5.09% (TSFR1M+145bps), 11/18/43, Callable 11/18/28 @
100(a)(b)(h) ....................................................... 16,760 16,770
BSPRT Issuer LLC ......................................................
Series 2024-FL11, Class A, 5.28% (TSFR1M+164 bps), 7/15/39, Callable 9/15/27 @
100(a)(b) ......................................................... 9,920 9,932
Series 2025-FL12, Class A, 5.03% (TSFR1M+139bps), 1/17/43, Callable 4/17/28 @
100(a)(b) ......................................................... 9,660 9,678
BXDL Static CLO LLC, Series 2025-1A, Class A1, 5.03% (TSFR3M+130bps), 7/20/35,
Callable 10/20/26 @ 100(a)(b) ......................................... 4,931 4,929
CarVal CLO IV Ltd., Series 2021-1A, Class X, 4.58% (TSFR3M+85bps), 3/31/38, Callable
10/20/27 @ 100(a)(b) ................................................ 2,500 2,496
Cayuga Park CLO Ltd., Series 2020-1A, Class XR2, 4.65% ( TSFR3M+90bps), 10/17/38,
Callable 1/17/28 @ 100(a)(b) .......................................... 3,333 3,335
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class X, 4.80% (TSFR3M+105bps),
10/15/37, Callable 10/15/26 @ 100(a)(b) .................................. 243 243
Cedar Funding XV CLO Ltd., Series 2022-15A, Class XR, 4.68% (TSFR3M+95bps), 1/20/39,
Callable 1/20/28 @ 100(a)(b) .......................................... 3,208 3,211
Cerberus Loan Funding XLIX LLC ..........................................
Series 2024-5A, Class A, 5.10% (TSFR3M+135bps), 1/15/34, Callable 10/15/26 @
100(a)(b) ......................................................... 4,151 4,149
Series 2024-5A, Class B, 5.50% (TSFR3M+175bps), 1/15/34, Callable 10/15/26 @
100(a)(b) ......................................................... 6,000 5,997
Series 2024-5A, Class C, 5.85% (TSFR3M+210bps), 1/15/34, Callable 10/15/26 @
100(a)(b) ......................................................... 3,000 2,997
Cerberus Loan Funding XXXVII LP, Series 2022-1A, Class A2, 4.02%, 4/15/34, Callable
10/15/26 @ 100(a) .................................................. 3,660 3,599
Crown Point CLO IV Ltd., Series 2018-4A, Class C, 5.89% (TSFR3M+216bps), 4/20/31,
Callable 10/20/26 @ 100(a) (b) ......................................... 1,281 1,279
D2 Multifamily Credit Issuer Ltd., Series 2026-FL1, Class A, 5.10% (TSFR1M+145bps),
11/19/43, Callable 12/19/28 @ 100(a)(b)(h) ................................ 13,170 13,203
Deerpath Capital CLO Ltd., Series 2021-1A, Class A1R, 5.55% (TSFR3M+180 bps), 7/15/36,
Callable 10/15/26 @ 100(a)(b) ......................................... 10,675 10,672
Dwight Issuer LLC ......................................................
Series 2025-FL1, Class A, 5.30% (TSFR1M+166bps), 6/18/42, Callable 7/19/27 @
100(a)(b) ......................................................... 11,800 11,836
Series 2025-FL1, Class B, 6.43% (TSFR1M+279 bps), 6/18/42, Callable 7/19/27 @
100(a)(b) ......................................................... 15,550 15,569
Series 2026-FL2, Class A, 5.04% (TSFR1M+140bps), 1/18/44, Callable 12/18/28 @
100(a)(b)(h) ....................................................... 5,330 5,333
Elevation CLO Ltd., Series 2021-12A, Class XR2, 4.73% (TSFR3M+100bps) , 4/20/37,
Callable 10/20/27 @ 100(a)(b) ......................................... 2,432 2,430
Elmwood CLO 31 Ltd., Series 2026-7A, Class XR, 4.73% (TSFR3M+100bps), 7/17/39,
Callable 7/17/28 @ 100(a)(b) .......................................... 4,000 4,000
FCR Issuer LLC, Series 2026-FL1, Class A, 5.24% ( TSFR1M+150bps), 8/19/43, Callable
8/19/28 @ 100(a)(b) ................................................. 14,970 14,975
Flatiron CLO Ltd., Series 2021-1A, Class XR, 4.83% (TSFR3M+110bps), 10/19/37, Callable
10/19/26 @ 100(a)(b) ................................................ 2,100 2,101
Fortress Credit Opportunities IX CLO Ltd., Series 2017-9A, Class A1TR, 5.56%
(TSFR3M+181bps), 10/15/33(a)(b) ...................................... 7,399 7,404
Fortress Credit Opportunities XXIX CLO Ltd. ..................................
Series 2025-29A, Class A1, 4.98% (TSFR3M+125bps), 4/20/33, Callable 10/20/26 @
100(a)(b) ......................................................... 8,467 8,468
Series 2025-29A, Class B, 5.38% (TSFR3M+165bps), 4/20/33, Callable 10/20/26 @
100(a)(b) ......................................................... 8,180 8,183
Fortress Credit Opportunities XXXI CLO Ltd., Series 2025-31A, Class A1, 5.23%
(TSFR3M+150bps), 7/20/33, Callable 10/20/26 @ 100(a)(b) .................... 6,315 6,309

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Fortress Credit Opportunities XXXV CLO Ltd. .................................
Series 2025-35A, Class A1, 5.13% (TSFR3M+140bps), 7/20/33, Callable 10/20/26 @
100(a)(b) ......................................................... $ 9,144 $ 9,147
Series 2025-35A, Class B1, 5.58% (TSFR3M+185bps), 7/20/33 , Callable 10/20/26 @
100(a)(b) ......................................................... 3,980 3,980
Series 2025-35A, Class C1, 6.23% (TSFR3M+250bps), 7/20/33, Callable 10/20/26 @
100(a)(b) ......................................................... 3,960 3,963
FS Rialto Issuer LLC ....................................................
Series 2021-FL3, Class A, 5.25% (TSFR1M+161bps), 11/16/36, Callable 9/16/26 @
100(a)(b) ......................................................... 8,795 8,798
Series 2024-FL9, Class A, 5.28% (TSFR1M+163bps), 10/19/39, Callable 10/19/27 @
100(a)(b) ......................................................... 23,030 23,088
Series 2025-FL10, Class A, 5.03% (TSFR1M+139bps), 8/19/42 , Callable 8/19/27 @
100(a)(b)(h) ....................................................... 13,250 13,258
Series 2026-FL11, Class A, 5.10% (TSFR1M+145bps), 1/19/44, Callable 3/19/29 @
100(a)(b)(h) ....................................................... 21,820 21,854
GCRED BSL CLO 1, Series 2025-BSL1A, Class A2, 5.03% (TSFR3M+130bps), 1/20/34,
Callable 1/20/27 @ 100(a)(b) .......................................... 8,000 7,984
GoldenTree Loan Management US CLO Ltd. ...................................
Series 2021-10A, Class XR, 4.78% (TSFR3M+105bps), 10/20/37, Callable 10/20/26 @
100(a)(b) ......................................................... 1,313 1,312
Series 2024-21AR, Class XR, 4.63% (TSFR3M+90bps), 10/20/39, Callable 7/20/28 @
100(a)(b) ......................................................... 3,500 3,500
Golub Capital Partners CLO 51M LP, Series 2021-51A, Class AR, 4.96% (TSFR3M+120bps),
5/5/36, Callable 11/5/26 @ 100(a)(b) ..................................... 6,000 5,986
Golub Capital Partners CLO 61M, Series 2022-61A, Class A1AR, 5.04% (TSFR3M+123bps),
7/25/35, Callable 10/25/26 @ 100(a)(b) ................................... 20,460 20,452
Golub Capital Partners Short Duration ........................................
Series 2022-1A, Class A1R, 5.26% (TSFR3M+145bps), 7/25/33, Callable 10/25/26 @
100(a)(b) ......................................................... 4,702 4,705
Series 2022-1A, Class BR, 5.81% (TSFR3M+200bps), 7/25/33, Callable 10/25/26 @
100(a)(b) ......................................................... 9,377 9,368
Series 2022-1A, Class CR, 6.56% (TSFR3M+275bps), 7/25/33, Callable 10/25/26 @
100(a)(b) ......................................................... 11,990 11,991
Great Lakes CLO Ltd., Series 2019-1A, Class X, 4.80% (TSFR3M+105bps), 4/15/37, Callable
4/15/27 @ 100(a)(b) ................................................. 2,881 2,880
Great Lakes CLO VI LLC, Series 2021-6A, Class XR, 4.85% (TSFR3M+110bps), 7/15/37,
Callable 7/15/27 @ 100(a)(b) .......................................... 4,151 4,156
Greystone CRE Notes LLC ................................................
Series 2025-FL4, Class A, 5.12% (TSFR1M+148bps), 1/15/43, Callable 5/15/28 @
100(a)(b)(h) ....................................................... 17,710 17,741
Series 2025-FL4, Class AS, 5.78% (TSFR1M+214 bps), 1/15/43, Callable 5/15/28 @
100(a)(b)(h) ....................................................... 4,030 4,069
GS REFT, Series 2026-FL1, Class A, 5.15% (TSFR1M+150bps), 10/19/43, Callable 9/19/28 @
100(a)(b)(h) ....................................................... 7,750 7,779
INCREF LLC, Series 2026-FL3, Class A, 5.05% (TSFR1M+140bps) , 1/19/44, Callable
12/19/28 @ 100(a)(b)(h) .............................................. 6,100 6,104
Jefferies Credit Partners Direct Lending CLO Ltd., Series 2026-1A, Class X
(TSFR3M+125bps), 10/20/38, Callable 10/20/28 @ 100(a)(b)(f) ................. 5,415 5,415
KREF Ltd., Series 2021-FL2, Class AS, 5.05% (TSFR1M+141bps), 2/15/39, Callable 9/15/26
@ 100(a)(b) ....................................................... 174 174
Lake Shore MM CLO IV Ltd., Series 2021-1A, Class XR, 5.05% (TSFR3M+130bps), 1/15/37,
Callable 1/15/27 @ 100(a)(b) .......................................... 905 904
LCM Ltd. ............................................................
Series 35A, Class A1R, 4.83% (TSFR3M+108bps), 10/15/34, Callable 10/15/26 @
100(a)(b) ......................................................... 4,000 4,003
Series 35A, Class BR, 5.40% (TSFR3M+165bps), 10/15/34, Callable 10/15/26 @ 100(a)
(b) ............................................................. 3,450 3,449
LMNT CRE LLC .......................................................
Series 2025-FL3, Class A, 5.20% (TSFR1M+155bps), 7/21/43, Callable 5/21/28 @
100(a)(b)(h) ....................................................... 20,160 20,178
Series 2025-FL3, Class AS, 5.55% (TSFR1M+190bps), 7/21/43, Callable 5/21/28 @
100(a)(b)(h) ....................................................... 20,110 20,110

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
LoanCore Issuer LLC ....................................................
Series 2025-CRE8, Class A, 5.02% (TSFR1M+139bps), 8/17/42, Callable 8/17/27 @
100(a)(b)(h) ....................................................... $ 6,740 $ 6,742
Series 2025-CRE9, Class A, 5.09% (TSFR1M+145bps), 8/18/42, Callable 4/18/28 @
100(a)(b) ......................................................... 11,250 11,281
Magnetite XXII Ltd., Series 2019-22A, Class X, 4.75% (TSFR3M+100bps), 7/15/36, Callable
10/15/26 @ 100(a)(b) ................................................ 2,500 2,500
MCF CLO 10 Ltd., Series 2023-1A, Class XR, 4.75% (TSFR3M+100bps), 4/15/37, Callable
4/15/27 @ 100(a)(b) ................................................. 1,959 1,961
MCF CLO VII LLC .....................................................
Series 2017-3A, Class ER2, 10.73% (TSFR3M+700bps), 7/20/37, Callable 7/20/27 @
100(a)(b) ......................................................... 4,500 4,485
Series 2017-3A, Class XR2, 4.93% (TSFR3M+120bps), 7/20/37, Callable 7/20/27 @
100(a)(b) ......................................................... 2,986 2,986
MF1 LLC ............................................................
Series 2024-FL15, Class A, 5.33% (TSFR1M+169bps), 8/18/41, Callable 9/18/26 @
100(a)(b) ......................................................... 13,870 13,879
Series 2024-FL16, Class A, 5.18% (TSFR1M+154bps), 11/18/39, Callable 10/18/26 @
100(a)(b) ......................................................... 19,480 19,504
Series 2025-FL19, Class A, 5.13% (TSFR1M+149bps), 5/18/42, Callable 11/18/26 @
100(a)(b) ......................................................... 19,300 19,342
Series 2025-FL20, Class A, 5.09% (TSFR1M+145bps), 2/18/43, Callable 2/18/28 @
100(a)(b) ......................................................... 6,900 6,908
Series 2026-FL21, Class A, 4.99% (TSFR1M+135bps), 2/18/41, Callable 7/18/28 @
100(a)(b)(h) ....................................................... 20,270 20,283
Series 2026-FL21, Class AS, 5.19% (TSFR1M+155bps), 2/18/41, Callable 7/18/28 @
100(a)(b)(h) ....................................................... 9,704 9,707
MF1 Ltd. .............................................................
Series 2021-FL7, Class A, 4.83% (TSFR1M+119bps), 10/16/36, Callable 9/16/26 @
100(a)(b) ......................................................... 2,172 2,172
Series 2021-FL7, Class AS, 5.20% (TSFR1M+156bps), 10/16/36, Callable 9/16/26 @
100(a)(b) ......................................................... 6,379 6,376
Series 2022-FL8, Class A, 5 .00% (TSFR1M+135bps), 2/19/37, Callable 9/17/26 @
100(a)(b) ......................................................... 9,622 9,622
MidOcean Credit CLO XI Ltd., Series 2022-11A, Class A1R2, 4.94% (TSFR3M+121bps),
1/18/36, Callable 10/18/26 @ 100(a)(b) ................................... 8,290 8,297
MidOcean Credit CLO XXIII, Series 2026-23A, Class X, 4.65% (TSFR3M+94bps), 7/18/39,
Callable 7/18/28 @ 100(a)(b) .......................................... 4,000 3,999
Monroe Capital MML CLO XII Ltd., Series 2021-2A, Class A1, 5.43% (TSFR3M+176bps),
9/14/33, Callable 9/14/26 @ 100(a) (b) .................................... 4,125 4,123
Monroe Capital MML CLO XIII Ltd. .........................................
Series 2022-1A, Class A1N, 5.42% (TSFR3M+168bps), 2/24/34, Callable 11/24/26 @
100(a)(b) ......................................................... 3,326 3,328
Series 2022-1A, Class B, 5.79% (TSFR3M+205bps), 2/24/34 , Callable 11/24/26 @
100(a)(b) ......................................................... 3,000 2,988
Monroe Capital MML CLO XV LLC, Series 2023-1A, Class AR, 5.02% (TSFR3M+127bps),
9/23/35, Callable 10/23/26 @ 100(a)(b) ................................... 8,460 8,452
Morgan Stanley Eaton Vance CLO Ltd., Series 2021-1A, Class X, 4.75% (TSFR3M+100bps),
10/23/37, Callable 10/23/27 @ 100(a)(b) .................................. 3,579 3,583
Mountain View CLO XVII Ltd., Series 2023-1A, Class XR, 4.75% (TSFR3M+100bps),
10/15/38 , Callable 10/15/27 @ 100(a)(b) .................................. 938 937
Neuberger Berman Loan Advisers LaSalle Street Lending CLO II Ltd., Series 2024-2A, Class
A1R, 5.07% (TSFR3M+134bps), 4/20/38, Callable 4/20/27 @ 100(a)(b) ........... 10,000 10,013
New Mountain CLO 1 Ltd., Series 1A, Class X, 4.70% (TSFR3M+95bps), 1/15/38, Callable
1/15/27 @ 100(a)(b) ................................................. 1,000 1,000
OAKRE Issuer LLC, Series 2026-FL1, Class A, 5.15% (TSFR1M+150bps), 2/18/44, Callable
3/19/29 @ 100(a)(b)(h) ............................................... 15,320 15,325
OCP CLO Ltd., Series 2026-14AR, Class XR2, 4.65% (TSFR3M+95bps), 7/20/39(a)(b) .... 1,250 1,250
Octagon Investment Partners Ltd., Series 2020-5A, Class XRR, 4.65% (TSFR3M+90bps),
4/15/37, Callable 4/15/27 @ 100(a)(b) .................................... 2,721 2,721
Octagon Ltd., Series 2023-1A, Class XR, 4.58% (TSFR3M+85bps), 10/20/38, Callable 1/20/28
@ 100(a)(b) ....................................................... 6,667 6,664

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Owl Rock CLO IV Ltd. ..................................................
Series 2020-4A, Class A1R, 5.59% (TSFR3M+186bps), 8/20/33, Callable 11/20/26 @
100(a)(b) ......................................................... $ 1,824 $ 1,824
Series 2020-4A, Class A2R, 5.89% (TSFR3M+216bps), 8/20/33, Callable 11/20/26 @
100(a)(b) ......................................................... 250 250
Owl Rock CLO XXI LLC .................................................
Series 2025-21A, Class A, 5.18% (TSFR3M+140bps), 7/24/34, Callable 10/24/26 @
100(a)(b) ......................................................... 4,710 4,704
Series 2025-21A, Class B, 5.68% (TSFR3M+190bps), 7/24/34, Callable 10/24/26 @
100(a)(b) ......................................................... 3,290 3,280
Palmer Square CLO Ltd., Series 2020-3A, Class X, 4.94% (TSFR3M+120bps), 11/15/36,
Callable 11/15/26 @ 100(a)(b) ......................................... 947 948
Pennantpark CLO IX LLC ................................................
Series 2024-9A, Class A1RN, 5.08% (TSFR3M+135bps), 4/20/34, Callable 10/20/26 @
100(a)(b) ......................................................... 4,430 4,429
Series 2024-9A, Class A2R, 5.18% (TSFR3M+145bps), 4/20/34, Callable 10/20/26 @
100(a)(b) ......................................................... 4,400 4,400
PFP Ltd. .............................................................
Series 2026-13, Class A, 5.14% (TSFR1M+150bps), 8/18/43, Callable 7/18/28 @ 100(a)
(b) ............................................................. 7,650 7,677
Series 2026-13, Class AS, 5.29% (TSFR1M+165bps), 8/18/43, Callable 7/18/28 @
100(a)(b) ......................................................... 10,950 10,983
Series 2026-14, Class A, 4.96% (TSFR1M+132bps), 12/18/43, Callable 1/18/29 @ 100(a)
(b) ............................................................. 5,530 5,536
Pikes Peak CLO 6, Series 2020-6A, Class ARR, 4.67% (TSFR3M+94bps), 5/18/34, Callable
11/18/26 @ 100(a)(b) ................................................ 14,300 14,298
Post CLO Ltd., Series 2021-1A, Class AR, 4.83% (TSFR3M+108bps), 10/15/34, Callable
10/15/26 @ 100(a)(b) ................................................ 15,800 15,812
PRPM Issuer LLC, Series 2026-CRE1, Class A, 5.32% (TSFR1M+167bps), 3/19/43, Callable
4/19/28 @ 100(a)(b)(h) ............................................... 14,210 14,232
RAD CLO 3 Ltd., Series 2019-3A, Class XR2, 4.80% (TSFR3M+105bps), 7/15/37, Callable
10/15/26 @ 100(a)(b) ................................................ 2,267 2,267
RAD CLO Ltd., Series 2024-23A, Class XR, 4.56% (TSFR3M+85bps), 7/20/41, Callable
7/20/28 @ 100(a)(b) ................................................. 1,000 1,000
Recette CLO Ltd., Series 2015-1A, Class AR3, 4.76% (TSFR3M+103bps), 4/20/34, Callable
10/20/26 @ 100(a)(b) ................................................ 8,535 8,538
Regatta X Funding Ltd., Series 2017-3A, Class XR, 4.71% (TSFR3M+90bps), 7/17/37,
Callable 7/17/27 @ 100(a)(b) .......................................... 2,208 2,208
Sculptor CLO XXX Ltd., Series 30A, Class XR, 4.78% (TSFR3M+105bps), 7/20/38, Callable
7/20/27 @ 100(a)(b) ................................................. 1,714 1,715
Signal Peak CLO 4 Ltd., Series 2017-4A, Class AR2, 4.93% (TSFR3M+112bps), 10/26/34,
Callable 10/26/26 @ 100(a)(b) ......................................... 8,000 8,005
Silver Rock CLO II Ltd., Series 2021-2A, Class X, 5.04% (TSFR3M+131bps), 1/20/35,
Callable 10/20/26 @ 100(a)(b) ......................................... 133 133
Silver Rock CLO III, Series 2023-3A, Class XR, 4.68% (TSFR3M+95bps), 1/20/38, Callable
1/20/28 @ 100(a)(b) ................................................. 1,821 1,821
Silver Rock CLO IV Ltd., Series 2024-4A, Class X, 4.93% (TSFR3M+120bps), 10/20/37,
Callable 10/20/26 @ 100(a)(b) ......................................... 2,889 2,889
Sixth Street CLO IX Ltd., Series 2017-9A, Class X, 4.68% (TSFR3M+95bps), 7/21/37,
Callable 10/21/26 @ 100(a)(b) ......................................... 1,200 1,200
Sixth Street CLO XII Ltd., Series 2018-12A, Class XR2, 4.55% (TSFR3M+80bps), 1/17/39,
Callable 1/17/28 @ 100(a)(b) .......................................... 1,107 1,107
Sound Point CLO V-R Ltd., Series 2014-1RA, Class A, 5.14% (TSFR3M+141bps), 7/18/31,
Callable 10/18/26 @ 100(a)(b) ......................................... 1,403 1,403
Sound Point CLO XVI Ltd., Series 2017-2A, Class D, 7.67% (TSFR3M+386bps), 7/25/30,
Callable 10/25/26 @ 100(a)(b) ......................................... 2,495 2,491
Sound Point CLO XXXIII Ltd., Series 2022-1A, Class AR, 4.91% (TSFR3M+110bps),
4/20/35, Callable 10/25/26 @ 100(a)(b) ................................... 10,000 10,003
Starwood LLC .........................................................
Series 2024-SIF4A, Class A, 5.45% (TSFR3M+170bps), 10/17/36 , Callable 10/17/26 @
100(a)(b) ......................................................... 14,000 14,019
Series 2024-SIF4A, Class C, 6.25% (TSFR3M+250bps), 10/17/36, Callable 10/17/26 @
100(a)(b) ......................................................... 2,390 2,392

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-SIF5A, Class A, 5.30% (TSFR3M+155bps), 4/15/37, Callable 10/15/26 @
100(a)(b) ......................................................... $ 10,110 $ 10,110
Series 2025-SIF5A, Class D, 7.35% (TSFR3M+360bps), 4/15/37, Callable 10/15/26 @
100(a)(b) ......................................................... 2,130 2,135
Symphony CLO 36 Ltd., Series 2025-52A, Class XR, 4.57% (TSFR3M+90bps), 1/20/36 ,
Callable 1/20/27 @ 100(a)(b) .......................................... 4,950 4,950
Trestles CLO IV Ltd., Series 2021-4A, Class X, 4.74% (TSFR3M+90bps), 10/30/38, Callable
1/30/28 @ 100(a)(b) ................................................. 3,667 3,663
Trinitas CLO VII Ltd., Series 2017-7A, Class A1R2, 4.87% ( TSFR3M+106bps), 1/25/35,
Callable 10/25/26 @ 100(a)(b) ......................................... 12,000 12,003
Trinitas CLO XXIX Ltd., Series 2024-29A, Class X, 4.82% (TSFR3M+110bps), 10/23/39(a)
(b) ............................................................. 5,000 5,000
TRTX Issuer Ltd., Series 2025-FL6, Class A, 5.18% (TSFR1M+ 154bps), 9/18/42, Callable
9/18/27 @ 100(a)(b)(h) ............................................... 18,650 18,697
Twin Brook CLO LLC, Series 2024-2A, Class CR, 5.68% (TSFR3M+195bps), 10/20/35,
Callable 10/20/26 @ 100(a)(b) ......................................... 13,000 12,984
Venture CLO Ltd., Series 2021-41A, Class A1RR, 4.86% (TSFR3M+113bps), 1/20/34,
Callable 10/20/26 @ 100(a)(b) ......................................... 8,132 8,135
Voya CLO Ltd. ........................................................
Series 2019-1A, Class X, 4.95% (TSFR3M+120bps), 10/15/37, Callable 10/15/26 @
100(a)(b) ......................................................... 2,889 2,889
Series 2024-6A, Class X, 4.83% (TSFR3M+110bps), 1/20/38, Callable 1/20/27 @ 100(a)
(b) ............................................................. 2,571 2,571
Wellfleet CLO Ltd. ......................................................
Series 2022-1A, Class XR, 4.95% (TSFR3M+120bps), 7/15/37, Callable 10/15/26 @
100(a)(b) ......................................................... 3,158 3,158
Series 2022-1AR, Class XR2 (TSFR3M+95bps), 7/15/37(a)(b)(f) ................ 3,158 3,158
Wind River CLO Ltd., Series 2023-1A, Class XR, 4.96% (TSFR3M+115bps), 7/25/38,
Callable 7/25/27 @ 100(a)(b) .......................................... 1,000 1,000
Woodmont Trust, Series 2023-12A, Class A1R, 5.21% (TSFR3M+140bps), 10/25/32, Callable
10/25/26 @ 100(a)(b) ................................................ 9,545 9,545
Z Capital Credit Partners CLO Ltd. ..........................................
Series 2019-1A, Class BR, 6.05% (TSFR3M+226bps), 7/16/31, Callable 10/16/26 @
100(a)(b) ......................................................... 667 667
Series 2019-1A, Class DR, 9.05% (TSFR3M+526bps), 7/16/31, Callable 10/16/26 @
100(a)(b) ......................................................... 6,000 6,039
Series 2021-1A, Class A2AR, 5.55% (TSFR3M+180bps), 7/15/33, Callable 10/15/26 @
100(a)(b) ......................................................... 12,010 12,017
Zais CLO Ltd., Series 2020-16A, Class A1R2, 4.86% (TSFR3M+113bps), 10/20/34, Callable
10/20/26 @ 100(a)(b) ................................................ 8,000 7,981
1,296,436
Total Collateralized Loan Obligations (Cost $1,295,030)
a
a
a
1,296,436
Collateralized Mortgage Obligations (14.7%)
Agency CMO Floating (2.6%):
Federal Home Loan Mortgage Corporation REMIC ..............................
Series 2003-107, Class FD, 4.26% (SOFR30A+61bps), 11/25/33(b) ............... 55 55
Series 2004-54, Class FN, 4.21% (SOFR30A+56bps), 7/25/34(b) ................ 14 14
Series 2006-104, Class GF, 4.08% (SOFR30A+43bps), 11/25/36(b) ............... 36 36
Series 2006-11, Class FB, 4.06% (SOFR30A+41bps), 3/25/36(b) ................. 9 9
Series 2006-115, Class BF, 4.00% (SOFR30A+35bps), 12/25/36(b) ............... 18 17
Series 2006-34, Class FA, 4.07% (SOFR30A+42bps), 5/25/36(b) ................. 50 50
Series 2006-56, Class FC, 4.05% (SOFR30A+40bps), 7/25/36(b) ................. 23 23
Series 2006-70, Class BF, 4.31% (SOFR30A+66bps), 8/25/36(b) ................. 6 6
Series 2007-58, Class FA, 4.01% (SOFR30A+36bps), 6/25/37(b) ................. 29 29
Series 2025-85, Class FH, 4.54% (SOFR30A+90bps), 10/25/55(b) ................ 27,796 27,928
Series 2106, Class F, 4.20% (SOFR30A+56bps), 12/15/28(b) ................... 19 19
Series 2122, Class FD, 4.10% (SOFR30A+46bps), 2/15/29(b) ................... 11 11
Series 2186, Class FY, 4.35% (SOFR30A+71bps), 4/15/28(b) ................... 2 2
Series 2368, Class AF, 4.70% ( SOFR30A+106bps), 10/15/31(b) ................. 11 11
Series 2377, Class FE, 4.35% (SOFR30A+71bps), 11/15/31, Callable 9/15/26 @ 100(b) 10 10
Series 2411, Class FR, 4.35% (SOFR30A+71bps), 6/15/31(b) ................... 21 21
Series 2432, Class FH, 4.45% ( SOFR30A+81bps), 3/15/32(b) ................... 29 30

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2439, Class F, 4.75% (SOFR30A+111bps), 3/15/32(b) .................... $ 55 $ 56
Series 2470, Class AF, 4.75% (SOFR30A+111bps), 3/15/32(b) .................. 70 70
Series 2471, Class FD, 4.75% (SOFR30A+111bps), 3/15/32(b) .................. 47 47
Series 2498, Class FQ, 4.35% (SOFR30A+71bps), 9/15/32(b) ................... 19 19
Series 2543, Class EF, 4.10% (SOFR30A+46bps), 12/15/32(b) .................. 13 13
Series 2551, Class FD, 4.15% (SOFR30A+51bps), 1/15/33(b) ................... 89 88
Series 2567, Class FJ, 4.15% (SOFR30A+51bps), 2/15/33(b) ................... 62 62
Series 2577, Class FA, 4.30% (SOFR30A+66bps), 2/15/33(b) ................... 25 25
Series 2585, Class FD, 4.25% (SOFR30A+61bps), 12/15/32(b) .................. 2 2
Series 2614, Class FV, 5.24% ( SOFR30A+161bps), 5/15/33(b) .................. 33 34
Series 2631, Class FC, 4.15% (SOFR30A+51bps), 6/15/33(b) ................... 42 42
Series 2711, Class FA, 4.75% (SOFR30A+111bps), 11/15/33(b) ................. 22 22
Series 2916, Class NF, 4.00% (SOFR30A+36bps), 1/15/35(b) ................... 13 13
Series 2976, Class LF, 4.09% (SOFR30A+45bps), 5/15/35(b) ................... 107 106
Series 3042, Class PF, 4.00% (SOFR30A+36bps), 8/15/35(b) ................... 14 14
Series 3067, Class FA, 4.10% (SOFR30A+46bps), 11/15/35(b) .................. 20 20
Series 3102, Class FG, 4.05% (SOFR30A+41bps), 1/15/36(b) ................... 9 9
Series 3117, Class EF, 4.10% (SOFR30A+46bps), 2/15/36(b) ................... 44 44
Series 3117, Class FE, 4.05% (SOFR30A+41bps), 2/15/36(b) ................... 84 83
Series 3122, Class FP, 4 .05% (SOFR30A+41bps), 3/15/36(b) ................... 28 28
Series 3147, Class PF, 4.05% (SOFR30A+41bps), 4/15/36(b) ................... 17 17
Series 3173, Class FC, 4.17% (SOFR30A+53bps), 6/15/36(b) ................... 70 69
Series 3175, Class FE, 4.06% (SOFR30A+42bps), 6/15/36(b) ................... 148 146
Series 3181, Class HF, 4.25% (SOFR30A+61bps), 7/15/36(b) ................... 106 106
Series 3191, Class FE, 4.15% (SOFR30A+51bps), 7/15/36(b) ................... 9 9
Series 3221, Class FW, 4.17% (SOFR30A+53bps), 9/15/36(b) ................... 80 80
Series 3222, Class FN, 4.15% (SOFR30A+51bps), 9/15/36(b) ................... 21 20
Series 3239, Class EF, 4.10% (SOFR30A+46bps), 11/15/36(b) .................. 85 84
Series 3239, Class FB, 4.10% (SOFR30A+46bps), 11/15/36(b) .................. 42 41
Series 3247, Class FA, 4.00% (SOFR30A+36bps), 8/15/36(b) ................... 74 73
Series 3266, Class F, 4.05% (SOFR30A+41bps), 1/15/37(b) .................... 140 139
Series 3307, Class FT, 3.99% (SOFR30A+35bps), 7/15/34(b) ................... 55 55
Series 3315, Class F, 4.09% (SOFR30A+45 bps), 5/15/37(b) .................... 4 4
Series 3373, Class FB, 4.33% (SOFR30A+69bps), 10/15/37(b) .................. 193 193
Series 3376, Class FM, 4.37% (SOFR30A+73bps), 10/15/37(b) .................. 18 18
Series 3560, Class FA, 5.00% (SOFR30A+136bps), 5/15/37(b) .................. 77 79
Series 3610, Class FA, 4.45% (SOFR30A+81bps), 12/15/39(b) .................. 107 108
Series 3708, Class PF, 4.10% (SOFR30A+46bps), 7/15/40(b) ................... 15 15
Series 3867, Class FD, 4.10% (SOFR30A+46bps), 5/15/41(b) ................... 8 8
Series 4056, Class QF, 4.10% (SOFR30A+46bps), 12/15/41(b) .................. 12 12
Series 5563, Class FB, 4.59% (SOFR30A+95bps), 6/25/55(b) ................... 10,161 10,231
Series 5574, Class F, 4.54% (SOFR30A+90bps), 9/25/55(b) .................... 27,625 27,763
Series 5576, Class FD, 4.49% (SOFR30A+85bps), 9/25/55(b) ................... 5,752 5,768
Series 5592, Class PF, 4.54% (SOFR30A+90bps), 5/25/55(b) ................... 21,586 21,690
Series 5594, Class FA, 4.54% (SOFR30A+90bps), 11/25/53(b) .................. 24,260 24,380
Federal Home Loan Mortgage Corporation STRIPS ..............................
Series 237, Class F14, 4.15% (SOFR30A+51bps), 5/15/36(b) ................... 42 41
Series 239, Class F29, 4.00% (SOFR30A+36bps), 8/15/36(b) ................... 41 40
Series 239, Class F30, 4.05% (SOFR30A+41bps), 8/15/36(b) ................... 177 175
Series 244, Class F22, 4.10% (SOFR30A+46bps), 12/15/36(b) .................. 49 48
Federal National Mortgage Association .......................................
Series 2003-W6, Class F, 4.08% (SOFR30A+46bps), 9/25/42, Callable 9/25/26 @ 100(b) 610 608
Series 2005-W3, Class 2AF, 3.98% (SOFR30A+33bps), 3/25/45, Callable 9/25/26 @
100(b) ........................................................... 163 162
Series 2007-W1, Class 1AF1, 4.02% (SOFR30A+37bps), 11/25/46, Callable 7/25/27 @
100(b) ........................................................... 149 148
Federal National Mortgage Association REMIC .................................
Series 1997-46, Class FA, 4.25% (SOFR30A+61bps), 7/18/27(b) ................. —(e) —(e)
Series 2000-47, Class FD, 4.31% (SOFR30A+66bps), 12/25/30(b) ................ 8 8
Series 2001-35, Class F, 4.36% (SOFR30A+71 bps), 7/25/31(b) .................. 36 36
Series 2001-37, Class F, 4.26% (SOFR30A+61bps), 8/25/31(b) .................. 8 8
Series 2001-50, Class FQ, 4.36% (SOFR30A+71bps), 11/25/31(b) ................ 74 74
Series 2001-65, Class F, 4.36% (SOFR30A+71bps), 11/25/31(b) ................. 33 33

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2001-69, Class FA, 4.36% (SOFR30A+71bps), 7/25/31(b) ................. $ 23 $ 23
Series 2001-72, Class FB, 4.66% (SOFR30A+101bps), 12/25/31(b) ............... 31 31
Series 2001-81, Class FL, 4.40% (SOFR30A+76bps), 1/18/32(b) ................. 9 9
Series 2002-1, Class FC, 4.46% (SOFR30A+81bps), 1/25/32(b) ................. 28 28
Series 2002-13, Class FD, 4.66% (SOFR30A+101bps), 3/25/32(b) ................ 34 34
Series 2002-34, Class FA, 4.25% (SOFR30A+61bps), 5/18/32(b) ................. 15 15
Series 2002-56, Class FN, 4.76% (SOFR30A+111bps), 7/25/32(b) ................ 42 42
Series 2002-58, Class FD, 4.36% (SOFR30A+71bps), 8/25/32(b) ................ 17 17
Series 2002-77, Class F, 4.36% (SOFR30A+71bps), 12/25/32(b) ................. 31 31
Series 2002-82, Class FB, 4.26% (SOFR30A+61bps), 12/25/32(b) ................ 21 21
Series 2002-90, Class FH, 4.26% (SOFR30A+61bps), 9/25/32(b) ................ 29 29
Series 2002-92, Class FB, 4.41% (SOFR30A+76bps), 4/25/30(b) ................. 12 12
Series 2002-93, Class FH, 4.26% (SOFR30A+61bps), 1/25/33(b) ................ 30 30
Series 2003-31, Class FM, 4.26% (SOFR30A+61bps), 4/25/33(b) ................ 78 78
Series 2003-42, Class JF, 4.26% (SOFR30A+61bps), 5/25/33(b) ................. 33 33
Series 2003-7, Class FA, 4.51% (SOFR30A+86bps), 2/25/33(b) .................. 25 25
Series 2003-8, Class FJ, 4.11% (SOFR30A+46bps), 2/25/33(b) .................. 5 5
Series 2004-52, Class FW, 4.16% (SOFR30A+51bps), 7/25/34(b) ................ 59 59
Series 2005-83, Class KT, 4.06% (SOFR30A+41bps), 10/25/35(b) ................ 52 52
Series 2005-83, Class LF, 4.07% (SOFR30A+42bps), 2/25/35(b) ................. 30 30
Series 2006-42, Class CF, 4.21% (SOFR30A+56bps), 6/25/36(b) ................. 68 68
Series 2006-82, Class F, 4.33% (SOFR30A+68bps), 9/25/36(b) .................. 17 17
Series 2007-100, Class YF, 4.31% (SOFR30A+66bps), 10/25/37(b) ............... 14 14
Series 2007-103, Class AF, 4.76% (SOFR30A+111bps), 3/25/37(b) ............... 24 24
Series 2007-110, Class FA, 4.38% (SOFR30A+73bps), 12/25/37(b) ............... 13 13
Series 2007-13, Class FA, 4.01% (SOFR30A+36bps), 3/25/37(b) ................. 34 34
Series 2007-2, Class FT, 4.01% (SOFR30A+36bps), 2/25/37(b) .................. 132 130
Series 2007-41, Class FA, 4.16% (SOFR30A+51bps), 5/25/37(b) ................. 9 9
Series 2007-50, Class FN, 4.00% (SOFR30A+35bps), 6/25/37(b) ................ 84 83
Series 2007-57, Class FA, 3.99% (SOFR30A+34bps), 6/25/37(b) ................. 7 7
Series 2007-66, Class FB, 4.16% (SOFR30A+51bps), 7/25/37(b) ................. 6 6
Series 2007-7, Class FJ, 3.96% (SOFR30A+31bps), 2/25/37(b) .................. 56 55
Series 2007-85, Class FG, 4.26% (SOFR30A+61bps), 9/25/37(b) ................ 83 82
Series 2007-91, Class FB, 4.36% (SOFR30A+71bps), 10/25/37(b) ................ 112 112
Series 2007-92, Class OF, 4.33% (SOFR30A+68bps), 9/25/37(b) ................. 33 33
Series 2007-93, Class FD, 4.31% (SOFR30A+66bps), 9/25/37(b) ................ 20 20
Series 2007-98, Class FD, 4.21% (SOFR30A+56bps), 6/25/37(b) ................ 9 9
Series 2008-6, Class FA, 4.46% (SOFR30A+81bps), 2/25/38(b) .................. 14 14
Series 2008-88, Class FA, 4.98% (SOFR30A+133bps), 10/25/38(b) ............... 58 59
Series 2009-113, Class FB, 4.31% (SOFR30A+66bps), 1/25/40(b) ................ 40 40
Series 2010-43, Class FD, 4.36% (SOFR30A+71bps), 5/25/40(b) ................ 14 14
Series 2010-43, Class IF, 4.26% (SOFR30A+61bps), 5/25/40(b) ................. 67 67
Series 2012-40, Class PF, 4.26% (SOFR30A+61bps), 4/25/42(b) ................. 59 59
Series 2024-98, Class F, 4.54% (SOFR30A+90bps), 1/25/55(b) .................. 18,083 18,165
Series 2025-15, Class FE, 4.54% (SOFR30A+90bps), 4/25/55(b) ................. 15,902 15,980
Series 2025-43, Class FH, 4.49% (SOFR30A+85bps), 1/25/55(b) ................ 24,383 24,452
Series 2025-77, Class FC, 4.49% (SOFR30A+85bps), 5/25/55(b) ................. 15,180 15,228
Series 2025-78, Class PF, 4.54% (SOFR30A+90bps), 9/25/55(b) ................. 7,387 7,423
Government National Mortgage Association ....................................
Series 2005-16, Class FA, 4.02% (TSFR1M+36bps), 2/20/35(b) ................. 121 119
Series 2005-3, Class FC, 4.00% (TSFR1M+36bps), 1/16/35(b) .................. 121 119
Series 2008-69, Class FA, 4.27% (TSFR1M+61 bps), 8/20/38(b) ................. 48 48
Series 2009-66, Class UF, 4.75% (TSFR1M+111bps), 8/16/39(b) ................. 48 48
Series 2009-92, Class FJ, 4.43% (TSFR1M+79bps), 10/16/39(b) ................. 34 34
204,746
Agency CMO Other (0.0%):(i)
Federal National Mortgage Association .......................................
Series 2005-W3, Class 3A, 4.74%, 4/25/45, Callable 9/25/26 @ 100(d) ............ 17 17
Series 2005-W4, Class 3A, 5.43%, 6/25/45, Callable 9/25/27 @ 100(d) ............ 17 18
35

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Commercial MBS (3.9%):
AHPT Commercial Mortgage Trust, Series 2026-ATRM, Class A, 5.30% (TSFR1M+165bps),
9/15/43(a)(b)(h) .................................................... $ 4,000 $ 4,005
AHT Trust, Series 2026-ASHF, Class A, 5.35% (TSFR1M+170bps), 8/15/28(b) .......... 11,000 11,010
BAY Trust, Series 2026-MDWS, Class A, 5.28% (TSFR1M+164bps), 6/15/41(a)(b)(h) ..... 23,910 23,820
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, 4.98% (TSFR1M+134bps),
3/15/41(a)(b)(h) .................................................... 20,761 20,787
BX Commercial Mortgage Trust ............................................
Series 2021-21M, Class A, 4.48% (TSFR1M+84bps), 10/15/36(a)(b)(h) ............ 82 82
Series 2024-AIRC, Class A, 5.33% (TSFR1M+169bps), 8/15/41(a)(b)(h) ........... 11,570 11,614
Series 2024-SLCT, Class A, 4.96% ( TSFR1M+132bps), 1/15/42(a)(b)(h) ........... 12,960 12,936
Series 2024-SLCT, Class E, 7.03% (TSFR1M+339bps), 1/15/42(a)(b)(h) ........... 5,080 5,080
BX Trust, Series 2026-PNDA, Class A, 4.94% (TSFR1M+130bps), 5/15/43(a)(b)(h) ....... 9,460 9,481
BXP Trust, Series 2017-CQHP, Class B, 4.79% (TSFR1M+115bps), 11/15/34(a)(b)(h) ..... 8,000 7,489
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1, Class B, 4.90% (TSFR1M+126bps),
6/15/31, Callable 9/15/26 @ 100(a)(b)(h) .................................. 2,171 2,165
CLNY Trust, Series 2019-IKPR, Class B, 5.49% (TSFR1M+184bps), 11/15/38(a)(b)(h) .... 7,500 7,425
COMM Mortgage Trust, Series 2024-WCL1, Class A, 5.48% (TSFR1M+184bps), 6/15/41(a)
(b)(h) ........................................................... 14,000 14,043
EQUS Mortgage Trust, Series 2021-EQAZ, Class A, 4.66% (TSFR1M+102bps), 10/15/38,
Callable 10/15/26 @ 100(a)(b)(h) ....................................... 9,137 9,134
GS Mortgage Securities Corp. Trust ..........................................
Series 2018-TWR, Class A, 4.84% (TSFR1M+120bps), 7/15/31(a)(b)(h) ........... 6,720 6,149
Series 2020-DUNE, Class A, 5.01% (TSFR1M+136bps), 12/15/36(a)(b)(h) ......... 449 448
Series 2020-DUNE, Class E, 6.41% (TSFR1M+276bps), 12/15/36(a)(b)(h) ......... 4,000 3,801
HIH Trust, Series 2024-61P, Class A, 5.48% (TSFR1M+184bps), 10/15/41(a) (b)(h) ........ 8,232 8,253
HILT Commercial Mortgage Trust ...........................................
Series 2024-ORL, Class A, 5.18% (TSFR1M+154bps), 5/15/37(a)(b)(h) ............ 3,980 3,985
Series 2024-ORL, Class B, 5.58% (TSFR1M+194bps), 5/15/37(a)(b)(h) ............ 5,470 5,477
HTL Commercial Mortgage Trust ...........................................
Series 2024-T53, Class C, 7.32%, 5/10/39(a)(d)(h) ........................... 1,000 1,005
Series 2024-T53, Class D, 8.47%, 5/10/39(a)(d)(h) ........................... 4,515 4,554
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class A, 5.48% ( TSFR1M+184bps),
9/15/41(a)(b)(h) .................................................... 7,255 7,264
J.P. Morgan Chase Commercial Mortgage Securities Trust ..........................
Series 2018-WPT, Class CFL, 5.54% (TSFR1M+189bps), 7/5/33, Callable 9/5/26 @
100(a)(b)(h) ....................................................... 4,000 2,716
Series 2019-BKWD, Class C, 5.85% (TSFR1M+221bps), 9/15/29(a)(b)(h) .......... 3,600 3,220
Series 2019-MFP, Class E, 5.85% (TSFR1M+221bps), 7/15/36(a)(b)(h) ............ 4,226 2,620
Series 2024-OMNI, Class B, 5.99%, 10/5/39(a)(d)(h) ......................... 2,200 2,197
KSL Commercial Mortgage Trust, Series 2026-HT3, Class A, 5.14% (TSFR1M+150bps),
6/15/43(a)(b)(h) .................................................... 4,080 4,084
MCR Mortgage Trust ....................................................
Series 2024-HF1, Class A, 5.43% (TSFR1M+179bps), 12/15/41(a)(b)(h) ........... 3,682 3,686
Series 2024-HTL, Class B, 6.05% (TSFR1M+241bps), 2/15/37(a)(b)(h) ............ 4,526 4,526
Series 2024-TWA, Class A, 5.92%, 6/12/39(a)(h) ............................ 4,330 4,335
MHP Commercial Mortgage Trust, Series 2025-MHIL2, Class A, 5.14% (TSFR1M+150bps),
9/15/40(a)(b)(h) .................................................... 11,480 11,459
MLTI Trust, Series 2026-MLTI, Class A2, 5.29% (TSFR1M+165bps), 6/15/39(a)(b)(h) ..... 5,000 5,003
Morgan Stanley Capital I Trust, Series 2018-BOP, Class B, 4.94% (TSFR1M+130bps),
8/15/33(a)(b)(h) .................................................... 7,980 5,426
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class B, 5.52%
(TSFR1M+188bps), 7/15/36(a)(b)(h) ..................................... 3,490 3,324
PRM Trust, Series 2025-PRM6, Class E, 6.80%, 7/5/33(a)(d)(h) ..................... 4,350 4,328
SHR Trust, Series 2024-LXRY, Class A, 5.59% (TSFR1M+195bps), 10/15/41(a)(b)(h) ..... 18,840 18,864
SKY Trust, Series 2025-LINE, Class A, 6.23% (TSFR1M+259bps), 4/15/42(a)(b) ......... 7,981 8,000
THPT Mortgage Trust ...................................................
Series 2023-THL, Class A, 7.23%, 12/10/34(a)(d)(h) ......................... 5,431 5,437
Series 2023-THL, Class B, 7.92%, 12/10/34(a)(d)(h) ......................... 4,150 4,152
TX Trust, Series 2024-HOU, Class A, 5.23% (TSFR1M+159bps), 6/15/39(a)(b)(h) ........ 6,000 5,987
Velocity Commercial Capital Loan Trust ......................................
Series 2023-1, Class A, 6.47%, 1/25/53, Callable 3/25/28 @ 100(a)(d) ............. 1,241 1,247
Series 2024-1, Class A, 6.55%, 1/25/54, Callable 6/25/28 @ 100(a)(d) ............. 2,641 2,658

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-2, Class A, 6.58%, 4/25/54, Callable 5/25/30 @ 100(a)(d) ............. $ 2,204 $ 2,218
Series 2026-1, Class A, 5.10%, 2/25/56, Callable 2/25/29 @ 100(a)(d) ............. 5,115 5,009
Series 2026-2, Class A, 5.45%, 5/25/56, Callable 5/25/29 @ 100(a) (d) ............. 9,042 8,936
Wells Fargo Commercial Mortgage Trust, Series 2026-1250B, Class A, 4.83%, 3/10/41(a)(d)(h) 3,740 3,674
XCAL Mortgage Trust, Series 2019-1, Class A, 0.00% (TSFR1M+386bps), 11/6/23(a)(b)(c)(g)
(h) ............................................................. 8,715 610
303,723
Private CMO Floating (6.7%):
660 SRT I LLC, Series 2026-MTG1, Class M1, 5.64% (SOFR30A+200bps), 10/25/55, Callable
6/25/31 @ 100(a)(b) ................................................. 4,809 4,813
Bellemeade Re Ltd., Series 2025-1, Class M1A, 5.19% ( SOFR30A+155bps), 10/25/35,
Callable 8/25/28 @ 100(a)(b) .......................................... 867 867
Chase Mortgage Finance Corp. .............................................
Series 2021-CL1, Class M1, 4.84% (SOFR30A+120bps), 2/25/50, Callable 6/25/37 @
100(a)(b) ......................................................... 5,747 5,678
Series 2021-CL1, Class M2, 4.99% (SOFR30A+135bps), 2/25/50, Callable 6/25/37 @
100(a)(b) ......................................................... 1,487 1,460
Series 2021-CL1, Class M3, 5.19% (SOFR30A+155bps), 2/25/50, Callable 6/25/37 @
100(a)(b) ......................................................... 856 840
Connecticut Avenue Securities Trust .........................................
Series 2022-R02, Class 2M2, 6.64% (SOFR30A+300bps), 1/25/42, Callable 1/25/27 @
100(a)(b) ......................................................... 12,263 12,340
Series 2022-R09, Class 2M1, 6.14% (SOFR30A+250bps), 9/25/42, Callable 9/25/27 @
100(a)(b) ......................................................... 707 712
Series 2023-R03, Class 2M1, 6.14% (SOFR30A+250bps), 4/25/43, Callable 4/25/28 @
100(a)(b) ......................................................... 673 676
Series 2023-R06, Class 1M1, 5.34% (SOFR30A+170bps), 7/25/43, Callable 7/25/28 @
100(a)(b) ......................................................... 1,041 1,042
Series 2023-R07, Class 2M1, 5.59% (SOFR30A+195bps), 9/25/43, Callable 9/25/28 @
100(a)(b) ......................................................... 171 171
Series 2024-R01, Class 1M1, 4.69% (SOFR30A+105bps), 1/25/44, Callable 1/25/29 @
100(a)(b) ......................................................... 836 836
Series 2024-R02, Class 1M1, 4.74% (SOFR30A+110bps), 2/25/44, Callable 2/25/29 @
100(a)(b) ......................................................... 229 229
Series 2024-R03, Class 2M1, 4.79% (SOFR30A+115bps), 3/25/44, Callable 3/25/29 @
100(a)(b) ......................................................... 1,263 1,263
Series 2024-R03, Class 2M2, 5.59% (SOFR30A+195bps), 3/25/44, Callable 3/25/29 @
100(a)(b) ......................................................... 10,370 10,422
Series 2024-R04, Class 1A1, 4.64% (SOFR30A+100bps), 5/25/44, Callable 5/25/29 @
100(a)(b) ......................................................... 19,072 19,049
Series 2024-R05, Class 2A1, 4.64% (SOFR30A+100bps), 7/25/44 , Callable 7/25/29 @
100(a)(b) ......................................................... 15,784 15,796
Series 2024-R06, Class 1A1, 4.79% (SOFR30A+115bps), 9/25/44, Callable 9/25/29 @
100(a)(b) ......................................................... 6,309 6,307
Series 2025-R01, Class 1A1, 4.59% (SOFR30A+95bps), 1/25/45, Callable 1/25/30 @
100 (a)(b) ......................................................... 9,075 9,058
Series 2025-R01, Class 1M1, 4.74% (SOFR30A+110bps), 1/25/45, Callable 1/25/30 @
100(a)(b) ......................................................... 3,777 3,776
Series 2025-R02, Class 1A1, 4.64% (SOFR30A+100bps), 2/25/45, Callable 2/25/30 @
100(a)(b) ......................................................... 34 34
Series 2025-R02, Class 1M1, 4.79% (SOFR30A+115bps), 2/25/45, Callable 2/25/30 @
100(a)(b) ......................................................... 1,126 1,126
Series 2025-R03, Class 2A1, 5.09% (SOFR30A+145bps), 3/25/45, Callable 3/25/30 @
100(a)(b) ......................................................... 3,185 3,191
Series 2025-R04, Class 1M1, 4.84% (SOFR30A+120bps), 5/25/45, Callable 5/25/30 @
100(a)(b) ......................................................... 2,091 2,091
Series 2025-R05, Class 2A1, 4.64% (SOFR30A+100bps), 7/25/45, Callable 7/25/30 @
100(a)(b) ......................................................... 5,774 5,763
Series 2025-R05, Class 2M1, 4.84% (SOFR30A+120bps), 7/25/45, Callable 7/25/30 @
100(a)(b) ......................................................... 7,810 7,810
Series 2025-R06, Class 1A1, 4.54% (SOFR30A+90bps), 9/25/45, Callable 9/25/30 @
100(a)(b) ......................................................... 5,848 5,841

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-R06, Class 1M1, 4.59% (SOFR30A+95bps), 9/25/45, Callable 9/25/30 @
100(a)(b) ......................................................... $ 6,081 $ 6,067
Series 2026-R03, Class 2A1, 4.74% (SOFR30A+110bps), 4/25/46, Callable 4/25/31 @
100(a)(b) ......................................................... 12,551 12,544
Series 2026-R03, Class 2M1, 4.89% (SOFR30A+125bps), 4/25/46, Callable 4/25/31 @
100(a)(b) ......................................................... 22,926 22,933
Series 2026-R04, Class 2M1, 4.79% (SOFR30A+115bps), 7/25/46, Callable 7/25/31 @
100(a)(b) ......................................................... 12,460 12,466
Eagle Re Ltd., Series 2023-1, Class M1B, 7.59% (SOFR30A+395bps), 9/26/33, Callable
9/25/28 @ 100(a)(b) ................................................. 6,198 6,315
Fannie Mae Connecticut Avenue Securities, Series 2017-C04, Class 2M2C, 6.61%
(SOFR30A+296bps), 11/25/29, Callable 5/25/27 @ 100(b) ..................... 7,265 7,348
Federal Home Loan Mortgage Corporation MSCR Trust, Series 2021-MN1, Class M1, 5.64%
(SOFR30A+200bps), 1/25/51, Callable 1/25/29 @ 100(a)(b) .................... 76 76
Federal Home Loan Mortgage Corporation STACR Debt Notes ......................
Series 2017-HQA2, Class M2B, 6.41% (SOFR30A+276bps), 12/25/29, Callable 6/25/27
@ 100(b) ......................................................... 3,680 3,721
Series 2017-HRP1, Class M2, 6.21% (SOFR30A+256bps), 12/25/42 , Callable 8/25/29 @
100(b) ........................................................... 471 472
Federal Home Loan Mortgage Corporation STACR REMIC Trust ....................
Series 2021-DNA5, Class M2, 5.29% (SOFR30A+165bps), 1/25/34(a)(b) .......... 882 882
Series 2021-DNA6, Class M2, 5.14% (SOFR30A+150bps), 10/25/41, Callable 10/25/26
@ 100(a)(b) ....................................................... 2,107 2,107
Series 2022-DNA1, Class M2, 6.14% (SOFR30A+250bps), 1/25/42, Callable 1/25/27 @
100(a)(b) ......................................................... 13,000 13,065
Series 2022-DNA4, Class M1A, 5.84% (SOFR30A+220bps), 5/25/42 , Callable 5/25/27
@ 100(a)(b) ....................................................... 3,991 4,007
Series 2022-DNA6, Class M1A, 5.79% (SOFR30A+215bps), 9/25/42, Callable 9/25/27
@ 100(a)(b) ....................................................... 89 89
Series 2023-DNA1, Class M1A, 5.74% (SOFR30A+210bps), 3/25/43, Callable 3/25/28
@ 100(a) (b) ....................................................... 3,878 3,912
Series 2023-HQA1, Class M1A, 5.64% (SOFR30A+200bps), 5/25/43, Callable 5/25/28
@ 100(a)(b) ....................................................... 700 703
Series 2023-HQA2, Class M1A, 5.64% (SOFR30A+200bps), 6/25/43, Callable 6/25/28
@ 100(a)(b) ....................................................... 792 793
Series 2023-HQA3, Class A1, 5.49% (SOFR30A+185bps), 11/25/43, Callable 11/25/28
@ 100(a)(b) ....................................................... 16,181 16,231
Series 2023-HQA3, Class M1, 5.49% (SOFR30A+185bps), 11/25/43, Callable 11/25/28
@ 100(a)(b) ....................................................... 5,159 5,176
Series 2024-DNA1, Class A1, 4.99% (SOFR30A+135bps), 2/25/44, Callable 2/25/29 @
100(a)(b) ......................................................... 28,805 28,832
Series 2024-DNA1, Class M1, 4.99% (SOFR30A+135bps), 2/25/44, Callable 2/25/29 @
100(a)(b) ......................................................... 621 621
Series 2024-DNA2, Class A1, 4.89% (SOFR30A+125bps), 5/25/44, Callable 5/25/29 @
100(a)(b) ......................................................... 11,748 11,787
Series 2024-DNA2, Class M1, 4.84% (SOFR30A+120bps), 5/25/44, Callable 5/25/29 @
100(a)(b) ......................................................... 5,222 5,222
Series 2024-DNA3, Class A1, 4.69% (SOFR30A+105bps), 10/25/44, Callable 10/25/29
@ 100(a)(b) ....................................................... 10,208 10,195
Series 2024-HQA1, Class A1, 4.89% (SOFR30A+125bps), 3/25/44, Callable 3/25/29 @
100(a)(b) ......................................................... 22,856 22,871
Series 2024-HQA2, Class A1, 4.89% (SOFR30A+125bps), 8/25/44, Callable 8/25/29 @
100(a)(b) ......................................................... 17,913 17,913
Series 2024-HQA2, Class M1, 4.84% (SOFR30A+120bps), 8/25/44, Callable 8/25/29 @
100(a)(b) ......................................................... 5,023 5,024
Series 2025-DNA1, Class A1, 4.59% (SOFR30A+95bps), 1/25/45, Callable 1/25/30 @
100(a)(b) ......................................................... 12,700 12,693
Series 2025-DNA1, Class M1, 4.69% (SOFR30A+105bps), 1/25/45, Callable 1/25/30 @
100(a)(b) ......................................................... 4,807 4,804
Series 2025-DNA4, Class A1, 4.54% (SOFR30A+90bps), 10/25/45, Callable 10/25/30 @
100(a)(b) ......................................................... 17,075 17,076
Series 2025-DNA4, Class M1, 4.74% (SOFR30A+110bps), 10/25/45, Callable 10/25/30
@ 100(a)(b) ....................................................... 18,224 18,207

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-HQA1, Class A1, 4.59% (SOFR30A+95bps), 2/25/45, Callable 2/25/30 @
100(a)(b) ......................................................... $ 6,705 $ 6,701
Series 2025-HQA1, Class M1, 4.79% (SOFR30A+115bps), 2/25/45, Callable 2/25/30 @
100(a)(b) ......................................................... 17,960 17,955
Series 2026-DNA2, Class M1, 4.84% (SOFR30A+120bps), 3/25/46, Callable 3/25/31 @
100(a)(b) ......................................................... 18,607 18,607
Series 2026-HQA1, Class A1, 4.64% (SOFR30A+100bps), 5/25/46, Callable 5/25/31 @
100(a)(b) ......................................................... 5,565 5,552
Series 2026-HQA1, Class M1, 4.89% (SOFR30A+125bps), 5/25/46, Callable 5/25/31 @
100(a)(b) ......................................................... 3,986 3,987
Federal Home Loan Mortgage Corporation STACR Trust, Series 2018-HRP1, Class B1, 7.51%
(SOFR30A+386bps), 4/25/43, Callable 5/25/28 @ 100(a)(b) .................... 3,274 3,353
Federal National Mortgage Association .......................................
Series 2026-R01, Class 2A1, 4.49% (SOFR30A+85bps), 1/25/46, Callable 1/25/31 @
100(a)(b) ......................................................... 10,244 10,208
Series 2026-R01, Class 2M1, 4.64% (SOFR30A+100bps), 1/25/46 , Callable 1/25/31 @
100(a)(b) ......................................................... 19,367 19,337
Series 2026-R02, Class 1A1, 4.59% (SOFR30A+95bps), 2/25/46, Callable 2/25/31 @
100(a)(b) ......................................................... 11,573 11,552
Home Re Ltd. .........................................................
Series 2026-1, Class M1A, 4.84% (SOFR30A+120bps), 1/25/36 , Callable 9/25/28 @
100(a)(b) ......................................................... 3,169 3,169
Series 2026-1, Class M1B, 5.79% (SOFR30A+215bps), 1/25/36, Callable 9/25/28 @
100(a)(b) ......................................................... 10,340 10,360
JP Morgan Chase Bank NA ................................................
Series 2019-CL1, Class M1, 5.13% (TSFR1M+146bps), 4/25/47, Callable 2/25/28 @
100(a)(b) ......................................................... 2,436 2,444
Series 2021-CL1, Class M1, 4.94% (SOFR30A+130bps), 3/25/51, Callable 11/25/36 @
100(a)(b) ......................................................... 5,391 5,381
JP Morgan Mortgage Trust ................................................
Series 2018-7FRB, Class A2, 4.53% (TSFR1M+86 bps), 4/25/46, Callable 11/25/29 @
100(a)(b) ......................................................... 4,463 4,423
Series 2018-7FRB, Class A3, 4.53% (TSFR1M+86bps), 4/25/46, Callable 11/25/29 @
100(a)(b) ......................................................... 731 712
JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class AM, 4.28% ( TSFR1M+61bps),
5/25/33, Callable 9/25/26 @ 100(a)(b) .................................... 380 377
Merrill Lynch Mortgage Investors Trust .......................................
Series 2003-H, Class A1, 4.42% (TSFR1M+75bps), 1/25/29, Callable 9/25/26 @ 100(b) 90 83
Series 2004-B, Class A2, 4.67% ( TSFR6M+97bps), 5/25/29, Callable 9/25/26 @ 100(b) 55 54
Series 2004-C, Class A2B, 5.31% (TSFR6M+143bps), 7/25/29, Callable 9/25/26 @
100(b) ........................................................... 3 3
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, 5.28% (TSFR1M+161bps),
6/25/57, Callable 3/25/29 @ 100(a)(b) .................................... 3,791 3,853
Oaktown Re VII Ltd., Series 2021-2, Class M1B, 6.54% (SOFR30A+290bps), 4/25/34,
Callable 10/25/26 @ 100(a)(b) ......................................... 550 551
Radnor Re Ltd. ........................................................
Series 2021-1, Class M2, 6.79% ( SOFR30A+315bps), 12/27/33, Callable 9/25/26 @
100(a)(b) ......................................................... —(e) —(e)
Series 2021-2, Class M1B, 7.34% (SOFR30A+370bps), 11/25/31, Callable 8/25/27 @
100(a)(b) ......................................................... 235 236
RESI Finance LP, Series 2003-CB1, Class B3, 5.21% (TSFR1M+156bps), 6/10/35, Callable
9/10/26 @ 102(a)(b) ................................................. 567 490
Towd Point Mortgage Trust, Series 2019-HY1, Class A1, 4.78% (TSFR1M+111bps), 10/25/48,
Callable 8/25/28 @ 100(a)(b) .......................................... 466 466
Triangle Re Ltd., Series 2023-1, Class M1A, 7.04% ( SOFR30A+340bps), 11/25/33, Callable
8/25/28 @ 100(a)(b) ................................................. 1,089 1,092
526,289
Private CMO Other (1.5%):
Bayview Opportunity Master Fund Trust VII, Series 2026-1, Class A1A, 5.52%, 7/25/56,
Callable 7/25/29 @ 100(a)(d) .......................................... 6,322 6,286
Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 3B1, 5.10%, 6/25/30(d) ....... —(e) —(e)
Cascade Funding Mortgage Trust ...........................................
Series 2025-HB16, Class A, 3.00%, 3/25/35(a)(d) ............................ 5,335 5,284

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-HB16, Class M3, 3.00%, 3/25/35, Callable 9/25/27 @ 100(a)(d) ........ $ 2,900 $ 2,799
CFMT LLC ...........................................................
Series 2024-HB14, Class A, 3.00%, 6/25/34, Callable 6/25/27 @ 100(a)(d) .......... 8,435 8,341
Series 2024-HB14, Class M1, 3.00%, 6/25/34, Callable 6/25/27 @ 100(a)(d) ........ 3,950 3,867
Series 2024-HB15, Class A, 4.00%, 8/25/34(a)(d) ............................ 2,853 2,843
CLIP Trust, Series 2026-NQM1, Class A1, 5.22%, 5/25/71, Callable 4/25/29 @ 100(a)(d) ... 10,100 9,981
Federal Home Loan Mortgage Corporation .....................................
Series 2026-DNA1, Class A1, 4.49% (SOFR30A+85bps), 2/25/46, Callable 2/25/31 @
100(a)(b) ......................................................... 20,507 20,410
Series 2026-DNA1, Class M1, 4.64% (SOFR30A+100bps), 2/25/46, Callable 2/25/31 @
100(a)(b) ......................................................... 17,359 17,337
Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust ..........
Series 2018-1, Class M, 4.75%, 5/25/57, Callable 3/25/43 @ 100(d) ............... 1,995 1,953
Series 2019-3, Class M, 4.75%, 10/25/58, Callable 1/25/45 @ 100(d) .............. 1,765 1,733
IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43(a) ........... 2,025 1,959
JP Morgan Mortgage Trust ................................................
Series 2014-IVR3, Class B4, 5.72%, 9/25/44, Callable 9/25/26 @ 100(a)(d) ......... 311 310
Series 2018-7FRB, Class B1, 5.10%, 4/25/46, Callable 11/25/29 @ 100(a)(d) ........ 5,336 5,328
Series 2018-7FRB, Class B2, 5.10%, 4/25/46, Callable 11/25/29 @ 100(a)(d) ........ 5,046 5,020
JP Morgan Seasoned Mortgage Trust .........................................
Series 2014-1, Class B1, 4.28%, 5/25/33, Callable 9/25/26 @ 100(a)(d) ............ 148 147
Series 2014-1, Class B2, 4.28%, 5/25/33, Callable 9/25/26 @ 100(a)(d) ............ 138 137
Series 2014-1, Class B3, 4.28%, 5/25/33, Callable 9/25/26 @ 100(a)(d) ............ 106 106
JP Morgan Trust, Series 2015-1, Class 1A14, 5.01%, 12/25/44, Callable 9/25/26 @ 100(a)(d) 59 59
Merrill Lynch Mortgage Investors Trust .......................................
Series 2003-G, Class A3, 5.88%, 1/25/29, Callable 9/25/26 @ 100(d) .............. 2 2
Series 2004-D, Class A3, 5.73%, 9/25/29, Callable 9/25/26 @ 100(d) .............. 7 7
Morgan Stanley Residential Mortgage Loan Trust ................................
Series 2014-1A, Class B4, 5.25%, 6/25/44, Callable 9/25/26 @ 100 (a)(d) ........... 2,564 2,533
Series 2024-NQM2, Class B1A, 7.73%, 5/25/69, Callable 5/25/27 @ 100(a)(d) ....... 8,449 8,482
Ocwen Loan Investment Trust ..............................................
Series 2024-HB1, Class A, 3.00%, 2/25/37, Callable 9/25/26 @ 100(a) ............. 980 972
Series 2024-HB1, Class M1, 3.00%, 2/25/37, Callable 9/25/26 @ 100(a) ........... 2,300 2,273
Series 2024-HB1, Class M2, 3.00%, 2/25/37, Callable 9/25/26 @ 100(a) ........... 1,020 1,007
Onity Loan Investment Trust ...............................................
Series 2024-HB2, Class A, 5.00%, 8/25/37(a)(d) ............................. 2,215 2,215
Series 2026-HB1, Class A, 3.00%, 3/25/39, Callable 3/25/29 @ 100(a)(d) .......... 6,116 5,926
Series 2026-HB2, Class A, 3.00%, 5/25/39(a)(d) ............................. 3,325 3,258
Series 2026-HB2, Class M2, 3.00%, 5/25/39(a)(d) ........................... 2,500 2,302
122,877
Total Collateralized Mortgage Obligations (Cost $1,172,358)
a
a
a
1,157,670
Senior Secured Loans (1.8%)
Communication Services (0.1%):
Houghton Mifflin Harcourt Co., Term B Loan, First Lien, 9.04% (SOFR01M+525bps),
4/7/29(b) ......................................................... 963 687
Level 3 Financing, Inc., Term B-5 Refinancing Loan, 6.44% (SOFR01M+275bps), 3/29/32(b) 1,139 1,145
Windstream Services LLC, 2025 Term Loan, 7.69% (SOFR01M+400bps), 9/25/32(b) ...... 945 950
2,782
Consumer Discretionary (0.2%):
American Axle & Manufacturing, Inc., Tranche C Term Loan, 6.92% (SOFR03M+325bps),
9/20/32(b) ........................................................ 2,321 2,335
Caesars Entertainment, Inc., Incremental Term B-1 Loan, 5.94% (SOFR01M+225bps),
2/6/31(b) ......................................................... 2,488 2,404
Charter Communications Operating LLC, Term Loan B-5, First Lien, 5.98%
(SOFR03M+225bps), 12/15/31(b) ....................................... 2,850 2,809
Churchill Downs, Inc., 2021 Incremental Term B Loan, First Lien, 5.44%
(SOFR01M+165bps), 3/17/28(b) ........................................ 474 474
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 7.80%
(SOFR01M+400bps), 8/23/28(b) ........................................ 245 246
DK Crown Holdings, Inc., Term B Loans, First Lien, 5.39% (SOFR01M+175bps), 3/4/32(b) . 9 9

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Flutter Financing BV, Third Incremental Term B Loans, First Lien, 5.73%
(SOFR03M+200bps), 6/4/32(b) ......................................... $ 568 $ 561
Great Outdoors Group LLC, Term B-3 Loan, 6.94% (SOFR01M+325bps), 3/5/32(b) ....... 2,058 2,071
Hilton Grand Vacations Borrower LLC, Amendment No. 4 Term Loan, First Lien, 5.69%
(SOFR01M+250bps), 1/17/31(b) ........................................ 980 979
Live Nation Entertainment, Inc., Initial Term B Loan, 5.65% (SOFR01M+200bps), 10/19/32(b) 960 963
Marriott Ownership Resorts, Inc., 2024 Incremental Term Loan, First Lien, 5.94%
(SOFR01M+225bps), 4/1/31(b) ......................................... 980 985
Petco Health and Wellness Co., Inc., 2026 Term Loan, 7.98% (SOFR03M+425bps), 1/22/31(b) 902 902
PetSmart, Inc., Term Loan B, 7.69% (SOFR01M+400bps), 8/9/32(b) .................. 1,711 1,726
16,464
Consumer Staples (0.1%):
Energizer Holdings, Inc., Initial Term Loan, 5.66% (SOFR01M+200bps), 3/19/32(b) ....... 1,745 1,744
Froneri International Ltd., Facility B6, 6.45% (SOFR06M+250bps), 7/16/32(b) .......... 1,741 1,736
Primo Brands Corp., 6.48% (SOFR03M+275bps), 3/19/31(b) ....................... 978 985
4,465
Energy (0.1%):
Bayonne Energy Center LLC, Term Loan, 6.75% (SOFR03M+300bps), 9/22/32(b) ........ 1,957 1,973
Buckeye Partners LP, 2025 Tranche B-7 Term Loan, 5.44% (SOFR01M+175bps), 11/22/32(b) 2,057 2,065
Hilcorp Energy I LP, Initial Loan, First Lien, 5.41% (SOFR01M+175bps), 2/5/30(b) ....... 2,002 2,003
6,041
Financials (0.7%):
Ahead DB Holdings LLC, Term B-5 Facility, 6.23% (SOFR03M+250bps), 2/3/31(b) ...... 1,713 1,710
Allspring Buyer LLC, 2024 Specified Refinancing Term Loan, 6.75% (SOFR03M+300bps),
11/1/30(b) ........................................................ 742 747
Asurion LLC, New B-12 Term Loan, 8.07% (SOFR03M+425bps), 9/19/30(b) ........... 1,135 1,128
Asurion LLC, New B-14 Term Loan, 7.57% (SOFR03M+375bps), 2/23/33(b) ........... 2,569 2,466
Avolon TLB Borrower 1 US LLC, Term Loan B-6, 5.40% (SOFR01M+175bps), 6/24/30(b) . 1,192 1,196
Carriage Purchaser, Inc., Term B Loan, 7.19% (SOFR01M+350bps), 9/29/28(b) .......... 1,430 1,439
Citadel Securities LP, 2026 Term Loans, 5.66% (SOFR03M+200bps), 6/30/33(b) ......... 1,418 1,422
DIRECTV Financing LLC, 2026 Refinancing Term B Loan Facility, 8.32%
(SOFR03M+450bps), 8/2/29(b) ......................................... 616 621
Dotdash Meredith, Inc., Term B-2 Loan, 7.21% (SOFR01M+350bps), 6/7/32(b) .......... 540 521
Eastern Power LLC, Term Loan B, 8.44% (SOFR01M+475bps), 4/3/28(b) .............. 748 754
First Advantage Holdings LLC, Term Loan B, 6.48% (SOFR03M+275bps), 10/31/31(b) .... 2,591 2,596
Gloves Buyer, Inc., Initial Term Loans, 7.41% (SOFR01M+375bps), 5/24/32(b) .......... 2,125 2,138
Hudson River Trading LLC, Term B-2 Loans, 6.16% (SOFR01M+250bps), 3/18/30(b) ..... 1,883 1,883
Hyperion Refinance SARL, 2025-2 Dollar Term Loan, 6.44% (SOFR01M+275bps), 2/18/31(b) 2,371 2,253
Ineos US Finance LLC, 2031 Dollar Term Loan, 6.69% (SOFR01M+300bps), 2/7/31(b) .... 1,715 1,603
Innio Group Holding GmbH (f/k/a AI Alpine AT Bidco), 2026 EXTENDED FACILITY B
(USD), 5.51% (SOFR03M+175bps), 11/2/31(b) ............................. 2,000 2,001
Inspired Education US Holdings, Inc., Facility B7 Loan, 6.57% (SOFR03M+275bps),
2/28/31(b) ........................................................ 1,080 1,082
ION Platform Finance US, Inc., Initial Dollar Term Loans, 7.48% (SOFR03M+375bps),
9/30/32(b) ........................................................ 1,935 1,494
Iron Mountain Information Management LLC, Amendment No.1 Incremental Term B Loan,
5.69% (SOFR01M+200bps), 1/31/31(b) ................................... 1,008 1,009
Jefferies Finance LLC, Initial Term Loan 2024, 6.40% (SOFR01M+275bps), 10/21/31(b) ... 1,702 1,699
Jupiter Buyer, Inc., Initial Term Loan, 7.73% (SOFR03M+400bps), 11/3/31(b) ........... 506 509
LC Ahab US Bidco LLC, Initial Term Loan, 6.32% (SOFR03M+250bps), 4/14/31(b) ...... 1,724 1,723
Lightning Power LLC, Initial Term B Loan, 5.44% (SOFR01M+175bps), 8/18/31(b) ....... 2,955 2,964
Long Ridge Energy LLC, Term Loan B, 8.23% (SOFR03M+450bps), 2/19/32(b) ......... 1,117 1,119
Medline Borrower LP, 2030 Refinanced Term Loan, 5.19% (SOFR01M+150bps), 5/16/33(b) . 873 871
NorthRiver Midstream Finance LP, Initial Term B Loan, First Lien, 5.98%
(SOFR03M+300bps), 8/16/30(b) ........................................ 746 748
Oak-Eagle AcquireCo, Inc., Term Loan B1, 7.25% (SOFR03M+350bps), 3/24/33(b) ....... 1,079 1,091
OEP Glass Purchaser LLC, Initial Term Loans, 7.73% (SOFR03M+400bps), 3/2/33(b) ..... 1,365 1,367
Olympus Water US Holding Corp., Term B-6 Dollar Loan, 6.73% (SOFR03M+300bps),
6/23/31(b) ........................................................ 625 626
Outfront Media Capital LLC, Term Loan, 5.44% (SOFR01M+175bps), 9/16/32(b) ........ 1,161 1,164
Owens Brockway Glass Container, Inc., Tranche B-1 Term Loan B Facility, First Lien, 6.69%
(SOFR01M+300bps), 9/30/32(b) ........................................ 1,682 1,672

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Padagis LLC, Term B Loan, 8.74% (SOFR03M+475bps), 7/6/28(b) ................... $ 783 $ 767
Phoenix Guarantor, Inc., Tranche B-6 Loan, 5.69% (SOFR01M+200bps), 2/21/31(b) ....... 2,655 2,662
SCIL USA Holdings LLC, Facility B2, 7.76% (SOFR03M+400bps), 10/8/32(b) .......... 2,406 2,427
Sedgwick Claims Management Services, Inc., 2024 Term Loan, 6.19% (SOFR01M+250bps),
2/24/28(b) ........................................................ 988 988
Trans Union LLC, 2024 Refinancing Term B-8 Loan, 5.44% (SOFR01M+175bps), 6/24/31(b) 2,687 2,688
Virgin Media Bristol LLC, Facility Q Advance, 7.00% (SOFR01M+325bps), 1/31/29(b) .... 1,025 969
WhiteWater DBR Holdco LLC, Term B-1 Loan, 6.00% (SOFR03M+225bps), 3/3/31(b) .... 1,211 1,217
Windsor Holdings III LLC, 2025 Refinancing Term Loan B, 6.44% (SOFR01M+275bps),
8/1/30(b) ......................................................... 1,790 1,800
57,134
Health Care (0.1%):
EyeCare Partners LLC, Tranche B Term Loan, 4.83% (SOFR03M+100bps), 11/30/28(b) .... 968 526
Hologic, Inc., USD Initial Term B Loan, 5.99% (SOFR03M+225bps), 1/14/33(b) ......... 1,417 1,398
LifePoint Health, Inc., Term Loan B, 7.50% (SOFR03M+375bps), 5/19/31(b) ............ 687 660
Lumexa Imaging, Inc., Amendment No. 7 Replacement Term Loan, 6.23%
(SOFR03M+250bps), 12/17/32(b) ....................................... 610 612
Organon & Co., Dollar Term Loan, 5.94% (SOFR01M+225bps), 5/19/31(b) ............. 1,973 1,975
Perrigo Investments LLC, 2024 Refinancing Term B Loan, First Lien, 5.69%
(SOFR01M+200bps), 4/20/29(b) ........................................ 1,221 1,221
Sotera Health Holdings LLC, 2026 Refinancing Term Loan, 5.94% (SOFR01M+225bps),
5/30/31(b) ........................................................ 844 849
7,241
Industrials (0.3%):
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Repriced Term Loan, 5.98%
(SOFR03M+225bps), 4/20/28(b) ........................................ 1,016 1,019
Allied Universal Holdco LLC, Amendment 7 Replacement U.S. Dollar Term Loan, 6.94%
(SOFR01M+325bps), 8/6/32(b) ......................................... 1,144 1,150
Arcosa, Inc., 2025 Refinancing Term Loan, First Lien, 5.69% (SOFR01M+200bps), 6/17/32(b) 1,128 1,136
Cengage Learning, Inc., Existing Term Loan, First Lien, 6.74% (SOFR03M+300bps),
3/24/31(b) ........................................................ 1,492 1,489
Garda World Security Corp., Fifteenth Additional Term Loan, 6.51% (SOFR03M+275bps),
2/1/29(b) ......................................................... 1,463 1,465
Knife River, 2026 Tranche B Term, 5.49% (SOFR03M+175bps), 3/8/32(b) .............. 1,477 1,483
Novae LLC, Tranche B Term Loan, 8.88% (SOFR03M+500bps), 12/22/28(b) ............ 1,436 1,040
OneSky Flight LLC, Initial Term Loan, 6.40% (SOFR01M+275bps), 2/4/33(b) ........... 1,355 1,361
Pitney Bowes, Inc., Tranche B Term Loan, 7.48% (SOFR03M+375bps), 3/19/32(b) ....... 2,322 2,335
Prime Security Services Borrower LLC (aka Protection 1 Security Solutions), 2025 Incremental
Term B-2 Loans, 5.41% (SOFR01M+175bps), 3/8/32(b) ....................... 673 669
Prime Security Services Borrower LLC (aka Protection 1 Security Solutions), Term B1 Loan,
5.66% (SOFR01M+200bps), 10/15/30(b) .................................. 1,548 1,550
Quikrete Holdings, Inc., Tranche B-3 Term Loan, 5.94% (SOFR01M+225bps), 2/10/32(b) ... 1,975 1,980
TransDigm, Inc., New Tranche K Term Loan, 5.94% (SOFR01M+225bps), 3/22/30(b) ..... 1,489 1,494
U.S. Anesthesia Partners, Inc., Initial Term Loan, 7.82% (SOFR01M+400bps), 10/2/28(b) ... 1,286 1,294
Verde Purchaser LLC, Initial Term Loan, 7.73% (SOFR03M+400bps), 11/29/30(b) ........ 2,792 2,792
Vestis Corp., Term B-1 Loan, 6.01% (SOFR03M+225bps), 2/24/31(b) ................. 620 619
WEX, Inc., Term B-3 Loan, 5.44% (SOFR01M+175bps), 3/5/32(b) ................... 2,665 2,668
25,544
Information Technology (0.1%):
CACI International, Inc., Tranche B Term Loan, 5.44% (SOFR01M+175bps), 10/30/31(b) ... 1,970 1,972
Coherent Corp. (f/k/a II-VI Incorporated), New Term Loan B, 5.44% (SOFR01M+175bps),
7/2/29(b) ......................................................... 1,000 1,005
Gen Digital, Inc., Second Amendment Incremental Term B Loan, 5.44% (SOFR01M+175bps),
2/13/32(b) ........................................................ 1,481 1,472
Gen Digital, Inc., Tranche B-1 Term Loan, 5.44% (SOFR01M+175bps), 9/12/29(b) ....... 632 631
MH Sub I LLC, 2024 December New Term Loans, 7.94% (SOFR01M+425bps), 12/31/31(b) . 816 764
Qnity Electronics, Inc., 5.51% (SOFR03M+175bps), 11/1/32(b) ...................... 1,887 1,889
Smartronix LLC, Term Loan, 8.19% (SOFR01M+450bps), 2/9/32(b) .................. 1,354 1,300
SS&C Technologies Holdings, Inc., Term Loan B-8 Loan, 5.69% (SOFR01M+200bps),
5/9/31(b) ......................................................... 792 793
9,826

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Materials (0.1%):
Koppers, Inc., 2023 Term B-2 Loan, 6.19% (SOFR01M+250bps), 4/10/30(b) ............ $ 485 $ 487
Minerals Technologies, Inc., Term B Loan, 5.69% (SOFR01M+200bps), 11/26/31(b) ...... 1,075 1,077
Novelis Holdings, Inc., Initial Term Loan, 5.48% (SOFR03M+175bps), 3/11/32(b) ........ 2,902 2,907
Schweitzer-Mauduit International, Inc., New Term Loan B, 8.19% (SOFR01M+450bps),
3/30/33(b) ........................................................ 1,793 1,813
Solstice Advanced Materials, Inc., Term Loan B, First Lien, 5.57% (SOFR03M+175bps),
10/29/32(b) ....................................................... 1,097 1,100
7,384
Utilities (0.0%):(i)
Alpha Generation LLC, Initial Term B Loan, 5.44% (SOFR01M+175bps), 9/30/31(b) ...... 1,360 1,358
Talen Energy Supply LLC, 2025-1 Incremental Term B Loan, 5.82% (SOFR03M+150bps),
10/12/32(b) ....................................................... 746 742
2,100
Total Senior Secured Loans (Cost $140,265)
a
a
a
138,981
Corporate Bonds (21.5%)
Communication Services (0.7%):
Alphabet, Inc., 4.27% (SOFRINDX+60bps), 8/10/29(b) ........................... 27,795 27,905
Take-Two Interactive Software, Inc., 3.70%, 4/14/27, Callable 3/14/27 @ 100 ............ 11,600 11,550
T-Mobile USA, Inc., 3.75%, 4/15/27, Callable 2/15/27 @ 100 ....................... 13,223 13,169
52,624
Consumer Discretionary (1.0%):
Amazon.com, Inc., 4.24% (SOFRINDX+58bps), 7/9/29(b) ......................... 19,700 19,727
Daimler Truck Finance North America LLC
4.61% (SOFR+96bps), 9/25/27(a)(b) ..................................... 6,400 6,428
4.50% (SOFR+84bps), 1/13/28(a)(b) ..................................... 10,000 10,031
General Motors Financial Co., Inc.
5.02% (SOFRINDX+135bps), 5/8/27(b) .................................. 10,200 10,248
4.71% (SOFRINDX+105bps), 7/15/27(b) ................................. 14,060 14,102
4.83% (SOFRINDX+117bps), 4/4/28(b) .................................. 15,400 15,567
HOA RoyaltyCo LLC, 0.00%, 11/22/55, Callable 10/3/26 @ 100(a)(c)(g) ............... 5,165 1,086
77,189
Consumer Staples (0.7%):
BAT Capital Corp.
3.22%, 9/6/26 ..................................................... 14,036 14,032
3.56%, 8/15/27, Callable 5/15/27 @ 100 .................................. 11,209 11,115
Cargill, Inc., 4.28% (SOFR+61bps), 2/11/28(a)(b) ............................... 15,080 15,115
Philip Morris International, Inc., 4.33% (SOFR+66bps), 10/27/28(b) .................. 18,350 18,380
58,642
Energy (0.6%):
Chevron USA, Inc., 4.24% (SOFR+57bps), 8/13/28(b) ............................ 8,000 8,032
Energy Transfer LP
6.05%, 12/1/26, Callable 11/1/26 @ 100 .................................. 14,006 14,047
5.55%, 2/15/28, Callable 1/15/28 @ 100 .................................. 8,041 8,127
MPLX LP, 4.13%, 3/1/27 ................................................. 4,719 4,716
ONEOK, Inc., 5.55%, 11/1/26, Callable 10/1/26 @ 100 ............................ 4,210 4,215
The Williams Cos., Inc., 3.75%, 6/15/27, Callable 3/15/27 @ 100 .................... 8,200 8,156
47,293
Financials (14.4%):
Ally Financial, Inc., 7.10%, 11/15/27, Callable 10/15/27 @ 100 ...................... 13,700 14,050
American Express Co.
4.60% (SOFR+93bps), 7/26/28, Callable 7/26/27 @ 100(b) ..................... 8,500 8,531
5.04% (SOFR+93bps), 7/26/28, Callable 7/26/27 @ 100(b) ..................... 10,100 10,147
4.47% (SOFR+81bps), 7/20/29, Callable 7/20/28 @ 100(b) ..................... 24,090 24,183
American Honda Finance Corp.
4.42% (SOFR+77bps), 3/12/27(b) ....................................... 15,670 15,693
4.58% (SOFR+90bps), 9/1/28(b) ........................................ 12,450 12,480

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Athene Global Funding
4.49% (SOFRINDX+83bps), 1/7/27(a)(b) ................................. $ 18,270 $ 18,276
4.86% (SOFRINDX+121bps), 3/25/27(a)(b) ............................... 4,000 4,009
Bank of America Corp.
5.00% (SOFR+135bps), 9/15/27, Callable 9/15/26 @ 100(b) .................... 14,980 14,986
5.93% (SOFR+134bps), 9/15/27, Callable 9/15/26 @ 100(b) .................... 12,000 12,008
3.82% (TSFR3M+184bps), 1/20/28, Callable 1/20/27 @ 100, MTN(b) ............. 11,700 11,670
4.72% (SOFR+105bps), 2/4/28, Callable 2/4/27 @ 100, MTN(b) ................. 8,300 8,318
4.50% (SOFR+83bps), 1/24/29, Callable 1/24/28 @ 100(b) ..................... 14,080 14,120
BMW US Capital LLC
4.43% (SOFRINDX+78bps), 3/19/27(a)(b) ................................ 7,900 7,921
4.59% (SOFRINDX+92bps), 8/13/27(a)(b) ................................ 11,890 11,954
Brown & Brown, Inc., 4.60%, 12/23/26 ....................................... 10,450 10,458
Capital One Financial Corp.
3.75%, 3/9/27, Callable 2/9/27 @ 100 .................................... 1,590 1,585
4.93% (SOFR+206bps), 5/10/28, Callable 5/10/27 @ 100(b) .................... 11,700 11,720
Caterpillar Financial Services Corp.
4.20% (SOFR+52bps), 3/3/28(b) ........................................ 13,000 13,019
4.31% (SOFR+64bps), 8/15/28(b) ....................................... 15,840 15,866
Citibank NA
4.74% (SOFRINDX+106bps), 12/4/26, Callable 11/4/26 @ 100(b) ............... 12,450 12,467
4.15% (SOFR+50bps), 6/18/28, Callable 6/18/27 @ 100(b) ..................... 21,710 21,710
Citigroup, Inc.
4.96% (SOFR+128bps), 2/24/28, Callable 2/24/27 @ 100(b) .................... 4,005 4,018
4.81% (SOFR+114bps), 5/7/28, Callable 5/7/27 @ 100(b) ...................... 15,270 15,329
4.55% (SOFR+87bps), 3/4/29, Callable 3/4/28 @ 100(b) ....................... 21,300 21,340
CNO Global Funding, 5.88%, 6/4/27(a) ....................................... 11,455 11,558
Equitable America Global Funding, 4.36% (SOFR+71bps), 9/15/27(a)(b) ............... 14,460 14,482
Fidelity National Information Services, Inc., 4.86% (SOFR+121bps), 3/10/29(b) .......... 25,000 25,170
Fifth Third Bancorp, 1.71% (SOFR+69bps), 11/1/27, Callable 11/1/26 @ 100(b) .......... 6,992 6,958
Fiserv, Inc., 5.15%, 3/15/27 , Callable 2/15/27 @ 100 ............................. 10,000 10,026
Goldman Sachs Bank USA, 4.40% (SOFRINDX+72bps), 6/3/29, Callable 6/3/28 @ 100(b) .. 28,255 28,308
HOA Funding LLC, (Escrow-equity), 8/20/51(f)(g) ............................... 2,050 —
HOA Funding LLC, (Escrow-litigation), 8/20/51(f)(g) ............................. 2,050 —
HOA NewCo LLC, 0.00%, 11/22/55, Callable 10/3/26 @ 100(a)(c)(g) ................. 2,067 51
Hyundai Capital America, Inc.
5.16% (SOFR+150bps), 1/8/27(a)(b) ..................................... 8,090 8,117
4 .77% (SOFR+112bps), 6/23/27(a)(b) .................................... 21,960 22,056
4.69% (SOFR+104bps), 6/24/27(a)(b) .................................... 5,650 5,671
4.68% (SOFR+103bps), 9/24/27(a)(b) .................................... 12,570 12,647
Jefferies Financial Group, Inc.
4.85%, 1/15/27 .................................................... 8,800 8,806
4.30%, 2/11/27, MTN ................................................ 25,040 25,037
JP Morgan Chase & Co.
4.42% (SOFR+77bps), 9/22/27, Callable 9/22/26 @ 100(b) ..................... 14,055 14,059
4.59% (SOFR+92bps), 4/22/28, Callable 4/22/27 @ 100(b) ..................... 7,780 7,807
4.98% ( SOFR+93bps), 7/22/28, Callable 7/22/27 @ 100(b) ..................... 7,015 7,040
4.47% (SOFR+80bps), 1/24/29, Callable 1/24/28 @ 100(b) ..................... 17,580 17,541
4.49% (SOFR+82bps), 4/23/30, Callable 4/23/29 @ 100(b) ..................... 16,300 16,342
4.52% (SOFR+85 bps), 7/23/30, Callable 7/23/29 @ 100(b) ..................... 7,750 7,769
JP Morgan Chase Bank NA, 4.65% (SOFR+100bps), 12/8/26, Callable 11/8/26 @ 100(b) ... 10,000 10,013
MassMutual Global Funding II
4.44% (SOFR+77bps), 1/29/27(a)(b) ..................................... 3,000 3,007
4.40% (SOFR+74bps), 4/9/27(a)(b) ...................................... 11,972 12,000
4.33% (SOFR+66bps), 1/22/29(a)(b) ..................................... 13,720 13,715
Mastercard, Inc., 4.04% (SOFRINDX+39bps), 6/8/28(b) ........................... 32,080 32,108
Metropolitan Life Global Funding I
3.45%, 12/18/26(a) .................................................. 10,102 10,081
4.35% (SOFRINDX+70bps), 6/11/27(a)(b) ................................ 9,900 9,921
4.38% (SOFR+70bps), 8/25/28(a)(b) ..................................... 8,900 8,929
Morgan Stanley
4.68% (SOFR+102bps), 4/13/28, Callable 4/13/27 @ 100(b) .................... 13,480 13,519
4.51% (SOFRINDX+85bps), 7/12/29, Callable 7/12/28 @ 100(b) ................ 7,700 7,705

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Morgan Stanley Bank NA
4.83% (SOFR+117bps), 10/30/26, Callable 9/30/26 @ 100(b) ................... $ 12,500 $ 12,510
4.74% (SOFR+108bps), 1/14/28, Callable 1/14/27 @ 100(b) .................... 10,240 10,265
4.54% (SOFR+87bps), 5/26/28, Callable 5/26/27 @ 100(b) ..................... 19,000 19,041
4.97% (SOFR+93bps), 7/14/28, Callable 7/14/27 @ 100(b) ..................... 6,320 6,338
4 .56% (SOFR+90bps), 1/12/29, Callable 1/12/28 @ 100(b) ..................... 6,300 6,320
Morgan Stanley Private Bank NA, 4.43% (SOFR+77bps), 7/6/28, Callable 7/6/27 @ 100(b) . 19,230 19,263
National Rural Utilities Cooperative Finance Corp., 4.10% (SOFRINDX+43bps), 8/9/27(b) .. 11,570 11,577
National Securities Clearing Corp.
4.24% (SOFR+57bps), 5/20/27(a)(b) ..................................... 15,300 15,330
4.08% (SOFR+43bps), 6/9/28(a)(b) ...................................... 9,510 9,515
New York Life Global Funding, 4.33% (SOFR+66bps), 7/25/28(a)(b) ................. 28,290 28,332
Northwestern Mutual Global Funding, 4.34% (SOFR+66bps), 8/25/28(a)(b) ............. 13,420 13,428
Pacific Life Global Funding II
4.52% (SOFR+85bps), 2/5/27(a)(b) ...................................... 16,200 16,235
4.23% (SOFR+58bps), 12/20/27(a)(b) .................................... 13,600 13,610
PNC Bank NA, 4.40% (SOFR+73bps), 7/21/28, Callable 7/21/27 @ 100(b) ............. 6,550 6,558
Principal Life Global Funding II, 4.48% (SOFR+81bps), 8/18/28(a)(b) ................. 10,590 10,647
State Street Corp.
4.31% (SOFR+64bps), 10/22/27, Callable 9/22/27 @ 100(b) .................... 5,380 5,393
4.62% (SOFR+95bps), 4/24/28, Callable 4/24/27 @ 100 (b) ..................... 10,995 11,032
The Bank of New York Mellon Corp.
4.33% (SOFRINDX+68bps), 6/9/28, Callable 6/9/27 @ 100(b) .................. 7,080 7,095
4.50% (SOFRINDX+83bps), 7/21/28, Callable 7/21/27 @ 100(b) ................ 17,665 17,719
The Charles Schwab Corp., 4.73% (SOFRINDX+105bps), 3/3/27, Callable 2/3/27 @ 100(b) . 18,000 18,057
The Goldman Sachs Group, Inc.
4.47% (SOFR+82bps), 9/10/27, Callable 8/10/27 @ 100(b) ..................... 4,100 4,100
4.59% (SOFR+92bps), 10/21/27, Callable 10/21/26 @ 100(b) ................... 3,174 3,176
5.85% (TSFR3M+201bps), 10/28/27, Callable 10/28/26 @ 100(b) ................ 10,500 10,523
4.80% (SOFR+112bps), 2/24/28, Callable 2/24/27 @ 100(b) .................... 3,369 3,379
The PNC Financial Services Group, Inc.
5.30% (SOFR+134bps), 1/21/28, Callable 1/21/27 @ 100(b) .................... 7,700 7,730
4.29% (SOFR+62bps), 1/26/29, Callable 1/26/28 @ 100(b) ..................... 7,160 7,157
4.35% (SOFRINDX+68bps), 10/26/29 , Callable 10/26/28 @ 100(b) .............. 16,000 16,023
Toyota Motor Credit Corp.
4.30% (SOFR+65bps), 3/19/27(b) ....................................... 10,500 10,524
4.30% (SOFRINDX+65bps), 3/13/29(b) .................................. 20,300 20,359
Truist Bank, 4.44% (SOFR+77bps), 7/24/28 , Callable 7/24/27 @ 100(b) ............... 17,630 17,662
U.S. Bank NA
4.36% (SOFR+69bps), 10/22/27, Callable 10/22/26 @ 100(b) ................... 20,930 20,942
4.33% (SOFR+66bps), 5/20/29, Callable 5/19/28 @ 100(b) ..................... 16,270 16,296
Wells Fargo & Co.
4.45% (SOFR+78bps), 1/24/28, Callable 1/24/27 @ 100(b) ..................... 8,575 8,589
4.74% (SOFR+107bps), 4/22/28, Callable 4/22/27 @ 100(b) .................... 23,010 23,097
4.53% (SOFR+88bps), 9/15/29, Callable 9/15/28 @ 100(b) ..................... 13,700 13,740
1,127,863
Health Care (1.5%):
Abbvie, Inc., 4.09% (SOFRINDX+42bps), 8/18/28(b) ............................. 13,750 13,756
Augusta SpinCo Corp., 4.32%, 9/23/27 ....................................... 26,355 26,269
Elevance Health, Inc., 4.50%, 10/30/26 ....................................... 12,335 12,338
Eli Lilly & Co., 4.19% (SOFR+53bps), 10/15/28(b) .............................. 20,140 20,206
GE HealthCare Technologies, Inc., 5.65%, 11/15/27, Callable 10/15/27 @ 100 ........... 8,000 8,088
HCA, Inc., 4.55% (SOFR+87bps), 3/1/28, Callable 2/1/28 @ 100(b) .................. 16,000 16,059
Merck & Co., Inc., 4.11% (SOFR+46bps), 9/15/27(b) ............................. 7,000 7,019
U.S. Bank NA, 4.58% (SOFR+91bps), 5/15/28, Callable 5/14/27 @ 100(b) ............. 12,000 12,040
115,775
Industrials (0.9%):
Honeywell Aerospace, Inc.
3.90%, 3/16/28 .................................................... 20,000 19,780
4.28% (SOFRINDX+63bps), 3/16/29(b) .................................. 7,550 7,564
L3Harris Technologies, Inc., 5.40%, 1/15/27 ................................... 18,126 18,191

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.40%, 11/15/26, Callable 10/3/26 @ 100(a) ................................ $ 4,460 $ 4,450
5.35%, 1/12/27, Callable 12/12/26 @ 100(a) ............................... 4,474 4,485
RTX Corp., 3.50%, 3/15/27, Callable 12/15/26 @ 100 ............................. 20,126 20,048
74,518
Information Technology (0.7%):
Amphenol Corp., 4.20% (SOFR+53bps), 11/15/27(b) ............................. 15,060 15,084
ESC Gab, 8/20/51(f)(g) .................................................. 5,300 —
Jabil, Inc., 4.25%, 5/15/27, Callable 4/15/27 @ 100 .............................. 6,600 6,586
Oracle Corp.
4.43% (SOFR+76bps), 8/3/28(b) ........................................ 12,000 11,859
4.78% (SOFRINDX+111bps), 2/4/29(b) ................................... 17,920 17,758
51,287
Materials (0.2%):
Amrize Finance US LLC, 3.50%, 9/22/26 , Callable 9/13/26 @ 100 ................... 19,600 19,585
Utilities (0.8%):
Alliant Energy Finance LLC, 5.40%, 6/6/27, Callable 5/6/27 @ 100(a) ................. 5,000 5,028
Constellation Energy Generation LLC
3.90%, 1/8/28 ..................................................... 10,000 9,902
4.26% (SOFR+60bps), 1/8/28(b) ........................................ 6,680 6,685
FirstEnergy Corp., 3.90%, 7/15/27, Callable 4/15/27 @ 100 ......................... 5,490 5,461
NextEra Energy Capital Holdings, Inc.
3.55%, 5/1/27, Callable 2/1/27 @ 100 .................................... 5,000 4,971
4 .47% (SOFRINDX+80bps), 2/4/28(b) ................................... 6,645 6,670
Vistra Operations Co. LLC
5.05%, 12/30/26(a) .................................................. 8,500 8,517
3.70%, 1/30/27, Callable 11/30/26 @ 100(a) ................................ 16,400 16,320
63,554
Total Corporate Bonds (Cost $1,686,034)
a
a
a
1,688,330
Insurance-Linked Securities (0.0%)(i)
Event Linked Bonds (0.0%):(i)
Earthquake - California - (0.0%):(i)
Torrey Pines Re
2024-1 A, 9.96% (JMMMUSTF+636bps), 6/7/27(a)(b)(j) ...................... 500 514
2024-1 B, 11.10% (JMMMUSTF+750bps), 6/7/27(a)(b)(j) ..................... 250 257
Windstorm - Florida - (0.0%):(i)
Integrity Re, 2022-1 A, 3.68% (FHMMUSTF+10bps), 6/6/30(a)(b)(j) .................. 982 688
1,459
Reinsurance Sidecars (0.0%):(i)
Multiperil - Worldwide - (0.0%):(i)
Alturas Re
2021-3, 7/30/27(g)(j)(k)(l) ............................................ 4,000 24
2022-3, 12/31/27(g)(j)(k)(l) ........................................... 421 —
Gleneagles Re, 2022, 12/31/27(g)(j)(k)(m) ..................................... 3,000 —
Thopas Re, 2022, 12/31/27(g)(j)(k)(l) ........................................ 3,500 18
42
Total Insurance-Linked Securities (Cost $3,089)
a
a
a
1,501
Yankee Dollars (11.6%)
Energy (0.6%):
Enbridge, Inc.
5.90%, 11/15/26, Callable 10/15/26 @ 100 ................................. 10,000 10,019
5.25%, 4/5/27, Callable 3/5/27 @ 100 .................................... 8,435 8,470
Korea National Oil Corp., 4.32% (SOFR+67bps), 9/29/28(a)(b) ...................... 25,280 25,315
Woodside Finance Ltd., 3.70%, 3/15/28, Callable 12/15/27 @ 100(a) .................. 5,000 4,919
48,723

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Financials (10.6%):
ABN AMRO Bank NV, 5.43% (SOFRINDX+178bps), 9/18/27, Callable 10/3/26 @ 100(a)(b) $ 23,300 $ 23,322
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.10%, 1/15/27, Callable 12/15/26 @ 100 ................................. 11,000 11,057
6.45%, 4/15/27, Callable 3/15/27 @ 100 .................................. 15,500 15,662
Australia & New Zealand Banking Group Ltd.
4.27% (SOFR+62bps), 6/18/28(a)(b) ..................................... 8,607 8,637
4.28% (SOFR+61bps), 1/22/29(a)(b) ..................................... 4,740 4,742
Banco Bilbao Vizcaya Argentaria SA, 4.74% (SOFR+89bps), 9/3/29(b) ................ 4,600 4,601
Banco Santander SA
5.03% (SOFR+138bps), 3/14/28, Callable 3/14/27 @ 100(b) .................... 12,000 12,051
4.78% (SOFR+112bps), 7/15/28, Callable 7/15/27 @ 100(b) .................... 16,400 16,483
4.65% (SOFR+99bps), 4/15/29(b) ....................................... 20,000 20,094
Bank of Montreal
4.27% (SOFRINDX+62bps), 9/15/26, MTN(b) ............................. 8,100 8,101
4.28% (SOFR+62bps), 1/13/28, MTN(b) .................................. 12,400 12,415
4.40% ( SOFRINDX+75bps), 9/22/28, Callable 9/22/27 @ 100(b) ................ 14,790 14,809
4.53% (SOFR+86bps), 1/27/29, Callable 1/27/28 @ 100(b) ..................... 16,723 16,770
Banque Federative du Credit Mutuel SA
4.80% (SOFR+113bps), 1/23/27(a)(b) .................................... 3,220 3,231
4.74% (SOFRINDX+107bps), 2/16/28(a)(b) ............................... 5,700 5,741
Barclays PLC
5.53% (SOFR+188bps), 9/13/27, Callable 9/13/26 @ 100(b) .................... 12,316 12,322
5.14% (SOFR+149bps), 3/12/28, Callable 3/12/27 @ 100(b) .................... 12,500 12,565
5.67% (SOFR+149bps), 3/12/28, Callable 3/12/27 @ 100(b) .................... 5,000 5,031
4.75% (SOFR+108bps), 11/11/29, Callable 11/11/28 @ 100(b) .................. 7,030 7,075
BNP Paribas SA, 2.59% (SOFR+123bps), 1/20/28, Callable 1/20/27 @ 100(a)(b) ......... 5,000 4,959
BPCE SA, 5.64% (SOFRINDX+198bps), 10/19/27, Callable 10/19/26 @ 100(a)(b) ....... 16,060 16,090
Canadian Imperial Bank of Commerce
4.59% (SOFR+94bps), 6/28/27(b) ....................................... 17,160 17,244
4.58% (SOFRINDX+93bps), 9/11/27 , Callable 9/11/26 @ 100(b) ................ 6,900 6,901
4.38% (SOFR+72bps), 1/13/28, Callable 1/13/27 @ 100(b) ..................... 17,830 17,849
4.86% (SOFR+72bps), 1/13/28, Callable 1/13/27 @ 100(b) ..................... 7,700 7,712
Cooperatieve Rabobank UA
4.56% (SOFRINDX+90bps), 10/5/26(b) .................................. 8,000 8,005
4.25% (SOFR+59bps), 10/17/28(b) ...................................... 16,170 16,201
Credit Agricole SA, 4.86% (SOFR+121bps), 9/11/28, Callable 9/11/27 @ 100(a)(b) ....... 12,000 12,068
Federation des Caisses Desjardins du Quebec
4.30% (SOFR+63bps), 1/27/27(a)(b) ..................................... 23,280 23,313
4.55%, 8/23/27(a) .................................................. 12,036 12,057
ING Groep NV
5.21% (SOFRINDX+156bps), 9/11/27, Callable 9/11/26 @ 100(b) ................ 20,100 20,107
4.02% (SOFR+183bps), 3/28/28, Callable 3/28/27 @ 100(b) .................... 5,000 4,987
Lloyds Banking Group PLC
5.23% (SOFRINDX+158bps), 1/5/28, Callable 1/5/27 @ 100(b) ................. 13,841 13,893
4.74% (SOFRINDX+106bps), 11/26/28, Callable 11/26/27 @ 100(b) .............. 10,245 10,295
Macquarie Bank Ltd., 4.39% (SOFR+74bps), 6/12/28(a)(b) ......................... 11,450 11,496
Mitsubishi UFJ Financial Group, Inc., 4.51% (SOFR+84bps), 7/24/30, Callable 7/24/29 @
100(b) ........................................................... 16,045 16,033
Mizuho Bank Ltd., 4.46% (SOFR+80bps), 4/16/29(a)(b) ........................... 6,825 6,863
Mizuho Financial Group, Inc., 4.51% (SOFR+85bps), 7/13/30, Callable 7/13/29 @ 100(b) ... 11,820 11,808
Mizuho Markets Cayman LP, 4.18% (SOFR+52bps), 11/16/26, Callable 10/16/26 @ 100,
MTN(a)(b) ....................................................... 11,430 11,433
National Australia Bank Ltd.
4.30% (SOFR+65bps), 6/13/28(a)(b) ..................................... 17,061 17,129
4.18% (SOFR+53bps), 12/13/28(a)(b) .................................... 5,770 5,774
4.22% (SOFR+54bps), 6/4/29(a)(b) ...................................... 8,785 8,794
National Bank of Canada, 4.43% (SOFR+77bps), 1/20/29, Callable 1/20/28 @ 100(b) ...... 13,440 13,469
NatWest Group PLC, 4.93% (SOFR+125bps), 3/1/28, Callable 3/1/27 @ 100 (b) .......... 6,000 6,022
NatWest Markets PLC
4.57% (SOFR+90bps), 5/17/27(a)(b) ..................................... 13,580 13,629
4.60% (SOFR+95bps), 3/21/28(a)(b) ..................................... 15,400 15,498
Nomura Holdings, Inc., 4.90% (SOFR+125bps), 7/2/27(b) ......................... 20,260 20,389

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Nordea Bank Abp, 5.38%, 9/22/27(a) ......................................... $ 12,625 $ 12,743
NTT Finance Corp., 4.57%, 7/16/27(a) ....................................... 12,180 12,183
Royal Bank of Canada
4.26% (SOFRINDX+59bps), 11/2/26(b) .................................. 4,800 4,804
4.61% (SOFRINDX+95bps), 1/19/27(b) .................................. 15,280 15,318
4.38% (SOFRINDX+72bps), 10/18/27, Callable 10/18/26 @ 100(b) .............. 6,956 6,960
4.47% (SOFRINDX+82bps), 3/27/28, Callable 3/27/27 @ 100(b) ................ 20,320 20,371
4.50% (SOFRINDX+83bps), 1/24/29 , Callable 1/24/28 @ 100(b) ................ 4,621 4,639
Santander UK Group Holdings PLC, 4.72% (SOFRINDX+107bps), 9/22/29, Callable 9/22/28
@ 100(b) ......................................................... 7,100 7,134
Skandinaviska Enskilda Banken AB, 4.33% (SOFRINDX+68bps), 3/12/29(a)(b) .......... 12,730 12,752
Societe Generale SA, 5.07% (SOFR+141bps), 4/13/29, Callable 4/13/28 @ 100(a)(b) ...... 17,440 17,586
Standard Chartered PLC
4.91% (SOFR+124bps), 1/21/29, Callable 1/21/28 @ 100(a)(b) .................. 17,580 17,695
4.62% (SOFR+ 95bps), 8/13/30, Callable 8/13/29 @ 100(a)(b) ................... 7,080 7,092
Sumitomo Mitsui Financial Group, Inc., 4.42% (SOFR+76bps), 1/15/29(b) .............. 16,755 16,759
Sumitomo Mitsui Trust Bank Ltd.
4.80% (SOFR+115bps), 9/14/26(a)(b) .................................... 3,835 3,836
4.40% (SOFR+75bps), 9/11/28(a)(b) ..................................... 14,400 14,445
The Bank of Nova Scotia
4.41% (SOFR+76bps), 9/15/28, Callable 9/15/27 @ 100(b) ..................... 28,520 28,574
4.56% (SOFR+89bps), 2/14/29, Callable 2/14/28 @ 100(b) ..................... 14,460 14,508
The Toronto-Dominion Bank
4.24% (SOFR+59bps), 9/10/26(b) ....................................... 11,667 11,668
4.24% (SOFR+58bps), 1/13/28(b) ....................................... 12,430 12,447
4.49% (SOFR+82bps), 1/31/28(b) ....................................... 5,985 6,015
4.59% (SOFR+91bps), 6/2/28(b) ........................................ 11,850 11,913
4.41% (SOFR+75bps), 10/13/28(b) ...................................... 8,070 8,087
832,256
Industrials (0.1%):
Element Fleet Management Corp., 5.64%, 3/13/27, Callable 2/13/27 @ 100(a) ........... 5,703 5,728
Materials (0.2%):
Rio Tinto Finance USA PLC, 4.49% (SOFRINDX+84bps), 3/14/28(b) ................. 12,350 12,425
Utilities (0.1%):
EDP Finance BV, 1.71%, 1/24/28(a) ......................................... 7,521 7,209
ENEL Finance International NV, 3.50%, 4/6/28(a) ............................... 5,000 4,902
12,111
Total Yankee Dollars (Cost $909,193)
a
a
a
911,243
U.S. Government Agency Mortgages (2.9%)
Federal Home Loan Mortgage Corporation
3.50%, 7/1/51 - 5/1/56 ............................................... 10,350 9,185
6.00%, 8/1/53 - 9/1/54 ............................................... 11,678 11,910
6.50%, 7/1/54 - 12/1/55 .............................................. 35,475 36,937
58,032
Federal National Mortgage Association
6.26% (H15T1Y+213bps), 9/1/32(b) ..................................... 1 1
3.00%, 3/1/47 ..................................................... 1,551 1,385
6.02% (RFUCCT1Y+167bps), 1/1/48(b) .................................. 3 3
3.50%, 4/1/52 - 5/1/56 ............................................... 3,755 3,333
6.00%, 5/1/53 - 10/1/54 .............................................. 14,035 14,195
6.50%, 12/1/53 - 6/1/54 .............................................. 29,921 30,933
5.50%, 10/1/54 .................................................... 4,818 4,772
54,622
Federal National Mortgage Association, TBA
5.50%, 9/25/41 - 9/25/56 ............................................. 43,000 42,876
3.00%, 9/25/56 .................................................... 18,000 15,337
3.50%, 9/25/56 .................................................... 4,700 4,167
5.00%, 9/25/56 .................................................... 26,000 25,078
87,458

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Government National Mortgage Association
6.00%, 9/20/56 .................................................... $ 15,000 $ 15,208
Government National Mortgage Association, TBA
6.50%, 9/20/56 .................................................... 11,000 11,336
Total U.S. Government Agency Mortgages (Cost $227,494)
a
a
a
226,656
Commercial Paper (10.0%)
Consumer Discretionary (1.4%):
Alimentation Couche-Tard, Inc., 3.84%, 9/3/26(a)(n) ............................. 38,000 37,988
AutoZone, Inc.
3.78%, 9/1/26(a)(n) ................................................. 25,000 24,997
3.79%, 9/2/26(a)(n) ................................................. 15,000 14,997
O'Reilly Automotive, Inc., 3.83%, 9/1/26(a)(n) .................................. 33,000 32,997
110,979
Energy (0.9%):
BP Capital Markets PLC, 3.68%, 9/1/26(a)(n) ................................... 40,000 39,996
Enterprise Products Operating LLC, 9/8/26(a) .................................. 34,250 34,224
74,220
Financials (2.2%):
DCAT LLC, 3.72%, 9/8/26(a)(n) ............................................ 40,000 39,967
Eaton Capital ULC, 3.86%, 9/9/26(a)(n) ....................................... 40,000 39,961
Enbridge U.S., Inc., 3.84%, 9/4/26(a)(n) ....................................... 20,000 19,992
Prudential Funding LLC, 3.65%, 9/2/26(a)(n) ................................... 35,000 34,993
S&P Global, Inc.
3.84%, 9/2/26(a)(n) ................................................. 18,000 17,996
3.86%, 9/9/26(a)(n) ................................................. 22,000 21,979
174,888
Health Care (1.2%):
Boston Scientific Corp.
3.84%, 9/3/26(a)(n) ................................................. 20,000 19,993
3.86%, 9/9/26(a)(n) ................................................. 20,000 19,981
HCA, Inc.
4.06%, 9/1/26(a)(n) ................................................. 9,000 8,999
4.16%, 9/9/26(a)(n) ................................................. 5,900 5,894
Medtronic Global Holdings SCA
3.77%, 9/1/26(a)(n) ................................................. 15,000 14,998
3.78%, 9/2/26(a)(n) ................................................. 25,000 24,995
94,860
Industrials (0.9%):
Carrier Global Corp., 3.86%, 9/8/26(a)(n) ..................................... 38,000 37,968
Fiserv, Inc.
3.85%, 9/1/26(a)(n) ................................................. 22,800 22,798
3.86%, 9/2/26(a)(n) ................................................. 7,200 7,198
67,964
Information Technology (0.3%):
Amphenol Corp., 3.64%, 9/2/26(a)(n) ........................................ 25,000 24,995
Real Estate (0.6%):
Realty Income Corp., 3.83%, 9/1/26(a)(n) ..................................... 33,800 33,796
UDR, Inc., 3.86%, 9/9/26(a)(n) ............................................. 13,499 13,486
47,282
Utilities (2.5%):
American Electric Power Co., Inc., 3.83%, 9/1/26(a)(n) ............................ 38,000 37,996
CenterPoint Energy Resources Corp., 3.80%, 9/3/26(a)(n) .......................... 38,500 38,488
Dominion Resources, Inc., 3.85%, 9/11/26(a)(n) ................................. 29,000 28,966
Duke Energy Corp., 3.77%, 9/10/26(a)(n) ..................................... 36,000 35,962
NGPL PipeCo LLC, 4.11%, 9/1/26(a)(n) ...................................... 12,000 11,998

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of August 31, 2026, the fair value of these securities was
$5,187,041 (thousands) and amounted to 66.0% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of August 31, 2026.
(c) Currently the issuer is in default with respect to interest and/or principal payments.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at August 31, 2026.
(e) Rounds to less than $1 thousand.
(f) Zero-coupon bond.
(g) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.1% of net assets as of August 31, 2026. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial
Statements)
(h) Security is interest only.
(i) Amount represents less than 0.05% of net assets.
(j) The following table details the earliest acquisition date, cost, and market value of the Fund's restricted securities due to trading restrictions at August 31,
2026 (amounts in thousands):
(k) Non-income producing security.
(l) Issued as preference shares.
(m) Issued as participation notes.
(n) Rate represents the effective yield at August 31, 2026.
Security Description
Principal Amount
(000)
a
Value
(000)
WEC Energy Group, Inc., 3.84%, 9/2/26(a)(n) .................................. $ 39,250 $ 39,242
192,652
Total Commercial Paper (Cost $787,919)
a
a
a
787,840
Repurchase Agreements (3.8%)
Bank of America Corp., 3.66%, purchased on 8/31/26, with a maturity date of 9/1/26, with a repurchase value of $10,001 (collateralized by U.S. Treasury Bills, Notes, and Bonds, 0.00%-
4.63%, due 11/15/26-2/15/55, with an aggregate value of $10,200) .................... 10,000 10,000
Bank of Nova Scotia, 3.67%, purchased on 8/31/26, with a maturity date of 9/1/26, with a repurchase value of $56,246 (collateralized by U.S. Treasury Bonds and FHLMC Securities,
4.13%-7.00%, due 8/15/44-2/1/56, with an aggregate value of $57,371) ................ 56,240 56,240
RBC Dominion Securities, Inc., 3.67%, purchased on 8/31/26, with a maturity date of 9/1/26, with a repurchase value of $106,251 (collateralized by U.S. Treasury Bills, Notes, Bonds, and
FHLMC Securities, 0.00%-6.63%, due 9/3/26-5/1/56, with an aggregate value of $108,376) . 106,240 106,240
Toronto Dominion Bank, 3.67%, purchased on 8/31/26, with a maturity date of 9/1/26, with a repurchase value of $38,124 (collateralized by U.S. Treasury Notes, 1.88%-4.63%, due
11/15/26-2/28/29, with an aggregate value of $38,882) ............................ 38,120 38,120
Toronto Dominion Bank, 3.68%, purchased on 8/31/26, with a maturity date of 9/1/26, with a repurchase value of $88,129 (collateralized by GNMA Securities, 2.00%-6.50%, due 9/20/50-
8/20/56, with an aggregate value of $89,882) ................................... 88,120 88,120
Total Repurchase Agreements (Cost $298,720)
a
a
a
298,720
Total Investments (Cost $8,043,001) — 101.7% 7,995,291
Liabilities in excess of other assets —  (1.7)% (136,264)
NET ASSETS — 100.00% $ 7,859,027
At August 31, 2026, the Fund's investments in foreign securities were 22.3% of net assets.
Security Name Acquisition Date Cost Value
Alturas Re, 2021-3 .................................................. 7/1/21 $ 200 $ 24
Alturas Re, 2022-3 .................................................. 1/6/22 — —
Gleneagles Re, 2022 ................................................. 1/18/22 1,157 —
Integrity Re, 2022-1 A ............................................... 5/9/22 982 688
Thopas Re, 2022 ................................................... 2/7/22 — 18
Torrey Pines Re, 2024-1 A ............................................ 5/17/24 500 514
Torrey Pines Re, 2024-1 B ............................................ 5/17/24 250 257
Total (0.0% of net assets) $3,089 $1,501
ABS
—
Asset-Backed Securities

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
FHMMUSTF
—
Federated Hermes U.S. Treasury Cash Reserves Fund Yield
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of August 31, 2026.
JMMMUSTF
—
JPMorgan 100% U.S. Treasury Securities Money Market Fund Yield
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN—Medium Term Note
PLC
—
Public Limited Company
PRIME
—
US Prime rate, rate disclosed as of August 31, 2026.
REMIC
—
Real Estate Mortgage Investment Conduits
RFUCCT1Y
—
Refinitiv USD Interbank Offered Rate Customer Cash Fallbacks Term 1 Year, rate disclosed as of August 31, 2026
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of August 31, 2026.
SOFR01M
—
1 Month SOFR, rate disclosed as of August 31, 2026.
SOFR03M
—
3 Month SOFR, rate disclosed as of August 31, 2026.
SOFR06M
—
6 Month SOFR, rate disclosed as of August 31, 2026.
SOFR30A
—
30 day average of SOFR, rate disclosed as of August 31, 2026.
STACR
—
Structured Agency Credit Risk
STRIPS
—
Separately Trading Registered Interest and Principal Securities
TBA
—
To Be Announced Securities
TSFR1M
—
1 Month Term SOFR, rate disclosed as of August 31, 2026.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of August 31, 2026.
ULC
—
Unlimited Liability Co.
US0001M
—
1 Month U.S. Dollar London Interbank Offered Rate, rate disclosed as of August 31, 2026, based on the last reset date of the security.
TBA Sales Commitments
Security Description
Principal Amount
(000)
Value
(000)
TBA Sales Commitments - (1.20%)
Collateralized Mortgage Obligations —  (1.20%)
Federal National Mortgage Association
6.50% , 9/25/56 .................................................... $ (35,000) $ (36,064)
Government National Mortgage Association
6.00% , 10/25/56 ................................................... (26,400) (26,646)
6.50% , 10/25/56 ................................................... (33,600) (34,563)
Total TBA Sales Commitments (Proceeds  $97,553) $(97,273)
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
2-Year U.S. Treasury Note Futures ........... 750 12/31/26 $ 154,227 $ 153,926 $ (301)
Total unrealized appreciation $ —
Total unrealized depreciation (301)
Total net unrealized appreciation (depreciation) $ (301)

Statement of Assets and Liabilities
August 31, 2026

See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands, Except Per Share Amounts)
Victory Pioneer
Multi-Asset
Ultrashort Income
Fund
Assets:
Investments, at value (Cost $8,043,001) $ 7,995,291
Cash 12,784
TBA sales commitments collateral 53
Due from broker 900
Receivables:
Dividends and interest 32,689
Capital shares issued 14,666
Investments sold 163,368
From Adviser 183
Prepaid expenses 106
Total Assets 8,220,040
Liabilities:
Payables:
Distributions 1,307
Investments purchased 229,515
Capital shares redeemed 29,091
Variation margin on open futures contracts 6
TBA sales commitments, at value (Proceeds $97,553) 97,273
Accrued expenses and other payables:
Investment advisory fees 1,905
Administration fees 285
Custodian fees 55
Transfer agent fees 46
Sub-Transfer agent fees 790
Trustees' fees 50
12b-1 fees 312
Other accrued expenses 378
Total Liabilities 361,013
Commitments and contingencies (Note 5 )
Net Assets:
Capital 8,210,013
Total accumulated earnings (loss) (350,986)
Net Assets $ 7,859,027
Net Assets:
Class A $ 3,464,751
Class C 40,016
Class R6 537,786
Class Y 3,816,474
Total $ 7,859,027
Shares (unlimited number of shares authorized with no par value):
Class A 361,725
Class C 4,174
Class R6 55,985
Class Y 397,789
Total 819,673
Net asset value, offering and redemption price per share:(a)
Class A $ 9.58
Class C(b) 9.59
Class R6 9.61
Class Y 9.59
(a) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(b) Redemption price per share varies by length of time shares are held.

Statement of Operations
Five Months Ended August 31, 2026

See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands)
Victory Pioneer Multi-Asset Ultrashort
Income Fund
Five Months
Ended
August 31, 2026(a)
Year
Ended
March 31, 2026
Investment Income:
Dividends $ 134 $ 2,551
Interest 157,863 414,229
Total Income 157,997 416,780
Expenses:
Investment advisory fees 9,454 22,643
Administration fees 1,423 3,495
Sub-Administration fees 14 1
12b-1 fees — Class A 2,920 6,534
12b-1 fees — Class C 86 123
Custodian fees 157 103
Transfer agent fees — Class A 24 41
Transfer agent fees — Class C 1 1
Transfer agent fees — Class R6 1 1
Transfer agent fees — Class Y 35 131
Sub-Transfer agent fees — Class A 415 1,092
Sub-Transfer agent fees — Class C 6 139
Sub-Transfer agent fees — Class Y 1,507 3,987
Trustees' fees 125 325
Legal and audit fees 239 384
State registration and filing fees 174 528
Other expenses 264 256
Total Expenses 16,845 39,784
Less fees paid indirectly — (69)
Expenses waived/reimbursed by Adviser (356) (517)
Net Expenses 16,489 39,198
Net Investment Income (Loss) 141,508 377,582
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (1,146) (19,574)
Net realized gains (losses) from TBA sales commitments (201) —
Net realized gains (losses) from futures contracts (671) (669)
Net change in unrealized appreciation/depreciation on investment securities (11,481) (23,135)
Net change in unrealized appreciation/depreciation on TBA sales commitments (51) 510
Net change in unrealized appreciation/depreciation on futures contracts (908) 1,038
Net realized/unrealized gains (losses) on investments (14,458) (41,830)
Change in net assets resulting from operations $ 127,050 $ 335,752
(a) Effective August 31, 2026, the Fund’s fiscal year-end changed from March 31 to August 31.

(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
See notes to financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund
Five Months
Ended
August 31,
2026(a)
Year
Ended
March 31, 2026
Year
Ended
March 31, 2025*
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 141,508 $ 377,582 $ 360,225
Net realized gains (losses) (2,018) (20,243) (1,212)
Net change in unrealized appreciation/depreciation (12,440) (21,587) 2,404
Change in net assets resulting from operations 127,050 335,752 361,417
Distributions to Shareholders:
Class A (61,723) (153,247) (114,320)
Class C (677) (2,179) (2,970)
Class C2 — — (409)
Class R6 (9,928) (27,479) (31,380)
Class Y (70,425) (197,379) (209,740)
Change in net assets resulting from distributions to shareholders (142,753) (380,284) (358,819)
Change in net assets resulting from capital transactions (207,336) 328,550 2,506,877
Change in net assets (223,039) 284,018 2,509,475
Net Assets:
Beginning of period 8,082,066 7,798,048 5,288,573
End of period $ 7,859,027 $ 8,082,066 $ 7,798,048
* Pioneer Multi-Asset Ultrashort Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class C2, Class K, and Class Y shares of the Predecessor Fund received Class A, Class C, Class C, Class R6, and Class Y shares of the Fund, respectively.
(a) Effective August 31, 2026, the Fund’s fiscal year-end changed from March 31 to August 31.

(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund
Five Months
Ended
August 31,
2026(a)
Year
Ended
March 31, 2026
Year
Ended
March 31, 2025*
Capital Transactions:
Class A
Proceeds from shares issued $ 747,974 $ 2,494,549 $ 2,678,505
Distributions reinvested 61,135 151,320 112,986
Cost of shares redeemed (895,218) (2,090,407) (1,265,054)
Total Class A $ (86,109) $ 555,462 $ 1,526,437
Class C
Proceeds from shares issued $ 1,347 $ 57,368 $ 14,168
Distributions reinvested 588 1,931 2,970
Cost of shares redeemed (4,312) (74,839) (24,276)
Total Class C $ (2,377) $ (15,540) $ (7,138)
Class C2
Proceeds from shares issued $ — $ — $ 4,115
Distributions reinvested — — 23
Cost of shares redeemed — — (5,799)
Total Class C2 $ — $ — $ (1,661)
Class R6
Proceeds from shares issued $ 14,357 $ 45,957 $ 122,112
Distributions reinvested 9,928 27,471 31,380
Cost of shares redeemed (8,333) (100,404) (95,342)
Total Class R6 $ 15,952 $ (26,976) $ 58,150
Class Y
Proceeds from shares issued $ 734,146 $ 2,198,908 $ 2,884,227
Distributions reinvested 64,747 179,783 188,640
Cost of shares redeemed (933,695) (2,563,087) (2,141,778)
Total Class Y $ (134,802) $ (184,396) $ 931,089
Change in net assets resulting from capital transactions $ (207,336) $ 328,550 $ 2,506,877
Share Transactions:
Class A
Issued 77,954 259,015 277,427
Reinvested 6,374 15,714 11,704
Redeemed (93,296) (217,108) (131,049)
Total Class A (8,968) 57,621 158,082
Class C
Issued 140 5,940 1,465
Reinvested 61 200 308
Redeemed (448) (7,752) (2,512)
Total Class C (247) (1,612) (739)
Class C2
Issued — — 426
Reinvested — — 2
Redeemed — — (601)
Total Class C2 — — (173)
Class R6
Issued 1,492 4,760 12,588
Reinvested 1,032 2,844 3,260
Redeemed (866) (10,405) (9,849)
Total Class R6 1,658 (2,801) 5,999
Class Y
Issued 76,384 227,951 298,228
Reinvested 6,737 18,642 19,501
Redeemed (97,139) (265,725) (221,419)
Total Class Y (14,018) (19,132) 96,310
Change in Shares (21,575) 34,076 259,479
* Pioneer Multi-Asset Ultrashort Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class C2, Class K, and Class Y shares of the Predecessor Fund received Class A, Class C, Class C, Class R6, and Class Y shares of the Fund, respectively.
(a) Effective August 31, 2026, the Fund’s fiscal year-end changed from March 31 to August 31.

Victory Portfolios IV
Financial Highlights
For a Share Outstanding Throughout Each Period
38
See notes to financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund
Class A*
Five Months
Ended
August 31,
2026(a)
Year
Ended
March 31,
2026
Year
Ended
March 31,
2025
Year
Ended
March 31,
2024
Year
Ended
March 31,
2023
Year
Ended
March 31,
2022
Net Asset Value, Beginning of Period $9.60 $9.65 $9.64 $9.53 $9.61 $9.71
Investment Activities:
Net investment income (loss)(b) 0.17 0.45 0.53 0.57 0.31 0.09
Net realized and unrealized gains (losses) (0.02) (0.05) 0.02 0.12 (0.06) (0.07)
Total from Investment Activities 0.15 0.40 0.55 0.69 0.25 0.02
Distributions to Shareholders from:
Net investment income (0.17) (0.45) (0.54) (0.57) (0.33) (0.12)
Return of capital — — — (0.01) — —
Total Distributions (0.17) (0.45) (0.54) (0.58) (0.33) (0.12)
Net Asset Value, End of Period $9.58 $9.60 $9.65 $9.64 $9.53 $9.61
Total Return(c)(d) 1.57% 4.25% 5.85% 7.45% 2.62% 0.16%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.58% 0.58%(g) 0.58% 0.60% 0.60% 0.59%
Net Investment Income (Loss)(e)(h) 4.20% 4.65% 5.54% 5.96% 3.21% 0.96%
Gross Expenses(e)(f) 0.59% 0.58%(g) 0.58% 0.60% 0.60% 0.59%
Supplemental Data:
Net Assets at end of period (000's) $3,464,751 $3,557,724 $3,021,146 $1,494,536 $1,126,767 $1,824,401
Portfolio Turnover(c)(i) 16% 54% 53% 57% 34% 52%
* Pioneer Multi-Asset Ultrashort Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The
Predecessor Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class C2, Class K, and Class Y shares of the
Predecessor Fund received Class A, Class C, Class C, Class R6, and Class Y shares of the Fund, respectively.
(a) Effective August 31, 2026, the Fund’s fiscal year-end changed from March 31 to August 31.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(h) Ratios do not reflect the proportionate share of expenses and income in the underlying funds in which the Fund invests, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios IV
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund
Class C*
Five Months
Ended
August 31,
2026(a)
Year
Ended
March 31,
2026
Year
Ended
March 31,
2025
Year
Ended
March 31,
2024
Year
Ended
March 31,
2023
Year
Ended
March 31,
2022
Net Asset Value, Beginning of Period $9.61 $9.66 $9.65 $9.53 $9.62 $9.72
Investment Activities:
Net investment income (loss)(b) 0.16 0.43 0.52 0.54 0.27 0.07
Net realized and unrealized gains (losses) (0.02) (0.06) — 0.13 (0.06) (0.08)
Total from Investment Activities 0.14 0.37 0.52 0.67 0.21 (0.01)
Distributions to Shareholders from:
Net investment income (0.16) (0.42) (0.51) (0.54) (0.30) (0.09)
Return of capital — — — (0.01) — —
Total Distributions (0.16) (0.42) (0.51) (0.55) (0.30) (0.09)
Net Asset Value, End of Period $9.59 $9.61 $9.66 $9.65 $9.53 $9.62
Total Return(c)(d) 1.45% 3.93% 5.53% 7.24% 2.21% (0.14)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.88% 0.88%(g) 0.88% 0.89% 0.91% 0.88%
Net Investment Income (Loss)(e)(h) 3.89% 4.42% 5.34% 5.65% 2.85% 0.69%
Gross Expenses(e)(f) 0.95% 0.89%(g) 0.88% 0.89% 0.91% 0.88%
Supplemental Data:
Net Assets at end of period (000's) $40,016 $42,475 $5,917 $7,571 $8,463 $15,861
Portfolio Turnover(c)(i) 16% 54% 53% 57% 34% 52%
* Pioneer Multi-Asset Ultrashort Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The
Predecessor Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class C2, Class K, and Class Y shares of the
Predecessor Fund received Class A, Class C, Class C, Class R6, and Class Y shares of the Fund, respectively.
(a) Effective August 31, 2026, the Fund’s fiscal year-end changed from March 31 to August 31.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(h) Ratios do not reflect the proportionate share of expenses and income in the underlying funds in which the Fund invests, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios IV
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
40
See notes to financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund
Class R6*
Five Months
Ended
August 31,
2026(a)
Year
Ended
March 31,
2026
Year
Ended
March 31,
2025
Year
Ended
March 31,
2024
Year
Ended
March 31,
2023
Year
Ended
March 31,
2022
Net Asset Value, Beginning of Period $9.63 $9.68 $9.67 $9.56 $9.64 $9.74
Investment Activities:
Net investment income (loss)(b) 0.18 0.47 0.57 0.60 0.35 0.12
Net realized and unrealized gains (losses) (0.02) (0.05) — 0.12 (0.08) (0.08)
Total from Investment Activities 0.16 0.42 0.57 0.72 0.27 0.04
Distributions to Shareholders from:
Net investment income (0.18) (0.47) (0.56) (0.60) (0.35) (0.14)
Return of capital — — — (0.01) — —
Total Distributions (0.18) (0.47) (0.56) (0.61) (0.35) (0.14)
Net Asset Value, End of Period $9.61 $9.63 $9.68 $9.67 $9.56 $9.64
Total Return(c)(d) 1.78% 4.38% 6.09% 7.70% 2.86% 0.39%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.35% 0.35%(g) 0.35% 0.37% 0.38% 0.36%
Net Investment Income (Loss)(e)(h) 4.41% 4.90% 5.85% 6.19% 3.71% 1.20%
Gross Expenses(e)(f) 0.36% 0.35%(g) 0.35% 0.37% 0.38% 0.36%
Supplemental Data:
Net Assets at end of period (000's) $537,786 $522,936 $552,952 $494,518 $465,248 $382,288
Portfolio Turnover(c)(i) 16% 54% 53% 57% 34% 52%
* Pioneer Multi-Asset Ultrashort Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The
Predecessor Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class C2, Class K, and Class Y shares of the
Predecessor Fund received Class A, Class C, Class C, Class R6, and Class Y shares of the Fund, respectively.
(a) Effective August 31, 2026, the Fund’s fiscal year-end changed from March 31 to August 31.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(h) Ratios do not reflect the proportionate share of expenses and income in the underlying funds in which the Fund invests, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios IV
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund
Class Y*
Five Months
Ended
August 31,
2026(a)
Year
Ended
March 31,
2026
Year
Ended
March 31,
2025
Year
Ended
March 31,
2024
Year
Ended
March 31,
2023
Year
Ended
March 31,
2022
Net Asset Value, Beginning of Period $9.61 $9.67 $9.66 $9.54 $9.63 $9.73
Investment Activities:
Net investment income (loss)(b) 0.17 0.46 0.55 0.59 0.34 0.11
Net realized and unrealized gains (losses) (0.01) (0.05) 0.02 0.13 (0.09) (0.08)
Total from Investment Activities 0.16 0.41 0.57 0.72 0.25 0.03
Distributions to Shareholders from:
Net investment income (0.18) (0.47) (0.56) (0.59) (0.34) (0.13)
Return of capital — — — (0.01) — —
Total Distributions (0.18) (0.47) (0.56) (0.60) (0.34) (0.13)
Net Asset Value, End of Period $9.59 $9.61 $9.67 $9.66 $9.54 $9.63
Total Return(c)(d) 1.63% 4.28% 6.00% 7.73% 2.67% 0.30%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.44% 0.44%(g) 0.44% 0.46% 0.45% 0.44%
Net Investment Income (Loss)(e)(h) 4.33% 4.81% 5.74% 6.11% 3.53% 1.12%
Gross Expenses(e)(f) 0.45% 0.45%(g) 0.44% 0.46% 0.45% 0.44%
Supplemental Data:
Net Assets at end of period (000's) $3,816,474 $3,958,931 $4,165,683 $3,232,507 $2,659,258 $2,725,842
Portfolio Turnover(c)(i) 16% 54% 53% 57% 34% 52%
* Pioneer Multi-Asset Ultrashort Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The
Predecessor Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class C2, Class K, and Class Y shares of the
Predecessor Fund received Class A, Class C, Class C, Class R6, and Class Y shares of the Fund, respectively.
(a) Effective August 31, 2026, the Fund’s fiscal year-end changed from March 31 to August 31.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(h) Ratios do not reflect the proportionate share of expenses and income in the underlying funds in which the Fund invests, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
August 31, 2026
Victory Portfolios IV
42
1. Organization:
Victory Portfolios IV (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 26 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”). The Fund is classified as diversified under the 1940 Act.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.  Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
On July 14, 2026, the Board of Trustees (the "Board") approved the fiscal year-end change for the Fund from March 31 to August 31. The first full cycle of the new fiscal year-end reporting will begin September 1, 2026. As a result of the change, the Fund has an August 31, 2026, fiscal five-month transition period, the results of which are reported in this Annual Report for the period ended August 31, 2026.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing mean, if available, or otherwise at the bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Investments in open-end investment companies are valued at their net asset value (“NAV”). These valuations are typically categorized as Level
1 in the fair value hierarchy.
Loan interests are valued at the mean between the last available bid and ask prices from one or more brokers or dealers as obtained from an independent third party pricing service. If price information is not available, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited. These valuations are typically categorized as Level 2 in the fair value hierarchy.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Pioneer Multi-Asset Ultrashort Income Fund Multi-Asset Ultrashort Income Fund Class A, Class C, Class R6, and
Class Y

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
43
Event-linked bonds are valued at the bid price obtained from an independent third-party pricing service. Other insurance-linked securities
(including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance valuation models, or other fair value methods or techniques to provide an estimated value of the instrument. Event-linked bond valuations are typically categorized as Level 2 in the fair value hierarchy.
Other insurance-linked valuations are typically categorized as Level 3 in the fair value hierarchy.
Repurchase agreements are valued at cost, which approximates market value.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
A summary of the valuations as of August 31, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of August 31, 2026, there were no significant transfers into or out of Level 3.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Repurchase Agreements:
The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master
Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to at least 102% of principal including accrued interest and are held by the Fund, either through its regular custodian or through a special
“tri-party” custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master
Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the
Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund’s Adviser monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.
Investments in repurchase agreements as presented on the Schedule of Portfolio Investments are not net settlement amounts but gross. At August
31, 2026, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Schedule of Portfolio Investments.
Level 1 Level 2 Level 3 Total
Multi-Asset Ultrashort Income Fund
Asset-Backed Securities ......................................... $ — $ 1,482,742 $ 5,172 $ 1,487,914
Collateralized Loan Obligations ................................... — 1,296,436 — 1,296,436
Collateralized Mortgage Obligations ................................ — 1,157,060 610 1,157,670
Senior Secured Loans ........................................... — 138,981 — 138,981
Corporate Bonds .............................................. — 1,687,192 1,138 1,688,330
Insurance-Linked Securities ...................................... — 1,459 42 1,501
Yankee Dollars ............................................... — 911,243 — 911,243
U.S. Government Agency Mortgages ................................ — 226,656 — 226,656
Commercial Paper ............................................. — 787,840 — 787,840
Repurchase Agreements ......................................... — 298,720 — 298,720
Total ....................................................... $ — $ 7,988,329 $ 6,962 $ 7,995,291
Liabilities:
TBA Sales Commitments ........................................ $ — $ (97,273) $ — $ (97,273)
Total ....................................................... $ — $ (97,273) $ — $ (97,273)
Other Financial Investments:*
Liabilities:
Futures Contracts .............................................. (301) — — (301)
Total ....................................................... $ (301) $ — $ — $ (301)

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
44
Insurance-Linked Securities ("ILS"):
The Fund invests in ILS. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as defined within the terms of an insurance-
linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a specific size or magnitude that occur in a designated geographic region during a specified time period, and/or that involve losses or other metrics that exceed a specific amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry significant risk. The Fund is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude specified by the instrument.
In addition to the specified trigger events, ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Fund’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to specific risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
Where the ILS are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Fund’s structured reinsurance investments, and therefore the
Fund’s assets are placed at greater risk of loss than if the Adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Fund. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset, the Fund may be forced to sell at a loss.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage
Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the
Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie
Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
TBAs :
The Fund may enter into to-be-announced (TBA) purchases or sales commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the
Fund are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the Fund maintains an entitlement to the security to be sold.
To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated
TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. The cash collateral held by the
Fund is reflected on the Statement of Assets and Liabilities under TBA sales commitments collateral.
Loans:
Floating rate loans in which the Fund invests are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
45
present significant credit risk. A significant portion of the Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid.
See note regarding below-investment-grade securities. The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days after the trade date. Securities that require more than 35 days to settle are considered senior securities and subject to Rule 18f-4. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place.  If the Fund owns delayed-
delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statement of Assets and Liabilities.
Unfunded Loan Commitments:
The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. A fee is earned by the Fund on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities.
As of August 31, 2026, the Fund had no unfunded loan commitments outstanding.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Futures contracts collateral.
Management has determined that no offsetting requirements exist as a result of its conclusion that the Fund is not subject to master netting agreements for futures contracts. During the five months ended August 31, 2026, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the five months ended August 31, 2026 (amounts in thousands):
Liabilities
Futures
contracts*
Interest Rate Risk Exposure:
Multi-Asset Ultrashort Income Fund ...................................................................... $ 301

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
46
All open derivative positions at year end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at year end is representative of the notional amount of open positions to net assets throughout the year.
Average Quarterly Balances of Outstanding Derivative Financial Instruments:
The following table summarizes the volume of derivative instruments activity for the five months ended August 31, 2026, categorized by derivative instrument type (amounts in thousands):
Investment Transactions and Related Income:
Investment transactions are recorded on trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period.  Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Interest income is accrued daily and recorded using the effective interest method, which includes the amortization of premiums and accretion of discounts on debt securities. Paydown gains or losses on applicable securities, if any, are recorded as components of
Interest income on the Statement of Operations.
The Fund may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statement of Operations.
Withholding taxes on foreign dividends, interest, and capital gains have been provided for in accordance with the applicable tax rules and rates of each respective country.
Securities Lending:
Effective May 8, 2026, the Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans with collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Fund’s Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral, and therefore it is not disclosed on the Fund’s Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations.
Loans are terminable upon demand, and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of August 31, 2026, the Fund did not have any securities on loan.
Net realized gains
(losses) from
futures contracts
Net change
in unrealized
appreciation/
depreciation on
futures contracts
Interest Rate Risk Exposure:
Multi-Asset Ultrashort Income Fund .................................................... $ (671) $ (90 9 )
Multi-Asset
Ultrashort Income
Fund
Futures contracts:
Average notional value of contracts — long .................................................................. $ 82,499
Average notional value of contracts — short .................................................................. $ (2,653)
a

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
47
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund had a tax year end of March 31, and effective August 31, 2026, the Fund changed its tax year end to August
31.
For the five months ended August 31, 2026, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which include the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition, TBA Securities, and all derivative contracts) for the five months ended August 31, 2026, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within their principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of August 31, 2026, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of the Fund. The rates at which the Adviser is paid by the Fund are included in the table below.
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Multi-Asset Ultrashort Income Fund .................................. $ 1,277,600 $ 1,140,096 $ 150,709 $ 115,707
Multi-Asset Ultrashort Income Fund
Ownership %
Victory Pioneer Solutions – Balanced Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
48
Amounts incurred and paid to VCM for the five months ended August 31, 2026, and the year ended March 31, 2026, are reflected on the
Statement of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of all Companies and Funds (as defined in the Administration and
Fund Accounting Agreement) together with all other registered investment companies for which VCM acts as administrator, and allocated to the
Fund on a pro rata basis calculated based on the Fund’s average daily net assets. The tiered rates at which VCM is paid by the Fund are shown in the table below:
Amounts incurred for the five months ended August 31, 2026, and the year ended March 31, 2026, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with the Chief
Compliance Officer, and the implementation of new reports required by new rules adopted by the SEC under the 1940 Act.
Transfer Agency Fees:
FIS Investor Services LLC serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of its reasonable out-of-pocket expenses incurred in providing these services. Total transfer agent fees incurred for the five months ended August 31, 2026, and the year ended March 31, 2026, are reflected on the Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders' accounts were maintained directly at the Fund’s transfer agent. Total sub-transfer agent fees incurred for the five months ended August 31, 2026, and the year ended March 31, 2026, are reflected on the Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as the distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Services Plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee for Class A and Class C, at an annual rate of up to 0.20% and 0.50%, respectively, of the average daily net assets. Amounts incurred and paid to the Distributor for the five months ended August 31, 2026, and the year ended March 31, 2026, are reflected on the Statement of Operations as 12b-1 fees.
Other Fees:
Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Total custodian fees incurred for the five months ended August 31, 2026, and the year ended March 31, 2026, are reflected on the Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of August 31, 2026, the expense limits (excluding voluntary waivers) were as follows:
Adviser Fee Tier Rates
Up to $1
billion
Over $1 billion - $5
billion
Over $5
billion - $7.5
billion
Over $7.5
billion
Multi-Asset Ultrashort Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%, plus 0.30%, plus 0.25%, plus 0.20%
Annual Charge
Up to $15
billion
Over $15 billion -
$30 billion
Over $30
billion - $85
billion
Over $85
billion
Multi-Asset Ultrashort Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . 0.08%, plus 0.05%, plus 0.04%, plus 0.03%

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
49
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to two years (twenty-four (24) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2026.
The dates in the table below represent the fiscal year-end in which the 24-month recoupment period expires. As of August 31, 2026,  these amounts are available to be repaid to the Adviser (amounts in thousands):
As of March 31, 2026, these amounts were available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Fund in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the five months ended August 31, 2026, and the year ended
March 31, 2026.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
6. Risks:
The following describes principal risks that you may assume as an investor in the Fund. The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Fund may be subject to other risks in addition to these identified risks.
Market Risk — The market prices of securities or other assets held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, political instability, recessions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment. If the market prices of the Fund’s securities and assets fall, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.
Duration Risk — Duration seeks to measure the price sensitivity of a fixed income security to changes in interest rates. The longer a portfolio’s duration, the more sensitive it will be to changes in interest rates. The Fund’s average portfolio maturity may be greater than the Fund’s average portfolio duration, and, accordingly, the Fund may be more sensitive to changes in yield or interest rates. A portfolio with negative duration may increase in value when interest rates rise, and generally incurs a loss when interest rates and yields fall. The assumptions that are made about a security’s features and options when calculating duration may prove to be incorrect. Duration is calculated by the Fund’s Adviser, is not an exact measurement and may not reliably predict the Fund’s or a particular security’s price sensitivity to changes in yield or interest rates. The Fund’s
Adviser may not be successful in its efforts to limit sensitivity to interest rate changes.
Interest Rate Risk — The market prices of the Fund's fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Duration is a measure of a fixed income security’s sensitivity to changes in interest rates. For example, if interest rates increase by 1%, the value of a fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities
(sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up or “widens,” the value of the security generally will go down. Rising interest rates can lead to increased default rates, as issuers of floating rate securities find themselves faced with higher payments. Unlike fixed rate securities, floating
In effect until April 1, 2028
Class A Class C Class R6 Class Y
Multi-Asset Ultrashort Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . 0.58% 0.88% 0.35% 0.44%
August 31,
2027
August 31,
2028 Total
Multi-Asset Ultrashort Income Fund ................................................... $ 2 $ 871 $ 873
March 31,
2028 Total
Multi-Asset Ultrashort Income Fund ............................................................... $ 517 $ 517

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
50
rate securities generally will not increase in value if interest rates decline. Changes in interest rates also will affect the amount of interest income the Fund earns on its floating rate investments.
Credit Risk — If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. The values of lower-quality debt securities tend to be particularly sensitive to these changes. Changes in actual or perceived creditworthiness may occur quickly. The values of securities also may decline for a number of other reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets. The Fund also could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
Mortgage- and Asset-Backed Securities Risk — The value of mortgage-related securities, including commercial mortgage-backed securities, collateralized mortgage-backed securities, credit risk transfer securities, and asset-backed securities, will be influenced by factors affecting the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. These securities are also subject to interest rate, prepayment and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments offered by non-governmental issuers and those that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the Fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss. For debt instruments secured by specific assets, those assets are often the sole source of principal and interest payments for the instrument. Should those assets underperform expectations or decline in value, the Fund could experience shortfalls in principal and interest.
7. Borrowing and Interfund Lending:
Line of Credit:
The Trust participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with Citibank, the Trust may borrow up to $250 million. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the period from September 1,
2025, through January 27, 2026, Citibank received an annual commitment fee of 0.20% for providing the Line of Credit. Effective January 28,
2026, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee changed to 0.275%. Additionally, the agreement was renewed again effective June 23, 2026, with a termination date of June 21, 2027, and the annual commitment fee remained unchanged at 0.275%. Each fund in the Trust paid a pro-rata portion of the commitment fees plus interest on amounts borrowed. Interest prior to renewal was based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.00%, plus 0.10% SOFR adjustment. Pursuant to the amendment on June 22, 2026, the interest is based on the one-month SOFR plus 1.25%, plus 0.10% SOFR adjustment. Interest charged to the
Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the five months ended August 31, 2026, and the year ended March 31,
2026.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the five months ended August 31, 2026, and the year ended March 31, 2026.
8. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders)
are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification, utilized earnings and profit distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes), such amounts are reclassified within the components

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
51
of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of August 31, 2026, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
As of August 31, 2026, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis net unrealized appreciation (depreciation) is attributable primarily to adjustments re-
lated to insurance-linked securities, interest on defaulted bonds, and the tax treatment of premium and amortization.
As of August 31, 2026, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of August 31, 2026, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
Five Months Ended August 31, 2026
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Multi-Asset Ultrashort Income Fund .......................................................... $ 142,753 $ 142,753
Year Ended March 31, 2026
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Multi-Asset Ultrashort Income Fund .......................................................... $ 380,284 $ 380,284
Year Ended March 31, 2025
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Multi-Asset Ultrashort Income Fund .......................................................... $ 358,819 $ 358,819
Undistributed
Ordinary
Income
Distributions
Payable
Accumulated
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Multi-Asset Ultrashort Income Fund .... $ 707 $ (1,307) $ (600) $ (298,176) $ (52,210) $ (350,986)
Short-Term
Amount
Long-Term
Amount Total
Multi-Asset Ultrashort Income Fund ........................................ $ (164,914) $ (133,262) $ (298,176)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Multi-Asset Ultrashort Income Fund ...................... $ 8,047,780 $ 14,383 $ (66,593) $ (52,210)

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
52
9. Segment Reporting:
The Adviser’s Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

53
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Victory Portfolios IV and the shareholders of Victory Pioneer Multi-Asset Ultrashort Income Fund
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Victory Pioneer Multi-Asset Ultrashort Income Fund (the “Fund”) (one
of the funds constituting Victory Portfolios IV), including the schedule of portfolio investments, as of August 31, 2026, the related statements of operations for the five month period ended August 31, 2026 and the year ended March 31, 2026, statements of changes in net assets for the five month period ended August 31, 2026 and each of the two years in the period ended March 31, 2026, financial highlights for the five month period ended August 31, 2026 and each of the three years in the period ended March 31, 2026, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, and the results of its operations for the five month period ended August 31,
2026 and the year ended March 31, 2026, the changes in its net assets for the five month period ended August 31, 2026 and each of the two years in the period ended March 31, 2026, and the financial highlights for the five month period ended August 31, 2026 and for each of the three years in the period ended March 31, 2026 in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the years ended March 31, 2023 and 2022 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated May 25, 2023.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 27, 2026
We have served as the auditor of one or more of the Victory Pioneer investment companies since 2024.

Supplemental Information
August 31, 2026
Victory Portfolios IV
54
(Unaudited)
Additional Federal Income Tax Information
For the Fund's five months ended August 31, 2026, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 539-3863
25671-10/26

August 31, 2026
Annual: Full Financials
Victory Pioneer Short Term Income Fund

Victory
Portfolios
IV
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 539-3863, and a Form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
22
Statement of Operations
23
Statements of Changes in Net Assets
24
Financial Highlights
26
Notes to Financial Statements (Form N-CSR Item 7) 30
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 41
Supplemental Information (Unaudited)
Additional Federal Income Tax Information

Schedule of Portfolio Investments
August 31, 2026
Victory Portfolios IV
Victory Pioneer Short Term Income Fund
2
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (32.7%)
ABS Auto (10.4%):
ACM Auto Trust , Series 2025-1A , Class A , 5 .38% , 6/20/29 , Callable 1/20/27 @ 100 (a) ..... $ 1 $ 1
Ally Bank Auto Credit-Linked Notes .........................................
Series 2024-A , Class D , 6 .32% , 5/17/32 , Callable 12/15/27 @ 100 (a) .............. 96 97
Series 2024-A , Class E , 7 .92% , 5/17/32 , Callable 12/15/27 @ 100 (a) .............. 80 82
Series 2025-A , Class E , 6 .07% , 6/15/33 , Callable 10/15/28 @ 100 (a) .............. 1,669 1,667
American Credit Acceptance Receivables Trust .................................
Series 2023-4 , Class E , 9 .79% , 8/12/31 , Callable 8/12/27 @ 100 (a) ............... 2,830 2,954
Series 2024-3 , Class D , 6 .04% , 7/12/30 , Callable 1/12/28 @ 100 (a) ............... 2,000 2,022
Series 2025-2 , Class D , 5 .50% , 8/12/31 , Callable 7/12/28 @ 100 (a) ............... 1,970 1,980
Arivo Acceptance Auto Loan Receivables Trust .................................
Series 2022-2A , Class C , 9 .84% , 3/15/29 , Callable 9/15/27 @ 100 (a) .............. 525 495
Series 2024-1A , Class B , 6 .87% , 6/17/30 , Callable 9/15/28 @ 100 (a) .............. 1,970 1,988
Series 2025-1A , Class D , 5 .82% , 1/15/32 , Callable 8/15/29 @ 100 (a) .............. 2,500 2,463
Avid Automobile Receivables Trust , Series 2021-1 , Class F , 5 .16% , 10/16/28 , Callable 9/15/26
@ 100 (a) ......................................................... 774 745
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2023-3A , Class D , 7 .32% , 2/20/28 (a) ................................ 1,790 1,797
Series 2023-4A , Class D , 7 .31% , 6/20/29 (a) ................................ 1,010 1,021
Bayview Opportunity Master Fund Trust VII , Series 2024-CAR1F , Class A , 6 .97% , 7/29/32 ,
Callable 12/28/26 @ 100 (a) ........................................... 128 128
Bayview Opportunity Master Fund VII .......................................
Series 2024-CAR1 , Class B , 4 .94% ( SOFR30A + 130 bps ) , 12/26/31 , Callable 5/25/27 @
100 (a) (b) ......................................................... 406 407
Series 2024-CAR1 , Class D , 5 .69% ( SOFR30A + 205 bps ) , 12/26/31 , Callable 5/25/27 @
100 (a) (b) ......................................................... 232 233
CarMax Select Receivables Trust ...........................................
Series 2026-A , Class C , 4 .43% , 5/17/32 , Callable 3/15/29 @ 100 ................. 2,420 2,373
Series 2026-B , Class D , 5 .80% , 10/15/32 , Callable 3/15/30 @ 100 ................ 2,020 2,032
Carvana Auto Receivables Trust ............................................
Series 2022-N1 , Class D , 4 .13% , 12/11/28 , Callable 2/10/28 @ 100 (a) ............. 67 67
Series 2023-N4 , Class C , 6 .59% , 2/11/30 , Callable 7/10/29 @ 100 (a) .............. 2,110 2,139
Drive Auto Receivables Trust , Series 2024-2 , Class D , 4 .94% , 5/17/32 , Callable 5/15/28 @ 100 1,830 1,833
Exeter Automobile Receivables Trust .........................................
Series 2022-1A , Class E , 5 .02% , 10/15/29 , Callable 5/15/27 @ 100 (a) ............. 4,060 4,049
Series 2022-3A , Class D , 6 .76% , 9/15/28 , Callable 11/15/27 @ 100 ............... 163 164
Series 2022-6A , Class E , 11 .61% , 6/17/30 , Callable 3/15/28 @ 100 (a) ............. 895 928
Series 2023-5A , Class D , 7 .13% , 2/15/30 , Callable 10/15/28 @ 100 ............... 1,100 1,122
Series 2024-4A , Class E , 7 .65% , 2/17/32 , Callable 2/15/29 @ 100 (a) .............. 1,520 1,570
Series 2024-5A , Class D , 5 .06% , 2/18/31 , Callable 6/15/29 @ 100 ................ 1,360 1,359
Exeter Select Automobile Receivables Trust , Series 2025-2 , Class D , 5 .34% , 1/15/32 , Callable
6/15/29 @ 100 ..................................................... 600 595
FCCU Auto Receivables Trust , Series 2025-1A , Class D , 6 .29% , 7/15/33 , Callable 12/15/28 @
100 (a) ........................................................... 2,360 2,388
FHF Issuer Trust .......................................................
Series 2023-2A , Class B , 7 .49% , 11/15/29 , Callable 12/15/27 @ 100 (a) ............ 1,662 1,686
Series 2023-2A , Class C , 7 .97% , 12/17/29 , Callable 12/15/27 @ 100 (a) ............ 388 396
Series 2024-1A , Class A2 , 5 .69% , 2/15/30 , Callable 3/15/28 @ 100 (a) ............. 397 399
Series 2024-3A , Class C , 5 .43% , 3/17/31 , Callable 8/15/28 @ 100 (a) .............. 2,272 2,180
Series 2024-3A , Class D , 6 .01% , 12/15/31 , Callable 8/15/28 @ 100 (a) ............. 1,290 1,218
Series 2026-2A , Class B , 5 .93% , 4/15/31 (a) ................................ 1,857 1,862
FHF Trust , Series 2023-1A , Class A2 , 6 .57% , 6/15/28 , Callable 10/15/26 @ 100 (a) ........ 1 1
Foursight Capital Automobile Receivables Trust , Series 2024-1 , Class D , 6 .83% , 3/15/30 ,
Callable 8/15/27 @ 100 (a) ............................................ 1,000 1,013
GLS Auto Receivables Issuer Trust ..........................................
Series 2023-1A , Class C , 6 .41% , 8/15/29 , Callable 8/15/28 @ 100 (a) .............. 1,089 1,106
Series 2023-1A , Class D , 7 .93% , 7/15/30 , Callable 8/15/28 @ 100 (a) .............. 1,000 1,041
Series 2023-1A , Class E , 11 .42% , 3/15/30 , Callable 3/15/28 @ 100 (a) ............. 710 752
Series 2024-2A , Class D , 6 .37% , 8/15/31 , Callable 12/15/28 @ 100 (a) ............. 2,300 2,357
Series 2024-3A , Class D , 5 .53% , 2/18/31 , Callable 3/15/29 @ 100 (a) .............. 2,670 2,685
Series 2025-2A , Class D , 5 .59% , 1/15/31 , Callable 8/15/29 @ 100 (a) .............. 790 792

Victory Portfolios IV
Victory Pioneer Short Term Income Fund
3
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
GLS Auto Select Receivables Trust ..........................................
Series 2023-2A , Class C , 7 .31% , 1/15/30 , Callable 12/15/28 @ 100 (a) ............. $ 1,429 $ 1,466
Series 2024-1A , Class D , 6 .43% , 1/15/31 , Callable 11/15/28 @ 100 (a) ............. 1,300 1,329
Series 2024-4A , Class D , 5 .28% , 10/15/31 , Callable 4/15/29 @ 100 (a) ............. 887 882
Huntington Bank Auto Credit-Linked Notes ....................................
Series 2024-1 , Class C , 6 .79% ( SOFR30A + 315 bps ) , 5/20/32 , Callable 11/20/27 @
100 (a) (b) ......................................................... 114 115
Series 2024-2 , Class C , 6 .24% ( SOFR30A + 260 bps ) , 10/20/32 , Callable 3/20/28 @
100 (a) (b) ......................................................... 281 282
Series 2025-2 , Class C , 5 .99% ( SOFR30A + 235 bps ) , 9/20/33 , Callable 4/20/29 @
100 (a) (b) ......................................................... 1,938 1,940
LAD Auto Receivables Trust , Series 2024-1A , Class D , 6 .15% , 6/16/31 , Callable 1/15/28 @
100 (a) ........................................................... 1,000 1,014
Lendbuzz Securitization Trust ..............................................
Series 2023-3A , Class A2 , 7 .50% , 12/15/28 , Callable 2/15/28 @ 100 (a) ............ 181 183
Series 2024-2A , Class B , 6 .52% , 7/16/29 , Callable 6/15/28 @ 100 (a) .............. 1,500 1,520
Series 2024-3A , Class B , 5 .03% , 11/15/30 , Callable 8/15/28 @ 100 (a) ............. 1,550 1,544
Merchants Fleet Funding LLC ..............................................
Series 2023-1A , Class E , 10 .80% , 5/20/36 , Callable 9/20/26 @ 100 (a) ............. 1,000 1,008
Series 2025-1A , Class D , 5 .76% , 1/20/39 , Callable 7/20/29 @ 100 (a) .............. 1,520 1,504
Prestige Auto Receivables Trust ............................................
Series 2023-1A , Class E , 9 .88% , 5/15/30 , Callable 12/15/27 @ 100 (a) ............. 2,500 2,513
Series 2023-2A , Class C , 7 .12% , 8/15/29 , Callable 3/15/28 @ 100 (a) .............. 998 1,000
Series 2024-1A , Class D , 6 .21% , 2/15/30 , Callable 6/15/28 @ 100 (a) .............. 1,967 1,975
Series 2024-2A , Class D , 5 .15% , 7/15/30 , Callable 9/15/28 @ 100 (a) .............. 970 957
Series 2025-1A , Class C , 5 .52% , 2/15/30 , Callable 10/15/28 @ 100 (a) ............. 2,580 2,584
SAFCO Auto Receivables Trust , Series 2024-1A , Class C , 6 .96% , 1/18/30 , Callable 7/18/27 @
100 (a) ........................................................... 151 151
Santander Bank Auto Credit-Linked Notes .....................................
Series 2023-B , Class E , 8 .41% , 12/15/33 , Callable 12/15/27 @ 100 (a) ............. 343 349
Series 2024-B , Class E , 6 .80% , 1/18/33 , Callable 1/15/29 @ 100 (a) ............... 570 576
Santander Drive Auto Receivables Trust .......................................
Series 2024-2 , Class D , 6 .28% , 8/15/31 , Callable 3/15/28 @ 100 ................. 1,120 1,142
Series 2024-4 , Class D , 5 .32% , 12/15/31 , Callable 6/15/28 @ 100 ................ 1,980 1,989
Tricolor Auto Securitization Trust ...........................................
Series 2022-1A , Class F , 9 .80% , 7/16/29 , Callable 9/15/26 @ 100 (a) (c) ............ 750 346
Series 2023-1A , Class D , 0 .00% , 7/15/27 , Callable 9/15/26 @ 100 (a) (c) ............ 606 470
Series 2024-1A , Class B , 0 .00% , 12/15/27 , Callable 11/15/26 @ 100 (a) (c) .......... 1,000 153
Series 2024-1A , Class D , 8 .61% , 4/17/28 , Callable 11/15/26 @ 100 (a) (c) ........... 3,755 989
Series 2024-2A , Class B , 6 .57% , 2/15/28 (a) (c) .............................. 1,000 663
Series 2024-2A , Class D , 7 .61% , 8/15/28 , Callable 6/15/28 @ 100 (a) (c) ............ 1,850 444
Series 2024-3A , Class D , 6 .34% , 4/16/29 , Callable 10/15/27 @ 100 (a) (c) ........... 3,000 330
Series 2025-1A , Class C , 0 .00% , 10/15/29 , Callable 5/15/28 @ 100 (a) (c) ........... 2,680 485
Series 2025-1A , Class D , 6 .84% , 4/15/31 , Callable 5/15/28 @ 100 (a) (c) ............ 892 84
U.S. Bank NA , Series 2023-1 , Class B , 6 .79% , 8/25/32 , Callable 10/25/26 @ 100 (a) ....... 19 19
United Auto Credit Securitization Trust , Series 2024-1 , Class D , 8 .30% , 11/12/29 , Callable
9/10/27 @ 100 (a) ................................................... 573 578
Veros Auto Receivables Trust ..............................................
Series 2024-1 , Class C , 7 .57% , 12/15/28 , Callable 8/15/27 @ 100 (a) .............. 2,620 2,656
Series 2024-1 , Class D , 9 .87% , 5/15/31 , Callable 8/15/27 @ 100 (a) ............... 1,000 1,040
Series 2025-1 , Class C , 6 .17% , 12/17/29 , Callable 1/15/28 @ 100 (a) .............. 2,320 2,341
VStrong Auto Receivables Trust , Series 2023-A , Class D , 9 .31% , 2/15/30 , Callable 3/15/29 @
100 (a) ........................................................... 550 582
Western Funding Auto Loan Trust , Series 2025-1 , Class C , 5 .34% , 11/15/35 (a) ........... 2,500 2,497
95,887
ABS Card (0.6%):
Continental Finance Credit Card ABS Master Trust , Series 2024-A , Class A , 5 .78% , 12/15/32 ,
Callable 9/15/27 @ 100 (a) ............................................ 1,250 1,253
Mission Lane Credit Card Master Trust .......................................
Series 2024-B , Class A , 5 .88% , 1/15/30 (a) ................................. 1,900 1,900
Series 2024-B , Class B , 6 .32% , 1/15/30 (a) ................................. 1,240 1,241

Victory Portfolios IV
Victory Pioneer Short Term Income Fund
4
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-A , Class A , 5 .80% , 5/15/30 , Callable 2/15/27 @ 100 (a) ............... $ 1,420 $ 1,425
5,819
ABS Home (4.2%):
BARC , Series 2026-CES1 , Class A1A , 4 .85% , 1/25/56 , Callable 2/25/29 @ 100 (a) (d) ...... 1,569 1,541
Cross Mortgage Trust , Series 2025-CES1 , Class A1A , 5 .30% , 11/25/60 , Callable 8/25/28 @
100 (a) (d) ......................................................... 3,748 3,719
Deephaven Residential Mortgage Trust .......................................
Series 2025-CES1 , Class A1A , 5 .22% , 10/25/55 , Callable 11/25/28 @ 100 (a) (d) ...... 1,968 1,950
Series 2026-CES1 , Class A1A , 5 .31% , 3/25/61 , Callable 4/25/29 @ 100 (a) (d) ....... 3,187 3,159
J.P. Morgan Mortgage Trust , Series 2026-ACES1 , Class B1 , 6 .50% , 4/25/66 , Callable 2/25/31
@ 100 (a) (d) ....................................................... 830 814
New Century Home Equity Loan Trust , Series 2004-A , Class AII9 , 5 .47% , 8/25/34 , Callable
9/25/26 @ 100 (d) ................................................... 1 2
NovaStar Mortgage Funding Trust , Series 2003-1 , Class A2 , 4 .56% ( TSFR1M + 89 bps ) ,
5/25/33 , Callable 9/25/26 @ 100 (b) ...................................... 16 16
OBX Trust , Series 2026-CES1 , Class A1A , 5 .19% , 4/25/56 , Callable 4/25/29 @ 100 (a) (d) ... 2,228 2,205
RCKT Mortgage Trust ...................................................
Series 2026-CES1 , Class A1A , 4 .83% , 1/25/56 , Callable 1/25/29 @ 100 (a) (d) ....... 1,633 1,608
Series 2026-CES4 , Class A1A , 5 .12% , 4/25/56 , Callable 4/25/29 @ 100 (a) (d) ....... 2,324 2,303
Saluda Grade Alternative Mortgage Trust , Series 2024-CES1 , Class A1 , 6 .31% , 3/25/54 ,
Callable 2/25/30 @ 100 (a) (d) .......................................... 1,360 1,366
Towd Point Mortgage Trust ................................................
Series 2024-CES1 , Class A1A , 5 .85% , 1/25/64 , Callable 1/25/27 @ 100 (a) (d) ....... 1,773 1,772
Series 2024-CES2 , Class A1A , 6 .13% , 2/25/64 , Callable 2/25/27 @ 100 (a) (d) ....... 1,403 1,403
Series 2024-CES4 , Class A2 , 5 .17% , 9/25/64 , Callable 9/25/27 @ 100 (a) (d) ......... 2,890 2,871
Series 2024-CES6 , Class A2 , 6 .00% , 11/25/64 , Callable 11/25/27 @ 100 (a) (d) ....... 4,932 4,942
Vista Point Securitization Trust .............................................
Series 2024-CES1 , Class A1 , 6 .68% , 5/25/54 , Callable 5/25/27 @ 100 (a) (d) ......... 480 482
Series 2024-CES3 , Class A2 , 6 .00% , 1/25/55 , Callable 12/25/27 @ 100 (a) (d) ........ 900 901
Series 2025-CES3 , Class A1 , 5 .30% , 11/25/55 , Callable 10/25/28 @ 100 (a) (d) ....... 3,668 3,636
Series 2026-CES1 , Class A1 , 5 .04% , 2/25/56 , Callable 2/25/29 @ 100 (a) (d) ......... 3,735 3,688
38,378
ABS Other (17.5%):
321 Henderson Receivables I LLC , Series 2006-2A , Class A1 , 3 .95% ( TSFR1M + 31 bps ) ,
6/15/41 , Callable 2/15/29 @ 100 (a) (b) .................................... 7 7
321 Henderson Receivables LLC , Series 2005-1A , Class A1 , 3 .98% ( TSFR1M + 34 bps ) ,
11/15/40 , Callable 9/15/26 @ 100 (a) (b) ................................... 19 19
Accelerated 2021-1H LLC , Series 2021-1H , Class C , 2 .35% , 10/20/40 , Callable 3/15/28 @
100 (a) ........................................................... 171 159
ACHM Mortgage Trust , Series 2024-HE1 , Class A , 6 .55% , 5/25/39 , Callable 2/25/29 @ 100 (a) 623 632
ACHM Trust ..........................................................
Series 2024-HE2 , Class A , 5 .35% , 10/25/39 , Callable 10/25/29 @ 100 (a) ........... 907 899
Series 2025-HE3 , Class A , 5 .20% , 11/25/55 , Callable 4/25/32 @ 100 (a) (d) .......... 2,768 2,702
Amur Equipment Finance Receivables XI LLC , Series 2022-2A , Class D , 7 .25% , 5/21/29 ,
Callable 9/20/26 @ 100 (a) ............................................ 800 801
Amur Equipment Finance Receivables XII LLC , Series 2023-1A , Class D , 7 .48% , 7/22/30 ,
Callable 6/20/27 @ 100 (a) ............................................ 650 662
Amur Equipment Finance Receivables XIV LLC , Series 2024-2A , Class D , 5 .97% , 10/20/31 ,
Callable 8/20/28 @ 100 (a) ............................................ 1,360 1,368
Amur Equipment Finance Receivables XV LLC , Series 2025-1A , Class D , 5 .68% , 8/20/32 ,
Callable 6/20/29 @ 100 (a) ............................................ 2,180 2,179
Angel Oak Mortgage Trust , Series 2025-HB2 , Class M2 , 6 .09% ( SOFR30A + 245 bps ) ,
12/25/55 , Callable 11/25/28 @ 100 (a) (b) .................................. 4,378 4,432
Aqua Finance Trust .....................................................
Series 2019-A , Class C , 4 .01% , 7/16/40 , Callable 9/15/26 @ 100 (a) ............... 485 473
Series 2020-AA , Class C , 3 .97% , 7/17/46 , Callable 9/17/26 @ 100 (a) ............. 335 322
Ascent Career Funding Trust , Series 2024-1A , Class A , 6 .77% , 10/25/32 (a) ............. 566 568
Bayview Opportunity Master Fund VII , Series 2024-EDU1 , Class B , 5 .24%
( SOFR30A + 160 bps ) , 6/25/47 (a) (b) ...................................... 2,490 2,500
BHG Securitization Trust .................................................
Series 2021-B , Class D , 3 .17% , 10/17/34 , Callable 9/17/27 @ 100 (a) .............. 2,340 2,265
Series 2023-B , Class B , 7 .45% , 12/17/36 , Callable 8/17/29 @ 100 (a) .............. 792 817

Victory Portfolios IV
Victory Pioneer Short Term Income Fund
5
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-1CON , Class B , 6 .49% , 4/17/35 , Callable 7/17/29 @ 100 (a) ........... $ 963 $ 979
Series 2024-1CON , Class C , 6 .86% , 4/17/35 , Callable 7/17/29 @ 100 (a) ........... 375 380
Series 2025-2CON , Class D , 5 .95% , 9/17/36 , Callable 6/17/31 @ 100 (a) ........... 2,420 2,382
Blackbird Capital II Aircraft Lease Ltd. , Series 2021-1A , Class B , 3 .45% , 7/15/46 , Callable
7/15/28 @ 100 (a) ................................................... 373 357
Blue Bridge Funding LLC , Series 2023-1A , Class A , 7 .37% , 11/15/30 , Callable 1/15/27 @
100 (a) ........................................................... 93 94
Blue Owl Asset Leasing Trust LLC ..........................................
Series 2024-1A , Class B , 5 .41% , 3/15/30 , Callable 8/15/27 @ 100 (a) .............. 1,100 1,104
Series 2024-1A , Class D , 8 .00% , 12/15/31 , Callable 8/15/27 @ 100 (a) ............. 1,080 1,093
BXG Receivables Note Trust , Series 2020-A , Class B , 2 .49% , 2/28/36 , Callable 2/28/27 @
100 (a) ........................................................... 64 63
Centerstone SBA Trust , Series 2023-1 , Class A , 7 .60% ( PRIME + 85 bps ) , 12/27/50 , Callable
8/25/29 @ 100 (a) (b) ................................................. 435 435
Chase Funding Trust .....................................................
Series 2003-3 , Class 2A2 , 4 .32% ( TSFR1M + 65 bps ) , 4/25/33 , Callable 9/25/26 @ 100 (b) 14 14
Series 2003-6 , Class 1A7 , 4 .81% , 11/25/34 , Callable 9/25/26 @ 100 (d) ............ 26 26
Citigroup Mortgage Loan Trust , Series 2026-HE1 , Class M3 , 5 .79% ( SOFR30A + 215 bps ) ,
10/25/56 , Callable 5/25/29 @ 100 (a) (b) ................................... 2,170 2,179
Commercial Equipment Finance LLC , Series 2024-1A , Class A , 5 .97% , 7/16/29 , Callable
6/15/27 @ 100 (a) ................................................... 225 227
Commonbond Student Loan Trust , Series 2017-BGS , Class C , 4 .44% , 9/25/42 , Callable
9/25/26 @ 100 (a) ................................................... 18 14
Countrywide Asset-Backed Certificates , Series 2004-SD3 , Class A2 , 4 .88%
( TSFR1M + 121 bps ) , 9/25/34 , Callable 9/25/26 @ 100 (a) (b) ..................... 95 92
Crossroads Asset Trust , Series 2024-A , Class C , 6 .52% , 8/20/30 , Callable 2/20/28 @ 100 (a) . 2,050 2,087
Dell Equipment Finance Trust , Series 2024-2 , Class D , 5 .29% , 2/24/31 , Callable 4/22/27 @
100 (a) ........................................................... 500 501
Elara HGV Timeshare Issuer LLC , Series 2025-A , Class D , 6 .91% , 1/25/40 , Callable 10/25/31
@ 100 (a) ......................................................... 702 703
Equify ABS LLC , Series 2024-1A , Class A , 5 .43% , 4/18/33 , Callable 9/15/28 @ 100 (a) .... 323 323
FIGRE Trust ..........................................................
Series 2024-HE2 , Class A , 6 .38% , 5/25/54 , Callable 11/25/29 @ 100 (a) (d) .......... 989 1,002
Series 2024-HE3 , Class A , 5 .94% , 7/25/54 , Callable 2/25/29 @ 100 (a) (d) ........... 1,256 1,264
Series 2025-HE2 , Class A , 5 .78% , 3/25/55 , Callable 2/25/30 @ 100 (a) (d) ........... 1,422 1,422
Series 2025-HE4 , Class A , 5 .41% , 7/25/55 , Callable 4/25/30 @ 100 (a) (d) ........... 2,454 2,435
Series 2025-HE6 , Class A , 5 .04% , 9/25/55 , Callable 3/25/31 @ 100 (a) (d) ........... 1,957 1,931
Series 2025-HE8 , Class A , 5 .21% , 11/25/55 , Callable 9/25/31 @ 100 (a) (d) .......... 1,006 990
Series 2026-EXP1 , Class A , 5 .76% , 6/25/56 , Callable 12/25/31 @ 100 (a) (d) ......... 339 338
Series 2026-HE8 , Class E , 6 .98% , 7/25/56 , Callable 7/25/29 @ 100 (a) (d) ........... 979 974
Series EXP2 , Class A , 5 .78% , 8/25/56 , Callable 3/25/34 @ 100 (a) (d) .............. 1,570 1,562
FNA 8 LLC , Series 2025-1 , Class A , 5 .62% , 3/15/45 (a) (d) .......................... 2,283 2,258
Foundation Finance Trust .................................................
Series 2021-1A , Class A , 1 .27% , 5/15/41 , Callable 4/15/28 @ 100 (a) .............. 78 74
Series 2024-1A , Class B , 5 .95% , 12/15/49 , Callable 3/15/30 @ 100 (a) ............. 667 676
Gracie Point International Funding LLC .......................................
Series 2025-1A , Class B , 5 .62% ( SOFR30A + 200 bps ) , 8/15/28 , Callable 8/15/27 @
100 (a) (b) ......................................................... 650 650
Series 2025-1A , Class C , 6 .37% ( SOFR30A + 275 bps ) , 8/15/28 , Callable 8/15/27 @
100 (a) (b) ......................................................... 1,000 1,001
GreenSky Home Improvement Issuer Trust ....................................
Series 2025-2A , Class B , 5 .07% , 6/25/60 (a) ................................ 2,332 2,318
Series 2025-2A , Class D , 5 .56% , 6/25/60 (a) ................................ 1,994 1,985
GS Mortgage-Backed Securities Trust ........................................
Series 2024-HE1 , Class A1 , 5 .24% ( SOFR30A + 160 bps ) , 8/25/54 , Callable 6/25/27 @
100 (a) (b) ......................................................... 1,484 1,488
Series 2024-HE2 , Class A1 , 5 .14% ( SOFR30A + 150 bps ) , 1/25/55 , Callable 10/25/27 @
100 (a) (b) ......................................................... 708 710
Series 2025-HE2 , Class A1 , 5 .19% ( SOFR30A + 155 bps ) , 12/25/65 , Callable 10/25/28 @
100 (a) (b) ......................................................... 2,865 2,875
Series 2025-HE2 , Class M1 , 5 .54% ( SOFR30A + 190 bps ) , 12/25/65 , Callable 10/25/28 @
100 (a) (b) ......................................................... 2,500 2,516
Series 2025-SL1 , Class A1 , 5 .85% , 11/25/67 , Callable 3/25/28 @ 100 (a) (d) ......... 1,834 1,834

Victory Portfolios IV
Victory Pioneer Short Term Income Fund
6
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Harvest SBA Loan Trust ..................................................
Series 2023-1 , Class A , 7 .08% ( SOFR30A + 325 bps ) , 10/25/50 , Callable 11/25/30 @
100 (a) (b) ......................................................... $ 312 $ 319
Series 2024-1 , Class A , 6 .00% ( SOFR30A + 225 bps ) , 12/25/51 , Callable 10/25/32 @
100 (a) (b) ......................................................... 975 987
Hilton Grand Vacations Trust , Series 2024-2A , Class D , 6 .91% , 3/25/38 , Callable 9/25/30 @
100 (a) ........................................................... 435 441
Home Partners of America Trust , Series 2019-2 , Class F , 3 .87% , 10/19/39 , Callable 9/17/26 @
100 (a) (e) ......................................................... 5,495 5,353
J.P. Morgan Mortgage Trust ...............................................
Series 2023-HE2 , Class A1 , 5 .34% ( SOFR30A + 170 bps ) , 3/20/54 , Callable 10/20/26 @
100 (a) (b) ......................................................... 467 467
Series 2023-HE3 , Class A1 , 5 .24% ( SOFR30A + 160 bps ) , 5/20/54 , Callable 12/20/26 @
100 (a) (b) ......................................................... 351 351
Series 2024-HE2 , Class A1 , 4 .84% ( SOFR30A + 120 bps ) , 10/20/54 , Callable 5/20/27 @
100 (a) (b) ......................................................... 1,470 1,472
Series 2024-HE3 , Class A1 , 4 .84% ( SOFR30A + 120 bps ) , 2/25/55 , Callable 9/20/27 @
100 (a) (b) ......................................................... 1,291 1,293
Series 2025-HE1 , Class A1 , 4 .79% ( SOFR30A + 115 bps ) , 7/20/55 , Callable 2/20/28 @
100 (a) (b) ......................................................... 1,576 1,576
Series 2025-HE3 , Class A1 , 4 .99% ( SOFR30A + 135 bps ) , 3/20/56 , Callable 11/20/28 @
100 (a) (b) ......................................................... 2,538 2,550
Libra Solutions LLC .....................................................
Series 2024-1A , Class A , 5 .88% , 9/30/38 (a) ................................ 1,810 1,805
Series 2025-1A , Class A , 6 .36% , 8/15/39 (a) ................................ 850 849
Series 2025-1A , Class C , 9 .90% , 8/15/39 (a) ................................ 1,000 989
Lunar Structured Aircraft Portfolio Notes , Series 2021-1 , Class A , 2 .64% , 10/15/46 (a) ...... 305 291
Mosaic Solar Loan Trust , Series 2019-2A , Class D , 6 .18% , 9/20/40 , Callable 2/20/31 @ 100 (a) 56 56
MVW LLC , Series 2020-1A , Class C , 4 .21% , 10/20/37 , Callable 9/20/26 @ 100 (a) ........ 24 24
NMEF Funding LLC ....................................................
Series 2023-A , Class C , 8 .04% , 6/17/30 , Callable 5/15/27 @ 100 (a) ............... 320 327
Series 2024-A , Class C , 6 .33% , 12/15/31 , Callable 3/15/28 @ 100 (a) .............. 1,550 1,568
Series 2025-A , Class D , 8 .07% , 7/15/32 , Callable 7/15/28 @ 100 (a) ............... 2,250 2,290
OBX Trust , Series 2026-HE1 , Class A1A , 4 .99% ( SOFR30A + 135 bps ) , 2/25/56 , Callable
1/25/29 @ 100 (a) (b) ................................................. 1,581 1,582
Octane Receivables Trust .................................................
Series 2022-2A , Class D , 7 .70% , 2/20/30 , Callable 2/20/27 @ 100 (a) .............. 1,576 1,589
Series 2023-1A , Class D , 7 .76% , 3/20/30 , Callable 7/20/27 @ 100 (a) .............. 1,000 1,021
Series 2023-2A , Class E , 10 .50% , 6/20/31 , Callable 10/20/27 @ 100 (a) ............ 3,423 3,634
Series 2023-3A , Class D , 7 .58% , 9/20/29 , Callable 12/20/27 @ 100 (a) ............. 965 990
Series 2024-1A , Class D , 6 .43% , 10/21/30 , Callable 4/20/28 @ 100 (a) ............. 1,000 1,017
Series 2024-RVM1 , Class B , 5 .27% , 1/22/46 , Callable 10/20/30 @ 100 (a) .......... 1,056 1,057
Oportun Funding Trust , Series 2024-3 , Class C , 6 .25% , 8/15/29 , Callable 10/15/26 @ 100 (a) . 73 73
Oxford Finance Credit Fund III LP , Series 2024-A , Class A2 , 6 .68% , 1/14/32 (a) .......... 488 490
Oxford Finance Funding LLC , Series 2022-1A , Class B , 4 .10% , 2/15/30 (a) ............. 832 801
Pagaya AI Debt Grantor Trust ..............................................
Series 2024-10 , Class B , 5 .75% , 6/15/32 , Callable 11/15/26 @ 100 (a) ............. 1,889 1,892
Series 2024-11 , Class AB , 5 .41% , 7/15/32 , Callable 12/15/26 @ 100 (a) (d) .......... 743 744
Series 2025-1 , Class B , 5 .63% , 7/15/32 , Callable 2/15/27 @ 100 (a) ............... 1,283 1,283
Pagaya AI Debt Trust , Series 2025-R1 , Class B , 5 .71% , 6/15/32 , Callable 10/15/27 @ 100 (a) . 571 571
PEAC Solutions Receivables LLC ...........................................
Series 2024-1A , Class C , 6 .62% , 1/21/31 , Callable 2/20/28 @ 100 (a) .............. 2,000 2,040
Series 2024-2A , Class C , 5 .37% , 10/20/31 , Callable 6/20/27 @ 100 (a) ............. 3,110 3,118
PEAR LLC ...........................................................
Series 2022-1 , Class A2 , 7 .25% , 10/15/34 (a) ............................... 495 498
Series 2023-1 , Class A , 7 .42% , 7/15/35 , Callable 9/15/27 @ 100 (a) ............... 882 889
Series 2024-1 , Class A , 6 .95% , 2/15/36 , Callable 3/15/28 @ 100 (a) ............... 531 533
Post Road Equipment Finance LLC ..........................................
Series 2024-1A , Class C , 5 .81% , 10/15/30 , Callable 10/15/26 @ 100 (a) ............ 710 712
Series 2024-1A , Class E , 8 .50% , 12/15/31 , Callable 10/15/26 @ 100 (a) ............ 400 405
Purchasing Power Funding LLC , Series 2026-A , Class D , 5 .40% , 8/15/30 , Callable 2/15/28 @
100 (a) ........................................................... 1,080 1,070

Victory Portfolios IV
Victory Pioneer Short Term Income Fund
7
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
RCKT Trust ...........................................................
Series 2025-1A , Class D , 5 .42% , 7/25/34 , Callable 2/25/28 @ 100 (a) .............. $ 840 $ 832
Series 2025-1A , Class E , 7 .12% , 7/25/34 , Callable 2/25/28 @ 100 (a) .............. 3,180 2,632
Reach ABS Trust .......................................................
Series 2025-2A , Class C , 5 .69% , 8/18/32 , Callable 9/15/29 @ 100 (a) .............. 2,000 1,987
Series 2026-1A , Class C , 4 .80% , 2/15/33 , Callable 2/15/30 @ 100 (a) .............. 1,340 1,319
Series 2026-1A , Class D , 5 .16% , 2/15/33 , Callable 2/15/30 @ 100 (a) .............. 2,520 2,457
ReadyCap Lending Small Business Loan Trust ..................................
Series 2019-2 , Class A , 6 .25% ( PRIME - 50 bps ) , 12/27/44 , Callable 9/25/26 @ 100 (a) (b) 35 35
Series 2023-3 , Class A , 6 .82% ( PRIME + 7 bps ) , 4/25/48 , Callable 10/25/27 @ 100 (a) (b) 443 447
Regional Management Issuance Trust ........................................
Series 2024-2 , Class B , 5 .49% , 12/15/33 , Callable 12/15/26 @ 100 (a) ............. 1,850 1,853
Series 2024-2 , Class C , 5 .74% , 12/15/33 , Callable 12/15/26 @ 100 (a) ............. 1,250 1,252
RKTL , Series 2026-1A , Class D , 5 .21% , 2/26/35 , Callable 1/25/29 @ 100 (a) ............ 950 927
RMF Buyout Issuance Trust , Series 2021-HB1 , Class M3 , 3 .69% , 11/25/31 (a) (d) ......... 1,000 952
Saluda Grade Alternative Mortgage Trust ......................................
Series 2023-FIG4 , Class A , 6 .72% , 11/25/53 , Callable 8/25/32 @ 100 (a) (d) ......... 630 637
Series 2025-FIG6 , Class M1 , 5 .48% , 1/25/56 , Callable 7/25/34 @ 100 (a) (d) ......... 1,887 1,850
Series 2025-LOC5 , Class A1A , 5 .27% ( TSFR1M + 160 bps ) , 10/25/55 , Callable 9/25/28 @
100 (a) (b) ......................................................... 1,434 1,443
Series 2026-HB1 , Class A1A , 5 .07% ( TSFR1M + 140 bps ) , 4/25/56 , Callable 1/25/29 @
100 (a) (b) ......................................................... 2,735 2,738
Series 2026-HB1 , Class M2 , 5 .82% ( TSFR1M + 215 bps ) , 4/25/56 , Callable 1/25/29 @
100 (a) (b) ......................................................... 2,630 2,635
SCF Equipment Leasing LLC , Series 2024-1A , Class D , 6 .58% , 6/21/33 , Callable 5/20/28 @
100 (a) ........................................................... 480 489
SoFi Consumer Loan Program Trust , Series 2025-2 , Class D , 5 .62% , 6/25/34 , Callable 5/25/28
@ 100 (a) ......................................................... 1,180 1,183
Stonepeak ABS , Series 2021-1A , Class AA , 2 .30% , 2/28/33 (a) ...................... 83 82
Towd Point Mortgage Trust , Series 2025-FIX2 , Class A1 , 5 .25% , 10/25/65 , Callable 10/25/28
@ 100 (a) (d) ....................................................... 2,806 2,784
Trafigura Securitisation Finance PLC .........................................
Series 2024-1A , Class A2 , 5 .98% , 11/15/27 (a) .............................. 3,000 3,022
Series 2024-1A , Class B , 7 .29% , 11/15/27 (a) ............................... 1,610 1,625
Tricon Residential Trust , Series 2025-SFR1 , Class D , 5 .64% ( TSFR1M + 200 bps ) , 3/17/42 (a) (b)
(e) ............................................................. 830 831
U.S. Bank NA , Series 2025-SUP1 , Class B , 5 .58% , 2/25/32 , Callable 1/25/29 @ 100 (a) (e) .. 460 460
Upstart Securitization Trust ................................................
Series 2025-2 , Class B , 5 .62% , 6/20/35 , Callable 1/20/29 @ 100 (a) ............... 2,970 2,980
Series 2025-2 , Class C , 6 .02% , 6/20/35 , Callable 1/20/29 @ 100 (a) ............... 2,010 2,012
Series 2025-2 , Class D , 8 .00% , 6/20/35 , Callable 1/20/29 @ 100 (a) ............... 750 768
Series 2026-2 , Class C , 5 .83% , 5/20/36 , Callable 2/20/30 @ 100 (a) ............... 990 985
Series 2026-3 , Class C , 5 .92% , 7/20/36 , Callable 6/20/30 @ 100 (a) ............... 1,290 1,284
US Bank NA , Series 2025-SUP1 , Class D , 6 .34% ( SOFR30A + 270 bps ) , 2/25/32 , Callable
1/25/29 @ 100 (a) (b) (e) ............................................... 829 836
Verdant Receivables LLC , Series 2023-1A , Class A2 , 6 .24% , 1/13/31 , Callable 9/12/27 @
100 (a) ........................................................... 235 237
VFI ABS LLC , Series 2025-1A , Class C , 5 .60% , 4/24/31 , Callable 4/24/28 @ 100 (a) ...... 1,375 1,367
Westgate Resorts LLC ...................................................
Series 2023-1A , Class C , 7 .49% , 12/20/37 , Callable 4/20/27 @ 100 (a) ............. 374 379
Series 2023-1A , Class D , 10 .14% , 12/20/37 , Callable 4/20/27 @ 100 (a) ............ 187 192
Series 2024-1A , Class D , 9 .26% , 1/20/38 , Callable 11/20/27 @ 100 (a) ............. 1,443 1,468
Willis Engine Structured Trust VI , Series 2021-A , Class B , 5 .44% , 5/15/46 , Callable 5/15/29 @
100 (a) ........................................................... 587 569
Wingspire Equipment Finance LLC , Series 2024-1A , Class D , 6 .31% , 9/20/32 , Callable
9/20/27 @ 100 (a) ................................................... 1,600 1,610
162,337
Total Asset-Backed Securities (Cost $314,543)
a
a
a
302,421

Victory Portfolios IV
Victory Pioneer Short Term Income Fund
8
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Collateralized Loan Obligations (10.2%)
Cash Flow CLO (10.2%):
ACREC LLC ..........................................................
Series 2025-FL3 , Class A , 4 .95% ( TSFR1M + 131 bps ) , 8/18/42 , Callable 1/18/27 @
100 (a) (b) ......................................................... $ 2,170 $ 2,170
Series 2026-FL4 , Class A , 5 .09% ( TSFR1M + 145 bps ) , 1/18/43 , Callable 1/18/28 @
100 (a) (b) ......................................................... 300 300
Series 2026-FL4 , Class AS , 5 .24% ( TSFR1M + 160 bps ) , 1/18/43 , Callable 1/18/28 @
100 (a) (b) ......................................................... 860 860
ACRES Commercial Realty Issuer LLC .......................................
Series 2026-FL4 , Class A , 5 .09% ( TSFR1M + 145 bps ) , 8/18/44 , Callable 8/18/28 @
100 (a) (b) ......................................................... 3,210 3,211
Series 2026-FL4 , Class AS , 5 .34% ( TSFR1M + 170 bps ) , 8/18/44 , Callable 8/18/28 @
100 (a) (b) ......................................................... 1,610 1,610
ACRES LLC , Series 2025-FL3 , Class A , 5 .26% ( TSFR1M + 162 bps ) , 8/18/40 , Callable 8/18/27
@ 100 (a) (b) (e) ..................................................... 1,807 1,809
Arbor Realty Collateralized Loan Obligation Ltd. ................................
Series 2025-BTR1 , Class AS , 6 .29% ( TSFR1M + 264 bps ) , 1/20/41 , Callable 5/20/27 @
100 (a) (b) ......................................................... 2,700 2,710
Series 2025-BTR1 , Class B , 6 .84% ( TSFR1M + 319 bps ) , 1/20/41 , Callable 5/20/27 @
100 (a) (b) ......................................................... 4,365 4,387
Arbor Realty Commercial Real Estate Notes Ltd. , Series 2022-FL1 , Class A , 5 .09%
( SOFR30A + 145 bps ) , 1/15/37 , Callable 9/15/26 @ 100 (a) (b) .................... 335 335
AREIT Ltd. ...........................................................
Series 2025-CRE10 , Class A , 5 .03% ( TSFR1M + 139 bps ) , 12/17/29 , Callable 7/17/27 @
100 (a) (b) ......................................................... 6,020 6,020
Series 2025-CRE11 , Class A , 5 .19% ( TSFR1M + 155 bps ) , 7/25/43 , Callable 7/18/28 @
100 (a) (b) (e) ....................................................... 3,120 3,131
BAR Issuer LLC , Series 2026-FL1 , Class C , 6 .05% ( TSFR1M + 240 bps ) , 8/20/43 , Callable
10/20/28 @ 100 (a) (b) (e) .............................................. 860 867
BDS LLC , Series 2024-FL13 , Class A , 5 .22% ( TSFR1M + 158 bps ) , 9/19/39 , Callable 8/19/28
@ 100 (a) (b) (e) ..................................................... 661 661
Brsp Ltd. .............................................................
Series 2026-FL3 , Class AS , 5 .35% ( TSFR1M + 170 bps ) , 8/19/43 , Callable 9/19/28 @
100 (a) (b) (e) ....................................................... 450 451
Series 2026-FL3 , Class B , 5 .60% ( TSFR1M + 195 bps ) , 8/19/43 , Callable 9/19/28 @
100 (a) (b) (e) ....................................................... 1,400 1,402
BSPDF Issuer LLC , Series 2026-FL3 , Class A , 5 .09% ( TSFR1M + 145 bps ) , 9/18/43 , Callable
9/18/28 @ 100 (a) (b) (e) ............................................... 1,660 1,666
BSPRT Issuer LLC , Series 2024-FL11 , Class A , 5 .28% ( TSFR1M + 164 bps ) , 7/15/39 , Callable
9/15/27 @ 100 (a) (b) ................................................. 1,630 1,632
Cerberus Loan Funding XLIX LLC ..........................................
Series 2024-5A , Class A , 5 .10% ( TSFR3M + 135 bps ) , 1/15/34 , Callable 10/15/26 @
100 (a) (b) ......................................................... 1,966 1,965
Series 2024-5A , Class D , 7 .25% ( TSFR3M + 350 bps ) , 1/15/34 , Callable 10/15/26 @
100 (a) (b) ......................................................... 2,000 1,989
Deerpath Capital CLO Ltd. , Series 2021-1A , Class A1R , 5 .55% ( TSFR3M + 180 bps ) , 7/15/36 ,
Callable 10/15/26 @ 100 (a) (b) ......................................... 1,910 1,910
Dwight Issuer LLC , Series 2025-FL1 , Class B , 6 .43% ( TSFR1M + 279 bps ) , 6/18/42 , Callable
7/19/27 @ 100 (a) (b) ................................................. 2,520 2,523
Fortress Credit Opportunities IX CLO Ltd. , Series 2017-9A , Class A1TR , 5 .56%
( TSFR3M + 181 bps ) , 10/15/33 (a) (b) ...................................... 631 632
Fortress Credit Opportunities XXIX CLO Ltd. , Series 2025-29A , Class B , 5 .38%
( TSFR3M + 165 bps ) , 4/20/33 , Callable 10/20/26 @ 100 (a) (b) .................... 1,370 1,371
FS Rialto Issuer LLC ....................................................
Series 2021-FL3 , Class A , 5 .25% ( TSFR1M + 161 bps ) , 11/16/36 , Callable 9/16/26 @
100 (a) (b) ......................................................... 1,002 1,002
Series 2024-FL9 , Class A , 5 .28% ( TSFR1M + 163 bps ) , 10/19/39 , Callable 10/19/27 @
100 (a) (b) ......................................................... 3,910 3,920
Series 2025-FL10 , Class A , 5 .03% ( TSFR1M + 139 bps ) , 8/19/42 , Callable 8/19/27 @
100 (a) (b) (e) ....................................................... 2,250 2,251
Series 2026-FL11 , Class A , 5 .10% ( TSFR1M + 145 bps ) , 1/19/44 , Callable 3/19/29 @
100 (a) (b) (e) ....................................................... 3,180 3,185

Victory Portfolios IV
Victory Pioneer Short Term Income Fund
9
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Golub Capital Partners Short Duration ........................................
Series 2022-1A , Class BR , 5 .81% ( TSFR3M + 200 bps ) , 7/25/33 , Callable 10/25/26 @
100 (a) (b) ......................................................... $ 2,123 $ 2,120
Series 2022-1A , Class DR , 8 .41% ( TSFR3M + 460 bps ) , 7/25/33 , Callable 10/25/26 @
100 (a) (b) ......................................................... 1,750 1,747
Greystone CRE Notes LLC , Series 2025-FL4 , Class B , 6 .23% ( TSFR1M + 259 bps ) , 1/15/43 ,
Callable 5/15/28 @ 100 (a) (b) (e) ........................................ 2,410 2,437
LMNT CRE LLC .......................................................
Series 2025-FL3 , Class A , 5 .20% ( TSFR1M + 155 bps ) , 7/21/43 , Callable 5/21/28 @
100 (a) (b) (e) ....................................................... 3,020 3,023
Series 2025-FL3 , Class AS , 5 .55% ( TSFR1M + 190 bps ) , 7/21/43 , Callable 5/21/28 @
100 (a) (b) (e) ....................................................... 3,020 3,020
MF1 LLC ............................................................
Series 2024-FL15 , Class A , 5 .33% ( TSFR1M + 169 bps ) , 8/18/41 , Callable 9/18/26 @
100 (a) (b) ......................................................... 4,912 4,915
Series 2024-FL16 , Class A , 5 .18% ( TSFR1M + 154 bps ) , 11/18/39 , Callable 10/18/26 @
100 (a) (b) ......................................................... 3,430 3,434
MF1 Ltd. .............................................................
Series 2021-FL7 , Class A , 4 .83% ( TSFR1M + 119 bps ) , 10/16/36 , Callable 9/16/26 @
100 (a) (b) ......................................................... 338 338
Series 2022-FL8 , Class A , 5 .00% ( TSFR1M + 135 bps ) , 2/19/37 , Callable 9/17/26 @
100 (a) (b) ......................................................... 1,013 1,013
MidOcean Credit CLO XI Ltd. , Series 2022-11A , Class A1R2 , 4 .94% ( TSFR3M + 121 bps ) ,
1/18/36 , Callable 10/18/26 @ 100 (a) (b) ................................... 710 711
Monroe Capital MML CLO XII Ltd. , Series 2021-2A , Class A1 , 5 .43% ( TSFR3M + 176 bps ) ,
9/14/33 , Callable 9/14/26 @ 100 (a) (b) .................................... 580 579
PFP Ltd. , Series 2026-13 , Class B , 5 .49% ( TSFR1M + 185 bps ) , 8/18/43 , Callable 7/18/28 @
100 (a) (b) ......................................................... 1,250 1,254
PRPM Issuer LLC , Series 2026-CRE1 , Class A , 5 .32% ( TSFR1M + 167 bps ) , 3/19/43 , Callable
4/19/28 @ 100 (a) (b) (e) ............................................... 1,740 1,743
Sound Point CLO V-R Ltd. , Series 2014-1RA , Class B , 5 .74% ( TSFR3M + 201 bps ) , 7/18/31 ,
Callable 10/18/26 @ 100 (a) (b) ......................................... 3,970 3,974
Sound Point CLO XVI Ltd. , Series 2017-2A , Class D , 7 .67% ( TSFR3M + 386 bps ) , 7/25/30 ,
Callable 10/25/26 @ 100 (a) (b) ......................................... 416 415
Starwood LLC , Series 2024-SIF4A , Class C , 6 .25% ( TSFR3M + 250 bps ) , 10/17/36 , Callable
10/17/26 @ 100 (a) (b) ................................................ 1,610 1,611
TRTX Issuer Ltd. .......................................................
Series 2025-FL6 , Class A , 5 .18% ( TSFR1M + 154 bps ) , 9/18/42 , Callable 9/18/27 @
100 (a) (b) (e) ....................................................... 3,120 3,128
Series 2025-FL7 , Class A , 5 .09% ( TSFR1M + 145 bps ) , 6/18/43 , Callable 5/18/28 @
100 (a) (b) (e) ....................................................... 2,390 2,394
Woodmont Trust , Series 2023-12A , Class A1R , 5 .21% ( TSFR3M + 140 bps ) , 10/25/32 , Callable
10/25/26 @ 100 (a) (b) ................................................ 1,599 1,599
Z Capital Credit Partners CLO Ltd. ..........................................
Series 2019-1A , Class BR , 6 .05% ( TSFR3M + 226 bps ) , 7/16/31 , Callable 10/16/26 @
100 (a) (b) ......................................................... 103 103
Series 2021-1A , Class A2AR , 5 .55% ( TSFR3M + 180 bps ) , 7/15/33 , Callable 10/15/26 @
100 (a) (b) ......................................................... 990 991
94,519
Total Collateralized Loan Obligations (Cost $94,265)
a
a
a
94,519
Collateralized Mortgage Obligations (12.1%)
Agency CMO Floating (0.1%):
Federal Home Loan Mortgage Corporation , Series T-20 , Class A7 , 4 .06% ( SOFR30A + 41 bps ) ,
12/25/29 , Callable 9/25/26 @ 100 (b) ..................................... 55 53
Federal Home Loan Mortgage Corporation REMIC ..............................
Series 2334 , Class FA , 4 .25% ( SOFR30A + 61 bps ) , 7/15/31 (b) ................... 32 32
Series 2391 , Class FJ , 4 .25% ( SOFR30A + 61 bps ) , 4/15/28 (b) ................... 2 2
Series 2439 , Class F , 4 .75% ( SOFR30A + 111 bps ) , 3/15/32 (b) .................... 13 14
Series 2470 , Class AF , 4 .75% ( SOFR30A + 111 bps ) , 3/15/32 (b) .................. 20 20
Series 2489 , Class FA , 4 .75% ( SOFR30A + 111 bps ) , 2/15/32 (b) .................. 18 18
Series 2498 , Class FL , 4 .32% ( SOFR30A + 68 bps ) , 3/15/32 (b) ................... 29 30
Series 2916 , Class NF , 4 .00% ( SOFR30A + 36 bps ) , 1/15/35 (b) ................... 4 4

Victory Portfolios IV
Victory Pioneer Short Term Income Fund
10
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 3042 , Class PF , 4 .00% ( SOFR30A + 36 bps ) , 8/15/35 (b) ................... $ 3 $ 3
Series 3102 , Class FG , 4 .05% ( SOFR30A + 41 bps ) , 1/15/36 (b) ................... 2 2
Series 3117 , Class FE , 4 .05% ( SOFR30A + 41 bps ) , 2/15/36 (b) ................... 19 19
Series 3173 , Class FC , 4 .17% ( SOFR30A + 53 bps ) , 6/15/36 (b) ................... 8 8
Series 3181 , Class HF , 4 .25% ( SOFR30A + 61 bps ) , 7/15/36 (b) ................... 22 21
Series 3235 , Class FX , 4 .07% ( SOFR30A + 43 bps ) , 11/15/36 (b) .................. 7 7
Series 3239 , Class EF , 4 .10% ( SOFR30A + 46 bps ) , 11/15/36 (b) .................. 19 19
Series 3239 , Class FB , 4 .10% ( SOFR30A + 46 bps ) , 11/15/36 (b) .................. 9 9
Series 3373 , Class FB , 4 .33% ( SOFR30A + 69 bps ) , 10/15/37 (b) .................. 41 41
Series 3386 , Class FB , 4 .13% ( SOFR30A + 49 bps ) , 11/15/37 (b) .................. 41 41
Series 3610 , Class FA , 4 .45% ( SOFR30A + 81 bps ) , 12/15/39 (b) .................. 31 31
Series 3807 , Class FM , 4 .25% ( SOFR30A + 61 bps ) , 2/15/41 (b) ................... 28 28
Series 3850 , Class FC , 4 .17% ( SOFR30A + 53 bps ) , 4/15/41 (b) ................... 41 41
Series 3868 , Class FA , 4 .15% ( SOFR30A + 51 bps ) , 5/15/41 (b) ................... 9 9
Series 4002 , Class YF , 4 .30% ( SOFR30A + 66 bps ) , 2/15/42 (b) ................... 17 17
Federal Home Loan Mortgage Corporation STRIPS ..............................
Series 237 , Class F14 , 4 .15% ( SOFR30A + 51 bps ) , 5/15/36 (b) ................... 12 11
Series 239 , Class F30 , 4 .05% ( SOFR30A + 41 bps ) , 8/15/36 (b) ................... 28 28
Series 244 , Class F22 , 4 .10% ( SOFR30A + 46 bps ) , 12/15/36 (b) .................. 10 10
Federal National Mortgage Association .......................................
Series 2005-W3 , Class 2AF , 3 .98% ( SOFR30A + 33 bps ) , 3/25/45 , Callable 9/25/26 @
100 (b) ........................................................... 79 78
Series 2007-W1 , Class 1AF1 , 4 .02% ( SOFR30A + 37 bps ) , 11/25/46 , Callable 7/25/27 @
100 (b) ........................................................... 51 51
Federal National Mortgage Association REMIC .................................
Series 2001-72 , Class FB , 4 .66% ( SOFR30A + 101 bps ) , 12/25/31 (b) ............... 4 4
Series 2001-81 , Class FL , 4 .40% ( SOFR30A + 76 bps ) , 1/18/32 (b) ................. 3 3
Series 2002-77 , Class WF , 4 .15% ( SOFR30A + 51 bps ) , 12/18/32 (b) ............... 26 26
Series 2002-93 , Class FH , 4 .26% ( SOFR30A + 61 bps ) , 1/25/33 (b) ................ 6 6
Series 2003-42 , Class JF , 4 .26% ( SOFR30A + 61 bps ) , 5/25/33 (b) ................. 8 8
Series 2003-63 , Class F1 , 4 .06% ( SOFR30A + 41 bps ) , 11/25/27 , Callable 9/25/26 @
100 (b) ........................................................... 11 11
Series 2003-8 , Class FJ , 4 .11% ( SOFR30A + 46 bps ) , 2/25/33 (b) .................. 1 1
Series 2004-52 , Class FW , 4 .16% ( SOFR30A + 51 bps ) , 7/25/34 (b) ................ 13 13
Series 2005-83 , Class KT , 4 .06% ( SOFR30A + 41 bps ) , 10/25/35 (b) ................ 15 15
Series 2005-83 , Class LF , 4 .07% ( SOFR30A + 42 bps ) , 2/25/35 (b) ................. 7 7
Series 2006-42 , Class CF , 4 .21% ( SOFR30A + 56 bps ) , 6/25/36 (b) ................. 19 19
Series 2006-81 , Class FA , 4 .11% ( SOFR30A + 46 bps ) , 9/25/36 (b) ................. 12 12
Series 2006-82 , Class F , 4 .33% ( SOFR30A + 68 bps ) , 9/25/36 (b) .................. 5 5
Series 2007-110 , Class FA , 4 .38% ( SOFR30A + 73 bps ) , 12/25/37 (b) ............... 3 3
Series 2007-13 , Class FA , 4 .01% ( SOFR30A + 36 bps ) , 3/25/37 (b) ................. 10 9
Series 2007-14 , Class F , 4 .12% ( SOFR30A + 47 bps ) , 3/25/37 (b) .................. 10 10
Series 2007-2 , Class FT , 4 .01% ( SOFR30A + 36 bps ) , 2/25/37 (b) .................. 24 24
Series 2007-41 , Class FA , 4 .16% ( SOFR30A + 51 bps ) , 5/25/37 (b) ................. 2 2
Series 2007-50 , Class FN , 4 .00% ( SOFR30A + 35 bps ) , 6/25/37 (b) ................ 24 24
Series 2007-58 , Class FV , 4 .01% ( SOFR30A + 36 bps ) , 6/25/37 (b) ................. 32 31
Series 2007-7 , Class FJ , 3 .96% ( SOFR30A + 31 bps ) , 2/25/37 (b) .................. 21 21
Series 2007-86 , Class FC , 4 .33% ( SOFR30A + 68 bps ) , 9/25/37 (b) ................. 26 26
Series 2007-89 , Class F , 4 .34% ( SOFR30A + 69 bps ) , 9/25/37 (b) .................. 23 23
Series 2007-9 , Class FB , 4 .11% ( SOFR30A + 46 bps ) , 3/25/37 (b) .................. 25 25
Series 2007-92 , Class OF , 4 .33% ( SOFR30A + 68 bps ) , 9/25/37 (b) ................. 7 7
Series 2008-53 , Class FM , 4 .66% ( SOFR30A + 101 bps ) , 7/25/38 (b) ............... 18 18
Series 2008-88 , Class FA , 4 .98% ( SOFR30A + 133 bps ) , 10/25/38 (b) ............... 16 17
Government National Mortgage Association ....................................
Series 2005-16 , Class FA , 4 .02% ( TSFR1M + 36 bps ) , 2/20/35 (b) ................. 28 27
Series 2005-3 , Class FC , 4 .00% ( TSFR1M + 36 bps ) , 1/16/35 (b) .................. 27 27
Series 2008-9 , Class FA , 4 .27% ( TSFR1M + 61 bps ) , 2/20/38 (b) .................. 22 22
Series 2013-51 , Class JF , 4 .07% ( TSFR1M + 41 bps ) , 8/20/40 (b) .................. 34 33
1,126
Agency CMO Other (0.0%):(f)
Federal National Mortgage Association .......................................
Series 2005-W3 , Class 3A , 4 .74% , 4/25/45 , Callable 9/25/26 @ 100 (d) ............ 28 29
Series 2005-W4 , Class 3A , 5 .43% , 6/25/45 , Callable 9/25/27 @ 100 (d) ............ 18 18

Victory Portfolios IV
Victory Pioneer Short Term Income Fund
11
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Federal National Mortgage Association Grantor Trust , Series 2004-T2 , Class 2A , 5 .36% ,
7/25/43 , Callable 9/25/26 @ 100 (d) ...................................... $ 82 $ 83
130
Agency CMO Z (0.0%):(f)
Federal National Mortgage Association REMIC , Series 1999-25 , Class Z , 6 .00% , 6/25/29 ... 4 4
Commercial MBS (4.7%):
BAY Trust , Series 2026-MDWS , Class D , 6 .83% ( TSFR1M + 319 bps ) , 6/15/41 (a) (b) (e) ..... 950 947
Bayview Commercial Asset Trust , Series 2007-2A , Class IO , 7/25/37 (d) (e) (g) (h) ......... 299 —
BWAY Mortgage Trust , Series 2013-1515 , Class B , 3 .47% , 3/10/33 , Callable 3/10/27 @ 100 (a) 4,736 4,487
BX Commercial Mortgage Trust ............................................
Series 2024-AIRC , Class A , 5 .33% ( TSFR1M + 169 bps ) , 8/15/41 (a) (b) (e) ........... 1,727 1,733
Series 2024-SLCT , Class A , 4 .96% ( TSFR1M + 132 bps ) , 1/15/42 (a) (b) (e) ........... 1,870 1,867
Series 2024-SLCT , Class E , 7 .03% ( TSFR1M + 339 bps ) , 1/15/42 (a) (b) (e) ........... 890 890
COMM Mortgage Trust , Series 2024-WCL1 , Class A , 5 .48% ( TSFR1M + 184 bps ) , 6/15/41 (a) (b
) (e) ............................................................. 2,000 2,006
GS Mortgage Securities Corp. Trust , Series 2020-DUNE , Class A , 5 .01% ( TSFR1M + 136 bps ) ,
12/15/36 (a) (b) (e) ................................................... 81 80
HIH Trust , Series 2024-61P , Class A , 5 .48% ( TSFR1M + 184 bps ) , 10/15/41 (a) (b) (e) ........ 1,382 1,385
HILT Commercial Mortgage Trust ...........................................
Series 2024-ORL , Class A , 5 .18% ( TSFR1M + 154 bps ) , 5/15/37 (a) (b) (e) ............ 860 861
Series 2024-ORL , Class B , 5 .58% ( TSFR1M + 194 bps ) , 5/15/37 (a) (b) (e) ............ 1,110 1,111
HTL Commercial Mortgage Trust ...........................................
Series 2024-T53 , Class B , 6 .77% , 5/10/39 (a) (d) (e) ........................... 950 954
Series 2024-T53 , Class D , 8 .47% , 5/10/39 (a) (d) (e) ........................... 1,105 1,115
HYT Commercial Mortgage Trust , Series 2024-RGCY , Class A , 5 .48% ( TSFR1M + 184 bps ) ,
9/15/41 (a) (b) (e) .................................................... 1,150 1,151
J.P. Morgan Chase Commercial Mortgage Securities Trust ..........................
Series 2019-MFP , Class E , 5 .85% ( TSFR1M + 221 bps ) , 7/15/36 (a) (b) (e) ............ 371 230
Series 2024-OMNI , Class C , 5 .99% , 10/5/39 (a) (d) (e) ......................... 1,147 1,142
Series 2024-OMNI , Class D , 5 .99% , 10/5/39 (a) (d) (e) ......................... 160 159
KSL Commercial Mortgage Trust , Series 2026-HT3 , Class D , 6 .39% ( TSFR1M + 275 bps ) ,
6/15/43 (a) (b) (e) .................................................... 600 601
MCR Mortgage Trust ....................................................
Series 2024-HF1 , Class A , 5 .43% ( TSFR1M + 179 bps ) , 12/15/41 (a) (b) (e) ........... 645 646
Series 2024-HTL , Class A , 5 .40% ( TSFR1M + 176 bps ) , 2/15/37 (a) (b) (e) ............ 663 663
Series 2024-HTL , Class B , 6 .05% ( TSFR1M + 241 bps ) , 2/15/37 (a) (b) (e) ............ 804 804
Series 2024-TWA , Class D , 7 .40% , 6/12/39 (a) (e) ............................ 1,230 1,230
Natixis Commercial Mortgage Securities Trust , Series 2019-MILE , Class B , 5 .52%
( TSFR1M + 188 bps ) , 7/15/36 (a) (b) (e) ..................................... 320 305
PRM Trust ............................................................
Series 2025-PRM6 , Class D , 5 .87% , 7/5/33 (a) (d) (e) .......................... 1,810 1,795
Series 2025-PRM6 , Class E , 6 .80% , 7/5/33 (a) (d) (e) .......................... 700 696
SHR Trust , Series 2024-LXRY , Class A , 5 .59% ( TSFR1M + 195 bps ) , 10/15/41 (a) (b) (e) ..... 3,160 3,164
SKY Trust , Series 2025-LINE , Class A , 6 .23% ( TSFR1M + 259 bps ) , 4/15/42 (a) (b) ......... 1,313 1,317
THPT Mortgage Trust ...................................................
Series 2023-THL , Class A , 7 .23% , 12/10/34 (a) (d) (e) .......................... 1,117 1,118
Series 2023-THL , Class B , 7 .92% , 12/10/34 (a) (d) (e) .......................... 700 700
Velocity Commercial Capital Loan Trust ......................................
Series 2020-1 , Class AFX , 2 .61% , 2/25/50 , Callable 9/25/26 @ 100 (a) (d) ........... 392 371
Series 2023-1 , Class A , 6 .47% , 1/25/53 , Callable 3/25/28 @ 100 (a) (d) ............. 288 290
Series 2024-1 , Class A , 6 .55% , 1/25/54 , Callable 6/25/28 @ 100 (a) (d) ............. 465 468
Series 2024-2 , Class A , 6 .58% , 4/25/54 , Callable 5/25/30 @ 100 (a) (d) ............. 579 582
Series 2024-6 , Class A , 5 .81% , 12/25/54 , Callable 11/25/30 @ 100 (a) (d) ........... 1,370 1,364
Series 2025-1 , Class A , 6 .03% , 2/25/55 , Callable 1/25/40 @ 100 (a) (d) ............. 1,879 1,878
Series 2025-5 , Class A , 5 .32% , 12/25/55 , Callable 2/25/34 @ 100 (a) (d) ............ 2,009 1,979
Series 2026-1 , Class A , 5 .10% , 2/25/56 , Callable 2/25/29 @ 100 (a) (d) ............. 1,742 1,706
Wells Fargo Commercial Mortgage Trust ......................................
Series 2026-1250B , Class A , 4 .83% , 3/10/41 (a) (d) (e) ......................... 1,020 1,002
Series 2026-1250B , Class C , 5 .59% , 3/10/41 (a) (d) (e) ......................... 340 333
Series 2026-1250B , Class D , 6 .59% , 3/10/41 (a) (d) (e) ......................... 170 168

Victory Portfolios IV
Victory Pioneer Short Term Income Fund
12
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
XCAL Mortgage Trust , Series 2019-1 , Class A , 0 .00% ( TSFR1M + 386 bps ) , 11/6/23 (a) (b) (c) (e)
(g) ............................................................. $ 996 $ 70
43,368
Private CMO Floating (3.7%):
Chase Mortgage Finance Corp. , Series 2021-CL1 , Class M3 , 5 .19% ( SOFR30A + 155 bps ) ,
2/25/50 , Callable 6/25/37 @ 100 (a) (b) .................................... 902 884
Connecticut Avenue Securities Trust .........................................
Series 2019-R06 , Class 2B1 , 7 .51% ( SOFR30A + 386 bps ) , 9/25/39 , Callable 9/25/26 @
100 (a) (b) ......................................................... 505 506
Series 2020-R02 , Class 2B1 , 6 .76% ( SOFR30A + 311 bps ) , 1/25/40 , Callable 1/25/27 @
100 (a) (b) ......................................................... 920 927
Series 2020-SBT1 , Class 1M2 , 7 .41% ( SOFR30A + 376 bps ) , 2/25/40 , Callable 2/25/27 @
100 (a) (b) ......................................................... 1,040 1,053
Series 2022-R02 , Class 2M2 , 6 .64% ( SOFR30A + 300 bps ) , 1/25/42 , Callable 1/25/27 @
100 (a) (b) ......................................................... 2,435 2,450
Series 2022-R09 , Class 2B1 , 10 .39% ( SOFR30A + 675 bps ) , 9/25/42 , Callable 9/25/27 @
100 (a) (b) ......................................................... 770 812
Series 2022-R09 , Class 2M1 , 6 .14% ( SOFR30A + 250 bps ) , 9/25/42 , Callable 9/25/27 @
100 (a) (b) ......................................................... 102 102
Series 2023-R03 , Class 2M1 , 6 .14% ( SOFR30A + 250 bps ) , 4/25/43 , Callable 4/25/28 @
100 (a) (b) ......................................................... 131 132
Series 2023-R06 , Class 1M1 , 5 .34% ( SOFR30A + 170 bps ) , 7/25/43 , Callable 7/25/28 @
100 (a) (b) ......................................................... 43 43
Series 2024-R01 , Class 1M1 , 4 .69% ( SOFR30A + 105 bps ) , 1/25/44 , Callable 1/25/29 @
100 (a) (b) ......................................................... 77 77
Series 2024-R02 , Class 1M1 , 4 .74% ( SOFR30A + 110 bps ) , 2/25/44 , Callable 2/25/29 @
100 (a) (b) ......................................................... 44 45
Series 2024-R03 , Class 2M1 , 4 .79% ( SOFR30A + 115 bps ) , 3/25/44 , Callable 3/25/29 @
100 (a) (b) ......................................................... 54 54
Series 2024-R03 , Class 2M2 , 5 .59% ( SOFR30A + 195 bps ) , 3/25/44 , Callable 3/25/29 @
100 (a) (b) ......................................................... 490 492
Series 2024-R04 , Class 1A1 , 4 .64% ( SOFR30A + 100 bps ) , 5/25/44 , Callable 5/25/29 @
100 (a) (b) ......................................................... 835 834
Series 2024-R05 , Class 2A1 , 4 .64% ( SOFR30A + 100 bps ) , 7/25/44 , Callable 7/25/29 @
100 (a) (b) ......................................................... 1,719 1,721
Series 2024-R06 , Class 1A1 , 4 .79% ( SOFR30A + 115 bps ) , 9/25/44 , Callable 9/25/29 @
100 (a) (b) ......................................................... 915 915
Series 2024-R06 , Class 1M2 , 5 .24% ( SOFR30A + 160 bps ) , 9/25/44 , Callable 9/25/29 @
100 (a) (b) ......................................................... 599 599
Series 2025-R01 , Class 1A1 , 4 .59% ( SOFR30A + 95 bps ) , 1/25/45 , Callable 1/25/30 @
100 (a) (b) ......................................................... 943 941
Series 2025-R02 , Class 1M1 , 4 .79% ( SOFR30A + 115 bps ) , 2/25/45 , Callable 2/25/30 @
100 (a) (b) ......................................................... 187 187
Series 2025-R06 , Class 1A1 , 4 .54% ( SOFR30A + 90 bps ) , 9/25/45 , Callable 9/25/30 @
100 (a) (b) ......................................................... 848 847
Series 2025-R06 , Class 1M1 , 4 .59% ( SOFR30A + 95 bps ) , 9/25/45 , Callable 9/25/30 @
100 (a) (b) ......................................................... 686 685
Eagle Re Ltd. ..........................................................
Series 2021-2 , Class M2 , 7 .89% ( SOFR30A + 425 bps ) , 4/25/34 , Callable 2/25/27 @
100 (a) (b) ......................................................... 726 740
Series 2023-1 , Class M1B , 7 .59% ( SOFR30A + 395 bps ) , 9/26/33 , Callable 9/25/28 @
100 (a) (b) ......................................................... 577 588
Federal Home Loan Mortgage Corporation STACR REMIC Trust ....................
Series 2021-DNA5 , Class M2 , 5 .29% ( SOFR30A + 165 bps ) , 1/25/34 (a) (b) .......... 152 152
Series 2021-DNA6 , Class M2 , 5 .14% ( SOFR30A + 150 bps ) , 10/25/41 , Callable 10/25/26
@ 100 (a) (b) ....................................................... 1,675 1,676
Series 2021-HQA3 , Class M2 , 5 .74% ( SOFR30A + 210 bps ) , 9/25/41 , Callable 9/25/26 @
100 (a) (b) ......................................................... 1,340 1,340
Series 2022-DNA1 , Class M2 , 6 .14% ( SOFR30A + 250 bps ) , 1/25/42 , Callable 1/25/27 @
100 (a) (b) ......................................................... 1,835 1,844
Series 2022-DNA2 , Class M2 , 7 .39% ( SOFR30A + 375 bps ) , 2/25/42 , Callable 2/25/27 @
100 (a) (b) ......................................................... 1,000 1,013

Victory Portfolios IV
Victory Pioneer Short Term Income Fund
13
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2022-DNA3 , Class M2 , 7 .99% ( SOFR30A + 435 bps ) , 4/25/42 , Callable 4/25/27 @
100 (a) (b) ......................................................... $ 1,500 $ 1,530
Series 2022-DNA6 , Class M1A , 5 .79% ( SOFR30A + 215 bps ) , 9/25/42 , Callable 9/25/27
@ 100 (a) (b) ....................................................... 8 8
Series 2023-HQA1 , Class M1A , 5 .64% ( SOFR30A + 200 bps ) , 5/25/43 , Callable 5/25/28
@ 100 (a) (b) ....................................................... 69 69
Series 2023-HQA2 , Class M1A , 5 .64% ( SOFR30A + 200 bps ) , 6/25/43 , Callable 6/25/28
@ 100 (a) (b) ....................................................... 79 79
Series 2024-DNA1 , Class M1 , 4 .99% ( SOFR30A + 135 bps ) , 2/25/44 , Callable 2/25/29 @
100 (a) (b) ......................................................... 104 104
Series 2024-DNA3 , Class A1 , 4 .69% ( SOFR30A + 105 bps ) , 10/25/44 , Callable 10/25/29
@ 100 (a) (b) ....................................................... 758 758
Series 2024-HQA2 , Class A1 , 4 .89% ( SOFR30A + 125 bps ) , 8/25/44 , Callable 8/25/29 @
100 (a) (b) ......................................................... 2,009 2,009
Series 2024-HQA2 , Class M1 , 4 .84% ( SOFR30A + 120 bps ) , 8/25/44 , Callable 8/25/29 @
100 (a) (b) ......................................................... 285 285
Series 2024-HQA2 , Class M2 , 5 .44% ( SOFR30A + 180 bps ) , 8/25/44 , Callable 8/25/29 @
100 (a) (b) ......................................................... 1,220 1,224
Series 2025-DNA1 , Class A1 , 4 .59% ( SOFR30A + 95 bps ) , 1/25/45 , Callable 1/25/30 @
100 (a) (b) ......................................................... 443 443
Series 2025-DNA1 , Class M1 , 4 .69% ( SOFR30A + 105 bps ) , 1/25/45 , Callable 1/25/30 @
100 (a) (b) ......................................................... 689 688
Series 2025-DNA4 , Class M1 , 4 .74% ( SOFR30A + 110 bps ) , 10/25/45 , Callable 10/25/30
@ 100 (a) (b) ....................................................... 2,099 2,097
Home Re Ltd. .........................................................
Series 2023-1 , Class M1B , 8 .24% ( SOFR30A + 460 bps ) , 10/25/33 , Callable 10/25/28 @
100 (a) (b) ......................................................... 143 145
Series 2026-1 , Class M1B , 5 .79% ( SOFR30A + 215 bps ) , 1/25/36 , Callable 9/25/28 @
100 (a) (b) ......................................................... 1,670 1,673
JP Morgan Seasoned Mortgage Trust , Series 2014-1 , Class AM , 4 .28% ( TSFR1M + 61 bps ) ,
5/25/33 , Callable 9/25/26 @ 100 (a) (b) .................................... 68 67
Merrill Lynch Mortgage Investors Trust , Series 2003-H , Class A1 , 4 .42% ( TSFR1M + 75 bps ) ,
1/25/29 , Callable 9/25/26 @ 100 (b) ...................................... 19 17
Radnor Re Ltd. ........................................................
Series 2021-2 , Class M1B , 7 .34% ( SOFR30A + 370 bps ) , 11/25/31 , Callable 8/25/27 @
100 (a) (b) ......................................................... 35 36
Series 2023-1 , Class M1B , 7 .99% ( SOFR30A + 435 bps ) , 7/25/33 , Callable 7/25/28 @
100 (a) (b) ......................................................... 421 428
Series 2024-1 , Class M1B , 6 .54% ( SOFR30A + 290 bps ) , 9/25/34 , Callable 2/25/28 @
100 (a) (b) ......................................................... 100 100
RESI Finance LP , Series 2003-CB1 , Class B3 , 5 .21% ( TSFR1M + 156 bps ) , 6/10/35 , Callable
9/10/26 @ 102 (a) (b) ................................................. 127 110
Triangle Re Ltd. , Series 2023-1 , Class M1A , 7 .04% ( SOFR30A + 340 bps ) , 11/25/33 , Callable
8/25/28 @ 100 (a) (b) ................................................. 100 100
33,629
Private CMO Other (3.6%):
A&D Mortgage Trust ....................................................
Series 2023-NQM2 , Class M1 , 8 .28% , 5/25/68 , Callable 9/25/26 @ 100 (a) (d) ....... 500 498
Series 2024-NQM3 , Class M1 , 6 .88% , 7/25/69 , Callable 6/25/27 @ 100 (a) (d) ....... 1,428 1,436
Bayview Opportunity Master Fund Trust VII , Series 2026-1 , Class A1A , 5 .52% , 7/25/56 ,
Callable 7/25/29 @ 100 (a) (d) .......................................... 1,559 1,550
Cascade Funding Mortgage Trust , Series 2025-HB16 , Class M3 , 3 .00% , 3/25/35 , Callable
9/25/27 @ 100 (a) (d) ................................................. 1,440 1,390
CFMT LLC ...........................................................
Series 2024-HB14 , Class M1 , 3 .00% , 6/25/34 , Callable 6/25/27 @ 100 (a) (d) ........ 700 685
Series 2024-HB14 , Class M2 , 3 .00% , 6/25/34 , Callable 6/25/27 @ 100 (a) (d) ........ 510 499
Series 2024-HB15 , Class M3 , 4 .00% , 8/25/34 (a) (d) .......................... 1,140 1,112
CHNGE Mortgage Trust , Series 2022-1 , Class A1 , 4 .01% , 1/25/67 , Callable 9/25/26 @
100 (a) (d) ......................................................... 486 457
Credit Suisse First Boston Mortgage Securities Corp. , Series 2002-10 , Class 2A1 , 7 .50% ,
5/25/32 , Callable 9/25/26 @ 100 ........................................ 64 63
Ellington Financial Mortgage Trust , Series 2020-1 , Class A3 , 4 .00% , 5/25/65 , Callable 9/25/26
@ 100 (a) (d) ....................................................... 1,000 974

Victory Portfolios IV
Victory Pioneer Short Term Income Fund
14
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust ..........
Series 2017-1 , Class M2 , 4 .00% , 1/25/56 , Callable 11/25/49 @ 100 (a) (d) ........... $ 1,316 $ 1,279
Series 2018-1 , Class M , 4 .75% , 5/25/57 , Callable 3/25/43 @ 100 (d) ............... 1,212 1,186
Series 2018-4 , Class M , 4 .75% , 3/25/58 , Callable 11/25/50 @ 100 (a) .............. 2,350 2,292
Series 2019-1 , Class M , 4 .75% , 7/25/58 , Callable 5/25/45 @ 100 (a) (d) ............. 1,022 1,018
Series 2019-3 , Class M , 4 .75% , 10/25/58 , Callable 1/25/45 @ 100 (d) .............. 1,428 1,402
Series 2020-1 , Class M , 4 .25% , 8/25/59 , Callable 10/25/42 @ 100 (a) (d) ............ 4,137 4,018
Series 2020-2 , Class M , 4 .25% , 11/25/59 , Callable 2/25/41 @ 100 (a) (d) ............ 682 660
Imperial Fund Mortgage Trust , Series 2021-NQM2 , Class M1 , 2 .49% , 9/25/56 , Callable
9/25/26 @ 100 (a) (d) ................................................. 400 288
IMS Ecuadorian Mortgage Trust , Series 2021-1 , Class GA , 3 .40% , 8/18/43 (a) ........... 203 196
IndyMac INDX Mortgage Loan Trust , Series 2004-AR6 , Class 6A1 , 5 .14% , 10/25/34 , Callable
9/25/26 @ 100 (d) ................................................... 14 13
Oceanview Mortgage Loan Trust , Series 2020-1 , Class A3 , 3 .28% , 5/28/50 , Callable 9/28/26 @
100 (a) (d) ......................................................... 450 394
Ocwen Loan Investment Trust ..............................................
Series 2024-HB1 , Class M2 , 3 .00% , 2/25/37 , Callable 9/25/26 @ 100 (a) ........... 480 474
Series 2024-HB1 , Class M3 , 3 .00% , 2/25/37 , Callable 9/25/26 @ 100 (a) ........... 2,000 1,968
Onity Loan Investment Trust , Series 2024-HB2 , Class M3 , 5 .00% , 8/25/37 , Callable 8/25/27 @
100 (a) (d) ......................................................... 400 394
PRKCM Trust , Series 2023-AFC4 , Class M1 , 7 .90% , 11/25/58 , Callable 10/25/26 @ 100 (a) (d) 3,820 3,811
RMF Proprietary Issuance Trust , Series 2019-1 , Class A , 2 .75% , 10/25/63 (a) (d) .......... 464 450
Saluda Grade Alternative Mortgage Trust , Series 2024-RTL5 , Class A1 , 7 .76% , 4/25/30 ,
Callable 9/25/26 @ 100 (a) (d) (e) ........................................ 195 194
Verus Securitization Trust , Series 2024-3 , Class M1 , 6 .89% , 4/25/69 , Callable 4/25/27 @
100 (a) (d) ......................................................... 3,284 3,297
Visio Trust , Series 2019-2 , Class M1 , 3 .26% , 11/25/54 , Callable 9/25/26 @ 100 (a) (d) ...... 1,485 1,467
33,465
Total Collateralized Mortgage Obligations (Cost $112,915)
a
a
a
111,722
Senior Secured Loans (0.4%)
Communication Services (0.1%):
Lamar Media Corp., Term B Loan , 5 .19% ( SOFR01M + 150 bps ) , 9/17/32 (b) ............. $ 500 502
Level 3 Financing, Inc., Term B-5 Refinancing Loan , 6 .44% ( SOFR01M + 275 bps ) , 3/29/32 (b) 75 76
578
Consumer Discretionary (0.0%):(f)
Hilton Domestic Operating Co., Inc., Term Loan B-4 , 5 .42% ( SOFR01M + 175 bps ) , 11/8/30 (b) 247 248
Financials (0.1%):
Avolon TLB Borrower 1 US LLC, Term Loan B-6 , 5 .40% ( SOFR01M + 175 bps ) , 6/24/30 (b) . 239 240
Eastern Power LLC, Term Loan B , 8 .44% ( SOFR01M + 475 bps ) , 4/3/28 (b) .............. 110 111
Outfront Media Capital LLC, Term Loan , 5 .44% ( SOFR01M + 175 bps ) , 9/16/32 (b) ........ 214 214
Phoenix Guarantor, Inc., Tranche B-6 Loan , 5 .69% ( SOFR01M + 200 bps ) , 2/21/31 (b) ....... 213 213
Virgin Media Bristol LLC, Facility Y, First Lien , 6 .97% ( SOFR06M + 318 bps ) , 3/31/31 (b) ... 236 205
983
Health Care (0.1%):
Elanco Animal Health, Inc., 2025 Refinancing Term Loan B , 5 .46% ( SOFR01M + 175 bps ) ,
10/28/32 (b) ....................................................... 256 256
Sotera Health Holdings LLC, 2026 Refinancing Term Loan , 5 .94% ( SOFR01M + 225 bps ) ,
5/30/31 (b) ........................................................ 235 236
Upstream Newco, Inc., December 2025 Extended/Modified Term Loan , 8 .24%
( SOFR03M + 425 bps ) , 11/20/29 (b) ....................................... 242 226
718
Industrials (0.0%):(f)
Setanta Aircraft Leasing DAC, Term B Loan , 5 .48% ( SOFR03M + 175 bps ) , 11/6/28 (b) ...... 95 95
Materials (0.1%):
Element Solutions, Inc., Tranche B-3 Term Loan, First Lien , 5 .44% ( SOFR01M + 175 bps ) ,
12/18/30 (b) ....................................................... 524 525
WireCo WorldGroup, Inc., 2023 Term Loan B, First Lien , 7 .48% ( SOFR03M + 375 bps ) ,
11/13/28 (b) ....................................................... 128 128

Victory Portfolios IV
Victory Pioneer Short Term Income Fund
15
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Real Estate (0.0%):(f)
RealPage, Inc., Initial Term Loan, First Lien , 6 .99% ( SOFR03M + 300 bps ) , 4/22/28 (b) ...... $ 238 $ 235
Total Senior Secured Loans (Cost $3,543)
a
a
a
3,510
Corporate Bonds (24.4%)
Communication Services (0.8%):
Take-Two Interactive Software, Inc. , 3 .70% , 4/14/27 , Callable 3/14/27 @ 100 ............ 4,000 3,982
T-Mobile USA, Inc. , 3 .75% , 4/15/27 , Callable 2/15/27 @ 100 ....................... 3,000 2,988
6,970
Consumer Discretionary (2.0%):
Daimler Truck Finance North America LLC
5 .13% , 9/25/27 , Callable 8/25/27 @ 100 (a) ................................ 1,640 1,650
4 .95% , 1/13/28 , Callable 12/13/27 @ 100 (a) ............................... 2,450 2,458
Expedia Group, Inc. , 4 .63% , 8/1/27 , Callable 5/1/27 @ 100 ......................... 1,000 1,001
General Motors Financial Co., Inc.
5 .40% , 5/8/27 ..................................................... 3,150 3,168
5 .35% , 7/15/27 .................................................... 2,800 2,819
Hyatt Hotels Corp. , 5 .05% , 3/30/28 , Callable 2/29/28 @ 100 ........................ 5,200 5,213
O'Reilly Automotive, Inc. , 5 .75% , 11/20/26 , Callable 10/20/26 @ 100 ................. 1,800 1,803
18,112
Consumer Staples (1.0%):
BAT Capital Corp. , 4 .70% , 4/2/27 , Callable 2/2/27 @ 100 .......................... 3,100 3,103
Philip Morris International, Inc. , 4 .38% , 11/1/27 ................................. 5,800 5,787
8,890
Energy (0.7%):
Energy Transfer LP , 6 .05% , 12/1/26 , Callable 11/1/26 @ 100 ........................ 2,100 2,106
MPLX LP
4 .13% , 3/1/27 ..................................................... 1,800 1,799
4 .70% , 11/1/29 , Callable 10/1/29 @ 100 .................................. 1,000 993
Repsol E&P Capital Markets US LLC , 4 .81% , 9/16/28 , Callable 8/16/28 @ 100 (a) ........ 2,000 1,994
6,892
Financials (15.2%):
Ally Financial, Inc.
4 .75% , 6/9/27 , Callable 5/9/27 @ 100 .................................... 2,700 2,706
7 .10% , 11/15/27 , Callable 10/15/27 @ 100 ................................. 2,100 2,154
5 .74% ( SOFRINDX + 196 bps ) , 5/15/29 , Callable 5/15/28 @ 100 (b) ............... 3,130 3,159
American Express Co.
5 .04% ( SOFR + 93 bps ) , 7/26/28 , Callable 7/26/27 @ 100 (b) ..................... 3,000 3,014
4 .44% ( SOFR + 81 bps ) , 5/3/30 , Callable 5/3/29 @ 100 (b) ....................... 3,120 3,085
American Honda Finance Corp.
4 .45% , 10/22/27 .................................................... 2,500 2,495
4 .25% , 9/1/28 ..................................................... 1,245 1,233
Athene Global Funding , 5 .52% , 3/25/27 (a) ..................................... 1,300 1,306
Aviation Capital Group LLC , 4 .25% , 4/30/29 , Callable 3/30/29 @ 100 (a) ............... 4,700 4,604
Bank of America Corp.
4 .25% , 10/22/26 .................................................... 2,050 2,050
5 .93% ( SOFR + 134 bps ) , 9/15/27 , Callable 9/15/26 @ 100 (b) .................... 900 901
4 .98% ( SOFR + 83 bps ) , 1/24/29 , Callable 1/24/28 @ 100 (b) ..................... 4,900 4,919
Brown & Brown, Inc. , 4 .70% , 6/23/28 , Callable 5/23/28 @ 100 ...................... 3,800 3,789
Capital One Financial Corp.
7 .15% ( SOFR + 244 bps ) , 10/29/27 , Callable 10/29/26 @ 100 (b) .................. 1,100 1,104
4 .93% ( SOFR + 206 bps ) , 5/10/28 , Callable 5/10/27 @ 100 (b) .................... 1,800 1,803
Citigroup, Inc.
3 .89% ( TSFR3M + 182 bps ) , 1/10/28 , Callable 1/10/27 @ 100 (b) .................. 2,200 2,195
4 .64% ( SOFR + 114 bps ) , 5/7/28 , Callable 5/7/27 @ 100 (b) ...................... 3,195 3,195
4 .79% ( SOFR + 87 bps ) , 3/4/29 , Callable 3/4/28 @ 100 (b) ....................... 5,700 5,699
Citizens Bank NA
4 .58% ( SOFR + 200 bps ) , 8/9/28 , Callable 8/9/27 @ 100 (b) ...................... 5,100 5,091
4 .19% ( SOFR + 70 bps ) , 1/29/29 , Callable 1/29/28 @ 100 (b) ..................... 2,320 2,299

Victory Portfolios IV
Victory Pioneer Short Term Income Fund
16
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
CNO Global Funding
5 .88% , 6/4/27 (a) ................................................... $ 3,100 $ 3,128
4 .88% , 12/10/27 (a) .................................................. 1,005 1,004
Fidelity National Information Services, Inc. , 4 .45% , 3/10/28 ........................ 2,720 2,704
Fifth Third Bank NA , 4 .97% ( SOFR + 81 bps ) , 1/28/28 , Callable 1/28/27 @ 100 (b) ......... 1,960 1,962
Fortitude Global Funding , 4 .63% , 10/6/28 (a) ................................... 5,000 4,939
Goldman Sachs Bank USA , 4 .66% ( SOFR + 72 bps ) , 6/3/29 , Callable 6/3/28 @ 100 (b) ...... 2,130 2,123
HOA Funding LLC, (Escrow-equity) , 8/20/51 (g) (h) .............................. 900 —
HOA Funding LLC, (Escrow-litigation) , 8/20/51 (g) (h) ............................ 900 —
HOA NewCo LLC , 0 .00% , 11/22/55 , Callable 10/3/26 @ 100 (a) (c) (g) ................. 908 22
Hyundai Capital America
5 .30% , 3/19/27 (a) .................................................. 1,000 1,005
5 .28% , 6/24/27 (a) .................................................. 1,200 1,209
4 .30% , 9/24/27 (a) .................................................. 1,600 1,593
Jefferies Financial Group, Inc.
4 .85% , 1/15/27 .................................................... 2,100 2,102
4 .30% , 2/11/27 , MTN ................................................ 1,100 1,100
6 .45% , 6/8/27 (i) .................................................... 1,490 1,509
JP Morgan Chase & Co.
5 .04% ( SOFR + 119 bps ) , 1/23/28 , Callable 1/23/27 @ 100 (b) .................... 500 501
4 .98% ( SOFR + 93 bps ) , 7/22/28 , Callable 7/22/27 @ 100 (b) ..................... 1,255 1,260
4 .92% ( SOFR + 80 bps ) , 1/24/29 , Callable 1/24/28 @ 100 (b) ..................... 3,670 3,684
JP Morgan Chase Bank NA , 5 .11% , 12/8/26 , Callable 11/8/26 @ 100 .................. 1,130 1,132
Lincoln Financial Global Funding , 4 .20% , 1/12/29 (a) ............................. 1,285 1,261
LPL Holdings, Inc. , 5 .70% , 5/20/27 , Callable 4/20/27 @ 100 ........................ 1,590 1,602
LSEG US Fin Corp. , 4 .88% , 3/28/27 , Callable 2/28/27 @ 100 (a) ..................... 2,700 2,706
Metropolitan Life Global Funding I
5 .05% , 6/11/27 (a) ................................................... 2,000 2,011
3 .30% , 3/21/29 (a) .................................................. 1,040 1,000
Morgan Stanley , 4 .68% ( SOFR + 102 bps ) , 4/13/28 , Callable 4/13/27 @ 100 (b) ............ 2,000 2,006
Morgan Stanley Bank NA
4 .95% ( SOFR + 108 bps ) , 1/14/28 , Callable 1/14/27 @ 100 (b) .................... 1,400 1,402
5 .50% ( SOFR + 87 bps ) , 5/26/28 , Callable 5/26/27 @ 100 (b) ..................... 2,780 2,798
4 .97% ( SOFR + 93 bps ) , 7/14/28 , Callable 7/14/27 @ 100 (b) ..................... 1,000 1,003
5 .02% ( SOFR + 91 bps ) , 1/12/29 , Callable 1/12/28 @ 100 (b) ..................... 2,500 2,511
Principal Life Global Funding II , 5 .00% , 1/16/27 (a) .............................. 2,400 2,405
Protective Life Global Funding , 4 .16% , 1/15/29 (a) ............................... 4,880 4,793
Regions Bank , 4 .76% ( SOFR + 81 bps ) , 7/27/29 , Callable 7/27/28 @ 100 (b) .............. 1,805 1,798
Santander Holdings USA, Inc.
2 .49% ( SOFR + 125 bps ) , 1/6/28 , Callable 1/6/27 @ 100 (b) ...................... 1,610 1,597
5 .04% ( SOFR + 110 bps ) , 6/5/30 , Callable 6/5/29 @ 100 (b) ...................... 765 760
Synchrony Financial , 5 .45% ( SOFR + 135 bps ) , 10/15/30 , Callable 10/15/29 @ 100 (b) ...... 2,800 2,798
The Charles Schwab Corp. , 4 .74% ( SOFR + 78 bps ) , 5/21/30 , Callable 5/21/29 @ 100 (b) ..... 1,190 1,186
The PNC Financial Services Group, Inc. , 5 .30% ( SOFR + 134 bps ) , 1/21/28 , Callable 1/21/27 @
100 (b) ........................................................... 400 402
Truist Bank , 4 .14% ( SOFR + 66 bps ) , 1/27/29 , Callable 1/27/28 @ 100 (b) ............... 4,680 4,639
U.S. Bancorp , 6 .79% ( SOFR + 188 bps ) , 10/26/27 , Callable 10/26/26 @ 100 (b) ........... 3,300 3,312
U.S. Bank NA
4 .73% ( SOFR + 91 bps ) , 5/15/28 , Callable 5/14/27 @ 100 (b) ..................... 3,150 3,153
4 .54% ( SOFR + 67 bps ) , 5/20/29 , Callable 5/19/28 @ 100 (b) ..................... 3,030 3,018
Wells Fargo & Co. , 5 .57% ( SOFR + 174 bps ) , 7/25/29 , Callable 7/25/28 @ 100 (b) .......... 3,800 3,852
Wells Fargo Bank NA , 5 .25% , 12/11/26 , Callable 11/10/26 @ 100 .................... 900 902
140,693
Industrials (1.1%):
AGCO Corp. , 5 .45% , 3/21/27 , Callable 2/21/27 @ 100 ............................ 2,600 2,610
Delta Air Lines, Inc. , 4 .95% , 7/10/28 , Callable 6/10/28 @ 100 ....................... 2,880 2,884
Ferguson Enterprises, Inc. , 4 .80% , 8/14/29 , Callable 7/14/29 @ 100 ................... 1,955 1,949
Honeywell Aerospace, Inc. , 4 .00% , 3/16/29 , Callable 2/16/29 @ 100 .................. 1,290 1,266
Penske Truck Leasing Co. LP/PTL Finance Corp. , 5 .35% , 1/12/27 , Callable 12/12/26 @ 100 (a) 390 391
The Boeing Co. , 6 .26% , 5/1/27 , Callable 4/1/27 @ 100 ............................ 1,000 1,011
10,111

Victory Portfolios IV
Victory Pioneer Short Term Income Fund
17
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Information Technology (1.0%):
CDW LLC/CDW Finance Corp. , 2 .67% , 12/1/26 , Callable 11/1/26 @ 100 .............. $ 1,750 $ 1,742
Microchip Technology, Inc. , 4 .90% , 3/15/28 .................................... 2,450 2,454
Motorola Solutions, Inc. , 4 .85% , 8/17/29 , Callable 7/17/29 @ 100 .................... 1,000 998
Oracle Corp. , 4 .55% , 2/4/29 , Callable 1/4/29 @ 100 .............................. 4,400 4,300
9,494
Materials (0.4%):
Georgia-Pacific LLC , 4 .40% , 5/15/29 , Callable 4/15/29 @ 100 (a) .................... 895 885
Martin Marietta Materials, Inc. , 4 .85% , 8/15/29 , Callable 7/15/29 @ 100 ............... 2,800 2,801
3,686
Utilities (2.2%):
Ameren Corp. , 5 .70% , 12/1/26 , Callable 11/1/26 @ 100 ........................... 1,750 1,754
DTE Energy Co. , 4 .95% , 7/1/27 , Callable 6/1/27 @ 100 ........................... 3,600 3,611
Monongahela Power Co. , 4 .45% , 8/15/29 , Callable 7/15/29 @ 100 (a) .................. 1,595 1,577
NextEra Energy Capital Holdings, Inc. , 4 .69% , 9/1/27 ............................. 2,400 2,406
The Brooklyn Union Gas Co. , 4 .63% , 8/5/27 , Callable 7/5/27 @ 100 (a) ................ 3,000 3,000
The Cleveland Electric Illuminating Co. , 5 .00% , 2/15/30 , Callable 1/15/30 @ 100 (a) ....... 1,000 999
Vistra Operations Co. LLC
5 .05% , 12/30/26 (a) .................................................. 1,500 1,503
3 .70% , 1/30/27 , Callable 11/30/26 @ 100 (a) ................................ 4,935 4,911
WEC Energy Group, Inc. , 5 .60% , 9/12/26 ..................................... 869 869
20,630
Total Corporate Bonds (Cost $225,655)
a
a
a
225,478
Insurance-Linked Securities (0.0%)(f)
Event Linked Bonds (0.0%):(f)
Windstorm - Florida - (0.0%):(f)
Integrity Re , 2022-1 A , 3 .68% ( FHMMUSTF + 10 bps ) , 6/6/30 (a) (b) (j) .................. 123 86
Reinsurance Sidecars (0.0%):(f)
Multiperil - Worldwide - (0.0%):(f)
Alturas Re , 2022-3 , 12/31/27 (g) (j) (k) (l) ....................................... 185 —
Thopas Re
12/31/26 (g) (j) (k) (l) ................................................. 250 4
12/31/26 (g) (j) (k) (l) ................................................. 500 1
12/31/27 (g) (j) (k) (l) ................................................. 250 1
6
Total Insurance-Linked Securities (Cost $123)
a
a
a
92
Yankee Dollars (11.1%)
Communication Services (0.4%):
NBN Co. Ltd. , 4 .00% , 10/1/27 , Callable 9/1/27 @ 100 (a) .......................... 4,200 4,170
Consumer Discretionary (0.5%):
Royal Caribbean Cruises Ltd. , 5 .50% , 4/1/28 , Callable 10/1/27 @ 100 (a) ............... 5,000 5,038
Consumer Staples (0.3%):
Alimentation Couche-Tard, Inc. , 3 .55% , 7/26/27 , Callable 4/26/27 @ 100 (a) ............. 3,200 3,174
Energy (0.2%):
Saudi Arabian Oil Co. , 4 .00% , 2/2/29 , Callable 1/2/29 @ 100 (a) ..................... 1,555 1,522
Financials (7.6%):
ABN AMRO Bank NV , 6 .34% ( H15T1Y + 165 bps ) , 9/18/27 (a) (b) ..................... 1,300 1,301
AerCap Ireland Capital DAC/AerCap Global Aviation Trust , 4 .13% , 2/28/29 , Callable 1/28/29
@ 100 ........................................................... 3,000 2,943
Banco Santander SA , 4 .60% , 4/15/29 ......................................... 2,600 2,579
Bank of Montreal , 4 .57% ( SOFR + 88 bps ) , 9/10/27 , Callable 9/10/26 @ 100 (b) ........... 4,400 4,400
Barclays PLC
6 .50% ( SOFR + 188 bps ) , 9/13/27 , Callable 9/13/26 @ 100 (b) .................... 1,600 1,601
4 .84% ( SOFR + 134 bps ) , 9/10/28 , Callable 9/10/27 @ 100 (b) .................... 2,900 2,902
5 .09% ( SOFR + 96 bps ) , 2/25/29 , Callable 2/25/28 @ 100 (b) ..................... 1,900 1,905
CaixaBank SA , 6 .68% ( SOFR + 208 bps ) , 9/13/27 , Callable 9/13/26 @ 100 (a) (b) .......... 3,000 3,002

Victory Portfolios IV
Victory Pioneer Short Term Income Fund
18
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Canadian Imperial Bank of Commerce
5 .24% , 6/28/27 .................................................... $ 3,300 $ 3,325
4 .51% ( SOFR + 93 bps ) , 9/11/27 , Callable 9/11/26 @ 100 (b) ..................... 2,000 2,000
HSBC Holdings PLC
5 .21% ( SOFR + 261 bps ) , 8/11/28 , Callable 8/11/27 @ 100 (b) .................... 1,500 1,507
5 .13% ( SOFR + 104 bps ) , 11/19/28 , Callable 11/19/27 @ 100 (b) .................. 2,300 2,310
Hyundai Capital Services, Inc. , 5 .13% , 2/5/27 (a) ................................ 550 551
ING Groep NV , 6 .08% ( SOFR + 156 bps ) , 9/11/27 , Callable 9/11/26 @ 100 (b) ............ 2,500 2,501
Intesa Sanpaolo SpA , 5 .00% ( H15T1Y + 80 bps ) , 6/29/30 , Callable 6/29/29 @ 100 (a) (b) ..... 2,970 2,953
Lloyds Banking Group PLC
5 .46% ( H15T1Y + 138 bps ) , 1/5/28 , Callable 1/5/27 @ 100 (b) .................... 1,380 1,384
5 .09% ( H15T1Y + 85 bps ) , 11/26/28 , Callable 11/26/27 @ 100 (b) ................. 2,000 2,009
Macquarie Bank Ltd. , 5 .39% , 12/7/26 (a) ...................................... 1,340 1,344
Mitsubishi UFJ Financial Group, Inc. , 5 .02% ( H15T1Y + 195 bps ) , 7/20/28 , Callable 7/20/27 @
100 (b) ........................................................... 2,800 2,807
National Bank of Canada
4 .17% ( SOFRINDX + 76 bps ) , 1/20/29 , Callable 1/20/28 @ 100 (b) ................ 1,820 1,805
5 .00% ( SOFR + 74 bps ) , 9/8/29 , Callable 9/8/28 @ 100 , MTN (b) .................. 2,290 2,291
Nomura Holdings, Inc. , 5 .59% , 7/2/27 ........................................ 3,300 3,327
Royal Bank of Canada , 4 .51% ( SOFRINDX + 72 bps ) , 10/18/27 , Callable 10/18/26 @ 100 (b) . 2,800 2,800
SMBC Aviation Capital Finance DAC , 4 .95% , 7/23/29 , Callable 6/23/29 @ 100 (a) ........ 3,350 3,339
Standard Chartered PLC
5 .69% ( H15T1Y + 105 bps ) , 5/14/28 , Callable 5/14/27 @ 100 (a) (b) ................ 1,225 1,233
5 .08% ( H15T1Y + 78 bps ) , 8/13/30 , Callable 8/13/29 @ 100 (a) (b) ................. 3,000 2,994
Sumitomo Mitsui Financial Group, Inc. , 4 .11% , 1/15/29 ........................... 3,420 3,365
Swedbank AB , 6 .14% , 9/12/26 (a) ........................................... 1,800 1,801
The Toronto-Dominion Bank , 4 .57% , 6/2/28 ................................... 4,000 3,991
70,270
Industrials (0.8%):
Element Fleet Management Corp.
5 .64% , 3/13/27 , Callable 2/13/27 @ 100 (a) ................................ 3,215 3,229
4 .80% , 5/29/29 , Callable 4/29/29 @ 100 (a) ................................ 610 606
LG Energy Solution Ltd. , 5 .25% , 4/2/28 (a) (i) ................................... 3,200 3,205
7,040
Information Technology (0.9%):
NXP BV/NXP Funding LLC/NXP USA, Inc. , 4 .30% , 8/19/28 , Callable 7/19/28 @ 100 ..... 5,050 4,999
SK hynix, Inc. , 6 .38% , 1/17/28 (a) ........................................... 3,000 3,064
8,063
Materials (0.1%):
Anglo American Capital PLC , 4 .75% , 4/10/27 (a) ................................ 1,303 1,304
Sovereign Bond (0.3%):
Saudi Government International Bond , 3 .63% , 3/4/28 (a) ........................... 2,600 2,559
Total Yankee Dollars (Cost $103,297)
a
a
a
103,140
U.S. Government Agency Mortgages (5.4%)
Federal Home Loan Mortgage Corporation
6 .24% ( H15T1Y + 225 bps ) , 11/1/31 (b) .................................... 1 1
5 .00% , 3/1/44 ..................................................... 5 5
6 .00% , 8/1/53 - 9/1/54 ............................................... 2,918 2,972
6 .50% , 7/1/54 - 12/1/55 .............................................. 7,588 7,904
10,882
Federal National Mortgage Association
5 .96% ( H15T1Y + 246 bps ) , 4/1/28 (b) ..................................... — (m) 1
6 .50% , 4/1/29 - 6/1/54 ............................................... 5,401 5,584
5 .50% , 12/1/35 - 10/1/54 ............................................. 1,181 1,171
7 .00% , 1/1/36 ..................................................... 6 6
6 .23% ( RFUCCT1Y + 180 bps ) , 7/1/36 (b) .................................. 3 3
4 .67% ( ECOFC + 193 bps ) , 12/1/36 (b) ..................................... 3 3
6 .00% , 4/1/38 - 10/1/54 .............................................. 3,924 3,969
3 .00% , 3/1/47 ..................................................... 59 52
10,789

Victory Portfolios IV
Victory Pioneer Short Term Income Fund
19
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Federal National Mortgage Association, TBA
5 .50% , 9/25/41 - 9/25/56 ............................................. $ 9,700 $ 9,674
3 .00% , 9/25/56 .................................................... 4,300 3,664
3 .50% , 9/25/56 .................................................... 4,100 3,635
5 .00% , 9/25/56 .................................................... 5,900 5,690
22,663
Government National Mortgage Association
6 .50% , 5/15/31 - 10/15/37 ............................................. 13 13
6 .00% , 12/15/31 - 9/20/56 ............................................. 3,134 3,178
3,191
Government National Mortgage Association, TBA
6 .50% , 9/20/56 .................................................... 2,200 2,267
Total U.S. Government Agency Mortgages (Cost $49,912)
a
a
a
49,792
U.S. Treasury Obligations (3.0%)
U.S. Treasury Bonds , 6 .38% , 8/15/27 ......................................... 7,000 7,141
U.S. Treasury Notes , 4 .13% , 1/31/27 ......................................... 21,000 21,011
Total U.S. Treasury Obligations (Cost $28,113)
a
a
a
28,152
Commercial Paper (1.7%)
Health Care (0.4%):
HCA, Inc. , 4 .06% , 9/1/26 (a) (n) ............................................. 4,000 4,000
Industrials (0.5%):
Fiserv, Inc. , 3 .85% , 9/1/26 (a) (n) ............................................ 4,800 4,799
Utilities (0.8%):
CenterPoint Energy Resources corp. , 3 .79% , 9/1/26 (a) (n) .......................... 6,000 5,999
NGPL PipeCo LLC , 4 .11% , 9/1/26 (a) (n) ...................................... 1,000 1,000
6,999
Total Commercial Paper (Cost $15,800)
a
a
a
15,798
Shares
Collateral for Securities Loaned (0.2%)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .57% (o) ........ 436,768 437
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .61% (o) ............ 436,768 437
Invesco Government & Agency Portfolio, Institutional Shares , 3 .67% (o) ............... 436,768 437
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .58% (o) . 436,768 436
Total Collateral for Securities Loaned (Cost $1,747)
a
a
a
1,747
Total Investments (Cost $949,913) — 101.2% 936,371
Liabilities in excess of other assets —  (1.2)% (10,755)
NET ASSETS — 100.00% $ 925,616
At August 31, 2026, the Fund's investments in foreign securities were 16.3% of net assets.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of August 31, 2026, the fair value of these securities was
$606,681 (thousands) and amounted to 65.5% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of August 31, 2026.
(c) Currently the issuer is in default with respect to interest and/or principal payments.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at August 31, 2026.
(e) Security is interest only.
(f) Amount represents less than 0.05% of net assets.
(g) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of August 31, 2026. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(h) Zero-coupon bond.
(i) All or a portion of this security is on loan.

Victory Portfolios IV
Victory Pioneer Short Term Income Fund
20
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Security Name
Acquisition Date
Cost
Value
Alturas Re , 2022-3 ..................................................
1/18/22
$ —
$ —
Integrity Re , 2022-1 A ...............................................
5/9/22
123
86
Thopas Re , 2020 ...................................................
12/30/19
—
1
Thopas Re , 2021 ...................................................
1/22/21
—
4
Thopas Re , 2022 ...................................................
2/15/22
—
1
Total (0.0% of net assets)
$123
$92
(j) The following table details the earliest acquisition date, cost, and market value of the Fund's restricted securities due to trading restrictions at August 31,
2026 (amounts in thousands):
(k) Non-income producing security.
(l) Issued as preference shares.
(m) Rounds to less than $1 thousand.
(n) Rate represents the effective yield at August 31, 2026.
(o) Rate disclosed is the daily yield on August 31, 2026.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
ECOFC
—
Enterprise 11th District COFI Replacement Index
FHMMUSTF
—
Federated Hermes U.S. Treasury Cash Reserves Fund Yield
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of August 31, 2026.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
PRIME
—
US Prime rate, rate disclosed as of August 31, 2026.
REMIC
—
Real Estate Mortgage Investment Conduits
RFUCCT1Y
—
Refinitiv USD Interbank Offered Rate Customer Cash Fallbacks Term 1 Year, rate disclosed as of August 31, 2026
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of August 31, 2026.
SOFR01M
—
1 Month SOFR, rate disclosed as of August 31, 2026.
SOFR03M
—
3 Month SOFR, rate disclosed as of August 31, 2026.
SOFR06M
—
6 Month SOFR, rate disclosed as of August 31, 2026.
SOFR30A
—
30 day average of SOFR, rate disclosed as of August 31, 2026.
STACR
—
Structured Agency Credit Risk
STRIPS
—
Separately Trading Registered Interest and Principal Securities
TBA
—
To Be Announced Securities
TSFR1M
—
1 Month Term SOFR, rate disclosed as of August 31, 2026.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of August 31, 2026.
TBA Sales Commitments
Security Description
Principal Amount
(000)
Value
(000)
TBA Sales Commitments - (2.30%)
Collateralized Mortgage Obligations —  (2.30%)
Federal National Mortgage Association
6.50% , 9/25/56 .................................................... $ (6,950) $ (7,161)
Government National Mortgage Association, TBA
6.00% , 10/25/56 ................................................... (6,600) (6,662)
6.50% , 10/25/56 ................................................... (6,600) (6,789)
Total TBA Sales Commitments (Proceeds  $20,673) $(20,612)

Victory Portfolios IV
Victory Pioneer Short Term Income Fund
21
Schedule of Portfolio Investments — continued
August 31, 2026
See notes to financial statements.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
2-Year U.S. Treasury Note Futures ....... 2,120 12/31/26 $ 436,294 $ 435,096 $ (1,198)
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
10-Year U.S. Treasury Note Futures ...... 40 12/21/26 $ 4,344 $ 4,306 $ 38
10-Year U.S. Ultra Futures ............ 93 12/21/26 10,271 10,176 95
$ 133
Total unrealized appreciation $ 133
Total unrealized depreciation (1,198)
Total net unrealized appreciation (depreciation) $ (1,065)

Statement of Assets and Liabilities
August 31, 2026
22
See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands, Except Per Share Amounts)
Victory Pioneer
Short Term Income
Fund
Assets:
Investments, at value (Cost $949,913) $ 936,371 (a)
Cash 3,971
Futures contracts collateral 410
Due from broker 1,889
Receivables:
Dividends, interest, and securities lending income 5,908
Capital shares issued 6,965
Investments sold 40,009
From Adviser 63
Variation margin on open futures contracts 23
Prepaid expenses 32
Total Assets 995,641
Liabilities:
Payables:
Collateral received on loaned securities 1,747
Distributions 347
Investments purchased 44,575
Capital shares redeemed 2,109
TBA sales commitments, at value (Proceeds $20,673) 20,612
Accrued expenses and other payables:
Investment advisory fees 278
Administration fees 34
Custodian fees 7
Transfer agent fees 3
Sub-Transfer agent fees 138
Trustees' fees 6
12b-1 fees 19
Other accrued expenses 150
Total Liabilities 70,025
Commitments and contingencies (Note 5 )
Net Assets:
Capital 1,005,885
Total accumulated earnings (loss) (80,269)
Net Assets $ 925,616
Net Assets:
Class A $ 181,438
Class C 15,231
Class R6 6,146
Class Y 722,801
Total $ 925,616
Shares (unlimited number of shares authorized with no par value):
Class A 20,921
Class C 1,753
Class R6 705
Class Y 83,229
Total 106,608
Net asset value, offering and redemption price per share:(b)
Class A $ 8.67
Class C(c) 8.69
Class R6 8.72
Class Y 8.68
(a) Includes $1,684 thousand of securities on loan.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(c) Redemption price per share varies by length of time shares are held.

Statement of Operations
For the Year Ended August 31, 2026
23
See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands)
Victory Pioneer
Short Term Income
Fund
Investment Income:
Dividends $ 142
Interest 58,410
Securities lending (net of fees) 1
Foreign tax withholding (174)
Total Income 58,379
Expenses:
Investment advisory fees 3,757
Administration fees 468
Sub-Administration fees 15
12b-1 fees — Class A 398
12b-1 fees — Class C 81
Custodian fees 26
Transfer agent fees — Class A 13
Transfer agent fees — Class C 2
Transfer agent fees — Class R6 1
Transfer agent fees — Class Y 30
Sub-Transfer agent fees — Class A 96
Sub-Transfer agent fees — Class C 7
Sub-Transfer agent fees — Class Y 817
Trustees' fees 40
Legal and audit fees 106
State registration and filing fees 124
Other expenses 79
Recoupment of prior expenses waived/reimbursed by Adviser — (a)
Total Expenses 6,060
Less fees paid indirectly (5)
Expenses waived/reimbursed by Adviser (533)
Net Expenses 5,522
Net Investment Income (Loss) 52,857
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (1,021)
Net realized gains (losses) from TBA sales commitments (110)
Net realized gains (losses) from futures contracts (6,136)
Net change in unrealized appreciation/depreciation on investment securities (22,317)
Net change in unrealized appreciation/depreciation on TBA sales commitments 126
Net change in unrealized appreciation/depreciation on futures contracts (1,515)
Net realized/unrealized gains (losses) on investments (30,973)
Change in net assets resulting from operations $ 21,884
(a) Rounds to less than $1 thousand.

24
(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
See notes to financial statements.
Victory Pioneer Short Term Income
Fund
Year
Ended
August 31, 2026
Year
Ended
August 31, 2025*
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 52,857 $ 63,177
Net realized gains (losses) (7,267) (568)
Net change in unrealized appreciation/depreciation (23,706) 3,752
Change in net assets resulting from operations 21,884 66,361
Distributions to Shareholders:
Class A (9,504) (8,873)
Class C (728) (428)
Class C2 — (364)
Class R6 (391) (1,081)
Class Y (43,256) (52,743)
Change in net assets resulting from distributions to shareholders (53,879) (63,489)
Change in net assets resulting from capital transactions (314,935) 306,467
Change in net assets (346,930) 309,339
Net Assets:
Beginning of period 1,272,546 963,207
End of period $ 925,616 $ 1,272,546
* Pioneer Short Term Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is
the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class C2, Class K, and Class Y shares of the Predecessor Fund received
Class A, Class C, Class C, Class R6, and Class Y shares of the Fund, respectively.

25
(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Pioneer Short Term Income
Fund
Year
Ended
August 31, 2026
Year
Ended
August 31, 2025*
Capital Transactions:
Class A
Proceeds from shares issued $ 73,148 $ 134,676
Distributions reinvested 9,277 8,565
Cost of shares redeemed (93,369) (83,459)
Total Class A $ (10,944) $ 59,782
Class C
Proceeds from shares issued $ 2,662 $ 6,370
Distributions reinvested 674 427
Cost of shares redeemed (4,387) (18,749)
Total Class C $ (1,051) $ (11,952)
Class C2
Proceeds from shares issued $ — $ 18,547
Distributions reinvested — 296
Cost of shares redeemed — (3,522)
Total Class C2 $ — $ 15,320
Class R6
Proceeds from shares issued $ 1,178 $ 6,817
Distributions reinvested 386 1,044
Cost of shares redeemed (13,073) (14,194)
Total Class R6 $ (11,509) $ (6,333)
Class Y
Proceeds from shares issued $ 375,226 $ 782,780
Distributions reinvested 39,163 47,485
Cost of shares redeemed (705,820) (580,615)
Total Class Y $ (291,431) $ 249,650
Change in net assets resulting from capital transactions $ (314,935) $ 306,467
Share Transactions:
Class A
Issued 8,295 15,141
Reinvested 1,056 964
Redeemed (10,626) (9,399)
Total Class A (1,275) 6,706
Class C
Issued 301 714
Reinvested 77 48
Redeemed (499) (2,106)
Total Class C (121) (1,344)
Class C2
Issued — 2,081
Reinvested — 33
Redeemed — (395)
Total Class C2 — 1,719
Class R6
Issued 133 764
Reinvested 44 117
Redeemed (1,470) (1,591)
Total Class R6 (1,293) (710)
Class Y
Issued 42,551 87,950
Reinvested 4,452 5,334
Redeemed (80,065) (65,267)
Total Class Y (33,062) 28,017
Change in Shares (35,751) 34,388
* Pioneer Short Term Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is
the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class C2, Class K, and Class Y shares of the Predecessor Fund received
Class A, Class C, Class C, Class R6, and Class Y shares of the Fund, respectively.

Victory Portfolios IV
Financial Highlights
For a Share Outstanding Throughout Each Period
26
See notes to financial statements.
Victory Pioneer Short Term Income Fund
Class A*
Year
Ended
August 31,
2026
Year
Ended
August 31,
2025
Year
Ended
August 31,
2024
Year
Ended
August 31,
2023
Year
Ended
August 31,
2022
Net Asset Value, Beginning of Period $8.93 $8.91 $8.71 $8.85 $9.39
Investment Activities:
Net investment income (loss)(a) 0.41 0.45 0.46 0.39 0.18
Net realized and unrealized gains (losses) (0.25) 0.01 0.22 (0.12) (0.52)
Total from Investment Activities 0.16 0.46 0.68 0.27 (0.34)
Distributions to Shareholders from:
Net investment income (0.42) (0.44) (0.48) (0.41) (0.20)
Total Distributions (0.42) (0.44) (0.48) (0.41) (0.20)
Net Asset Value, End of Period $8.67 $8.93 $8.91 $8.71 $8.85
Total Return(b) 1.83% 5.35% 8.03% 3.17% (3.65)%
Ratios to Average Net Assets:
Net Expenses(c) 0.68%(d) 0.71% 0.83% 0.83% 0.83%
Net Investment Income (Loss)(e) 4.68% 5.02% 5.30% 4.46% 1.97%
Gross Expenses(c) 0.68%(d) 0.71% 0.93% 0.97% 0.97%
Supplemental Data:
Net Assets at end of period (000's) $181,438 $198,172 $137,942 $96,545 $124,028
Portfolio Turnover(f) 28% 31% 40% 54% 68%
* Pioneer Short Term Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class C2, Class K, and Class Y shares of the Predecessor
Fund received Class A, Class C, Class C, Class R6, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) Does not include acquired fund fees and expenses, if any.
(d) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(e) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

27
Victory Portfolios IV
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Pioneer Short Term Income Fund
Class C*
Year
Ended
August 31,
2026
Year
Ended
August 31,
2025
Year
Ended
August 31,
2024
Year
Ended
August 31,
2023
Year
Ended
August 31,
2022
Net Asset Value, Beginning of Period $8.94 $8.92 $8.74 $8.88 $9.42
Investment Activities:
Net investment income (loss)(a) 0.39 0.41 0.45 0.38 0.16
Net realized and unrealized gains (losses) (0.25) 0.04 0.20 (0.12) (0.51)
Total from Investment Activities 0.14 0.45 0.65 0.26 (0.35)
Distributions to Shareholders from:
Net investment income (0.39) (0.43) (0.47) (0.40) (0.19)
Total Distributions (0.39) (0.43) (0.47) (0.40) (0.19)
Net Asset Value, End of Period $8.69 $8.94 $8.92 $8.74 $8.88
Total Return(b) 1.66% 5.15% 7.62% 3.01% (3.80)%
Ratios to Average Net Assets:
Net Expenses(c) 0.98%(d) 0.99% 0.99% 0.97% 1.00%
Net Investment Income (Loss)(e) 4.38% 4.66% 5.15% 4.33% 1.78%
Gross Expenses(c) 0.98%(d) 0.99% 0.99% 1.03% 1.01%
Supplemental Data:
Net Assets at end of period (000's) $15,231 $16,757 $1,379 $1,189 $1,228
Portfolio Turnover(f) 28% 31% 40% 54% 68%
* Pioneer Short Term Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class C2, Class K, and Class Y shares of the Predecessor
Fund received Class A, Class C, Class C, Class R6, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) Does not include acquired fund fees and expenses, if any.
(d) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(e) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios IV
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
28
See notes to financial statements.
Victory Pioneer Short Term Income Fund
Class R6*
Year
Ended
August 31,
2026
Year
Ended
August 31,
2025
Year
Ended
August 31,
2024
Year
Ended
August 31,
2023
Year
Ended
August 31,
2022
Net Asset Value, Beginning of Period $8.98 $8.96 $8.77 $8.91 $9.45
Investment Activities:
Net investment income (loss)(a) 0.44 0.48 0.50 0.45 0.22
Net realized and unrealized gains (losses) (0.26) 0.02 0.20 (0.14) (0.52)
Total from Investment Activities 0.18 0.50 0.70 0.31 (0.30)
Distributions to Shareholders from:
Net investment income (0.44) (0.48) (0.51) (0.45) (0.24)
Total Distributions (0.44) (0.48) (0.51) (0.45) (0.24)
Net Asset Value, End of Period $8.72 $8.98 $8.96 $8.77 $8.91
Total Return(b) 2.11% 5.73% 8.30% 3.56% (3.26)%
Ratios to Average Net Assets:
Net Expenses(c) 0.43%(d) 0.42% 0.46% 0.45% 0.46%
Net Investment Income (Loss)(e) 4.97% 5.32% 5.68% 5.13% 2.36%
Gross Expenses(c) 0.43%(d) 0.42% 0.46% 0.50% 0.49%
Supplemental Data:
Net Assets at end of period (000's) $6,146 $17,935 $24,266 $23,424 $1,001
Portfolio Turnover(f) 28% 31% 40% 54% 68%
* Pioneer Short Term Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class C2, Class K, and Class Y shares of the Predecessor
Fund received Class A, Class C, Class C, Class R6, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(e) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

29
Victory Portfolios IV
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Pioneer Short Term Income Fund
Class Y*
Year
Ended
August 31,
2026
Year
Ended
August 31,
2025
Year
Ended
August 31,
2024
Year
Ended
August 31,
2023
Year
Ended
August 31,
2022
Net Asset Value, Beginning of Period $8.94 $8.92 $8.73 $8.87 $9.41
Investment Activities:
Net investment income (loss)(a) 0.43 0.47 0.50 0.43 0.21
Net realized and unrealized gains (losses) (0.25) 0.02 0.20 (0.13) (0.52)
Total from Investment Activities 0.18 0.49 0.70 0.30 (0.31)
Distributions to Shareholders from:
Net investment income (0.44) (0.47) (0.51) (0.44) (0.23)
Total Distributions (0.44) (0.47) (0.51) (0.44) (0.23)
Net Asset Value, End of Period $8.68 $8.94 $8.92 $8.73 $8.87
Total Return(b) 2.06% 5.68% 8.30% 3.55% (3.29)%
Ratios to Average Net Assets:
Net Expenses(c) 0.46%(d) 0.46% 0.46% 0.46% 0.46%
Net Investment Income (Loss)(e) 4.91% 5.27% 5.68% 4.87% 2.34%
Gross Expenses(c) 0.52%(d) 0.53% 0.55% 0.59% 0.57%
Supplemental Data:
Net Assets at end of period (000's) $722,801 $1,039,682 $787,627 $284,372 $270,281
Portfolio Turnover(f) 28% 31% 40% 54% 68%
* Pioneer Short Term Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class C2, Class K, and Class Y shares of the Predecessor
Fund received Class A, Class C, Class C, Class R6, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(e) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
August 31, 2026
Victory Portfolios IV
30
1. Organization:
Victory Portfolios IV (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 26 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”). The Fund is classified as diversified under the 1940 Act.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.  Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
The Fund, which commenced operations on April 1, 2025, is the successor to Pioneer Short Term Income Fund (the “Predecessor Fund”). The
Predecessor Fund transferred all of the net assets of Class A, Class C, Class C2, Class K, and Class Y shares in exchange for the Fund’s Class
A, Class C, Class C, Class R6, and Class Y shares, respectively, on April 1, 2025 pursuant to an agreement and plan of reorganization (the
“Reorganization”), which was approved by the shareholders of the Predecessor Fund on March 27, 2025. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding Class A, Class C, Class C2, Class K, and Class Y shares of the Predecessor Fund received Class A, Class C, Class C, Class R6, and
Class Y shares of the Fund, respectively, in the Reorganization. The Predecessor Fund was the accounting survivor of the Reorganization.
Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The
Fund’s investment objective is to seek a high level of current income to the extent consistent with a relatively high level of stability of principal.
Effective April 1, 2025, VCM serves as the Fund’s investment adviser, succeeding Amundi Asset Management US, Inc. (“Amundi US”). On the
same date, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, became the Distributor for the Fund's shares, succeeding
Amundi Distributor US, Inc. The Distributor receives no fee or other compensation for these services (See Note 5).
On September 30, 2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub-administrator, sub-fund accountant, and transfer agent. Effective as of February 9, 2026, Citibank, N.A. serves as the custodian of the Fund, Citi Fund Services Ohio, Inc. serves as sub-administrator and sub-fund accountant of the Fund, and FIS Investor Services LLC serves as transfer agent of the Fund.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Pioneer Short Term Income Fund Short Term Income Fund Class A, Class C, Class R6, and
Class Y

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
31
Portfolio securities listed or traded on securities exchanges are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing mean, if available, or otherwise at the bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Investments in open-end investment companies are valued at their net asset value (“NAV”). These valuations are typically categorized as Level
1 in the fair value hierarchy.
Loan interests are valued at the mean between the last available bid and ask prices from one or more brokers or dealers as obtained from an independent third-party pricing service. If price information is not available, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited. These valuations are typically categorized as Level 2 in the fair value hierarchy.
Event-linked bonds are valued at the bid price obtained from an independent third-party pricing service. Other insurance-linked securities
(including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance valuation models, or other fair value methods or techniques to provide an estimated value of the instrument. Event-linked bond valuations are typically categorized as Level 2 in the fair value hierarchy.
Other insurance-linked valuations are typically categorized as Level 3 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
Options are generally valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of August 31, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of August 31, 2026, there were no significant transfers into or out of Level 3.
Level 1 Level 2 Level 3 Total
Short Term Income Fund
Asset-Backed Securities ......................................... $ — $ 302,421 $ — $ 302,421
Collateralized Loan Obligations ................................... — 94,519 — 94,519
Collateralized Mortgage Obligations ................................ — 111,652 70 111,722
Senior Secured Loans ........................................... — 3,510 — 3,510
Corporate Bonds .............................................. — 225,455 23 225,478
Insurance-Linked Securities ...................................... — 86 6 92
Yankee Dollars ............................................... — 103,140 — 103,140
U.S. Government Agency Mortgages ................................ — 49,792 — 49,792
U.S. Treasury Obligations ........................................ — 28,152 — 28,152
Commercial Paper ............................................. — 15,798 — 15,798
Collateral for Securities Loaned ................................... 1,747 — — 1,747
Total ....................................................... $ 1,747 $ 934,525 $ 99 $ 936,371
Liabilities:
TBA Sales Commitments ........................................ $ — $ (20,612) $ — $ (20,612)
Total ....................................................... $ — $ (20,612) $ — $ (20,612)
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 133 — — 133
Liabilities:
Futures Contracts .............................................. (1,198) — — (1,198)
Total ....................................................... $ (1,065) $ — $ — $ (1,065)

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
32
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs will be reclassified to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of the underlying funds.
Management has determined that no offsetting requirements exist as a result of its conclusion that the Fund is not subject to master netting agreements for futures contracts. During the year ended August 31, 2026, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.
Insurance-Linked Securities ("ILS"):
The Fund invests in ILS. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as defined within the terms of an insurance-
linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a specific size or magnitude that occur in a designated geographic region during a specified time period, and/or that involve losses or other metrics that exceed a specific amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry significant risk. The Fund is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude specified by the instrument.
In addition to the specified trigger events, ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Fund’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to specific risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
Where the ILS are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Fund’s structured reinsurance investments, and therefore the
Fund’s assets are placed at greater risk of loss than if the Adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Fund. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset, the Fund may be forced to sell at a loss.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage
Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the
Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie
Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
TBAs :
The Fund may enter into to-be-announced (TBA) purchases or sales commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the
Fund are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the Fund maintains an entitlement to the security to be sold.

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
33
To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated
TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. As of August 31, 2026, no collateral was pledged or paid by the Fund.
Loans:
Floating rate loans in which the Fund invests are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid.
See note regarding below-investment-grade securities. The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days after the trade date. Securities that require more than 35 days to settle are considered senior securities and subject to Rule 18f-4. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place.  If the Fund owns delayed-
delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statement of Assets and Liabilities.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Futures contracts collateral and Collateral received from broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of its conclusion that the Fund is not subject to master netting agreements for futures contracts. During the year ended August 31, 2026, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of August 31, 2026 (amounts in thousands):
Assets Liabilities
Futures
contracts*
Futures
contracts*
Interest Rate Risk Exposure: 133,000 (1,198,000)
Short Term Income Fund ................................................................ $ 133 $ 1,198

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
34
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only the current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.
Summary of Derivative Instruments:
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended
August 31, 2026 (amounts in thousands):
Average Quarterly Balances of Outstanding Derivative Financial Instruments:
The following table summarizes the volume of derivative instruments activity for the year ended August 31, 2026, categorized by derivative instrument type (amounts in thousands):
Investment Transactions and Related Income:
Investment transactions are recorded on trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period.  Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Interest income is accrued daily and recorded using the effective interest method, which includes the amortization of premiums and accretion of discounts on debt securities. Paydown gains or losses on applicable securities, if any, are recorded as components of
Interest income on the Statement of Operations.
Withholding taxes on foreign dividends, interest, and capital gains have been provided for in accordance with the applicable tax rules and rates of each respective country.
Securities Lending:
Effective May 8, 2026, the Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans with collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Fund’s Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral, and therefore it is not disclosed on the Fund’s Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations.
Loans are terminable upon demand, and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Fund’s securities lending transactions as of August 31, 2026 (amounts in thousands):
Net realized gains
(losses) from
futures contracts
Net change
in unrealized
appreciation/
depreciation on
futures contracts
Interest Rate Risk Exposure: (6,136,000) (1,515,000)
Short Term Income Fund ............................................................ $ (6,136) $ (1,515)
Short Term
Income Fund
Futures contracts:
Average notional value of contracts — long .................................................................. $ 453,530
Average notional value of contracts — short .................................................................. $ (24,823)
a

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
35
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of August 31.
For the year ended August 31, 2026, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which include the current fiscal tax year-end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition, TBA Securities and all derivative contracts)
for the year ended August 31, 2026, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within their principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of August 31, 2026, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of the Fund. The rates at which the Adviser is paid by the Fund are included in the table below.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Short Term Income Fund ........................................... $ 1,684 $ — $ 1,747
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Short Term Income Fund .......................................... $ 284,924 $ 490,232 $ 9,644 $ 60,594
Short Term Income Fund
Ownership %
Victory Pioneer Solutions – Balanced Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
36
Amounts incurred and paid to VCM for the year ended August 31, 2026, are reflected on the Statement of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of all Companies and Funds (as defined in the Administration and
Fund Accounting Agreement) together with all other registered investment companies for which VCM acts as administrator, and allocated to the
Fund on a pro rata basis calculated based on the Fund’s average daily net assets. The tiered rates at which VCM is paid by the Fund are shown in the table below:
Amounts incurred for the year ended August 31, 2026, are reflected on the Statement of Operations as Administration fees.
Effective February 9, 2026, Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with the Chief Compliance Officer, and the implementation of new reports required by new rules adopted by the SEC under the 1940
Act.
Prior to February 9, 2026, BNY Mellon served as sub-administrator and sub-fund accountant for the Fund. The total amounts incurred and paid for the year ended August 31, 2026, are reflected within the Sub-Administration fees on the Statement of Operations.
Transfer Agency Fees:
Effective February 9, 2026, FIS Investor Services LLC serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of its reasonable out-of-pocket expenses incurred in providing these services. Prior to February 9, 2026, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Fund at negotiated rates where transfer agent fees included sub-transfer agent expenses incurred through the Fund's omnibus relationship contracts. In addition, the Fund would reimburse out-of-pocket expenses incurred by the former transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. Total transfer agent fees incurred for the year ended August 31, 2026, are reflected on the
Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
Effective February 9, 2026, the Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders' accounts were maintained directly at the Fund’s transfer agent. Prior to February 9, 2026, BNY
Mellon served as sub-transfer agent. Total sub-transfer agent fees incurred for the year ended August 31, 2026, are reflected on the Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as the distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Services Plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee for Class A and Class C, at an annual rate of up to 0.20% and 0.50%, respectively, of the average daily net assets. Amounts incurred and paid to the Distributor for the year ended August 31, 2026, are reflected on the Statement of Operations as 12b-1 fees.
Adviser Fee Tier Rates
Up to $1
billion
Over $1 billion
Short Term Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%, plus 0.30%
Annual Charge
Up to $15
billion
Over $15 billion -
$30 billion
Over $30
billion - $85
billion
Over $85
billion
Short Term Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.08%, plus 0.05%, plus 0.04%, plus 0.03%

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
37
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the year ended August 31, 2026, the
Distributor did not receive any commissions.
Other Fees:
Effective February 9, 2026, Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Prior to February
9, 2026, BNY Mellon served as the Fund's custodian. Total custodian fees incurred for the year ended August 31, 2026, are reflected on the
Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of August 31, 2026, the expense limits (excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to two years (twenty-four (24) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2026.
For the year ended August 31, 2026, the following recoupment amount was paid to the Adviser (amounts in thousands):
(a)     Rounds to less than $1 thousand.
The dates in the table below represent the fiscal year-end in which the 24-month recoupment period expires. As of August 31, 2026, these amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Fund in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended August 31, 2026.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
6. Risks:
The following describes principal risks that you may assume as an investor in the Fund. The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Fund may be subject to other risks in addition to these identified risks.
Market Risk — The market prices of securities or other assets held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, political instability, recessions, inflation, changes in interest or currency rates, lack of liquidity in the markets, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment. If the market prices of the Fund’s securities and assets fall, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.
Interest Rate Risk  — The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Duration is a measure of a fixed income security’s sensitivity to changes in interest rates. For example, if interest rates increase by 1%, the value of a fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities and could also result in
In effect until April 1, 2028
Class A Class C Class R6 Class Y
Short Term Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.83% 0.99% 0.46% 0.46%
Amount
Short Term Income Fund ............................................................................... $ —(a)
August 31,
2027
August 31,
2028 Total
Short Term Income Fund ........................................................... $ 337 $ 533 $ 870

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
38
increased redemptions from the Fund. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities
(sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up or “widens,” the value of the security generally will go down. Rising interest rates can lead to increased default rates, as issuers of floating rate securities find themselves faced with higher payments. Unlike fixed rate securities, floating rate securities generally will not increase in value if interest rates decline. Changes in interest rates also will affect the amount of interest income the Fund earns on its floating rate investments.
Credit Risk — If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. The values of lower-quality debt securities tend to be particularly sensitive to these changes. Changes in actual or perceived creditworthiness may occur quickly. The values of securities also may decline for a number of other reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets. The Fund also could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
Insurance-Linked Securities ("ILS") Risk
The Fund could lose a portion or all of the principal it has invested in an insurance-linked security, and the right to additional interest and/or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as defined within the terms of an insurance-
linked security. Trigger events may include natural or other perils of a specific size or magnitude that occur in a designated geographic region during a specified time period, and/or that involve losses or other metrics that exceed a specific amount. The Fund may also invest in insurance-
linked securities that are subject to “indemnity triggers.” An indemnity trigger is a trigger based on the actual losses of the ceding sponsor (i.e., the party seeking reinsurance).
Insurance-linked securities subject to indemnity triggers are often regarded as being subject to potential moral hazard, since such insurance-
linked securities are triggered by actual losses of the ceding sponsor and the ceding sponsor may have an incentive to take actions and/or risks that would have an adverse effect on the Fund. There is no way to accurately predict whether a trigger event will occur and, accordingly, insurance-linked securities carry significant risk. In addition to the specified trigger events, insurance-linked securities may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
Certain insurance-linked securities may have limited liquidity, or may be illiquid. The Fund has limited transparency into the individual contracts underlying certain insurance-linked securities, which may make the risk assessment of such securities more difficult. Certain insurance-linked securities may be difficult to value.
7. Borrowing and Interfund Lending:
Line of Credit:
The Trust participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with Citibank, the Trust may borrow up to $250 million. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the period from September 1,
2025, through January 27, 2026, Citibank received an annual commitment fee of 0.20% for providing the Line of Credit. Effective January 28,
2026, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee changed to 0.275%. Additionally, the agreement was renewed again effective June 23, 2026, with a termination date of June 21, 2027, and the annual commitment fee remained unchanged at 0.275%. Each fund in the Trust paid a pro-rata portion of the commitment fees plus interest on amounts borrowed. Interest prior to renewal was based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.00%, plus 0.10% SOFR adjustment. Pursuant to the amendment on June 22, 2026, the interest is based on the one-month SOFR plus 1.25%, plus 0.10% SOFR adjustment. Interest charged to the
Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended August 31, 2026.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended August 31, 2026.

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
39
8. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders)
are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification, utilized earnings and profit distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of August 31, 2026, reclassification adjustments on the Statement of Assets and Liabilities that are a result of permanent book-to-tax differences were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
As of August 31, 2026, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between book-basis and tax-basis net unrealized appreciation is attributable primarily to the tax deferral losses on wash sales, insurance-linked securities, accrual of income on securities in default, straddle loss deferrals, the tax treatment of premium and amortization.
As of August 31, 2026, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of August 31, 2026, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
Total
Accumulated
Earnings
(Loss) Capital
Short Term Income Fund ..................................................................... $ 70 $ (70)
Year Ended August 31, 2026
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Short Term Income Fund .................................................................. $ 53,879 $ 53,879
Year Ended August 31, 2025
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Short Term Income Fund .................................................................. $ 63,489 $ 63,489
Undistributed
Ordinary
Income
Distributions
Payable
Accumulated
Earnings
(Loss)
Other
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Short Term Income Fund . $ 208 $ (347) $ (139) $ (18) $ (64,683) $ (15,429) $ (80,269)
Short-Term
Amount
Long-Term
Amount Total
Short Term Income Fund ................................................ $ (29,641) $ (35,042) $ (64,683)

Notes to Financial Statements — continued
August 31, 2026
Victory Portfolios IV
40
9. Segment Reporting:
The Adviser’s Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Short Term Income Fund .............................. $ 951,861 $ 3,554 $ (19,044) $ (15,490)

41
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Victory Portfolios IV and the shareholders of Victory Pioneer Short Term Income Fund
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Victory Pioneer Short Term Income Fund (the “Fund”) (one of the funds constituting Victory Portfolios IV), including the schedule of portfolio investments, as of August 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”).
In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of
August 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the years ended August 31, 2023 and 2022 were audited by other auditors.
Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated October 30, 2023.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 27, 2026
We have served as the auditor of one or more of the Victory Pioneer investment companies since 2024.

Supplemental Information
August 31, 2026
Victory Portfolios IV
42
(Unaudited)
Additional Federal Income Tax Information
For the fiscal year ended August 31, 2026, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of less than 1%.
For the year ended August 31, 2026, the Fund designated tax-exempt distributions in the amount of $– thousand.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 539-3863
19427-1026

(b)  The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Trustees, Officers and others are part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)  Code of Ethics

(a)(2)  Not applicable.

(a)(3)  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(a)(4)  Not Applicable

(a)(5)  Not Applicable

(b)  The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          Victory Portfolios IV

By (Signature and Title)      /s/ Carol D. Trevino
                                                Carol D. Trevino, Treasurer and Principal Financial Officer

Date       November 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Thomas Dusenberry
                                                Thomas Dusenberry, President and Principal Executive Officer

Date       November 5, 2026

By (Signature and Title)     /s/ Carol D. Trevino
Carol D. Trevino, Treasurer and Principal Financial Officer

Date       November 5, 2026